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                                                              CRABBE HUSON FUNDS
                                                                      PROSPECTUS
                                                                   MARCH 1, 1998
                                                                THE CRABBE HUSON
                                                              SPECIAL FUND, INC.

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                                                                    CRABBE HUSON
                                                  SMALL CAP FUND - PRIMARY CLASS

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                                                                    CRABBE HUSON
                                     REAL ESTATE INVESTMENT FUND - PRIMARY CLASS

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                                                                    CRABBE HUSON
                                                     EQUITY FUND - PRIMARY CLASS

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                                                                    CRABBE HUSON
                                           ASSET ALLOCATION FUND - PRIMARY CLASS

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                                                                    CRABBE HUSON
                                            OREGON TAX-FREE FUND - PRIMARY CLASS

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                                                                    CRABBE HUSON
                                                     INCOME FUND - PRIMARY CLASS

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                                                                    CRABBE HUSON
                                     U.S. GOVERNMENT INCOME FUND - PRIMARY CLASS

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                                                                    CRABBE HUSON
                               U.S. GOVERNMENT MONEY MARKET FUND - PRIMARY CLASS

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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                               TABLE OF CONTENTS
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                                                                                  PAGE
Summary of Key Information...................................................          4
Expense Data.................................................................          7
Financial Highlights.........................................................         10
Investment Objective and Policies............................................         21
Fundamental Policies.........................................................         28
Characteristics, Risks of Securities and Investment Techniques...............         31
Management of the Funds......................................................         43
Net Asset Value..............................................................         47
Performance Comparisons......................................................         47
Allocation of Brokerage......................................................         49
Capital Structure............................................................         49
Yield........................................................................         51
Investor Services............................................................         51
How to Purchase Your Shares..................................................         52
How to Redeem Your Shares....................................................         56
How to Exchange Your Shares..................................................         58
When Transactions are Recorded in Your Account...............................         59
Statements...................................................................         59
Special Situations...........................................................         60
Special Services.............................................................         60
Dividends, Capital Gains, Taxes..............................................         61
Oregon Tax-Free Fund.........................................................         64
Appendix A...................................................................         65
Appendix B...................................................................         68

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                                   PROSPECTUS
                                 MARCH 1, 1998
                     --------------------------------------

    Shares of the Primary class of the following nine mutual funds (individually, a "Fund" and, collectively, the "Funds") are offered in this
Prospectus:

        - CRABBE HUSON SPECIAL FUND
        - CRABBE HUSON SMALL CAP FUND
        - CRABBE HUSON REAL ESTATE INVESTMENT FUND
        - CRABBE HUSON EQUITY FUND
        - CRABBE HUSON ASSET ALLOCATION FUND
        - CRABBE HUSON OREGON TAX-FREE FUND
        - CRABBE HUSON INCOME FUND
        - CRABBE HUSON U.S. GOVERNMENT INCOME FUND
        - CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND

    Each Fund's shares offered in this Prospectus are sold at net asset value with no sales load.

    This Prospectus concisely sets forth information about the Funds you should consider before investing, including information about the investment objective of each Fund, along with a detailed description of the types of securities in which each Fund may invest, and of investment policies and restrictions applicable to each Fund. Please read it carefully and keep it for future reference.

    Additional information about each Fund contained in a Statement of Additional Information dated March 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). It may be obtained free of charge by calling Crabbe Huson Funds at (800) 541-9732. Additionally, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information material incorporated by reference in this Prospectus and other information regarding the Funds which may be of interest to an investor. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
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AN INVESTMENT IN THE U.S. GOVERNMENT MONEY MARKET FUND (OR IN ANY OTHER FUND) IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE U.S. GOVERNMENT MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
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THE SPECIAL FUND CAN ENTER INTO LEVERAGE TRANSACTIONS. THIS ACTIVITY COULD BE CONSIDERED SPECULATIVE AND COULD RESULT IN GREATER COST TO THE FUND. SEE PAGE 33.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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A COPY OF THIS PROSPECTUS MUST BE DELIVERED TO RESIDENTS OF CERTAIN STATES PRIOR TO CONSUMMATION OF A SALE OF SHARES IN THE FUND.
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SHARES OF THE OREGON TAX-FREE FUND ARE ONLY AVAILABLE FOR SALE TO RESIDENTS OF OREGON.

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                           SUMMARY OF KEY INFORMATION
                       ----------------------------------

    The information below is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Funds' Statement of Additional Information.

CRABBE HUSON SPECIAL FUND
(the "Special Fund") seeks to provide significant long-term capital appreciation. It pursues this objective through a flexible policy of investing in a diversified portfolio of carefully selected stocks that have small to medium market capitalization.

CRABBE HUSON SMALL CAP FUND
(the "Small Cap Fund") seeks to provide long-term capital appreciation. It pursues this objective by investing in a diversified portfolio of carefully selected stocks that have small market capitalization.

CRABBE HUSON REAL ESTATE INVESTMENT FUND
(the "Real Estate Fund") seeks to provide growth of capital and current income. It pursues this objective by investing primarily in equity securities of real estate investment trusts ("REITs") and other real estate industry companies.

CRABBE HUSON EQUITY FUND
(the "Equity Fund") seeks to provide long-term capital appreciation. It pursues this objective by investing in a diversified portfolio of common stocks which are widely and actively traded and that have large market capitalizations.

CRABBE HUSON ASSET ALLOCATION FUND
(the "Asset Allocation Fund") seeks preservation of capital, capital appreciation and income. It pursues these objectives by investing in stocks, fixed income securities, cash and cash equivalents.

CRABBE HUSON OREGON TAX-FREE FUND
(the "Oregon Tax-Free Fund") seeks to provide as high a level of income exempt from federal and Oregon income taxes as is consistent with prudent investment management and the preservation of capital. It pursues this objective by investing at least 80% of its assets in tax-exempt municipal bonds issued by the State of Oregon and its political subdivisions.

CRABBE HUSON INCOME FUND
(the "Income Fund") seeks to provide the highest level of current income that is consistent with preservation of capital. It pursues this objective by investing primarily in a diversified portfolio of fixed income securities, including convertible bonds and debentures.

CRABBE HUSON U.S. GOVERNMENT INCOME FUND
(the "U.S. Government Income Fund") seeks to provide a high level of current income and the preservation of capital. It pursues this objective by investing substantially all of its assets in short- and intermediate-term debt obligations of the United States Government and its agencies or instrumentalities.

CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND
(the "U.S. Government Money Market Fund") seeks to provide a high level of current income and preservation of capital while maintaining shareholder liquidity. It pursues this objective by investing in short-term money market instruments that are direct or indirect obligations of the United States Government or its agencies or instrumentalities, and repurchase agreements with respect to such obligations.

    Each of the Funds (other than the Special Fund) is a separate series of the Crabbe Huson Funds, a Delaware business trust operating as an open-end management investment company. The Special Fund is an Oregon corporation. Each Fund operates as a diversified fund, with the exception of the Oregon Tax-Free Fund, which is non-diversified. The Funds are managed by The Crabbe Huson Group, Inc. (the "Adviser").

    Shares of the Funds are distributed by Crabbe Huson Securities, Inc., an affiliate of the Adviser. Certain broker-dealers, financial institutions, depository institutions, and other financial intermediaries (individually, a "Financial Intermediary" and collectively, "Financial Intermediaries") have entered into agreements with the Distributor of the Funds to purchase shares on behalf of their customers. There is no sales load payable in connection with the sale of shares of any of the Funds. For information about how to purchase, redeem or exchange shares of the Funds, see "INVESTOR SERVICES" in this Prospectus.

    The Primary Class of shares of each Fund is offered pursuant to this Prospectus. Some of the Funds offer or intend to offer additional classes of shares to investors eligible to purchase those shares, including shares of an Institutional Class to be offered by the Small Cap, Equity and Asset Allocation Funds. Each class of shares has or will have different fees and expenses than the class of shares offered by this Prospectus and those different fees and expenses may affect performance. To obtain information concerning the other class of shares not offered in this Prospectus, call (800) 541-9732 or contact your Financial Intermediary.

    Because the Funds have the same adviser, officers and directors or trustees and have similar investment privileges, the Funds believe you will find this combined Prospectus useful and informative in understanding the important features of the Funds and their similarities and differences. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus concerning the Funds.

    The Special, Small Cap, Real Estate, Equity and Asset Allocation Funds are subject to the risks of investments in common stock, principally that the prices of stocks can fluctuate dramatically in response to company, market, or economic news. The Special, Equity, Asset Allocation, Income and U.S. Government Income Funds historically have had turnover rates in their portfolios in excess of 75% per year, resulting in potentially higher brokerage costs and the potential loss of advantageous long-term capital gain treatment for tax purposes. See "Taxes" and "Allocation of Brokerage." In addition, the Special, Small Cap, Equity, Asset Allocation and Income Funds may each invest up to 35% of its total assets in securities issued by foreign issuers. Both the Small Cap Fund and Real Estate Fund have a limited operating history. In addition, the Real Estate Fund invests primarily in real estate equity securities, and investments in that Fund are subject to certain risks associated with the direct ownership of real estate. A significant risk associated with investments in the Oregon Tax-Free, Income and U.S. Government Income Funds is that of increasing interest rates causing a decline in the net asset value of the Fund. The Oregon Tax-Free Fund may be subject to greater risks resulting from economic difficulties unique to the State of Oregon, where most of its securities are originated. The Special Fund may, from time to time, leverage its assets by using borrowed money to increase its portfolio positions. For additional information about specific risk factors associated with an investment in each of the Funds, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

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                                  EXPENSE DATA
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    The following information is provided in order to help you understand the various costs and expenses that you as an investor in the Funds, will bear, directly or indirectly.

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SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases....................       NONE
Maximum Sales Load Imposed on Reinvested Dividends.........       NONE
Deferred Sales Load........................................       NONE
Redemption Fees............................................       NONE
Exchange Fees..............................................       NONE

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ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                      SMALL      REAL                   ASSET
                                          SPECIAL      CAP      ESTATE     EQUITY    ALLOCATION
                                           FUND       FUND       FUND       FUND        FUND
                                         -------------------------------------------------------
Management Fees (after waiver)(1)......       .81%       .80%       .74%       .87%        .84%
12b-1 Fees(2)..........................       .17%       .22%       .25%       .25%        .25%
Other Expenses (after
 reimbursement)(3).....................       .52%       .48%       .51%       .30%        .33%
TOTAL FUND OPERATING EXPENSES (AFTER
 REIMBURSEMENT OR WAIVER)(4)...........      1.50%      1.50%      1.50%      1.42%       1.42%


                                                                            U.S.
                                                                 U.S.     GOVERNMENT
                                          OREGON               GOVERNMENT   MONEY
                                         TAX-FREE    INCOME     INCOME     MARKET
                                           FUND       FUND       FUND       FUND
                                         ------------------------------------------------
Management Fees (after waiver)(1)......        .38%          0%          0%         .13%
12b-1 Fees(2)..........................        .17%        .20%        .19%         .15%
Other Expenses (after
 reimbursement)(3).....................        .43%        .60%        .56%         .42%
TOTAL FUND OPERATING EXPENSES (AFTER
 REIMBURSEMENT OR WAIVER)(4)...........        .98%        .80%        .75%         .70%

EXAMPLE    ---------------------------------------------------------------------
Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares at the end of the indicated period:(5)

                                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                  --------------------------------------------------
Special Fund....................................   $      15    $      47    $      82    $     179
Small Cap Fund..................................          15           47           82          179
Real Estate Fund................................          15           47           82          179
Equity Fund.....................................          14           45           78          170
Asset Allocation Fund...........................          14           45           78          170
Oregon Tax-Free Fund............................          10           31           54          120
Income Fund.....................................           8           26           44           99
U.S. Government Income Fund.....................           8           24           42           93
U.S. Government Money Market Fund...............           7           22           39           87

    The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. Certain broker dealers, financial institutions and financial advisers also may charge their clients fees in connection with investment in the Funds, which fees are not reflected in the above table. A long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules and regulations of the National Association of Securities Dealers due to 12b-1 fees. See "MANAGEMENT OF THE FUNDS--Distributor" in this Prospectus.

(1) Reflects a waiver of fees by the Adviser of $77,683; $161,653; $123,853; $81,894; $30,594; $27,528; $32,186; $127,020; and $315,157 for the Equity Fund,
the Asset Allocation Fund, the Small Cap Fund, the Real Estate Fund, the Oregon Tax-Free Fund, the Income Fund, the U.S. Government Income Fund, the U.S. Government Money Market Fund, and the Special Fund, respectively. If the waiver had not been made these percentages would have been .89%, .97%, 1.03%, 1.00%,
 .50%, .75%, .50%, .50% and .89%.

(2) The maximum 12b-1 distribution fee that can be charged is .25% of a Fund's average annual net assets.

(3) Reflects a reimbursement of Fund expenses by the Adviser of $45,292, $33,893 and $33,960 for the Income, the U.S. Government Income and U.S. Government Money Market Funds, respectively. If the reimbursement had not been made, these percentages would have been 1.83%, 1.09%, and .49%, respectively.

(4) The Adviser voluntarily waived its Management Fee and/or reimbursed the Funds' expenses to the extent Total Fund Operating Expenses exceeded 1.50% for the Special Fund, the Small Cap Fund and the Real Estate Fund, 1.42% for the Equity Fund and the Asset Allocation Fund, .98% for the Oregon Tax-Free Fund,
 .80% for the Income Fund, .75% for the U.S. Government Income Fund and .70% for the U.S. Government Money Market Fund per annum of the Fund's net asset value. If the waivers had not been made, Total Fund Operating Expenses would have been 1.73%, 1.76%, 1.10%, 2.78%, 1.78%, 1.14%, 1.55%, 1.44% and 1.58% for the Small
Cap Fund, the Real Estate Fund, the Oregon Tax-Free Fund, the Income Fund, the U.S. Government Income Fund, the U.S. Government Money Market Fund, the Asset Allocation Fund, the Equity Fund and the Special Fund, respectively. The Adviser has terminated its agreement to waive its Management Fee or reimburse Fund expenses. The Adviser may voluntarily waive its Management Fee or reimburse a Fund's expenses, but it is under no legal or contractual obligation to do so. The Adviser expects to waive its Management Fee and/or reimburse the Fund's expenses during the current fiscal year to the extent Total Fund Operating Expenses exceed 1.50% for the Special Fund, the Small Cap Fund, the Real Estate Fund, the Equity Fund and the Asset Allocation Fund, .98% for the Oregon Tax-Free Fund, .80% for the Income Fund, .75% for the U.S. Government Income Fund and .70% for the U.S. Government Money Market Fund.


(5) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, THE FUNDS' ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESSER THAN 5%.

THE CRABBE HUSON SPECIAL FUND, INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated December 3, 1997 appears in the Funds' Statement of Additional Information. For the years or periods ended on or after October 31, 1996, calculations are based on a share outstanding during the period. For years or periods ending prior to November 1, 1995, calculations are based on average number of shares outstanding for each year or period. The financial highlights for the Crabbe Huson Special Fund, Inc. and Crabbe Huson Oregon Tax-Free Fund for the year ended October 31, 1988 were audited by other auditors whose reports dated December 28, 1988 and December 29, 1988, respectively, expressed unqualified opinions on such financial highlights. Further information about the performance of the Funds is contained in the Funds' Annual Report, dated October 31, 1997, copies of which may be obtained free of charge by calling (800) 541-9732.

                                                                                      YEAR ENDED
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                                                           10/31/97     10/31/96        10/31/95      10/31/94     10/31/93
                                                          ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................      $13.71      $13.80         $14.08        $11.82        $8.36
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................................        0.15        0.14           0.27          0.05        (0.08)
Net Realized & Unrealized Gain (Loss) on Investments....        3.41        0.55          (0.29)         2.30         3.54
                                                          ------------------------------------------------------------------
    Total from Investment Operations....................        3.56        0.69          (0.02)         2.35         3.46
LESS DISTRIBUTIONS
Distributions from Net Investment Income................        0.14        0.21           0.02          0.00         0.00
Distributions in excess of Net Investment Income........        0.00        0.00           0.00          0.09         0.00
Distributions from Capital Gains........................        0.33        0.57           0.24          0.00         0.00
                                                          ------------------------------------------------------------------
    Total Distributions.................................        0.47        0.78           0.26          0.09         0.00
                                                          ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................      $16.80      $13.71         $13.80        $14.08       $11.82
                                                          ------------------------------------------------------------------
                                                          ------------------------------------------------------------------
TOTAL RETURN............................................       26.62%       5.03%          1.78%        22.40%       41.39%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......................    $396,335    $481,039       $878,560      $319,811     $238,167
Ratio of Expenses to Average Net Assets.................        1.50%       1.37%(a)       1.40%         1.44%        1.57%
Ratio of Net Investment Income to Average Net Assets....        0.86%       0.72%          1.95%         0.39%       (0.73)%
Portfolio Turnover Rate.................................       32.76%      32.88%        122.97%       146.44%       73.29%
Average Commission Rate (b).............................     $0.0428     $0.0358             --            --           --


                                                          10/31/92    10/31/91     10/31/90   10/31/89   10/31/88

NET ASSET VALUE, BEGINNING OF PERIOD....................   $12.05      $8.78        $11.49      $9.69      $8.13
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................................    (0.02)      0.04          0.15       0.21      (0.05)
Net Realized & Unrealized Gain (Loss) on Investments....    (1.62)      4.01         (1.43)      1.59       1.61

    Total from Investment Operations....................    (1.64)      4.05         (1.28)      1.80       1.56
LESS DISTRIBUTIONS
Distributions from Net Investment Income................     0.03       0.14          0.22       0.00       0.00
Distributions in excess of Net Investment Income........     2.02       0.64          1.21       0.00       0.00
Distributions from Capital Gains........................     0.00       0.00          0.00       0.00       0.00

    Total Distributions.................................     2.05       0.78          1.43       0.00       0.00

NET ASSET VALUE, END OF PERIOD..........................    $8.36     $12.05         $8.78     $11.49      $9.69

TOTAL RETURN............................................     8.11%     49.58%       (10.90)%    18.68%     19.63%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......................   $5,857     $3,542        $2,926     $3,356     $4,393
Ratio of Expenses to Average Net Assets.................     1.74%      1.92%         2.00%      2.00%      3.94%
Ratio of Net Investment Income to Average Net Assets....    (0.25)%     0.32%         1.55%      1.96%      3.34%
Portfolio Turnover Rate.................................   102.27%    256.68%       314.73%    275.62%    155.12%
Average Commission Rate (b).............................       --         --            --         --         --

THE CRABBE HUSON SPECIAL FUND, INC.

                                                                                   YEAR ENDED
                                                          ------------------------------------------------------------
                                                           10/31/97     10/31/96    10/31/95     10/31/94    10/31/93
                                                          ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (cont.)
Average Number of Shares Outstanding....................  27,679,105*         --          --          --          --
Amount of Debt Outstanding..............................          $0          --          --          --          --
Average Amount of Debt Outstanding During the Period....  $1,701,322*         --          --          --          --
Average Amount of Debt Per Share During the Period......       $0.06          --          --          --          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.................        1.58%       1.37%(a)     1.40%      1.54%       1.59%
Ratio of Net Investment Income to Average Net Assets....        0.78%       0.72%       1.95%       0.29%      (0.75)%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.................        1.50%       1.37%         --          --          --
Ratio of Net Investment Income to Average Net Assets....        0.86%       0.72%         --          --          --


                                                          10/31/92    10/31/91     10/31/90   10/31/89   10/31/88

RATIOS/SUPPLEMENTAL DATA (cont.)
Average Number of Shares Outstanding....................       --         --            --         --         --
Amount of Debt Outstanding..............................       --         --            --         --         --
Average Amount of Debt Outstanding During the Period....       --         --            --         --         --
Average Amount of Debt Per Share During the Period......       --         --            --         --         --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.................     2.18%      2.40%         2.86%      2.44%        --
Ratio of Net Investment Income to Average Net Assets....    (0.69)%    (0.15)%        0.70%      1.53%        --
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.................       --         --            --         --         --
Ratio of Net Investment Income to Average Net Assets....       --         --            --         --         --

-------------------

(a) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(b) Disclosure of the average commission rate paid relates to the purchase and sale of investment securities and is required for funds that invest greater than 10% of average net assets in equity transactions. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(c)  Computed on an annualized basis.
(d)  Commencement of operations - 2/20/96.
(e)  Commencement of operations - 1/31/89.
(f)  Commencement of operations - 4/4/94.
  *  Computed on a daily basis.

CRABBE HUSON SMALL CAP FUND - PRIMARY CLASS

                                                               YEAR ENDED      PERIOD ENDED
                                                              ------------     ------------
                                                                10/31/97       10/31/96(d)
                                                              -----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $11.02           $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.......................................      0.00             0.03
Net Realized & Unrealized Gain (Loss) on Investments........      4.62             0.99
                                                              -----------------------------
    Total from Investment Operations........................      4.62             1.02
LESS DISTRIBUTIONS
Distributions from Net Investment Income....................      0.02             0.00
Distributions from Capital Gains............................      0.14             0.00
                                                              -----------------------------
    Total Distributions.....................................      0.16             0.00
                                                              -----------------------------
NET ASSET VALUE, END OF PERIOD..............................    $15.48           $11.02
                                                              -----------------------------
                                                              -----------------------------
TOTAL RETURN................................................     42.38%           10.20%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...........................   $42,563          $19,156
Ratio of Expenses to Average Net Assets.....................      1.50%(a)         1.50%(a)(c)
Ratio of Net Investment Income to Average Net Assets........      0.03%            0.70%(c)
Portfolio Turnover Rate.....................................     65.11%           39.34%
Average Commission Rate (b).................................   $0.0363          $0.0275
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.....................      1.73%(a)         2.32%(a)(c)
Ratio of Net Investment Income to Average Net Assets........     (0.20)%          (0.11)%(c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.....................      1.50%            1.51%(c)
Ratio of Net Investment Income to Average Net Assets........      0.03%            0.71%(c)
See footnotes on previous page.

CRABBE HUSON ASSET ALLOCATION FUND - PRIMARY CLASS

                                                                       YEAR ENDED
                                -----------------------------------------------------------------------------------------
                                 10/31/97       10/31/96       10/31/95  10/31/94  10/31/93  10/31/92  10/31/91  10/31/90
                                -----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................      $13.39       $13.64         $12.87    $13.52    $11.68    $11.00     $9.24    $10.69
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.........        0.32         0.30           0.34      0.30      0.23      0.35      0.41      0.46
Net Realized & Unrealized Gain
 (Loss) on Investments........        2.29         0.88           1.21     (0.08 )    2.09      0.82      1.82     (1.12)
                                -----------------------------------------------------------------------------------------
    Total from Investment
     Operations...............        2.61         1.18           1.55      0.22      2.32      1.17      2.23     (0.66)
LESS DISTRIBUTIONS
Distributions from Net
 Investment Income............        0.32         0.30           0.33      0.29      0.24      0.35      0.43      0.72
Distributions from Capital
 Gains........................        0.74         1.13           0.45      0.58      0.24      0.14      0.04      0.07
                                -----------------------------------------------------------------------------------------
    Total Distributions.......        1.06         1.43           0.78      0.87      0.48      0.49      0.47      0.79
                                -----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.......................      $14.94       $13.39         $13.64    $12.87    $13.52    $11.68    $11.00     $9.24
                                -----------------------------------------------------------------------------------------
                                -----------------------------------------------------------------------------------------
TOTAL RETURN..................       20.60%        8.96%         13.00%     2.66%    20.93%    11.25%    24.55%    (6.40)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (000's)......................     $95,960      $125,018       $136,530  $110,152  $85,390   $55,099   $23,893   $13,174
Ratio of Expenses to Average
 Net Assets...................        1.42%(a)     1.47%(a)       1.48%     1.44%     1.46%     1.52%     1.76%     1.90%
Ratio of Net Investment Income
 to Average Net Assets........        2.25%        2.22%          2.57%     2.30%     1.85%     3.02%     3.97%     4.51%
Portfolio Turnover Rate.......      118.65%      252.29%        225.70%   149.19%   116.10%   155.26%   157.89%   161.72%
Average Commission Rate (b)...     $0.0529      $0.0536             --        --        --        --        --        --
Average Number of Shares
 Outstanding (Composite)......   8,772,675*          --             --        --        --        --        --        --
Amount of Debt Outstanding....          $0           --             --        --        --        --        --        --
Average Amount of Debt
 Outstanding During the
 Period.......................      $3,460*          --             --        --        --        --        --        --
Average Amount of Debt Per
 Share During the Period......       $0.00           --             --        --        --        --        --        --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average
 Net Assets...................        1.55%(a)     1.47%(a)       1.49%     1.52%     1.54%     1.62%     1.79%     1.93%
Ratio of Net Investment Income
 to Average Net Assets........        2.12%        2.22%          2.56%     2.22%     1.77%     2.92%     3.94%     4.49%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average
 Net Assets...................        1.42%        1.46%            --        --        --        --        --        --
Ratio of Net Investment Income
 to Average Net Assets........        2.25%        2.22%            --        --        --        --        --        --

                                PERIOD ENDED
                                ------------
                                10/31/89(e)

NET ASSET VALUE, BEGINNING OF
 PERIOD.......................    $10.00
INCOME FROM INVESTMENT OPERATI
Net Investment Income.........      0.40
Net Realized & Unrealized Gain
 (Loss) on Investments........      0.29

    Total from Investment
     Operations...............      0.69
LESS DISTRIBUTIONS
Distributions from Net
 Investment Income............      0.00
Distributions from Capital
 Gains........................      0.00

    Total Distributions.......      0.00

NET ASSET VALUE, END OF
 PERIOD.......................    $10.69

TOTAL RETURN..................      9.30%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (000's)......................   $12,578
Ratio of Expenses to Average
 Net Assets...................      1.91%(c)
Ratio of Net Investment Income
 to Average Net Assets........      5.02%(c)
Portfolio Turnover Rate.......     88.14%
Average Commission Rate (b)...        --
Average Number of Shares
 Outstanding (Composite)......        --
Amount of Debt Outstanding....        --
Average Amount of Debt
 Outstanding During the
 Period.......................        --
Average Amount of Debt Per
 Share During the Period......        --
RATIOS IF FEES HAD NOT BEEN WA
Ratio of Expenses to Average
 Net Assets...................      1.93%(c)
Ratio of Net Investment Income
 to Average Net Assets........      5.00%(c)
RATIOS NET OF FEES PAID INDIRE
Ratio of Expenses to Average
 Net Assets...................        --
Ratio of Net Investment Income
 to Average Net Assets........        --

See footnotes on page 11.

CRABBE HUSON EQUITY FUND - PRIMARY CLASS

                                                                                        YEAR ENDED
                                                             ----------------------------------------------------------------
                                                               10/31/97        10/31/96     10/31/95    10/31/94    10/31/93
                                                             ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................        $19.50      $18.17         $16.44      $16.08      $13.03
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income......................................          0.07        0.11           0.22        0.19        0.10
Net Realized & Unrealized Gain (Loss) on Investments.......          5.36        2.33           1.75        0.57        3.45
                                                             ----------------------------------------------------------------
    Total from Investment Operations.......................          5.43        2.44           1.97        0.76        3.55
LESS DISTRIBUTIONS
Distributions from Net Investment Income...................          0.07        0.17           0.09        0.04        0.11
Distributions from Capital Gains...........................          1.54        0.94           0.15        0.36        0.39
                                                             ----------------------------------------------------------------
    Total Distributions....................................          1.61        1.11           0.24        0.40        0.50
                                                             ----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............................        $23.32      $19.50         $18.17      $16.44      $16.08
                                                             ----------------------------------------------------------------
                                                             ----------------------------------------------------------------
TOTAL RETURN...............................................         29.87%      13.78%         13.37%       7.89%      29.90%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)..........................      $380,047    $436,578       $387,184    $153,105     $34,520
Ratio of Expenses to Average Net Assets....................          1.42%(a)     1.38%(a)      1.40%       1.45%       1.49%
Ratio of Net Investment Income to Average Net Assets.......          0.29%       0.56%          1.30%       1.18%       0.67%
Portfolio Turnover Rate....................................        128.65%     117.00%         92.43%     106.49%     114.38%
Average Commission Rate (b)................................       $0.0537     $0.0530             --          --          --
Average Number of Shares Outstanding (composite)...........    19,623,834*         --             --          --          --
Amount of Debt Outstanding.................................            $0          --             --          --          --
Average Amount of Debt Outstanding During the Period.......       $21,750*         --             --          --          --
Average Amount of Debt Per Share During the Period.........         $0.00          --             --          --          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets....................          1.44%(a)     1.38%(a)      1.30%       1.56%       1.64%
Ratio of Net Investment Income to Average Net Assets.......          0.27%       0.56%          1.28%       1.06%       0.52%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets....................          1.42%       1.37%            --          --          --
Ratio of Net Investment Income to Average Net Assets.......          0.29%       0.57%            --          --          --

                                                                                                      PERIOD
                                                                                                       ENDED
                                                                                                  ---------------
                                                             10/31/92    10/31/91     10/31/90      10/31/89(E)

NET ASSET VALUE, BEGINNING OF PERIOD.......................    $12.57       $8.54      $10.50          $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income......................................      0.20        0.19        0.25            0.31
Net Realized & Unrealized Gain (Loss) on Investments.......      0.92        4.15       (1.67)           0.19

    Total from Investment Operations.......................      1.12        4.34       (1.42)           0.50
LESS DISTRIBUTIONS
Distributions from Net Investment Income...................      0.10        0.31        0.39            0.00
Distributions from Capital Gains...........................      0.56        0.00        0.15            0.00

    Total Distributions....................................      0.66        0.31        0.54            0.00

NET ASSET VALUE, END OF PERIOD.............................    $13.03      $12.57       $8.54          $10.50

TOTAL RETURN...............................................     12.48%      52.44%     (14.97)%          6.72%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)..........................   $13,429      $5,930      $2,944          $5,018
Ratio of Expenses to Average Net Assets....................      1.55%       1.84%       1.93%           1.69%(c)
Ratio of Net Investment Income to Average Net Assets.......      1.57%       1.60%       2.56%           3.98%(c)
Portfolio Turnover Rate....................................    180.72%     171.82%     265.25%          90.54%
Average Commission Rate (b)................................        --          --          --              --
Average Number of Shares Outstanding (composite)...........        --          --          --              --
Amount of Debt Outstanding.................................        --          --          --              --
Average Amount of Debt Outstanding During the Period.......        --          --          --              --
Average Amount of Debt Per Share During the Period.........        --          --          --              --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets....................      1.93%       2.41%       2.66%           1.97%(c)
Ratio of Net Investment Income to Average Net Assets.......      1.18%       1.03%       1.83%           3.68%(c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets....................        --          --          --              --
Ratio of Net Investment Income to Average Net Assets.......        --          --          --              --

See footnotes on page 11.

CRABBE HUSON REAL ESTATE INVESTMENT FUND

                                                                     YEAR ENDED                           PERIOD ENDED
                                                 ---------------------------------------------------     --------------
                                                   10/31/97           10/31/96           10/31/95         10/31/94(f)
                                                 ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........       $11.58            $9.69              $9.50             $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................         0.38             0.38               0.44               0.37
Net Realized & Unrealized Gain (Loss) on
 Investments.................................         3.02             2.01               0.31              (0.64)
                                                 ----------------------------------------------------------------------
    Total from Investment Operations.........         3.40             2.39               0.75              (0.27)
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....         0.38             0.38               0.44               0.23
Distributions from Capital Gains.............         0.51             0.12               0.12               0.00
                                                 ----------------------------------------------------------------------
    Total Distributions......................         0.89             0.50               0.56               0.23
                                                 ----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............       $14.09           $11.58              $9.69              $9.50
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------
TOTAL RETURN.................................        30.56%           25.39%              8.31%             (3.25)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............      $34,259          $20,649            $18,986            $18,280
Ratio of Expenses to Average Net Assets......         1.50%(a)         1.50%(a)           1.50%              1.01%(c)
Ratio of Net Investment Income to Average Net
 Assets......................................         2.93%            3.59%              4.59%              6.30%(c)
Portfolio Turnover Rate......................        80.01%          120.19%             59.53%             43.30%
Average Commission Rate (b)..................      $0.0617          $0.0570                 --                 --
Average Number of Shares Outstanding.........    2,494,659*              --                 --                 --
Amount of Debt Outstanding...................           $0               --                 --                 --
Average Amount of Debt Outstanding During the
 Period......................................      $72,728*              --                 --                 --
Average Amount of Debt Per Share During the
 Period......................................        $0.03               --                 --                 --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......         1.76%(a)         1.88%(a)           1.89%              2.03%(c)
Ratio of Net Investment Income to Average Net
 Assets......................................         2.66%            3.21%              4.20%              5.28%(c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......         1.50%            1.50%                --                 --
Ratio of Net Investment Income to Average Net
 Assets......................................         2.93%            3.59%                --                 --

See footnotes page 11.

CRABBE HUSON OREGON TAX-FREE FUND

                                                                   YEAR ENDED
                                                 -----------------------------------------------
                                                 10/31/97     10/31/96     10/31/95     10/31/94
                                                 -----------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $12.50       $12.62       $11.99       $12.80
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................       0.54         0.54         0.55         0.54
Net Realized & Unrealized Gain (Loss) on
 Investments.................................       0.28        (0.12)        0.70        (0.80)
                                                 -----------------------------------------------
    Total from Investment Operations.........       0.82         0.42         1.25        (0.26)
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....       0.47         0.54         0.55         0.54
Distributions from Capital Gains.............       0.07         0.00         0.07         0.01
                                                 -----------------------------------------------
    Total Distributions......................       0.54         0.54         0.62         0.55
                                                 -----------------------------------------------
NET ASSET VALUE, END OF PERIOD...............     $12.78       $12.50       $12.62       $11.99
                                                 -----------------------------------------------
                                                 -----------------------------------------------
TOTAL RETURN.................................       6.67%        3.43%       10.66%       (2.06)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............    $26,487      $26,135      $28,070      $29,046
Ratio of Expenses to Average Net Assets......       0.98%        0.98%        0.98%        0.98%
Ratio of Net Investment Income to Average Net
 Assets......................................       4.25%        4.33%        4.45%        4.37%
Portfolio Turnover Rate......................      17.19%       15.64%       22.91%       20.58%
Average Number of Shares Outstanding.........    2,073,284*        --           --           --
Amount of Debt Outstanding...................         $0           --           --           --
Average Amount of Debt Outstanding During the
 Period......................................     $2,734*          --           --           --
Average Amount of Debt Per Share During the
 Period......................................      $0.00           --           --           --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......       1.10%        1.04%        1.08%        1.08%
Ratio of Net Investment Income to Average Net
 Assets......................................       4.13%        4.27%        4.35%        4.26%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......       0.98%        0.98%          --           --
Ratio of Net Investment Income to Average Net
 Assets......................................       4.25%        4.33%          --           --

See footnotes on page 11.

CRABBE HUSON OREGON TAX-FREE FUND

                                                                                YEAR ENDED
                                                 -------------------------------------------------------------------------
                                                 10/31/93     10/31/92     10/31/91     10/31/90     10/31/89     10/31/88
                                                 -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $12.20       $12.14       $11.74       $11.72       $11.72       $11.08
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................       0.57         0.62         0.64         0.63         0.68         0.64
Net Realized & Unrealized Gain (Loss) on
 Investments.................................       0.69         0.15         0.48         0.05         0.08         0.64
                                                 -------------------------------------------------------------------------
    Total from Investment Operations.........       1.26         0.77         1.12         0.68         0.76         1.28
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....       0.57         0.62         0.65         0.64         0.67         0.64
Distributions from Capital Gains.............       0.09         0.09         0.07         0.02         0.09         0.00
                                                 -------------------------------------------------------------------------
    Total Distributions......................       0.66         0.71         0.72         0.66         0.76         0.64
                                                 -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............     $12.80       $12.20       $12.14       $11.74       $11.72       $11.72
                                                 -------------------------------------------------------------------------
                                                 -------------------------------------------------------------------------
TOTAL RETURN.................................      10.71%        6.51%        9.85%        6.00%        6.67%       12.02%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............    $29,408      $20,296      $18,383      $18,766      $19,173      $20,058
Ratio of Expenses to Average Net Assets......       1.05%        1.11%        1.21%        1.38%        1.04%        1.21%
Ratio of Net Investment Income to Average Net
 Assets......................................       4.51%        5.04%        5.36%        5.41%        5.82%        5.53%
Portfolio Turnover Rate......................      11.62%       25.30%       53.40%       58.52%       45.25%       31.44%
Average Number of Shares Outstanding.........         --           --           --           --           --           --
Amount of Debt Outstanding...................         --           --           --           --           --           --
Average Amount of Debt Outstanding During the
 Period......................................         --           --           --           --           --           --
Average Amount of Debt Per Share During the
 Period......................................         --           --           --           --           --           --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......       1.09%        1.13%        1.24%        1.55%        1.16%        1.32%
Ratio of Net Investment Income to Average Net
 Assets......................................       4.46%        5.01%        5.34%        5.23%        5.71%        5.42%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......         --           --           --           --           --           --
Ratio of Net Investment Income to Average Net
 Assets......................................         --           --           --           --           --           --

See footnotes on page 11.

CRABBE HUSON INCOME FUND

                                                                              YEAR ENDED
                                     ---------------------------------------------------------------------------------------------
                                       10/31/97      10/31/96     10/31/95   10/31/94    10/31/93   10/31/92   10/31/91   10/31/90
                                     ---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................    $10.20        $10.26         $9.71     $10.75      $10.90     $10.63     $10.01     $10.27
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income..............      0.62          0.54          0.53       0.50        0.46       0.66       0.70       0.69
Net Realized & Unrealized
 Gain (Loss) on Investments........      0.38         (0.05)         0.58      (0.76)       0.33       0.36       0.62      (0.24)
                                     ---------------------------------------------------------------------------------------------
    Total from Investment
     Operations....................      1.00          0.49          1.11      (0.26)       0.79       1.02       1.32       0.45
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income............................      0.62          0.55          0.53       0.50        0.49       0.66       0.70       0.69
Distributions in excess of Net
 Investment
 Income............................      0.00          0.00          0.03       0.01        0.00       0.00       0.00       0.00
Distributions from Capital Gains...      0.00          0.00          0.00       0.27        0.45       0.09       0.00       0.02
                                     ---------------------------------------------------------------------------------------------
    Total Distributions............      0.62          0.55          0.56       0.78        0.94       0.75       0.70       0.71
                                     ---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....    $10.58        $10.20        $10.26      $9.71      $10.75     $10.90     $10.63     $10.01
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.......................     10.25%         4.94%        11.92%     (2.71)%      7.73%      9.74%     13.51%      4.43%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (000's)...........................    $3,248        $4,694        $7,190     $5,273      $5,697     $5,634     $5,486     $2,123
Ratio of Expenses to Average Net
 Assets............................      0.80%         0.80%         0.80%      0.80%       0.81%      0.90%      0.98%      1.51%
Ratio of Net Investment Income to
 Average Net Assets................      5.96%         5.31%         5.47%      4.92%       4.34%      6.09%      6.82%      6.89%
Portfolio Turnover Rate............     56.37%       468.75%       543.15%    306.79%     260.22%    227.45%    115.76%     73.76%
Average Number of Shares
 Outstanding.......................   359,151*           --            --         --          --         --         --         --
Amount of Debt Outstanding.........        $0            --            --         --          --         --         --         --
Average Amount of Debt Outstanding
 During the Period.................    $1,408*           --            --         --          --         --         --         --
Average Amount of Debt Per Share
 During the Period.................     $0.00            --            --         --          --         --         --         --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net
 Assets............................      2.78%         2.29%         1.95%      2.16%       1.96%      1.94%      2.42%      3.07%
Ratio of Net Investment Income to
 Average Net Assets................      3.98%         3.82%         4.32%      3.56%       3.19%      5.06%      5.38%      5.33%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net
 Assets............................      0.80%         0.80%           --         --          --         --         --         --
Ratio of Net Investment Income to
 Average Net Assets................      5.96%         5.31%           --         --          --         --         --         --

                                       PERIOD
                                        ENDED
                                     -----------
                                     10/31/89(e)

NET ASSET VALUE, BEGINNING OF
 PERIOD............................   $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income..............     0.55
Net Realized & Unrealized
 Gain (Loss) on Investments........     0.28

    Total from Investment
     Operations....................     0.83
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income............................     0.56
Distributions in excess of Net
 Investment
 Income............................     0.00
Distributions from Capital Gains...     0.00

    Total Distributions............     0.56

NET ASSET VALUE, END OF PERIOD.....   $10.27
-----------------------------------
-----------------------------------
TOTAL RETURN.......................    10.43%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (000's)...........................   $1,356
Ratio of Expenses to Average Net
 Assets............................     1.15%(c)
Ratio of Net Investment Income to
 Average Net Assets................     7.23%(c)
Portfolio Turnover Rate............    86.60%
Average Number of Shares
 Outstanding.......................       --
Amount of Debt Outstanding.........       --
Average Amount of Debt Outstanding
 During the Period.................       --
Average Amount of Debt Per Share
 During the Period.................       --
RATIOS IF FEES HAD NOT BEEN WAIVED
Ratio of Expenses to Average Net
 Assets............................     4.56%(c)
Ratio of Net Investment Income to
 Average Net Assets................     3.81%(c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net
 Assets............................       --
Ratio of Net Investment Income to
 Average Net Assets................       --

See footnotes on page 11.

CRABBE HUSON U.S. GOVERNMENT INCOME FUND

                                                                                                                           PERIOD
                                                                         YEAR ENDED                                         ENDED
                                      --------------------------------------------------------------------------------   -----------
                                      10/31/97   10/31/96   10/31/95  10/31/94  10/31/93  10/31/92  10/31/91  10/31/90   10/31/89(e)
                                      ----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................   $10.66     $10.66     $10.27    $11.04    $10.91    $10.69    $10.24    $10.28     $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...............     0.53       0.47       0.51      0.46      0.47      0.58      0.67      0.68       0.56
Net Realized & Unrealized Gain
 (Loss) on Investments..............     0.16       0.00       0.40     (0.65)     0.22      0.29      0.45     (0.04)      0.29
                                      ----------------------------------------------------------------------------------------------
    Total from Investment
     Operations.....................     0.69       0.47       0.91     (0.19)     0.69      0.87      1.12      0.64       0.85
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income.............................     0.54       0.47       0.51      0.47      0.48      0.58      0.67      0.67       0.57
Distributions in excess of Net
 Investment Income..................     0.00       0.00       0.01      0.00      0.00      0.00      0.00      0.00       0.00
Distributions from Capital Gains....     0.00       0.00       0.00      0.11      0.08      0.07      0.00      0.01       0.00
                                      ----------------------------------------------------------------------------------------------
    Total Distributions.............     0.54       0.47       0.52      0.58      0.56      0.65      0.67      0.68       0.57
                                      ----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......   $10.81     $10.66     $10.66    $10.27    $11.04    $10.91    $10.69    $10.24     $10.28
                                      ----------------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------------
TOTAL RETURN........................     6.65%      4.55%      9.12%    (1.78)%    6.71%     8.70%    11.17%     6.40%     11.15%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...   $4,494     $8,517     $8,426    $9,249   $11,218    $8,959    $3,748    $2,069     $1,717
Ratio of Expenses to Average Net
 Assets.............................     0.75%      0.75%      0.75%     0.75%     0.75%     0.80%     0.96%     1.42%      1.14%(c)
Ratio of Net Investment Income to
 Average Net Assets.................     4.82%      4.44%      4.85%     4.39%     4.33%     5.35%     6.44%     6.72%      7.35%(c)
Portfolio Turnover Rate.............    45.42%    226.37%    230.43%    76.09%    81.74%   105.52%   114.81%    87.71%     40.42%
Average Number of Shares
 Outstanding........................  602,738*        --         --        --        --        --        --        --         --
Amount of Debt Outstanding..........       $0         --         --        --        --        --        --        --         --
Average Amount of Debt Outstanding
 During the Period..................      $50*        --         --        --        --        --        --        --         --
Average Amount of Debt Per Share
 During the Period..................    $0.00         --         --        --        --        --        --        --         --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net
 Assets.............................     1.78%      1.63%      1.46%     1.47%     1.26%     1.52%     2.15%     2.84%      3.40%(c)
Ratio of Net Investment Income to
 Average Net Assets.................     3.79%      3.56%      4.14%     3.66%     3.81%     4.63%     5.25%     5.31%      5.09%(c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net
 Assets.............................     0.75%      0.75%        --        --        --        --        --        --         --
Ratio of Net Investment Income to
 Average Net Assets.................     4.82%      4.44%        --        --        --        --        --        --         --

See footnotes on page 11.

CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND

                                                                          YEAR ENDED
                                ----------------------------------------------------------------------------------------------
                                10/31/97       10/31/96       10/31/95    10/31/94   10/31/93   10/31/92   10/31/91   10/31/90
                                ----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $1.00          $1.00          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.........      0.05           0.05           0.05       0.03       0.03       0.03       0.06       0.07
Net Realized & Unrealized Gain
 (Loss) on Investments........      0.00           0.00           0.00       0.00       0.00       0.00       0.00       0.00
                                ----------------------------------------------------------------------------------------------
    Total from Investment
     Operations...............      0.05           0.05           0.05       0.03       0.03       0.03       0.06       0.07
LESS DISTRIBUTIONS
Distributions from Net
 Investment Income............      0.05           0.05           0.05       0.03       0.03       0.03       0.06       0.07
Distributions in excess of Net
 Investment Income............      0.00           0.00           0.00       0.00       0.00       0.00       0.00       0.00
                                ----------------------------------------------------------------------------------------------
    Total Distributions.......      0.05           0.05           0.05       0.03       0.03       0.03       0.06       0.07
                                ----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD.......................     $1.00          $1.00          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                ----------------------------------------------------------------------------------------------
                                ----------------------------------------------------------------------------------------------
TOTAL RETURN..................      4.83%          4.81%          5.30%      3.28%      2.53%      3.36%     13.76%      7.62%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (000's)......................   $28,538        $42,171        $54,714    $32,383    $14,784    $12,395    $14,907    $21,406
Ratio of Expenses to Average
 Net Assets...................      0.70%(a)       0.70%(a)       0.70%      0.70%      0.70%      0.75%      0.81%      0.80%
Ratio of Net Investment Income
 to Average Net Assets........      4.73%          4.74%          5.21%      3.39%      2.51%      3.32%      5.76%      7.57%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average
 Net Assets...................      1.14%(a)       1.06%(a)       1.16%      1.29%      1.32%      1.09%      1.18%      1.33%
Ratio of Net Investment Income
 to Average Net Assets........      4.29%          4.38%          4.75%      2.81%      1.88%      2.98%      5.38%      7.04%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average
 Net Assets...................      0.70%          0.70%            --         --         --         --         --         --
Ratio of Net Investment Income
 to Average Net Assets........      4.73%          4.74%            --         --         --         --         --         --

                                PERIOD ENDED
                                ------------
                                10/31/89(e)

NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $1.00
INCOME FROM INVESTMENT OPERATI
Net Investment Income.........      0.06
Net Realized & Unrealized Gain
 (Loss) on Investments........      0.00

    Total from Investment
     Operations...............      0.06
LESS DISTRIBUTIONS
Distributions from Net
 Investment Income............      0.06
Distributions in excess of Net
 Investment Income............      0.00

    Total Distributions.......      0.06

NET ASSET VALUE, END OF
 PERIOD.......................     $1.00

TOTAL RETURN..................     10.05%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
 (000's)......................   $10,735
Ratio of Expenses to Average
 Net Assets...................      0.60%(c)
Ratio of Net Investment Income
 to Average Net Assets........      8.43%(c)
RATIOS IF FEES HAD NOT BEEN WA
Ratio of Expenses to Average
 Net Assets...................      1.34%(c)
Ratio of Net Investment Income
 to Average Net Assets........      7.69%(c)
RATIOS NET OF FEES PAID INDIRE
Ratio of Expenses to Average
 Net Assets...................        --
Ratio of Net Investment Income
 to Average Net Assets........        --

See footnotes on page 11.

                   ------------------------------------------

                       INVESTMENT OBJECTIVE AND POLICIES
                       ----------------------------------

    Each Fund's investment objective is discussed below in connection with the Fund's investment policies. The descriptions are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one of the Funds. Because of the risks inherent in all investments, there can be no assurance that the Funds will meet their objectives.

    Each Fund that invests in common stock and preferred stock (the Equity, Small Cap, Special, Real Estate and Asset Allocation Funds) follows a basic value, contrarian approach in selecting stocks for its portfolio. This approach puts primary emphasis on balance sheet and cash flow analysis and on the relationship between the market price of a security and its value as a share of an ongoing business. These investments represent situations or opportunities that arise when companies, whose long-term financial structure is intact, run into short-term difficulties that present an opportunity to buy these companies' stocks at substantial discounts. The basic value approach is based on the Adviser's belief that the securities of many companies often sell at a discount from the securities' estimated theoretical (intrinsic) value. These Funds attempt to identify and invest in such undervalued securities, anticipating that capital appreciation will be realized as the securities' prices rise to their estimated intrinsic value. This approach, while not unique, contrasts with certain other methods of investment analysis, which rely upon market timing, technical analysis, earnings forecasts, or economic predictions.

    CRABBE HUSON SPECIAL FUND seeks significant long-term growth of capital through a flexible policy of investing in a diversified portfolio of selected domestic and foreign securities (principally, common stocks and, secondarily, preferred stocks and bonds) that represent more aggressive investments than the market as a whole (as measured by the S&P 500 Stock Index). The production of current income is secondary to the primary objective. The Fund seeks to invest up to 100%, and under normal conditions at least 75%, of its assets in securities of companies that have small (under $1,000,000,000) to medium (from $1,000,000,000 to $3,000,000,000) market capitalization.

    The Fund's investment policies are adapted to changing market conditions. The Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation and preservation of purchasing power, and common stocks will usually constitute at least 75% of the Fund's investment portfolio.

    By itself, the Fund does not constitute a balanced investment plan. Securities that the Adviser believes have the greatest growth potential may be regarded as speculative, and an investment in the Fund may involve greater risk than is inherent in other mutual funds. The Fund's focus on small to medium market capitalization stocks may cause it to be more volatile than other funds with different strategies. Because the Fund invests primarily in common stocks, it may be appropriate only for investors who have a longer term investment horizon or perspective. For a further description of the risks associated with an investment in the Fund, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    The Special Fund also intends to sell securities "short" and to employ leverage. These techniques are subject to certain restrictions, and involve certain risks. See "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES--Short Sales" and "--Leverage."

    CRABBE HUSON SMALL CAP FUND seeks to provide its investors long-term growth of capital by investing in a diversified portfolio of selected domestic and foreign securities. The Fund will invest principally in common stocks and, secondarily, preferred stocks and bonds. The production of current income is secondary to the primary objective. The Fund seeks to invest up to 100%, and under normal conditions at least 65%, of its total assets in securities of companies that have small market capitalization (under $1,000,000,000).

    The Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation and preservation of purchasing power. Investments in small growth companies may involve greater risks and volatility than more traditional equity investments due to some of these companies potentially having limited product lines, reduced market liquidity for the trading of their shares and less depth in management than more established companies. For this reason, the Small Cap Fund is not intended as a complete investment vehicle, but rather as an investment for persons who are in a financial position to assume above average risk and share price volatility over time. The Small Cap Fund may be appropriate only for investors who have a longer term investment horizon or perspective. For a further description of the risks associated with an investment in the Fund, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    CRABBE HUSON REAL ESTATE INVESTMENT FUND seeks to provide for its shareholders capital appreciation and income. The Fund seeks to achieve this objective through a policy of investing in a diversified portfolio consisting primarily of equity securities of REITs and other real estate industry companies, in mortgage-backed securities and, to a lesser extent, in debt securities of such companies.

    The Fund's investment policies will be adapted to changing market conditions, but under normal circumstances, at least 75% of the Real Estate Fund's total assets will be invested in equity securities of REITs and other real estate industry companies. For purposes of the Fund's investments, a "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, like building supplies or mortgage servicing. The equity securities of real estate industry companies in which the Fund will invest consist of common stock, shares of beneficial interests of real estate investment trusts and securities with common stock characteristics, such as preferred stock and debt securities convertible into common stock ("Real Estate Equity Securities"). Real Estate Equity Securities are subject to unique risks. See "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" for a discussion of these risks.

    The Fund may also invest up to 25% of its total assets in (a) debt securities of real estate industry companies, (b) mortgage-backed securities, such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs"), and (c) short-term investments (as defined below). Investing in mortgage-backed securities involves certain unique risks in addition to those associated with investing in the real estate industry in general. For a more complete discussion concerning the risks of investing in mortgage-backed securities, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    Short-term investments that the Fund may invest in consist of the following:
(1) corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; (2) obligations (including certificates of deposit, time deposits, demand deposits and banker's acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's, or A-1, AA or better by S&P; (3) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months; and (4) repurchase agreements.

    A more complete discussion concerning the investment objectives and policies of the Fund is included under "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" and in the Statement of Additional Information.

    CRABBE HUSON EQUITY FUND seeks long-term capital appreciation. The Fund will seek to achieve this objective by investing in a carefully chosen portfolio consisting primarily of common stock. It will focus its investments in widely and actively traded stocks with medium (from $1,000,000,000 to $3,000,000,000) and large market capitalizations (in excess of $3,000,000,000).

    Under normal market conditions, the Fund intends to have at least 65% of its total assets invested in common stock. The Fund will purchase and hold for investment common stock, and may also purchase convertible and nonconvertible preferred stocks and bonds or debentures. The Fund may invest up to 35% of its total assets in foreign securities. Although the Fund intends to adapt to changing market conditions, the Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation. Therefore, the Fund may be appropriate for investors who have a longer term investment horizon or perspective.

    CRABBE HUSON ASSET ALLOCATION FUND seeks to provide for its shareholders preservation of capital, capital appreciation and income. The Fund seeks to achieve these objectives by a flexible policy of investing in a select portfolio of common stocks, fixed income securities, cash or cash equivalents. Depending upon economic and market conditions, the Fund may invest as little as 20%, or as much as 75%, of its entire portfolio in common stocks. The Adviser will purchase common stocks which, in its opinion, have the greatest potential for capital appreciation. The remaining portion of the portfolio will be invested in fixed income securities, cash or cash equivalents. The fixed income securities that the Fund will invest in consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations and U.S. Government and agency obligations. There are no limitations on the average maturity of the Fund's portfolio of fixed income securities. Securities will be selected on the basis of the Adviser's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. For a discussion of the ratings of the fixed income securities to be held by the Fund see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    Many factors will be considered in determining what portion of the portfolio will be invested in stocks, fixed income securities, or cash and cash equivalents. The Adviser will constantly monitor and adjust its weighting of investments in any particular area to adapt to changing market and economic conditions. Since its inception, the Fund has generally invested its net assets 45% to 55% in fixed income securities, 25% to 60% in common stocks, and 5% to 30% in cash, cash equivalents or other money market instruments. Furthermore, the Fund may take advantage of opportunities to earn short-term profits if the Adviser believes that such a strategy will benefit the Fund's overall objective in light of the increased tax and brokerage expenses associated with such a strategy.

    CRABBE HUSON OREGON TAX-FREE FUND seeks to provide its shareholders with as high a level of income exempt from Federal and Oregon income taxes as is consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing primarily in a portfolio of municipal securities (including private activity bonds), the interest on which, in the opinion of counsel for the issuer, is exempt from Federal and Oregon income taxes. It is the Fund's general policy to avoid purchasing bonds on which the interest is subject to the federal alternative minimum tax. The Fund may, however, purchase such bonds when their yield is sufficiently above the yield on bonds not so taxed to compensate for the adverse tax consequences. For purposes of its investment policy, the Fund considers a "bond" to be any municipal debt security.

    Under normal market conditions, at least 80% of the Fund's total assets will be invested in municipal securities, and at least 65% of its total assets will be invested in municipal bonds issued by the State of Oregon and its political subdivisions, agencies, authorities and instrumentalities. Securities that are subject to the federal alternative minimum tax will not be included in this calculation.

    Municipal securities purchased for the Fund's portfolio must, at the time of purchase, be "investment-grade" municipal securities, rated no lower than Baa by Moody's or BBB by S&P, or unrated municipal securities which management believes to be comparable in quality to investment-grade municipal securities. If any of the Fund's securities fall below "investment grade," the Fund will typically dispose of such securities, but it is not required to do so. For a discussion concerning the risk factors associated with municipal securities to be purchased by the Fund, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" in this Prospectus.

    Under normal market conditions, the Oregon Tax-Free Fund may invest up to 20% of its net assets in the following categories of investments:

1. Municipal securities issued by entities other than the State of Oregon or its political subdivisions, agencies, authorities, and instrumentalities.

2. Notes of municipal issuers which have, at the time of purchase, an issue of outstanding municipal bonds rated within the four highest grades by Moody's or S&P and which are, if unrated, in the opinion of the Adviser, of a quality comparable to municipal bonds rated in one of the four highest categories by Moody's or S&P.

3. Temporary investments in fixed income obligations, the interest on which is subject to federal income tax and which may be subject to Oregon income tax. Investments in such taxable obligations will be in short-term (less than one year) securities and may consist of obligations issued or guaranteed by the United States Government, its agencies, instrumentalities or authorities; commercial paper rated Prime-1 by Moody's; certificates of deposit of United States banks (including commercial banks and savings and loan associations) with assets of at least $1 billion or more; and repurchase agreements in respect of any of the foregoing with securities dealers or banks.

    Where market conditions, due to rising interest rates or other adverse factors, would cause serious erosion of portfolio value, the Fund's assets may, on a temporary basis, as a defensive measure to preserve net asset value, be substantially invested in temporary investments of the types described above. There are specific risks involved in investments in municipal securities, particularly those concentrated among issuers in a specific geographic location. See "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" in this Prospectus and "ADDITIONAL INFORMATION REGARDING CERTAIN INVESTMENTS BY THE FUNDS" in the Statement of Additional Information.

    In the last fiscal year, the average percentage of the Fund's assets invested in bonds of each rating was:

AAA....................      57.8%  A......................      19.6%
AA.....................      21.9%  Cash...................        .7%

    CRABBE HUSON INCOME FUND seeks to provide shareholders a high level of current income by investing in a diversified portfolio of fixed income securities (such as bonds and notes of corporate and government issuers) and preferred or convertible preferred stock while, at the same time, attempting to preserve capital by varying the overall average maturity of the Fund's portfolio.

    There are no limitations on the average maturity of the Fund's portfolio. In general, the Fund will seek to lengthen the average maturity of its portfolio as interest rates rise, and will shorten the average maturity as interest rates decline.

    The Income Fund invests in a variety of fixed income securities, including domestic and foreign corporate bonds, debentures, convertible bonds and debentures, foreign and U.S. Government securities, preferred and convertible preferred stock, and short-term money market instruments.

    At least 80% of the Fund's total assets must be invested in (1) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (2) investment-grade debt securities, including convertible securities and preferred or convertible preferred stock, which are rated "A" or higher by the major recognized bond services (for a description of ratings, see Appendix A); or (3) cash and cash equivalents (such as certificates of deposit, repurchase agreements maturing in one week or less, and bankers' acceptances).

    For a discussion of the fixed income securities and convertible securities to be held by the Income Fund and the risks associated with holding these securities, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" in this Prospectus.

    CRABBE HUSON U.S. GOVERNMENT INCOME FUND seeks to provide shareholders with a high level of current income and safety of principal. Shares of the Fund are not issued or guaranteed by the U.S. Government.

    The Fund intends to concentrate its investments in direct obligations of the U.S. Government (treasury bills, treasury notes and treasury bonds), which are supported by the full faith and credit of the United States. The Fund may also invest in indirect obligations of the U.S. Government which are debt obligations of various agencies or instrumentalities of the U.S. Government, such as debt obligations issued by the Government National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the United States, or debt obligations issued by the Federal National Mortgage Association ("FNMA"), which are supported only by the credit of the issuing agency or instrumentality. Under normal circumstances, at least 65% of the value of the Fund's assets will be invested in these U.S. Government securities. The Fund may invest up to 10% of its total assets in repurchase agreements whereby the Fund acquires a U.S. Government security from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

    The Fund may not invest more than 25% of its total assets in U.S. Government securities with maturities in excess of five years. The Fund will purchase securities based generally on the Adviser's assessment of interest rate trends. If the Adviser expects interest rates to rise, the Fund may purchase securities with shorter maturities. Conversely, if interest rates are expected to decline, the Fund may purchase securities with longer maturities.

    CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND seeks to provide investors with a high level of current income while, at the same time, preserving capital and allowing liquidity by investing in obligations of the United States Government, or its agencies or instrumentalities, and repurchase agreements with respect to those obligations. Shares of the Fund are not issued or guaranteed by the U.S. Government. It is the Fund's intent to maintain a constant one dollar per share net asset value, but there is no assurance the Fund will be able to do so.

    The dollar weighted, average maturity of the Fund's portfolio may not exceed 90 days and the Fund will not purchase any security with a maturity in excess of one year from the date of purchase. The Fund intends to hold most of the securities in its portfolio until maturity. However, securities may be traded if, in the opinion of the Adviser, increases in current income can be achieved consistent with the objectives and restrictions of the Fund.

    Due to its nature of maintaining a stable net asset value, the fixed income securities selected by the U.S. Government Money Market Fund must be deemed to be of the highest quality. An instrument will be considered to be highest quality (1) if rated in the highest rating category (i) by any two nationally recognized statistical rating organizations (NRSROs) (e.g., Aaa or Prime-1 by Moody's, AAA or A-1 by S&P) or (ii) if rated by only one NRSRO, by that NRSRO, and whose acquisition is approved or ratified by the Board of Trustees; (2) if unrated but issued by an issuer that has short-term debt obligations of comparable, priority, and security, and that are rated in the highest rating category by (i) any two NRSROs or (ii) if rated by only one NRSRO, by that NRSRO, and whose acquisition is approved or ratified by the Board of Trustees; or (3) an unrated security that is of comparable quality to a security rated in the highest rating category as determined by the Adviser and whose acquisition is approved or ratified by the Board of Trustees. A description of the ratings assigned to securities by Moody's and S&P is included in Appendix A to this Prospectus.

                     --------------------------------------

                              FUNDAMENTAL POLICIES
                       ----------------------------------

    Unless set forth below as a "Fundamental Policy," each Fund's investment policies, including its investment objective discussed previously, may be changed without shareholder approval. A Fundamental Policy may not be changed without a vote of the holders of "a majority of the outstanding voting securities" of the Fund, as such term is defined in the 1940 Act. For further discussion concerning these Fundamental Policies, see "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

    ISSUER AND INDUSTRY RESTRICTIONS. Each Funds' investment restrictions (other than those of the Real Estate Fund and the Oregon Tax-Free Fund) include a prohibition on it investing more than 5% of its total assets (at the time of the purchase) in the securities of any one issuer. This policy, however, does not include investments in U.S. Government securities. The Real Estate Fund's investment restrictions prohibit the Fund, with respect to at least 75% of its total assets, from investing more than 5% of its total assets in a single issuer. The Oregon Tax-Free Fund is prohibited from investing more than 25% of its total assets in the securities of any one issuer. Each governmental subdivision is treated as a separate issuer. Each Fund (other than the Real Estate Fund) is also prohibited from investing more than 25% of its total assets in any one industry.

    BORROWING RESTRICTIONS. Each Fund may borrow up to one-third of the value of its total assets, although each Fund, other than the Special and the Small Cap Funds, can only borrow in the case of an emergency. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test. Further, each Fund (except the Special and Small Cap Fund) is prohibited from purchasing securities when the total borrowings of the Fund exceed 5% of its total assets.

    FIXED INCOME SECURITIES. The Real Estate Fund may not invest in debt securities that are unrated or that are rated below Baa by Moody's or BBB by S&P. In the event a debt security purchased by the Real Estate Fund is subsequently downgraded below Baa by Moody's or BBB by S&P, the Adviser will consider whether the Fund should continue to hold the security. The Special, Small Cap, Equity, Asset Allocation, Income, U.S. Government Income and U.S. Government Money Market Funds may each invest up to 20% of its total assets in fixed income securities that are either unrated or are rated less than Baa by Moody's or BBB by S&P, or in commercial paper that is rated less than B-1 by Moody's or A- by S&P. However, not more than 5% of these Fund's total assets may be invested in fixed income securities that are unrated (including convertible stock). The Oregon Tax-Free Fund may invest in fixed income securities that are rated Baa and above by Moody's or BBB and above by S&P and in unrated securities which the Adviser believes to be of comparable investment quality. See "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" for a discussion concerning the purchase of below investment grade securities.

    Funds that are permitted to purchase cash equivalents, bank obligations, and money market instruments will apply the same investment criteria to these instruments as are applied to fixed income securities. Bank obligations will be purchased only with respect to banks: (1) that have total assets in excess of one billion dollars; (2) that are rated A or better by either Moody's or S&P (AA or better with respect to purchases made by the U.S. Government Money Market Fund; or (3) whose deposits are insured by the Federal Depository Insurance Corporation. Each Fund will only invest in securities permitted by the SEC.

    ILLIQUID SECURITIES/UNSEASONED ISSUERS. Each of the Special, Equity, Asset Allocation, Oregon Tax-Free, Income, U.S. Government Income and U.S. Government Money Market Funds may not invest more than 10% of its net assets in illiquid securities. The Real Estate Fund may not invest more than 15% of its net assets in such securities. The Small Cap Fund may not invest more than 5% of its total assets in a combination of illiquid securities and/or securities of issuers, including their predecessors, which have been in existence less than three years. Finally, the Oregon Tax-Free Fund may not invest more than 10% of its total assets in the securities of issuers, including their predecessors, which have been in existence less than three years.

    The following securities in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions); (3) any other securities in which a Fund may invest that are not readily marketable. Within the 15% limitation set for the Real Estate Fund, no more than 5% of such securities may be restricted securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. In determining whether a security is liquid, the Board shall consider whether the security can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

    Securities eligible for resale to certain institutional investors pursuant to Rule 144A of the Securities Act of 1933 shall not be considered illiquid. Since it is not possible to predict with assurance how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor a Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. This practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

    OPTIONS AND FUTURES TRANSACTIONS. Each of the Special, Small Cap, Real Estate, Equity, Asset Allocation and Income Funds may invest up to 10% of its total assets in both put or call options and futures contracts.

    FUNDAMENTAL INVESTMENT POLICY OF REAL ESTATE FUND. Under normal circumstances, the Real Estate Fund intends to invest at least 75% of its total assets in equity securities of REITs and other real estate industry companies; under all circumstances, at least 25% of the Fund's total assets will be invested in such securities.

    INVESTMENT IN ISSUERS OF WHICH SHAREHOLDERS AND DIRECTORS OWN SHARES. The Small Cap and Oregon Tax-Free Funds may not invest in securities of issuers of which the officers and Trustees of the Fund, as a group, own beneficially more than five percent of the securities of that issuer.

    OTHER INVESTMENT COMPANIES. Each of the Funds (other than the U.S. Government Income Fund and the U.S. Government Money Market Fund) may invest in the securities of other registered investment companies under the circumstances described under "SECURITIES OF OTHER INVESTMENT COMPANIES" in the Statement of Additional Information, and to the extent permitted under Section 12 of the 1940 Act (currently, no more than 10% of the total assets of a Fund may be so invested, no more than 5% of total assets of a Fund may be invested in the securities of any other single investment company, and no more than 3% of the total outstanding voting stock of an investment company may be purchased). Investments in the securities of other registered investment companies are or may be subject to duplicate expenses resulting from the management of the portfolio investment company as well as those of the Fund.

    FUNDAMENTAL INVESTMENT OBJECTIVE OF REAL ESTATE FUND. The Real Estate Fund's investment objective is to provide for its shareholders capital appreciation and income.

    FOREIGN SECURITIES. Each of the Special, Small Cap, Equity, Asset Allocation and Income Funds may invest up to 35% of its total assets in foreign securities, which may or may not be traded on an exchange.

                     --------------------------------------

                    CHARACTERISTICS, RISKS OF SECURITIES AND
                             INVESTMENT TECHNIQUES
                       ----------------------------------

    The following describes in greater detail different types of securities and investment techniques used by the Funds, and discusses certain concepts relevant to the investment policies of the Funds. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information.

    FOREIGN SECURITIES. Each of the Special, Small Cap, Equity, Asset Allocation and Income Funds may invest up to 35% of its total assets in foreign securities, which may or may not be traded on an exchange. The Funds may purchase securities issued by issuers in any country. Securities of foreign companies are frequently denominated in foreign currencies, and the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. As a result, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and they may incur expenses in connection with conversion between various currencies. Subject to its investment restrictions, the Funds may invest in other investment companies that invest in foreign securities.

    Foreign securities may be subject to foreign government taxes that would reduce the income yield on such securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of any foreign withholding taxes would reduce the income a Fund received from any foreign investments.

    Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of the issuer, difficulty of predicting international trade patterns, and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations or of the United States government. In addition, the net asset value of a Fund is determined and shares of a Fund can be redeemed only on days during which securities are traded on the New York Stock Exchange ("NYSE"). However, foreign securities held by a Fund may be traded on Saturdays or other holidays when the NYSE is closed. Accordingly, the net asset value of a Fund may be significantly affected on days when an investor has no access to the Fund.

    In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, or confiscatory taxation, which could affect investment in those countries.

    Each of the Funds may invest a portion of its assets in developing countries or in countries with new or developing capital markets, such as countries in Eastern Europe and the Pacific Rim. The considerations noted above regarding the risks of investing in foreign securities are generally more significant for these investments. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing countries may be more volatile than markets of developed countries. Investments in these markets may involve significantly greater risks, as well as the potential for greater gains.

    STRIPPED SECURITIES. The U.S. Government Money Market Fund may invest in "Stripped Securities." A Stripped Security is a security consisting of the separate income or principal components of a debt security. Stripped Securities are issued at a discount to their face value and generally experience greater price volatility than ordinary debt securities because of the manner in which the principal and interest components of the underlying U.S. Government obligation are separated.

    LEVERAGE. The Special Fund may, from time to time, use borrowed money to increase its portfolio positions. This practice is known as leverage. Investment gains realized with borrowed funds that exceed the cost of such borrowings (including interest costs) will cause the net asset value of Fund shares to increase more dramatically than would otherwise be the case. On the other hand, leverage can cause the net asset value of Fund shares to decrease more rapidly than normal if the securities purchased with borrowed money decline in value or if the investment performance of such securities does not cover the cost of borrowing.

    PUT, CALL OPTIONS, FUTURES CONTRACTS. The Special, Small Cap, Real Estate, Equity, Asset Allocation, Oregon Tax-Free and Income Funds may use options and futures contracts to attempt to enhance income, and to reduce the overall risk of its investments ("hedge"). These instruments are commonly referred to as "derivative instruments" due to the fact that their value is derived from or related to the value of some other instrument or asset. Each Fund's ability to use these strategies may be limited by market conditions, regulatory limits, and tax considerations. Appendix B to this prospectus describes the instruments that the Funds may use and the way the Funds may use the instruments for hedging purposes.

    Each of these Funds (other than the Oregon Tax-Free Fund) may invest up to 10% of its total assets in premiums on put and call options, both exchange-traded and over-the-counter, and write call options on securities the Fund owns or has a right to acquire. Each of these Funds may also purchase options on securities indices, foreign currencies, and futures contracts. Besides exercising its option or permitting the option to expire, prior to expiration of the option, a Fund may sell the option in a closing transaction. Other than the Special Fund, the Funds may only write call options that are covered. A call option is covered if written on a security a Fund already owns.

    The Special, Small Cap, Real Estate, Equity, Asset Allocation, Oregon Tax-Free and Income Funds may invest in interest rate futures contracts and the Special, Small Cap, Real Estate, Equity and Asset Allocation Funds may invest in stock index futures provided that the aggregate initial margin of all futures contracts in which the Fund invests shall not exceed 10% of the total assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. Upon entering into a futures contract, the Fund will set aside liquid assets, such as cash, U.S. Government securities, or other high grade debt obligations in a segregated account with the Fund's custodian to secure its potential obligation under such contract.

    The principal risks of options and futures transactions are: (a) imperfect correlation between movements in the prices of options or futures contracts and movements in the prices of the securities hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts, which may be unlimited, from market movements not anticipated by the Adviser; (e) possible need to defer closing out certain options or future contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). For a further discussion of put and call options and futures contracts, see the Statement of Additional Information, "Special Investment Risks."

    FIXED INCOME SECURITIES. Each of the Special, Small Cap, Equity, Asset Allocation, Income, and U.S. Government Income Funds may invest up to 20% of its total assets in fixed income securities, including convertible securities, that are either unrated or rated below the fourth highest category by Moody's or S&P, although not more than 5% of the Fund's total assets may be invested in fixed income securities that are unrated. The Oregon Tax-Free Fund may invest an unlimited amount in unrated fixed income securities, provided the Adviser believes such securities to be comparable in quality to investment-grade securities (securities rated in the fourth highest category or better by Moody's or S&P). Securities rated below the fourth highest category are commonly referred to as "junk bonds." Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in such securities normally involves a greater degree of investment and credit risk than does investment in a high-rated security. In addition, the market for such securities is usually less broad than the market for higher-rated securities, which could affect their marketability. The market prices of such securities may fluctuate more than the market prices of higher-rated securities in response to changes in interest rates and economic conditions. Moreover, with such securities, there is a greater possibility that an adverse change in the financial condition of the issuer, particularly a highly leveraged issuer, may affect its ability to make payments of principal and interest.

    INVESTMENT IN REITS. Each of the Special, Small Cap, Real Estate, Equity and Asset Allocation Funds may invest in real estate investment trusts ("REITs"). For the Special, Small Cap, Equity and Asset Allocation Funds, such investment may not exceed 25% of the Fund's total assets. The Real Estate Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. For federal income tax purposes,

REITs qualify for beneficial tax treatment by distributing 95% of their taxable income. If a REIT is unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would therefore be reduced.

    Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. All REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.

    INVESTMENTS IN REAL ESTATE EQUITY SECURITIES. The Real Estate Fund does not invest directly in real estate, but does invest primarily in Real Estate Equity Securities. Therefore, an investment in the Fund may be subject to certain risks associated with the direct ownership of real estate. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding, extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems; casualty or condemnation losses, uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

    REPURCHASE AGREEMENTS. Each of the Funds may engage in repurchase agreements. Repurchase agreements are agreements under which a person purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the purchased security. A Fund will engage in repurchase agreements only with banks or broker-dealers whose obligations would qualify for direct purchase by that Fund. A repurchase agreement involves the obligation of the seller to pay an agreed-upon price, which obligation is, in effect, secured by the value of the underlying security. All repurchase agreements are fully collateralized and marked to market daily, and may therefore be viewed by the SEC or the courts as loans collateralized by the underlying security. There are some risks associated with repurchase agreements. For instance, in the case of default by the seller, a Fund could incur a loss or, if bankruptcy proceedings are commenced against the seller, the Fund could incur costs and delays in realizing upon the collateral.

    MORTGAGE-BACKED SECURITIES. The Real Estate, Asset Allocation and Income Funds may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Back Securities ("SMBS"), and other types of mortgage-backed securities that may be available in the future (collectively, "Mortgage-Backed Securities").

    Mortgage pass-through securities represent participation interests in pools of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

    Payment of principal and interest on some mortgage pass-through securities, but not the market value of the securities themselves, may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by the agency or instrumentality of the U.S. Government issuing the security (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agencies' obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

    CMOs are hybrid mortgage related instruments. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class and investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification test.

    SMBS are derivative multiple-class mortgage-backed securities usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class), while the other class will receive all of the principal (the "principal only" class).

    Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks include the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayment on mortgage cash flows. In addition, investing in the lowest tranche of CMOs involves risks similar to those associated with investing in equity securities.

    Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

    If the Mortgage-Backed Security is a fixed-income security, when interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. If interest rates increase rapidly and substantially, fixed rate obligations may become illiquid. In contrast, if the Mortgage-Backed Security represents an interest in a pool of loans with adjustable interest rates, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

    If a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment, and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities, notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities.

Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

    SHORT SALES. The Special Fund intends from time to time to sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Special Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

    When the Special Fund makes a short sale, it must leave the proceeds from the short sale with the broker, and it must deposit with the broker a certain amount of cash or liquid securities to collateralize its obligation to replace the borrowed securities which have been sold. In addition, the Fund must put in a segregated account (with the Fund's custodian) an amount of cash, U.S. Government securities or other liquid securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or securities deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Furthermore, until the Fund replaces the borrowed security, it must daily maintain the segregated account at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Special Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or securities while also being subject to the possibility of gain or loss from the securities sold short. The amount of the Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated accounts) will not exceed 25%. These deposits do not have the effect of limiting the amount of money that the Fund may lose on a short sale, as the Fund's possible losses may exceed the total amount of deposits.

    The Special Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the Fund purchases a security to replace the borrowed security. On the other hand, the Special Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless, while the latter cannot exceed the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, potential loss is limited to $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value of that security is $50, thereby incurring a loss of $40.

    The Special, Small Cap, Real Estate, Equity, and Asset Allocation Fund may also engage in short sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

    MUNICIPAL SECURITIES. Because the Oregon Tax-Free Fund intends to focus its investments in Oregon municipal securities, the Fund and the value of its shares will be significantly affected by any economic, political, or regulatory developments that affect the ability of Oregon issuers to pay interest or repay principal on their obligations.

    Certain municipal securities purchased by the Oregon Tax-Free Fund from Oregon issuers may rely in whole or in part on ad valorem real property taxes as a source of revenue for the payment of principal and interest. There are constitutional and statutory limitations on the issuance of securities payable from tax revenues. In 1990, a voter initiative in Oregon was passed which restricts the ability of taxing entities to increase real property taxes by placing a limit on the property tax rate. This initiative did, however, exempt from the property tax rate limit assessments to pay bonded indebtedness. However, implementation of this limit has adversely affected the property tax revenues of certain issuers of Oregon municipal securities.

    NONDIVERSIFIED PORTFOLIO; TRADING MARKET FOR PORTFOLIO SECURITIES. The Oregon Tax-Free Fund is a nondiversified investment company, meaning that it is not subject to the provisions of the 1940 Act with respect to diversification of its investments. However, as a matter of fundamental policy, the Fund will not
(1) invest more than 25% of its total assets in the securities of any one issuer, or (2) with respect to at least 50% of its total assets, invest in individual issuers (excluding United States Government securities) in which it has invested 5% of the value of its total assets. For purposes of these limitations, each governmental subdivision (i.e., state, territory or possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities or similar entities) will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and if the securities are backed only by its own assets and revenues. In the case of a private activity bond, if the security is backed only by the assets and revenues of a nongovernmental user, then such nongovernmental user will be deemed to be the sole issuer. However, if a private activity bond or governmental issue is guaranteed by a governmental or some other entity, such guarantee will be considered a separate security issued by the guarantor as well as the nongovernmental user, subject to limited exclusions allowed by the 1940 Act.

    Because the Fund's "nondiversified status" permits the investment of a greater portion of the Fund's assets in the securities of individual issuers than would be permissible under a "diversified status," the Fund's shareholders are considered to be subject to a greater degree of risk. The Fund reserves the right to operate as a diversified investment company if such a course appears desirable in the opinion of the Board of Directors; in that event, 75% of the Fund's total assets would have to be invested in securities issued by entities in which the Fund had not invested 5% or more of its total assets.

    With the exception of general obligation securities issued by the State of Oregon, most issues of municipal securities in Oregon are relatively small in size. Due to the small size of some issues, only a limited trading market in the securities develops following their issuance. When there is only a limited trading market for a particular security, a small change in the supply of or demand for that security can result in a relatively large change in the market price of the security. If the Oregon Tax-Free Fund is required to sell portfolio securities for which there is only a limited trading market, the market value of such securities (and of securities which are part of the same issue which are retained in the Fund's portfolio) could be adversely affected, which could result in a decrease in the net asset value of the Fund's shares. In order to enhance the liquidity of the Fund's portfolio, a portion of its assets will be maintained in general obligation securities of the state of Oregon and in other issues for which an active trading market is expected to be maintained. The Fund expects that approximately 25% of its net assets will normally be invested in general obligation securities of the state of Oregon. A portion of the Oregon Tax-Free Fund's assets may also be invested, on a temporary basis, in assets other than municipal securities in order to increase the liquidity of the Fund's portfolio. However, there is no assurance that these strategies will completely eliminate the risks associated with investing in municipal securities for which only a limited trading market exists.

    WHEN ISSUED AND/OR DELAYED DELIVERY. Each of the Funds (other than Money Market Fund) may purchase and sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Fund, with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Such securities are subject to market fluctuations, and no interest accrues to a Fund until the time of delivery. The value of the securities may be less at the time of delivery than the value of the securities when the commitment was made. When a Fund engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. To the extent any Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for the purpose of investment leverage. No Fund may commit more than 25% of its total assets to the purchase of when-issued and delayed-delivery securities. A separate account of liquid assets consisting of cash, U.S. Government securities or other high grade debt obligations equal to the value of any purchase commitment of a Fund shall be maintained by the Fund's custodian until payment is made.

    ILLIQUID SECURITIES. The Funds may invest in illiquid securities, which may be difficult to sell promptly at an acceptable price. This difficulty may result in a loss or be costly to a Fund.

    INTEREST RATES. Each Fund may invest in debt securities. The market value of debt securities that are sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of an interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

    U.S. GOVERNMENT SECURITIES. Although U.S. Government securities and high-quality debt securities are issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. Government, not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. On the other hand, securities issued by the Student Loan Marketing Association are supported only by the credit of the instrumentality.

    LIMITED OPERATING HISTORY OF FUND. The Small Cap Fund commenced operations on February 20, 1996 and the Real Estate Fund commenced operations April 4, 1994 and thus have limited operating histories.

    SMALL COMPANIES. Both the Special and Small Cap Fund intend to invest in small market capitalization companies. Investing in such securities may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because small-sized companies normally have fewer outstanding shares than larger companies, it may be difficult for a Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies.

    LENDING OF PORTFOLIO SECURITIES. The Funds may loan portfolio securities to broker-dealers or other institutional investors if at least 100% cash (or cash equivalent) collateral is pledged and maintained by the borrower. The Funds believe that the cash collateral minimizes the risk of lending their portfolio securities. Such loans of portfolio securities may not be made, under current lending arrangements, if the aggregate of such loans would exceed 20% (10% in the case of the Oregon Tax-Free Fund) of the value of a Fund's total assets. If the borrower defaults, there may be delays in recovery of loaned securities or even a loss of the securities loaned, in which case the Fund would pursue the cash (or cash equivalent) collateral. While there is some risk in loaning portfolio securities, loans will be made only to firms or broker-dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. For additional disclosure, see "INVESTMENT RESTRICTIONS-- LOANS OF PORTFOLIO SECURITIES" in the Statement of Additional Information.

    PORTFOLIO TURNOVER. The Funds generally do not trade in securities with the goal of obtaining short-term profits, but when circumstances warrant, securities will be sold without regard to the length of time the security has been held. A higher portfolio turnover rate may involve correspondingly greater transaction costs, which will be borne directly by the Funds, as well as additional realized gains and/or losses to shareholders. See "ALLOCATION OF BROKERAGE," and "TAXES" in the Prospectus. The annual portfolio turnover rate of the Funds may at times exceed 100%. The portfolio turnover rates are shown in the FINANCIAL HIGHLIGHTS section of this Prospectus.

    TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes, the Special, Small Cap, Real Estate, Equity and Asset Allocation Funds may invest up to 100% of their assets in fixed income securities, cash and cash equivalents. The fixed income securities in which each Fund will invest in such a situation shall consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations, and U.S. Government and agency obligations. The fixed income securities will be rated investment grade or higher (BBB by S&P and Baa by Moody's) and will have maturities of three years or less. When the Fund assumes a temporary defensive position, it may not be investing in securities designed to achieve its investment objective.

    YEAR 2000. Substantially all of the portfolio and shareholder accounting and record keeping for the Funds is managed by State Street Bank and Trust Company ("State Street") and various affiliates of State Street. State Street has advised the Funds that its computer systems are being modified in order to avoid any errors or delays attributable to the change to the year 2000, that these modifications are nearly complete, and that it does not anticipate any difficulties in accurate and timely reporting resulting from the change in year from 1999 to the year 2000. The Funds are likely to incur some charges associated with achieving year 2000 compliance.

                   ------------------------------------------

                            MANAGEMENT OF THE FUNDS
                       ----------------------------------

    The Funds (other than the Special Fund) are managed by the Trust's Board of Trustees, and all powers and authorities are exercised by or under the direction of the Board of Trustees. The Special Fund is managed by its Board of Directors, and all powers and authorities are exercised by or under the direction of the Board of Directors.

    ADVISER. Subject to the policies of, review by, and overall control of the Board of Trustees of the Trust, and the Board of Directors of the Special Fund, the Adviser has been retained by each Fund to act as its manager and investment adviser pursuant to investment advisory agreements.

    The Adviser was incorporated in 1980 and has been engaged in the business of providing investment advice since July 1, 1980 to individual and institutional accounts, such as corporate pension and profit sharing plans, as well as mutual funds. The Adviser currently has over $5 billion in assets under management. The address of the Adviser is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204.

    James E. Crabbe and Richard S. Huson are controlling shareholders of the Adviser. In addition, together they own 100% of the stock of the Distributor for the Funds. Mr. Crabbe and Mr. Huson are primarily responsible for the day-to-day management of the Adviser. Mr. Crabbe is President and a Director of the Adviser and Mr. Huson is Vice President, Secretary and a Director.

    Each Fund pays the Adviser a fee for its services that accrues daily and is payable bi-monthly. Fees are based on a percentage of the average daily net assets of each Fund, as set forth below:

                                  SPECIAL FUND
                                 SMALL CAP FUND
                                REAL ESTATE FUND
                                  EQUITY FUND
                             ASSET ALLOCATION FUND

NET ASSET VALUE                                       ANNUAL RATE
--------------------------------------------------  ---------------
First $100 million................................          1.00%
Next $400 million.................................          0.85%
Amounts over $500 million.........................          0.60%

                            INCOME FUND

NET ASSET VALUE                                       ANNUAL RATE
--------------------------------------------------  ---------------
First $100 million................................          0.75%
Next $400 million.................................          0.60%
Amounts over $500 million.........................          0.50%

                       OREGON TAX-FREE FUND
                    U.S. GOVERNMENT INCOME FUND
                 U.S. GOVERNMENT MONEY MARKET FUND

First $100 million................................          0.50%
Next $400 million.................................          0.45%
Amounts over $500 million.........................          0.40%

    Fees paid by the Special, Small Cap, Real Estate, Equity, Asset Allocation and Income Funds are higher than those paid by most other mutual funds, although the fees paid by these Funds are comparable to mutual funds with similar objectives and policies. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse a Fund for certain expenses without further notification of the commencement or termination of such waiver or reimbursement. Any such waiver or reimbursement will temporarily lower a Fund's overall expense ratio and increase a Fund's overall return to investors. Additionally, many states require that mutual funds meet certain expense limitations. The Funds, their Adviser, Distributor, and Transfer Agent intend to qualify, meet, or conform to any individual state requirements while the Funds are registered in that state.

    The Funds' Distributor pays the marketing expenses of the Funds. A certain portion of these expenses may be borne by the Funds under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. See "MANAGEMENT OF THE FUNDS -- Distributor" in this Prospectus. The Funds bear all other expenses incurred in their operation as they are incurred, other than those assumed by the Adviser or Distributor.

    Management of the Special and Small Cap Fund portfolios is handled on a day-to-day basis by a team consisting of Mr. Crabbe, John W. Johnson, and Peter
P. Belton. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with the Adviser since 1980 and has managed the Special Fund's portfolio since January 1, 1990. Prior to joining the Adviser, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Between August, 1988 and November, 1991, Mr. Johnson was Director of Equity Investments for Kennedy Associates. Prior to joining the Adviser, Mr. Belton was a Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997. Between August, 1992 and September, 1993, Mr. Belton was an analyst at Arnhold and S. Bleichroeder; and between July, 1988 and July, 1990, an analyst at Tiger Management.

    Management of the Real Estate Fund is handled on a day to day basis by Mr. Huson and John E. Maack, Jr. Mr. Maack has been employed as a portfolio manager and securities analyst by the Adviser since 1988.


    The Oregon Tax-Free, Income, U.S. Government Income and U.S. Government Money Market Funds are managed on a day to day basis by a team consisting of Mr. Huson and Garth R. Nisbet. Mr. Huson is coordinator of the team. Mr. Huson has served in various management positions with the Adviser since 1980. Mr. Nisbet joined the Adviser in April, 1995. Between February, 1993 and March, 1995 Mr. Nisbet worked for Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio. Prior to joining Capital Consultants, Inc., Mr. Nisbet was a Vice President and the fixed income portfolio manager at Lincoln National Investment Management.

    The portfolios of the Equity and Asset Allocation Funds are managed on a day-to-day basis by a team consisting of John E. Maack, Jr., Marian L. Kessler, Robert E. Anton, Mr. Nisbet and Mr. Huson. Mr. Huson is coordinator of the team. Mr. Maack has been employed as a portfolio manager and securities analyst by the Adviser since 1988. Ms. Kessler joined the Adviser in August, 1995. From September, 1993 until July, 1995, Ms. Kessler was a portfolio manager with Safeco Asset Management. Between August, 1986 and June, 1993, Ms. Kessler was an equity analyst for IDS Financial Services. Mr. Anton joined the Adviser in June, 1995. Prior to joining the Adviser, Mr. Anton served 17 years as Chief Investment Officer, portfolio manager at Financial Aims Corporation.

    ADMINISTRATORS. The Funds have retained State Street Bank and Trust Company ("State Street") to provide administrative services to the Funds. Such services relate to administration, operations and compliance. For such services, the Funds have agreed to pay State Street a fee based on the total assets of the Funds managed by the Adviser. The fee shall be as follows: first $500 million managed by Adviser--.06%; next $500 million--.03%; thereafter--.01%. Each Fund pays its pro rata share of such fee.

    CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as Custodian of the cash and securities of each Fund.

    State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, 800-541-9732, acts as Transfer Agent and Dividend Disbursing Agent for the Funds. The Transfer Agent uses Boston Financial Data Services, a 50% owned subsidiary, as its servicing agent in carrying out the Transfer Agent's responsibilities to the Funds.

    The Funds and Crabbe Huson Securities, Inc., the Funds Distributor, have also entered into agreements with various broker-dealers, financial institutions, depository institutions, retirement plans, and financial intermediaries (collectively, "Financial Intermediaries"). Financial Intermediary agrees to perform various sub-transfer agency services, subaccounting services and administrative services for their clients and customers who may be deemed to be beneficial owners of the Funds' shares. The Financial Intermediaries may also perform ongoing servicing and maintenance tasks. Fees paid by a Fund to a Financial Intermediary vary depending upon the level of services provided.

    DISTRIBUTOR. The class of shares of each Fund sold pursuant to this Prospectus has adopted a distribution plan pursuant to rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to reimbursement for its actual expenses incurred in the distribution and promotion of the shares of each Fund. Total reimbursement by the Fund to the Distributor pursuant to the Plan may not exceed an annual rate of .25% of such class average daily net assets. These expenses include, but are not limited to, expenses incurred in the printing of the Funds' prospectuses and statements of additional information for persons other than then-current shareholders, expenses related to preparation and printing of sales literature, and other distribution-related expenses. A portion of the expenses reimbursed and paid to the Distributor will be paid by the Distributor on a quarterly basis to Financial Intermediaries that have entered into sales agreements with the Distributor to actively promote the sale of the shares, and may be paid to investment executives of the Distributor. Each Fund will participate in joint distribution activities with other funds managed by the Adviser. Distribution expenses that are not allocable to a specific Fund or class of a Fund are allocated to the fund or classes of the Funds which have adopted a Plan on the basis of their respective net assets.

    In the event distribution expenses for any Fund in any one year exceed the maximum reimbursable under the Plan, such expenses may not be carried forward to the following year. The Funds will not be charged for any financing charges on any unreimbursed expenses payable pursuant to the Plan.

    The Adviser may, at its own expense, make payments from its management fee revenue, past profits, or other resources to Financial Intermediaries who promote the sale of the Funds' shares.

                   ------------------------------------------

                                NET ASSET VALUE
                       ----------------------------------

    The net asset value ("NAV") of a share is determined as of 4 p.m. Eastern Time, or the close of the NYSE, whichever is earlier, on each day during which securities are traded on the NYSE. The NAV of a single share of a class is computed by adding that class's pro rata share of the value of the applicable Fund's investments, cash and other assets, subtracting that class's pro rata share of the value of the applicable Fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.

    Each Fund's assets are valued on the basis of market quotations, if available. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

    The U.S. Government Money Market Fund will value its assets using the amortized cost method by adjusting the cost of each debt security for amortization of discount or premium and accrued interest (unless unusual circumstances indicate that another method of determining fair value should be considered by the Trustees.) The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the net asset value of the shares of the U.S. Government Money Market Fund at one dollar per share. There is no assurance that the Fund will be able to maintain a constant one dollar per share value. See "U.S. GOVERNMENT MONEY MARKET FUND" in the Statement of Conditional Information.

                     --------------------------------------

                            PERFORMANCE COMPARISONS
                       ----------------------------------

    The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. For example, these services or publications may include Lipper Analytical Services, Inc., Schabacker's Total Investment Service, CDA Technologies, SEI, Frank Russell Trust, BARRON'S BUSINESS WEEK, CHANGING TIMES, THE FINANCIAL TIMES, FINANCIAL WORLD, FORBES, INVESTOR'S DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, PERSONAL INVESTOR, THE ECONOMIST, THE WALL STREET JOURNAL, INDIVIDUAL INVESTOR, LOUIS RUKEYSER'S

WALL STREET, FINANCIAL WORLD, and USA TODAY. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories. The Funds may also either include presentations of, or may compare their performance or the performance of the Funds' Adviser to a recognized stock or bond index, including the Standard & Poor's 500, Standard & Poor's Mid-Cap 400 Index, Value Line Composite Index, Dow Jones Industrial Average, NASDAQ/OTC Price Index, Russell 2000 Index, Wilshire 5000 Equity Index, Morgan Stanley REIT Index, the Lehman Brothers Government/Corporate Bond Index and Salomon Bond indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

    The Funds may also compare their performance to other income-producing securities such as (i) money market funds; (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money market deposit accounts, and NOW accounts as reported by the Bank Rate Monitor and other financial reporting services, including newspapers); and (iii) U.S. treasury bills or notes.

    The performance of a specific Fund will be calculated as required by the rules of the SEC. Current yield for the U.S. Government Money Market Fund is calculated by dividing the net change in the value of an account of one share during an identified seven-calendar day period by the value of the one share account at the beginning of the same period and multiplying that base return by 365/7. Current yield for the Real Estate, Income, U.S. Government Income and Oregon Tax-Free Funds is calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period. The Funds may also publish average annual total return quotations for recent one, five and ten-year periods and will, at times, graphically portray the redeemable value of an initial investment over an established period of time. These standardized calculations do not reflect the impact of federal or state income taxes. Such performance data will include the effect of any sales or distribution charges.

    The yields of each of the Funds are not fixed and will fluctuate. The principal value of an investment in each Fund (except, under normal circumstances, the U.S. Government Money Market Fund) at redemption may be more or less than its original cost. In addition, investments in the Funds are not insured and an investor's yield is not guaranteed.

    The Fund's investment results will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund. These factors and possible differences in the methods used in calculating investment results should be considered when comparing performance information regarding the Fund to information published for other investment companies and other investment vehicles. You should also consider return quotations relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations, and there may be no assurance that any historical return-quotation will continue in the future.

    For more information about the calculation methods used to compute the Fund's investment results, see "YIELD AND PERFORMANCE" in the Statement of Additional Information. The annual report for the Funds contains information about the performance of the Funds, and is available upon request, without charge, by calling Investor Services at (800) 541-9732.

                     --------------------------------------

                            ALLOCATION OF BROKERAGE
                       ----------------------------------

    The Adviser is responsible for the overall management of the portfolio of each Fund and determines which brokers will execute the purchase and sale of the portfolio securities. The Adviser's foremost objective is to place orders so as to achieve prompt execution at the most favorable price. However, the Adviser is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amounts which another broker might have charged for effecting the same transaction. The Adviser may also execute Fund portfolio transactions with broker-dealers that provide services to the Funds pursuant to a written agreement. Under these arrangements, participating Funds direct the Adviser to execute a portion of the Funds transactions to a broker-dealer in return for a credit which represents a percentage of the total commissions generated through the broker dealer. The Fund uses the credit to reduce transfer agent, custodian, shareholder servicing and other expenses of the Fund. Provided the Funds receive prompt execution at competitive prices, the Adviser may execute portfolio transactions through broker-dealers who also sell the Funds' shares. Additional information about portfolio brokerage is included in the Statement of Additional Information.

                     --------------------------------------

                               CAPITAL STRUCTURE
                       ----------------------------------

    Beneficial interests in the Trust are divided into shares, all without par value. The shares may be divided in separate series, with each series representing investments in a particular portfolio and sub-series (classes) of each series, all at the discretion of the Board of Trustees. Shareholders of each of the Funds are entitled to one vote for each dollar of net asset value held. Shareholders shall have the power to vote only on the following matters: (1) the election of the initial trustees of the Trust, the removal of trustees, and to the extent required by the 1940 Act, the subsequent election of any trustee to fill any vacancy (although trustees may be elected to fill vacancies or be removed by the Board of Trustees without a vote of Shareholders, subject to certain restrictions in the 1940 Act); (2) any contract entered into by the Trust to the extent Shareholders' approval is required by the 1940 Act; (3) with respect to any termination or reorganization of the Trust or any series thereof to the extent and as provided in the Declaration of Trust; (4) with respect to any amendment of the Declaration of Trust that adversely affects the rights of the shareholder; (5) with respect to derivative actions whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series of the Trust or the Trust shareholders; (6) an amendment of the Fund's Fundamental Policies as set forth in the Trust's By-laws; and (7) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the SEC (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Separate votes are taken by each class of shares, fund or trust, if a matter affects that class of shares, the Fund or the Trust, respectively. Shares issued are fully paid and nonassessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by its respective Fund and in the net assets of that Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. Amendment to the Declaration of Trust may be made upon approval by shareholders holding the lesser of (i) 67% or more of the shares entitled to vote on the matter, present in person at the meeting or represented by proxy, if holders of more than 50% of the shares entitled to vote on the matter are present, in person or by proxy, or (ii) a majority of the shares issued and outstanding.

    The Special Fund has an authorized capital of 100 million shares of common stock. All shares of the Special Fund are of the same class, although for purposes of this Prospectus shares offered by the Special Fund are referred to as Primary Class shares. Shareholders of the Special Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of the Special Fund vote on the election of directors and any other matter submitted to a shareholder vote. Shares issued are fully paid and nonassessable, and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared, and in the net assets upon liquidation or dissolution, after satisfaction of outstanding liabilities.

                     --------------------------------------

                                     YIELD
                       ----------------------------------

    The SEC has imposed a number of rules and policies regarding the calculation of yield. The Funds intend to continually comply with these rules and policies in their quotation of yield. For an explanation of the method of yield calculation, see "CALCULATION OF PERFORMANCE DATA" in the Statement of Additional Information.

                     --------------------------------------

                               INVESTOR SERVICES
                       ----------------------------------

INFORMATION YOU NEED TO KNOW TO PURCHASE,
REDEEM OR EXCHANGE SHARES

INVESTOR SERVICES TELEPHONE:       MAIL:
(800) 541-9732                     Crabbe Huson Funds
                                   P.O. Box 8413
                                   Boston, MA 02266-8413

CRABBE HUSON "INSTANT ACCESS":     EXPRESS MAIL:
(800) 235-2442                     Crabbe Huson Funds
                                   Two Heritage Drive
                                   Quincy, MA 02171

                                   INTERNET:
                                   http://www.contrarian.com

    The Fund's shares are offered to the public with no sales load. Crabbe Huson Securities, Inc. (the "Distributor"), Portland, Oregon, an affiliate of the Adviser and a corporation organized under the laws of Oregon, is the distributor of the Fund's shares. The shares are offered by the Distributor directly to the public or through Financial Intermediaries who have entered into sales agreements with the Distributor.

    If there is no account application accompanying this Prospectus, you may obtain one by calling your Financial Intermediary or by calling Investor Services. If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact Investor Services for more information on retirement accounts.

TYPES OF ACCOUNTS AVAILABLE:

    -  Individual, Joint Tenants, Tenants in Common

    -  Trusts

    -  Businesses or Organizations (corporations, partnerships or other groups)

    -  Gifts or Transfers to Minors

    -  Retirement Accounts (Regular and Roth Individual Retirement Accounts
       (IRA)), Spousal IRA, Simplified Employee Pension (SEP-IRA), Salary Reduction-SEP IRA, Simple IRA, or 403(b) Tax Sheltered Accounts

    - Others (contact Investor Services for information regarding other accounts)

    Retirement accounts are not available to those investing in the Oregon Tax-Free Fund. Note, if you are considering adopting any type of retirement plan, you should consult with your own legal or tax adviser, with respect to the establishment and maintenance of such a plan.

    MINIMUM INVESTMENTS. The minimum investment in any Fund is $2,000. Retirement accounts may have lower minimum investments. Additional Investments in any Fund must be in amounts of at least $500, unless you are enrolled in the Invest-O-Matic program described below in "SPECIAL SERVICES." Investments as small as $100 can be accepted from investors participating in the Invest-O-Matic program. The Adviser, in its sole discretion, may waive any minimum purchase requirements. The Funds reserve the right to vary the initial and subsequent investment minimums at any time. The Funds will provide you with written notice of any such change.

HOW TO PURCHASE YOUR SHARES
HOW TO OPEN AN ACCOUNT:

-          Mail:           Complete and sign the account application,
                           indicating the Fund, class and dollar amount
                           you want to invest. Mail or express mail your
                           check with your completed application to the
                           appropriate address listed above under
                           "INFORMATION YOU NEED TO KNOW TO PURCHASE,
                           REDEEM OR EXCHANGE SHARES."

-          Exchange:       You may exchange your shares for shares of
                           another Crabbe Huson Fund, provided the
                           dollar value of the shares you desire to
                           exchange meet the minimum investment
                           requirement of the new Fund. Call Investor
                           Services for more information about this
                           option.

-          Financial
           Intermediaries: You may purchase shares in a Fund by
                           contacting your Financial Intermediary. See
                           "WHAT YOU SHOULD KNOW ABOUT BUYING SHARES
                           THROUGH A FINANCIAL INTERMEDIARY."

CLOSING A FUND TO NEW INVESTORS:


                           The Adviser reserves the right at its
                           discretion to close a Fund to new investors.
                           A number of factors may be considered in making such a decision, including the total assets and flow of new investments into the Fund. If a Fund is closed, shareholders who maintain open accounts with the Fund may reinvest distributions in the Fund. However, additional investments may not be possible.


HOW TO PURCHASE ADDITIONAL SHARES:

-          Mail:           Detach and complete the stub attached to your
                           statement. Make a check payable to Crabbe
                           Huson Funds, write your shareholder account
                           number on your check, and include your
                           investment stub(s) or a note designating how
                           the amount of your check is to be invested by
                           Fund and class. Mail or express mail the
                           above to the appropriate address listed above
                           under "INFORMATION YOU NEED TO KNOW TO PUR-
                           CHASE, REDEEM OR EXCHANGE SHARES."

-          Telephone:      As an existing shareholder, you may purchase
                           additional shares by calling (800) 235-2442
                           and using the Funds' Crabbe Huson "Instant
                           Access" System. See "Special
                           Services--Automated Access." You may also
                           purchase shares by calling Investor Services
                           at the telephone number listed above under
                           "INFORMATION YOU NEED TO KNOW TO PURCHASE,
                           REDEEM OR EXCHANGE SHARES."

-          Internet:       As an existing shareholder, you may purchase
                           additional shares using the Funds' internet
                           website at http://www.contrarian.com.
                           Complete instructions for use of this
                           facility are available at the website. See
                           "Special Services--Automated Access."

-          Wire:           You may purchase shares by wiring funds from
                           your bank account. In order to purchase
                           additional shares by wire transfer, you need
                           to call Investor Services to place your order
                           and then wire transfer your funds to the
                           following wire transfer address: State Street
                           Bank & Trust Co., 225 Franklin Street,
                           Boston, MA 02110, ABA No. 011 000 028, FOR
                           CREDIT: Crabbe Huson, DDA No. 99051039,
                           Shareholder Name, Name of Fund and Class,
                           Shareholder Account Number.

WHAT YOU SHOULD KNOW ABOUT BUYING SHARES BY MAIL:

    If payment and an account application is received in proper form by the close of regular trading on the NYSE (currently 4:00 p.m., Eastern Time) on a day that the Fund calculates its net asset value (a "business day"), the purchase will be made at the Fund's net asset value calculated at the end of that day. If payment is received after the close of regular trading on the NYSE, the purchase will be effected at the Fund's net asset value determined for the next business day after payment has been received.

    Make all checks or money orders payable to Crabbe Huson Funds. The Funds will not accept purchases made by cash or credit card. Checks payable to the investor and endorsed to the order of the Fund will not be accepted as payment and will be returned to the sender. If a check used for purchase does not clear, the Fund will cancel the purchase and the investor may be liable for any losses or fees incurred. In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Funds will only accept a foreign check drawn in U.S. dollars issued by a foreign bank with a U.S. correspondent bank.

The name of the U.S. correspondent bank must be printed on the face of the check. Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys in fact.

WHAT YOU SHOULD KNOW ABOUT BUYING ADDITIONAL SHARES BY TELEPHONE:

    The Funds may, at their discretion, accept purchase orders from existing shareholders who have electronic funds transfer information on file with the Funds by telephone, although the order is not accompanied by payment for the shares being purchased. To receive the net asset value for a specific day, a telephone purchase request must be received before the close of the NYSE on that day. Payment for shares ordered in this way must be received by the Funds' Transfer Agent within three business days after acceptance of the order. If payment is not received on time, a Fund may cancel the order and redeem the shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares.

WHAT YOU SHOULD KNOW ABOUT BUYING SHARES THROUGH A FINANCIAL INTERMEDIARY:

    Shares of each Fund are offered through Financial Intermediaries, including the following broker dealers: Charles Schwab & Company, Inc. Mutual Fund OneSource-TM- Program; Fidelity Brokerage Services, Inc. Funds-Network-TM-Program; Jack White & Company, Inc.; and Waterhouse Securities, Inc. Some of the programs offered by these Financial Intermediaries may impose certain conditions on your investment in the Funds which are in addition to or different than those in this Prospectus, and may charge you direct fees. Certain features described in this Prospectus, such as initial and subsequent investment minimums, redemption fees and certain trading restrictions, may be modified or waived in these programs, and administrative charges may be imposed for the services rendered. Therefore, you should contact your Financial Intermediary concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read this prospectus in light of the terms governing your account with the Financial Intermediary.

    Financial Intermediaries that have entered into agreements with the Fund and/or its Distributor may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Funds' pricing on the following business day. If payment is not received by such time, the Financial Intermediary could be held liable for resulting fees and losses.

HOW TO REDEEM YOUR SHARES
You may arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Shares may be redeemed at any time, without charge, at the net asset value per share next determined after receipt by the Transfer Agent of a redemption request in proper form from the investor. Payment for all shares redeemed will be made within three business days after receipt of a redemption request in proper form except (as outlined by the 1940
Act) during a period when 1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, 2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or 3) an emergency exists making disposal of portfolio securities or valuation of net assets of the applicable class not reasonably practicable.

    When a request for redemption is made shortly after the purchase of shares, you will not receive the redemption proceeds until the check(s) received for the shares purchased has cleared. Under such circumstances, it may take as long as 15 days for a shareholder to receive the proceeds of a redemption. You may avoid such delays by purchasing shares with a certified or cashier's check, or by federal funds wire.

    To redeem your shares in a non-retirement account, you may use any of the methods described below. To sell shares in a retirement account, you should contact Investor Services or your Financial Intermediary for special instructions. For your protection, certain redemption requests may require a signature guarantee. See "Special Situations--Signature Guarantee." You may redeem shares in the following ways:

-      Internet:         Shares may be redeemed using the Funds'
                         internet website at
                         http://www.contrarian.com. Complete in-
                         structions for the use of this facility
                         are available at the website. See
                         "Special Services--Automated Access."

-      Mail:             To be in proper form, written requests
                         for redemption must include 1) the total
                         dollar value of shares or the total
                         number of shares to be redeemed, 2) the
                         investor's account number, 3) the Fund's
                         name and applicable class name, and 4)
                         the signature of each registered owner
                         exactly as the shares are registered,
                         and 5) in certain situations, a
                         signature guarantee. See "Special
                         Situations-Signature Guarantee." The
                         Transfer Agent may require additional
                         supporting documents for redemptions
                         made by corporations, executors,
                         administrators, trustees, or guardians.
                         A

                         redemption request will not be deemed to have been submitted until the Transfer
                         Agent receives all required documents in proper form. All documents and correspondence concerning redemptions should be sent to Investor Services at the address listed above under
                         "INFORMATION YOU NEED TO KNOW TO
                         PURCHASE, REDEEM OR EXCHANGE SHARES."

-      Telephone:        Telephone redemptions may be made by
                         calling the Crabbe Huson "Instant
                         Access" number, (800) 235-2442. See
                         "Special Services--Automated Access."
                         You may also redeem shares by calling
                         Investor Services at the telephone
                         number listed above under "INFORMATION
                         YOU NEED TO KNOW TO PURCHASE, REDEEM OR
                         EXCHANGE SHARES."

-      Wire:             Should you wish to receive instructions
                         on how to obtain your funds by wire,
                         please call Investor Services. At the
                         present time there is no fee charged for
                         redemptions by wire transfer. However,
                         in the future the Funds may elect to
                         impose such a fee.

-      Financial
       Intermediaries:   Shares may also be redeemed by telephone
                         from Financial Intermediaries who have
                         entered into sales agreements with the
                         Distributor and/or the Funds. Such
                         redemption orders should be placed by
                         the Financial Intermediary with the
                         Transfer Agent. Shares will be redeemed
                         at the net asset value determined on a
                         shareholder's trade date. The three-day
                         period within which the proceeds of the
                         redemption will be sent to the
                         shareholder or shareholder's Financial
                         Intermediary will begin on the day of
                         the net asset value calculation, unless
                         the Transfer Agent has not received a
                         written request in proper form from the
                         Financial Intermediary by the third day.
                         In that event, the proceeds of the
                         redemption will be sent to the
                         shareholder or the shareholder's
                         Financial Intermediary immediately upon
                         the Transfer Agent's receipt of the
                         written request in proper form.
                         Financial Intermediaries are responsible
                         for the

                         prompt transmittal of redemption orders
                         to the Transfer Agent. Financial
                         Intermediaries not affiliated with a
                         Fund may charge a fee for handling
                         redemptions.

-      Check Writing:    If you have a checkbook for your account
                         in the U.S. Government Money Market
                         Fund, you may write checks on your
                         account. The minimum amount of a check
                         is $500. Be sure that the check is
                         signed by all required signatures as
                         noted on the signature card on file with
                         the Transfer Agent.

    If you are selling some but not all of your account shares, leave at least $2,000 worth of shares in the account to keep it open (account minimums do not apply to retirement accounts). See "Special Situations" in this prospectus.

HOW TO EXCHANGE YOUR SHARES
BEFORE MAKING AN EXCHANGE TO ANOTHER FUND, THE INVESTOR SHOULD READ THE PROSPECTUS RELATING TO THE FUND OR FUNDS INTO WHICH SHARES ARE BEING EXCHANGED.

    The proceeds from the redemption of your shares may be used to purchase shares of any other Fund in every state in which the exchange may be made legally, provided you may only exchange if the dollar value of the exchange is sufficient to satisfy any minimum investment requirements in the new Fund. You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. The exchange privilege is a standard option on all accounts. If you do not want this option, please mark the appropriate box on the application. You may exchange shares in the following ways:

-          Internet:       Shares in one Fund may be exchanged for
                           shares in another Fund using the Funds'
                           internet website at
                           http://www.contrarian.com. Complete instruc-
                           tions for the use of this facility are
                           available at the website.

-          Mail:           Any written exchange request, in proper form,
                           may be mailed or express mailed to the
                           Transfer Agent to the appropriate address
                           listed above under "INFORMATION YOU NEED TO
                           KNOW TO PURCHASE, REDEEM OR EXCHANGE YOUR
                           SHARES."

-          Telephone:      Telephone exchanges may be made by calling
                           the Crabbe Huson "Instant Access" number,

                           (800) 235-2442. See "Special Investor
                           Services-- Automated Access." You may also exchange shares by telephone by contacting
                           Investor Services at the number listed above under "INFORMATION YOU NEED TO KNOW TO PUR-
                           CHASE, REDEEM OR EXCHANGE YOUR SHARES."

    The exchange of shares of the Fund for shares of another fund is treated for federal and state income tax purposes as a sale on which an investor may realize a capital gain or loss.

    Excessive trading can hurt Fund performance. Each Fund reserves the right to terminate or modify the exchange privilege applicable to all shareholders at any time upon 60 days' notice. This exchange privilege may be temporarily or permanently suspended with respect to any shareholder that engages in more than ten exchanges in any 12-month period.

WHAT YOU SHOULD KNOW ABOUT TELEPHONE AND
INTERNET TRANSACTIONS:
Each Fund, the Adviser and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone or the internet are properly authorized. The failure of a Fund to do so may result in the Fund being liable for losses due to unauthorized or fraudulent telephone or internet transactions. However, a Fund, the Adviser and the Transfer Agent will not be liable for executing telephonic or internet instructions that are deemed to be authorized after following reasonable procedures. Such reasonable procedures include providing written confirmation of telephone transactions, tape recording telephone instructions, and requiring specific personal information prior to acting upon telephone instructions. Furthermore, in order to use the Instant Access Automated Information Service or to use the Funds' website for transactions or account information instituted by the Funds you must provide a 4-digit Personal Identification Number.

WHEN TRANSACTIONS ARE RECORDED IN YOUR ACCOUNT
Your trade date is the date when transactions are recorded in your account. Your shares are purchased, redeemed or exchanged at the net asset value determined on your trade date.

STATEMENTS
You will receive a quarterly summary of all account activity for the most recent calendar quarter and an annual statement which includes all activity during the most recent year. You will also receive a statement of account after any transaction that affects your share balance or share registration, other than for the reinvestment of dividends or distributions or investments made through the Systematic Exchange or Invest-O-Matic programs discussed below. See "SPECIAL SERVICES." These transactions will be included in your next quarterly or annual statement. In addition to the annual statement, you will also receive, in January, a full report of your account activity during the prior year for tax reporting purposes.

SPECIAL SITUATIONS
    SIGNATURE GUARANTEE. A signature guarantee is designed to protect you and the Funds from fraudulent transactions by unauthorized persons. In the following instances, the Funds will require a signature guarantee for all authorized owners of an account:

    -  you wish to redeem more than $15,000 worth of shares;

    - the redemption proceeds are to be sent to a different name or address than is registered on your account;

    - you wish to add the check writing feature, the Systematic Withdrawal program or make a change in your bank information after you have opened an account;

    -  you wish to change your name or add/remove an owner on your account; or

    - you wish to add/change a beneficiary on your transfer-on-death account or retirement account.

    A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others. A notary public stamp or seal is not acceptable.

    INVOLUNTARY REDEMPTIONS. In order to reduce expenses, if the shares in your account other than a tax-deferred retirement account, are worth less than $2,000 as a result of shareholder redemptions, the Fund may elect to redeem such shares and close the account. You will receive 60 days' prior written notice in which to purchase additional shares to avoid such redemption. Additionally, any Fund may compel the redemption of shares if, in its opinion, such action would prevent the fund from becoming a personal holding company, as defined by the Code.

SPECIAL SERVICES
    INVEST-O-MATIC. With Invest-O-Matic, you may make regular monthly purchases of shares in amounts as little as $100 via an automatic debit to a bank account. Invest-O-Matic accounts may be modified or terminated by you at any time.

    SYSTEMATIC EXCHANGE. Systematic Exchange allows you to make regular, systematic exchanges of at least $100 from one Crabbe Huson Fund into another Crabbe Huson account. When you establish a systematic exchange program, you authorize the Fund, the Transfer Agent and their agents to sell shares at a set dollar amount or number of shares from the first account and purchase shares of a second Crabbe Huson Fund. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a gain or loss. To establish this program, you may call your Financial Intermediary or Investor Services at (800) 541-9732. For further details concerning this program, see the Statement of Additional Information.

    AUTOMATED ACCESS. By calling (800) 235-2442 or by accessing the Fund's website, you can receive account information, purchase additional shares if you are an existing shareholder, redeem and exchange Fund Shares. If you desire to purchase additional shares or to redeem through the "Instant Access" system, you must provide the Fund with current EFT (electronic funds transfer) information. The daily maximum redemption through use of the "Instant Access" system is $100,000. If you purchase shares through the "Instant Access" system and your purchase is made prior to 4:00 p.m. Eastern time, your purchase shall take place on the following business day at the net asset value as determined on that day. If your purchase occurs after 4:00 p.m. Eastern time, your purchase shall take place on the second business day at the net asset value as determined on that day.

    SYSTEMATIC WITHDRAWAL PLAN. If you own shares with a total value of not less than $5,000 you may participate in a systematic withdrawal plan providing for fixed payments to you of $100 or more at regular monthly intervals (the "Systematic Withdrawal Plan"). You may realize a capital gain or loss on each fixed-amount payment. Additional information concerning the Systematic Withdrawal Plan is set forth in the Statement of Additional Information. If you desire to participate in the Systematic Withdrawal Plan, you may do so by completing and submitting the appropriate application to the Transfer Agent. The Systematic Withdrawal Plan is voluntary and may be terminated at any time by the shareholder.

    CHECK WRITING. The U.S. Government Money Market Fund offers check writing. You may write checks of not less than $500 per check. A check must be signed by all parties listed on the signature card as required signatures.

DIVIDENDS, CAPITAL GAINS, TAXES
Each Fund distributes substantially all of its net investment income and capital gains (if any) to shareholders each year. Each Fund declares and distributes realized capital gains, if any, to shareholders in December. Dividends for the Special, Small Cap, and Equity Funds are distributed in December. Dividends for the Real Estate and Asset Allocation Funds are distributed on the last business day of each fiscal quarter and on an annual basis in December. Dividends for the Income and U.S. Government Income Funds are distributed on the last business day of each month. Dividends for the Oregon Tax-Free and U.S. Government Money Market Funds are declared daily and paid monthly. With respect to the Oregon Tax-Free Fund and the U.S. Government Money Market Fund, when the last day of the month occurs on a Saturday, Sunday or holiday, dividends are accrued through the last day of the month and paid on the last business day of the month.

    On the date the dividends or capital gains are declared, they will automatically be reinvested in additional shares of the same class of your Fund unless you have elected to receive payments in cash. You may elect the option to receive your distributions in cash by so specifying on your application.

    Each Fund intends to qualify each year as a "regulated investment company" under the Code so it will not pay federal taxes on either income or capital gains distributed to shareholders, although there can be no assurance that they will so qualify.

    Each Fund will be subject to a 4% excise tax on a portion of its undistributed income if they fail to meet certain annual distribution requirements. Each Fund intends to make distributions in a timely manner and, accordingly, does not expect to be subject to the excise tax.

    For federal income tax purposes, all distributions are reportable as taxable income whether a shareholder elects to take them in cash or reinvest them in additional shares of a Fund.

    Distributions representing net investment income (including short-term capital gains) are taxable as ordinary income. Distributions derived from net long-term capital gains that are properly designated by a Fund as such will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares.

    Under the Taxpayer Relief Act of 1997, distributions are classified under one of three categories: long-term capital gains, mid-term capital gains and ordinary income. Distributions representing long-term capital gains are taxed at a maximum rate of 20% (10% for individuals in the 15% tax bracket). The maximum tax rate for mid-term capital gains is 28%. Ordinary income may be taxed at marginal rates significantly (up to 19.6% and 11.6%, respectively) higher than the marginal rate at which long-term or mid-term capital gains are taxed. Accordingly, distributions representing net long-term capital gains will be subject to a reduced rate of tax to shareholders. Depending upon a shareholder's marginal tax rate, distributions representing mid-term capital gains may be taxed at a reduced rate of tax as well.

    The Special Fund may engage in short sales of securities. In general, a short sale is a contract for the sale of a security that the seller does not own or does not desire to transfer. The seller, therefore, borrows the security to be delivered to the buyer. At a later date, the seller either (i) purchases an identical quantity of the same security previously sold by him so that he can "cover" the sale and delivers the security to the lender or (ii) delivers the security which he already held but did not desire to transfer at the earlier date. A short sale is consummated, or closed, upon the seller's delivery of the security to the lender. The seller's gain or loss will be measured by the difference between the amount he received upon his short sale of the security and the amount he paid for the security ultimately used to cover the sale. The seller's gain/loss will be realized when the short sale is closed, not when the seller sells short and is paid by the purchaser of the security. The Code contains various provisions governing, among other things, the characterization of short sale gain/loss as ordinary gain/ loss or capital gain/loss and the treatment of short sale capital gain/loss as long-term gain/loss or short-term gain/loss. The Special Fund will annually provide shareholders with a statement concerning the appropriate characterization of any distributions of gains or losses. Shareholders are therefore urged to consult their own tax advisers.

    Shareholders may be subject to a $50 penalty under the Internal Revenue Code and the Funds may be required to withhold and remit to the U.S. Treasury a portion (31%) of any redemption or repurchase proceeds (including the value of shares exchanged into another fund for whom the Adviser acts as Adviser) and of any dividend or distribution on any account, where the shareholder failed to provide a correct taxpayer identification number or to make certain required certifications.

    The foregoing relates only to federal income tax consequences for shareholders who are U.S. citizens or corporations. Shareholders should consult their own tax advisers regarding these matters, and regarding state, local, and other applicable tax laws.

    Each Fund will issue annually, in January, a full report to each shareholder detailing the tax status of each distribution to the shareholder during the calendar year. The Funds do not assume any responsibility for the calculation of any taxable gain (or loss) from the purchase and sale of Fund shares, including purchases made with reinvested dividends and/or capital gains. Every shareholder should consult with their tax adviser concerning such calculations and tax consequences.

    Each Fund will be treated as a separate entity and thus the provisions of the Code applicable to registered investment companies generally will be applied to each fund separately instead of the Trust as a whole. Net capital gains, net investment income and operating expenses will be determined separately for each Fund.

                     --------------------------------------

                              OREGON TAX-FREE FUND
                       ----------------------------------

    The Oregon Tax-Free Fund intends to qualify under Subchapter M of the Code each fiscal year to allow it to pay "exempt interest dividends" to its shareholders. Shareholders receiving distributions properly designated by the Oregon Tax-Free Fund as exempt interest dividends representing net tax-exempt interest received on municipal securities will not be required to include such distributions in their gross income for federal income tax purposes. However, a portion of the interest dividends earned by the Oregon Tax-Free Fund may be subject to the federal alternative minimum tax. Distributions representing net taxable income of the Oregon Tax-Free Fund from sources other than municipal securities, such as temporary investments and income from securities loans, or capital gains, will be taxable to shareholders as ordinary income.

    The Oregon Tax-Free Fund anticipates that distributions which represent tax-exempt interest on municipal securities issued by the state of Oregon and its political subdivisions, agencies, authorities and instrumentalities will not be subject to the Oregon personal income tax. However, it is expected that other types of income received from the Oregon Tax-Free Fund will be subject to the Oregon personal income tax. The Oregon Tax-Free Fund anticipates that corporations which are subject to the Oregon corporation excise tax will be subject to that tax on all income from the Oregon Tax-Free Fund, including income that is exempt from federal income taxes.

    Shareholders of the Oregon Tax-Free Fund that are obligated to pay state or local taxes outside Oregon may be required to pay such taxes on distributions from the Oregon Tax-Free Fund, even if such distributions are exempt from federal and Oregon income taxes.

    Statements regarding the federal income tax status of each shareholder's dividends and distributions will be mailed annually.

    Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Oregon Tax-Free Fund will not be deductible for federal income tax purposes.

                   ------------------------------------------

                                   APPENDIX A
                       ----------------------------------

BOND RATING AGENCIES:

    The following is a description of the bond ratings employed by Moody's Investors Service, Inc. ("Moody's").

    Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

    Aa:   Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

    A:   Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Ba:   Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B:   Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca:   Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C:   Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies the numerical modifiers "1", "2", and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

    The following is a description of the bond ratings employed by Standards & Poor's Corporation ("S&P").

    AAA: Bonds rated AAA are highest-grade obligations. Capacity to pay interest and repay principal is extremely strong.

    AA:   Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues only in small degree.

    A:   Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

    BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB:   Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

    B:   Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

    CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

    CC:   The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

    C:   The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    C1:   The rating C1 is reserved for income bonds on which no interest is being paid.

    D:   Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    C:   Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarding as having extremely poor prospects of ever attaining any real investment standing.

    The S&P letter rating may be modified by the addition of a plus (+) or minus sign (-), which is used to show relative standing within rating categories between AA to CCC.

    From time to time a bond rating agency may adjust its rating of a particular bond issue. Subsequent to a Fund's purchase of a bond, such a bond may have its rating reduced (down graded) to a category not permitted to be owned by that Fund, or it may cease to be rated. Neither case would require that a Fund eliminate such a bond from its portfolio. However, the Fund's Adviser will consider such an event in determining whether or not the Fund should continue to hold such a security.

                   ------------------------------------------

                                   APPENDIX B
                       ----------------------------------

HEDGING INSTRUMENTS:

    OPTIONS ON EQUITY AND DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

    OPTIONS ON SECURITIES INDICES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. An index option operates in the same way as a more traditional stock option, except that exercise of an index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of an index option, the purchase will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

    STOCK INDEX FUTURES CONTRACTS--A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

    INTEREST RATE FUTURES CONTRACTS--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

    Purchase of these financial instruments allows the Adviser to hedge against changes in market conditions. For example, the Adviser may purchase a put option in a securities index or when it believes that the stock prices will decline. Conversely, the Adviser may purchase a call option in a securities index when it anticipates that stock prices will increase.

MAILING ADDRESS

CRABBE HUSON FUNDS
P.O. BOX 8413
BOSTON, MA 02266-8413

INVESTMENT ADVISER

THE CRABBE HUSON GROUP, INC.
121 S.W. MORRISON, SUITE 1400
PORTLAND, OR 97204

DISTRIBUTOR

CRABBE HUSON SECURITIES, INC.
121 S.W. MORRISON, SUITE 1400
PORTLAND, OR 97204

LEGAL COUNSEL

DAVIS WRIGHT TREMAINE
1300 S.W. FIFTH AVENUE, SUITE 2300
PORTLAND, OR 97201

INDEPENDENT AUDITORS

KPMG PEAT MARWICK LLP
1211 S.W. FIFTH AVENUE, SUITE 2000
PORTLAND, OR 97204

TRANSFER AGENT &
INVESTOR SERVICES

STATE STREET BANK AND TRUST COMPANY
P.O. BOX 8413
BOSTON, MA 02266-8413

FUND TRUSTEES

GARY L. CAPPS
JAMES E. CRABBE
RICHARD S. HUSON
LOUIS SCHERZER
BOB L. SMITH
CRAIG P. STUVLAND
RICHARD P. WOLLENBERG
WILLIAM W. WYATT, JR.

                                                                          [LOGO]

                                                              CRABBE HUSON FUNDS
                                                                      PROSPECTUS
                                                                   MARCH 1, 1998
                                                                    CRABBE HUSON
                                            SMALL CAP FUND - INSTITUTIONAL CLASS
                            ----------------------------------------------------
                                                                    CRABBE HUSON
                                     ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
                            ----------------------------------------------------
                                                                    CRABBE HUSON
                                               EQUITY FUND - INSTITUTIONAL CLASS

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                ------------------------------------------------

                               TABLE OF CONTENTS
                       ----------------------------------

                                                                                 PAGE
Summary of Key Information...................................................          4
Expense Data.................................................................          5
Financial Highlights.........................................................          7
Investment Objective and Policies............................................         10
Fundamental Policies.........................................................         12
Characteristics, Risks of Securities and Investment Techniques...............         14
Management of the Funds......................................................         22
Net Asset Value..............................................................         24
Performance Comparisons......................................................         25
Allocation of Brokerage......................................................         26
Capital Structure............................................................         27
Yield........................................................................         28
Investor Services............................................................         28
How to Purchase Your Shares..................................................         29
How to Redeem Your Shares....................................................         32
How to Exchange Your Shares..................................................         34
What You Should Know About Telephone and Internet Transactions...............         35
When Transactions are Recorded in Your Account...............................         36
Statements...................................................................         36
Special Situations...........................................................         36
Special Services.............................................................         37
Dividends, Capital Gains, Taxes..............................................         37
Appendix A...................................................................         40
Appendix B...................................................................         43

                   ------------------------------------------

                                   PROSPECTUS
                                 MARCH 1, 1998
                     --------------------------------------

    Shares of the Institutional Class of the following three mutual funds (individually, a "Fund" and, collectively, the "Funds") are offered in this
Prospectus:

        - CRABBE HUSON SMALL CAP FUND
        - CRABBE HUSON EQUITY FUND
        - CRABBE HUSON ASSET ALLOCATION FUND

    Each Fund's shares offered in this Prospectus are sold at net asset value with no sales load.

    This Prospectus concisely sets forth information about the Funds an investor ought to know, and should be retained for future reference. A Statement of Additional Information dated March 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). It may be obtained free of charge by calling (800) 541-9732. Additionally, the SEC maintains a web site (http:// www.sec.gov) that contains the Statement of Additional Information material incorporated by reference in the Prospectus, and other information regarding the Funds which may be of interest to an investor. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus. Each Fund has its own investment objectives and policies designed to meet different investment goals. As is the case for all mutual funds, attainment of each Fund's investment objective cannot be assured.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

A COPY OF THIS PROSPECTUS MUST BE DELIVERED TO RESIDENTS OF CERTAIN STATES PRIOR TO CONSUMMATION OF A SALE OF SHARES IN THE FUND.

                   ------------------------------------------

                           SUMMARY OF KEY INFORMATION
                       ----------------------------------

    The information below is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Funds' Statement of Additional Information.

CRABBE HUSON SMALL CAP FUND
(the "Small Cap Fund") seeks to provide long-term capital appreciation. It pursues this objective through a flexible policy of investing in a diversified portfolio of carefully selected stocks that have small market capitalization.

CRABBE HUSON EQUITY FUND
(the "Equity Fund") seeks to provide long-term capital appreciation. It pursues this objective by investing in a diversified portfolio of common stocks which are widely and actively traded and that have large market capitalizations.

CRABBE HUSON ASSET ALLOCATION FUND
(the "Asset Allocation Fund") seeks preservation of capital, capital appreciation and income. It pursues these objectives by investing in stocks, fixed income securities, and cash and cash equivalents.

    Each of the Funds is a separate series of the Crabbe Huson Funds, a Delaware business trust operating as an open-end management investment company. Each fund operates as a diversified fund. The Funds are managed by The Crabbe Huson Group, Inc. (the "Adviser").

    Shares of the Funds may be purchased directly from the Funds by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals, or through certain broker-dealers, financial institutions, and other financial intermediaries who have entered into agreements with the Fund (collectively, "Financial Intermediaries"). For information about how to purchase, redeem or exchange shares of the Funds, see "INVESTOR SERVICES" in this Prospectus.

    The Institutional Class of shares of each Fund is offered pursuant to this Prospectus. Each of the Funds offer or intend to offer additional classes of shares to investors eligible to purchase those shares, including shares of a Primary Class, currently offered by each Fund. Each class of shares has or will have different fees and expenses than the class of shares offered by this Prospectus and those different fees and expenses may affect performance. To obtain information concerning the other class of shares not offered in this Prospectus, call (800) 541-9732 or contact your Financial Intermediary.

    Because the Funds have the same adviser, officers and trustees and have similar investment privileges, the Funds believe you will find this combined Prospectus useful and informative in understanding the important features of the Funds and their similarities and differences. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus concerning the Funds.

    Each of the Funds is subject to the risks of investments in common stock, principally that the prices of stocks can fluctuate dramatically in response to company, market, or economic news. The Equity and Asset Allocation Funds historically have had turnover rates in their portfolios in excess of 75% per year, resulting in potentially higher brokerage costs and the potential loss of advantageous long-term capital gain treatment for tax purposes. See "Taxes" and "Allocation of Brokerage." In addition, each of the Funds may invest up to 35% of its total assets in securities issued by foreign issuers. The Small Cap Fund has a limited operating history. For additional information about specific risk factors associated with an investment in each of the Funds, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

                     --------------------------------------

                                  EXPENSE DATA
                       ----------------------------------

    The following information is provided in order to help you understand the various costs and expenses that you as an investor in the Funds, will bear, directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases....................       NONE
Maximum Sales Load Imposed on Reinvested Dividends.........       NONE
Deferred Sales Load........................................       NONE
Redemption Fees............................................       NONE
Exchange Fees..............................................       NONE

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                            ASSET
                                                   SMALL CAP   EQUITY    ALLOCATION
                                                    FUND(1)     FUND        FUND
                                                   ---------------------------------
Management Fees (after waiver)(1)................       .80%       .87%        .84%
12b-1 Fees.......................................       none       none        none
Other Expenses (after reimbursement)(2)..........       .20%       .13%        .16%
TOTAL FUND OPERATING EXPENSES
  (AFTER REIMBURSEMENT OR WAIVER)(3).............      1.00%      1.00%       1.00%

EXAMPLE    ---------------------------------------------------------------------
Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares at the end of the indicated period:(4)

                                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                  --------------------------------------------------
Small Cap Fund..................................   $      10    $      32    $      55    $     122
Equity Fund.....................................          10           32           55          122
Asset Allocation Fund...........................          10           32           55          122

    The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. Certain broker dealers, financial institutions and financial advisers also may charge their clients fees in connection with investment in the Funds, which fees are not reflected in the above table.

(1) Reflects a waiver of fees by the Adviser of $123,853; $77,683 and $161,653 by the Small Cap Fund, Equity Fund and Asset Allocation Fund, respectively. If the waivers had not been made, these percentages would have been .99%, .89% and .97%.

(2) Reflects a reimbursement of Fund expenses by the Adviser of $39,285; $41,848; and $40,968 for the Small Cap, Asset Allocation, and Equity Funds, respectively. If the reimbursement had not been made, these percentages would have been .29%, .34%, and .45%, respectively.


(3) The Adviser waived its Management Fee and/or reimbursed the Fund's expenses to the extent Total Fund Operating Expenses exceeded 1.00% for each of the Funds. If the waivers and/or reimbursements had not been made Total Fund Operating Expenses would have been 1.28% for the Small Cap Fund, 1.23% for the Equity Fund and 1.42% for the Asset Allocation Fund. The Adviser has terminated its agreement to waive its Management Fee or reimburse Fund expenses. The Adviser may voluntarily waive its Management Fee or reimburse a Fund's expenses, but it is under no legal or contractual obligation to do so. The Adviser expects to waive its Management Fee and/or reimburse the Funds' expenses during the current fiscal year to the extent Total Operating Expenses exceed 1.00% for each of the Funds.


(4) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, THE FUNDS' ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESSER THAN 5%.

CRABBE HUSON EQUITY FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated December 3, 1997 appears in the Funds' Statement of Additional Information. For the years or periods ended on or after December 31, 1996, calculations are based on a share outstanding during the period. Further information about the performance of the Funds is contained in the Funds' Annual Report, dated October 31, 1997, copies of which may be obtained free of charge by calling (800) 541-9732.

                                                                   YEAR ENDED   PERIOD ENDED
                                                                    10/31/97    10/31/96(f)
                                                                   -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.............................      $19.51      $19.82
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income............................................        0.21        0.00
Net Realized & Unrealized Gain (Loss) on Investments.............        5.31       (0.31)
                                                                   -------------------------
    Total from Investment Operations.............................        5.52       (0.31)
LESS DISTRIBUTIONS
Distributions from Net Investment Income.........................        0.09        0.00
Distributions from Capital Gains.................................        1.54        0.00
                                                                   -------------------------
    Total Distributions..........................................        1.63        0.00
                                                                   -------------------------
NET ASSET VALUE, END OF PERIOD...................................      $23.40      $19.51
                                                                   -------------------------
                                                                   -------------------------
TOTAL RETURN.....................................................      30.35%       (1.56)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)................................     $24,084      $4,415
Ratio of Expenses to Average Net Assets..........................        1.00%(a)      1.00% (a)(c)
Ratio of Net Investment Income to Average Net Assets.............        0.71%       0.15% (c)
Portfolio Turnover Rate..........................................      128.65%     117.00%
Average Commission Rate (b)......................................     $0.0537     $0.0530
Average Number of Shares Outstanding (composite).................  19,623,834 *        --
Amount of Debt Outstanding.......................................          $0          --
Average Amount of Debt Outstanding During the Period.............     $21,750 *        --
Average Amount of Debt Per Share During the Period...............       $0.00          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets..........................        1.23%(a)      1.58% (a)(c)
Ratio of Net Investment Income to Average Net Assets.............        0.48%      (0.43)% (c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets..........................        1.00%       1.00% (c)
Ratio of Net Investment Income to Average Net Assets.............        0.71%       0.15% (c)

-------------------

(a) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(b) Disclosure of the average commission rate paid relates to the purchase and sale of investment securities and is required for funds that invest greater than 10% of average net assets in equity transactions. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(c)  Computed on an annualized basis.
(d)  Commencement of operations - 10/10/96.
(e)  Commencement of operations - 10/28/96.
(f)  Commencement of operations - 10/3/96.
  *  Computed on a daily basis.

CRABBE HUSON ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR ENDED      PERIOD ENDED
                                               --------------  ----------------
                                                  10/31/97       10/31/96(e)
                                               --------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........        $13.39          $13.38
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................          0.42            0.01
Net Realized & Unrealized Gain (Loss) on
 Investments.................................          2.24            0.08
                                               --------------------------------
    Total from Investment Operations.........          2.66            0.09
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....          0.37            0.08
Distributions from Capital Gains.............          0.74            0.00
                                               --------------------------------
    Total Distributions......................          1.11            0.08
                                               --------------------------------
NET ASSET VALUE, END OF PERIOD...............        $14.94          $13.39
                                               --------------------------------
                                               --------------------------------
TOTAL RETURN.................................         21.18%           0.59%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............       $28,598          $2,526
Ratio of Expenses to Average Net Assets......          1.00%(a)         1.00%(a)(c)
Ratio of Net Investment Income to Average Net
 Assets......................................          2.70%           2.87%(c)
Portfolio Turnover Rate......................        118.65%         252.29%
Average Commission Rate (b)..................       $0.0529         $0.0536
Average Number of Shares Outstanding
 (Composite).................................     8,772,675  *           --
Amount of Debt Outstanding...................            $0              --
Average Amount of Debt Outstanding During the
 Period......................................        $3,460  *           --
Average Amount of Debt Per Share During the
 Period......................................         $0.00              --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......          1.42%(a)         2.00%(a)(c)
Ratio of Net Investment Income to Average Net
 Assets......................................          2.28%           1.87%(c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......          1.00%           1.00%(c)
Ratio of Net Investment Income to Average Net
 Assets......................................          2.70%           2.87%(c)

See footnotes on page 7.

CRABBE HUSON SMALL CAP FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                               YEAR ENDED   PERIOD ENDED
                                                10/31/97    10/31/96(d)
                                               -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $11.01        $11.05
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................      0.07          0.00
Net Realized & Unrealized Gain (Loss) on
 Investments.................................      4.62         (0.04)
                                               -------------------------
    Total from Investment Operations.........      4.69         (0.04)
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....      0.03          0.00
Distributions from Capital Gains.............      0.14          0.00
                                               -------------------------
    Total Distributions......................      0.17          0.00
                                               -------------------------
NET ASSET VALUE, END OF PERIOD...............    $15.53        $11.01
                                               -------------------------
                                               -------------------------
TOTAL RETURN.................................     43.11%        (0.36)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............   $71,655        $1,514
Ratio of Expenses to Average Net Assets......      1.00%(a)      1.00% (a)(c)
Ratio of Net Investment Income to Average Net
 Assets......................................      0.60%        (0.43)% (c)
Portfolio Turnover Rate......................     65.11%        39.34%
Average Commission Rate......................   $0.0363       $0.0275
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......      1.28%(a)      3.55% (a)(c)
Ratio of Net Investment Income to Average Net
 Assets......................................      0.32%        (2.98)% (c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......      1.00%         1.00% (c)
Ratio of Net Investment Income to Average Net
 Assets......................................      0.60%        (0.43)% (c)

See footnotes on page 7.

                   ------------------------------------------

                       INVESTMENT OBJECTIVE AND POLICIES
                       ----------------------------------

    Each Fund's investment objective is discussed below in connection with the Fund's investment policies. The descriptions are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one of the Funds. Because of the risks inherent in all investments, there can be no assurance that the Funds will meet their objectives.

    Each Fund follows a basic value, contrarian approach in selecting stocks for its portfolio. The Funds put primary emphasis on balance sheet and cash flow analysis and on the relationship between the market price of a security and its value as a share of an ongoing business. These investments represent "special" situations or opportunities that arise when companies, whose long-term financial structure is intact, run into short-term difficulties that present an opportunity to buy these companies' stocks at substantial discounts. The Funds' basic value approach is based on the Adviser's belief that the securities of many companies often sell at a discount from the securities' estimated theoretical (intrinsic) value. The Funds attempt to identify and invest in such undervalued securities, anticipating that capital appreciation will be realized as the securities' prices rise to their estimated intrinsic value. This approach, while not unique, contrasts with certain other methods of investment analysis, which rely upon market timing, technical analysis, earnings forecasts, or economic predictions.

    CRABBE HUSON SMALL CAP FUND seeks to provide its investors long-term growth of capital by investing in a diversified portfolio of selected domestic and foreign securities. The Fund will invest principally in common stocks and, secondarily, preferred stocks and bonds. The production of current income is secondary to the primary objective. The Fund seeks to invest up to 100%, and under normal conditions at least 65%, of its total assets in securities of companies that have small market capitalization (under $1,000,000,000).

    The Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation and preservation of purchasing power. Investments in small growth companies may involve greater risks and volatility than more traditional equity investments due to some of these companies potentially having limited product lines, reduced market liquidity for the trading of their shares and less depth in management than more established companies. For this reason, the Small Cap Fund is not intended as a complete investment vehicle, but rather as an investment for persons who are in a financial position to assume above average risk and share price volatility over time. The Small Cap Fund may be appropriate only for investors who have a longer term investment horizon or perspective. For a further description of the risks associated with an investment in the Fund, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    CRABBE HUSON EQUITY FUND seeks long-term capital appreciation. The Fund will seek to achieve this objective by investing in a carefully chosen portfolio consisting primarily of common stock. It will focus its investments in widely and actively traded stocks with medium (from $1,000,000,000 to $3,000,000,000) and large market capitalizations (in excess of $3,000,000,000).

    Under normal market conditions, the Fund intends to have at least 65% of its total assets invested in common stock. The Fund will purchase and hold for investment common stock, and may also purchase convertible and nonconvertible preferred stocks and bonds or debentures. The Fund may invest up to 35% of its total assets in foreign securities. Although the Fund intends to adapt to changing market conditions, the Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation. Therefore, the Fund may be appropriate for investors who have a longer term investment horizon or perspective.

    CRABBE HUSON ASSET ALLOCATION FUND seeks to provide for its shareholders preservation of capital, capital appreciation and income. The Fund seeks to achieve these objectives by a flexible policy of investing in a select portfolio of common stocks, fixed income securities, cash or cash equivalents. Depending upon economic and market conditions, the Fund may invest as little as 20%, or as much as 75%, of its entire portfolio in common stocks. The Adviser will purchase common stocks which, in its opinion, have the greatest potential for capital appreciation. The remaining portion of the portfolio will be invested in fixed income securities, cash or cash equivalents. The fixed income securities that the Fund will invest in consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations and U.S. Government and agency obligations. There are no limitations on the average maturity of the Fund's portfolio of fixed income securities. Securities will be selected on the basis of the Adviser's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. For a discussion of the ratings of the fixed income securities to be held by the Fund see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    Many factors will be considered in determining what portion of the portfolio will be invested in stocks, fixed income securities, or cash and cash equivalents. The Adviser will constantly monitor and adjust its weighting of investments in any particular area to adapt to changing market and economic conditions. Since its inception, the Fund has generally invested its net assets 45% to 55% in fixed income securities, 25% to 55% in common stocks, and 5% to 30% in cash, cash equivalents or other money market instruments. Furthermore, the Fund may take advantage of opportunities to earn short-term profits if the Adviser believes that such a strategy will benefit the Fund's overall objective in light of the increased tax and brokerage expenses associated with such a strategy.

                     --------------------------------------

                              FUNDAMENTAL POLICIES
                       ----------------------------------

    Unless set forth below as a "Fundamental Policy," each Fund's investment policies, including its investment objective discussed previously, may be changed without shareholder approval. A Fundamental Policy may not be changed without a vote of the holders of "a majority of the outstanding voting securities" of the Fund, as such term is defined in the 1940 Act. For further discussion concerning these Fundamental Policies, see "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

    ISSUER AND INDUSTRY RESTRICTIONS. Each Fund's investment restrictions include a prohibition on investing more than 5% of its total assets (at the time of the purchase) in the securities of any one issuer. This policy, however, does not include investments in U.S. Government securities. Each Fund is also prohibited from investing more than 25% of its total assets in any one industry.

    BORROWING RESTRICTIONS. Each Fund may borrow up to one-third of the value of its total assets, although the Equity Fund and the Asset Allocation Fund may only borrow in the case of an emergency. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test. Further, the Equity Fund and the Asset Allocation Fund are both prohibited from purchasing securities when the Fund's total borrowings exceed 5% of its total assets.

    FIXED INCOME SECURITIES. Each Fund may each invest up to 20% of its total assets in fixed income securities that are either unrated or are rated less than Baa by Moody's or BBB by S&P, or in commercial paper that is rated less than B-1 by Moody's or A- by S&P. However, not more than 5% of the Fund's total assets may be invested in fixed income securities that are unrated (including convertible stock). See "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" for a discussion concerning the purchase of below investment grade securities.

    ILLIQUID SECURITIES. Both the Equity and Asset Allocation Fund may not invest more than 10% of their net assets in illiquid securities. The Small Cap Fund may invest no more than 5% of its total assets in a combination of illiquid securities and/or securities of issuers, including their predecessors, which have been in existence less than three years. The following securities in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions); and (3) any other securities in which a Fund may invest that are not readily marketable. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. In determining whether a security is liquid, the Board shall consider whether the security can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

    Securities eligible for resale to certain institutional investors pursuant to Rule 144A of the Securities Act of 1933 shall not be considered illiquid. Since it is not possible to predict with assurance how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor a Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. This practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

    OPTIONS AND FUTURES TRANSACTIONS. Each of the Funds may invest up to 10% of its total assets in both put or call options and futures contracts.

    INVESTMENT IN ISSUERS OF WHICH SHAREHOLDERS AND TRUSTEES OWN SHARES. The Small Cap Fund may not invest in securities of issuers of which the officers and trustees of the Fund, as a group, own beneficially more than five percent of the securities of that issuer.

    OTHER INVESTMENT COMPANIES. Each of the Funds may invest in the securities of other registered investment companies under the circumstances described under "SECURITIES OF OTHER INVESTMENT COMPANIES" in the Statement of Additional Information, and to the extent permitted under Section 12 of the 1940 Act. Currently, no more than 10% of the total assets of a Fund may be so invested, no more than 5% of total assets of a Fund may be invested in the securities of any other single investment company, and no more than 3% of the total outstanding voting stock of an investment company may be purchased. Investments in the securities of other registered investment companies are or may be subject to duplicate expenses resulting from the management of the portfolio investment company as well as those of the Fund.

    FOREIGN SECURITIES. Each of the Funds may invest up to 35% of its total assets in foreign securities, which may or may not be traded on an exchange.

                     --------------------------------------

                    CHARACTERISTICS, RISKS OF SECURITIES AND
                             INVESTMENT TECHNIQUES
                       ----------------------------------

    The following describes in greater detail different types of securities and investment techniques used by the Funds, and discusses certain concepts relevant to the investment policies of the Funds. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information.

    FOREIGN SECURITIES. Each of the Funds may invest up to 35% of its total assets in foreign securities, which may or may not be traded on an exchange. The Funds may purchase securities issued by issuers in any country. Securities of foreign companies are frequently denominated in foreign currencies, and the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. As a result, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and they may incur expenses in connection with conversion between various currencies. Subject to its investment restrictions, the Funds may invest in other investment companies that invest in foreign securities.

    Foreign securities may be subject to foreign government taxes that would reduce the income yield on such securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of any foreign withholding taxes would reduce the income a Fund received from any foreign investments.

    Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of the issuer, difficulty of predicting international trade patterns, and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations or of the United States government. In addition, the net asset value of a Fund is determined and shares of a Fund can be redeemed only on days during which securities are traded on the New York Stock Exchange ("NYSE"). However, foreign securities held by a Fund may be traded on Saturdays or other holidays when the NYSE is closed. Accordingly, the net asset value of a Fund may be significantly affected on days when an investor has no access to the Fund.

    In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, or confiscatory taxation, which could affect investment in those countries.

    Each of the Funds may invest a portion of its assets in developing countries or in countries with new or developing capital markets, such as countries in Eastern Europe and the Pacific Rim. The considerations noted above regarding the risks of investing in foreign securities are generally more significant for these investments. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing countries may be more volatile than markets of developed countries. Investments in these markets may involve significantly greater risks, as well as the potential for greater gains.

    PUT, CALL OPTIONS, FUTURES CONTRACTS. Each of the Funds may use options and futures contracts to attempt to enhance income, and to reduce the overall risk of its investments ("hedge"). These instruments are commonly referred to as "derivative instruments" due to the fact that their value is derived from or related to the value of some other instrument or asset. Each Fund's ability to use these strategies may be limited by market conditions, regulatory limits, and tax considerations. Appendix B to this prospectus describes the instruments that the Funds may use and the way the Funds may use the instruments for hedging purposes.

    Each of the Funds may invest up to 10% of its total assets in premiums on put and call options, both exchange-traded and over-the-counter and write call options on securities the Fund owns or has a right to acquire. Each of these Funds may also purchase options on securities indices, foreign currencies, and futures contracts. Besides exercising its option or permitting the option to expire, prior to expiration of the option, a Fund may sell the option in a closing transaction. The Funds may only write call options that are covered. A call option is covered if written on a security a Fund already owns.

    Each of the Funds may invest in interest futures contracts and may invest in stock index futures provided that the aggregate initial margin of all futures contracts in which the Fund invests shall not exceed 10% of the total assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. Upon entering into a futures contract, the Fund will set aside liquid assets, such as cash, U.S. Government securities, or other high grade debt obligations in a segregated account with the Fund's custodian to secure its potential obligation under such contract.

    The principal risks of options and futures transactions are: (a) imperfect correlation between movements in the prices of options or futures contracts and movements in the prices of the securities hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts, which may be unlimited, from market movements not anticipated by the Adviser; (e) possible need to defer closing out certain options or future contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). For a further discussion of Put, Call Options and Futures contract, see the Statement of Additional Information "Special Investment Risks."

    FIXED INCOME SECURITIES. Each Fund may invest up to 20% of its total assets in fixed income securities, including convertible securities, that are either unrated or rated below the fourth highest category by Moody's or S&P, although not more than 5% of the Fund's total assets may be invested in fixed income securities that are unrated. Such high-yielding, lower-rated securities are commonly referred to as "junk bonds." Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in such securities normally involves a greater degree of investment and credit risk than does investment in a high-rated security. In addition, the market for such securities is usually less broad than the market for higher-rated securities, which could affect their marketability. The market prices of such securities may fluctuate more than the market prices of higher-rated securities in response to changes in interest rates and economic conditions. Moreover, with such securities, there is a greater possibility that an adverse change in the financial condition of the issuer, particularly a highly leveraged issuer, may affect its ability to make payments of principal and interest.

    INVESTMENT IN REITS. Each Fund may invest in real estate investment trusts ("REITs"). Such investment may not exceed 25% of a Fund's total assets. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. For federal income tax purposes, REITs qualify for beneficial tax treatment by distributing 95% of their taxable income. If a REIT is unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would therefore be reduced.

    Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. All REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.

    REPURCHASE AGREEMENTS. Each of the Funds may engage in repurchase agreements. Repurchase agreements are agreements under which a person purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date within a certain number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the purchased security. A Fund will engage in repurchase agreements only with banks or broker-dealers whose obligations would qualify for direct purchase by that Fund. A repurchase agreement involves the obligation of the seller to pay an agreed-upon price, which obligation is, in effect, secured by the value of the underlying security. All repurchase agreements are fully collateralized and marked to market daily, and may therefore be viewed by the SEC or the courts as loans collateralized by the underlying security. There are some risks associated with repurchase agreements. For instance, in the case of default by the seller, a Fund could incur a loss or, if bankruptcy proceedings are commenced against the seller, the Fund could incur costs and delays in realizing upon the collateral.

    MORTGAGE-BACKED SECURITIES. The Asset Allocation Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Back Securities ("SMBS"), and other types of mortgage-backed securities that may be available in the future (collectively, "Mortgage-Backed Securities").

    Mortgage pass-through securities represent participation interests in pools of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

    Payment of principal and interest on some mortgage pass-through securities, but not the market value of the securities themselves, may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by the agency or instrumentality of the U.S. Government issuing the security (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agencies' obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

    CMOs are hybrid mortgage related instruments. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class and investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification test.

    SMBS are derivative multiple-class mortgage-backed securities, usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class), while the other class will receive all of the principal (the "principal only" class).

    Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks include the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayment on mortgage cash flows. In addition, investing in the lowest tranche of CMOs involves risks similar to those associated with investing in equity securities.

    Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

    If the Mortgage-Backed Security is a fixed-income security, when interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. If interest rates increase rapidly and substantially, fixed rate obligations may become illiquid. In contrast, if the Mortgage-Backed Security represents an interest in a pool of loans with adjustable interest rates, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

    If a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment, and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities, notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

    SHORT SALES "AGAINST THE BOX." Each of the Funds may engage in short sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

    WHEN ISSUED AND/OR DELAYED DELIVERY. Each of the Funds may purchase and sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Fund, with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Such securities are subject to market fluctuations, and no interest accrues to a Fund until the time of delivery. The value of the securities may be less at the time of delivery than the value of the securities when the commitment was made. When a Fund engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. To the extent any Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for the purpose of investment leverage. No Fund may commit more than 25% of its total assets to the purchase of when-issued and delayed-delivery securities. A separate account of liquid assets consisting of cash, U.S. Government securities or other high grade debt obligations equal to the value of any purchase commitment of a Fund shall be maintained by the Fund's custodian until payment is made.

    ILLIQUID SECURITIES. The Funds may invest in illiquid securities, which may be difficult to sell promptly at an acceptable price. This difficulty may result in a loss or be costly to a Fund.

    INTEREST RATES. Each Fund may invest in debt securities. The market value of debt securities that are sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of an interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

    U.S. GOVERNMENT SECURITIES. Although U.S. Government securities and high-quality debt securities are issued or guaranteed by the U.S. Treasury or agency or instrumentality of the U.S. Government, not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. On the other hand, securities issued by the Student Loan Marketing Association are supported only by the credit of the instrumentality.

    LIMITED OPERATING HISTORY OF FUND. The Small Cap Fund commenced operations on February 20, 1996 and the Institutional Class for each Fund commenced operations October 10, 1996 and thus the Funds have a limited operating history.

    SMALL COMPANIES. The Small Cap Fund intends to invest in small market capitalization companies. Investing in such securities may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because small-sized companies normally have fewer outstanding shares than larger companies, it may be difficult for a Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies.

    LENDING OF PORTFOLIO SECURITIES. The Funds may loan portfolio securities to broker-dealers or other institutional investors if at least 100% cash (or cash equivalent) collateral is pledged and maintained by the borrower. The Funds believe that the cash collateral minimizes the risk of lending their portfolio securities. Such loans of portfolio securities may not be made, under current arrangements, if the aggregate of such loans would exceed 20% of the value of a Fund's total assets. If the borrower defaults, there may be delays in recovery of loaned securities or even a loss of the securities loaned, in which case the Fund would pursue the cash (or cash equivalent) collateral. While there is some risk in loaning portfolio securities, loans will be made only to firms or broker-dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. For additional disclosure, see "INVESTMENT RESTRICTIONS--LOANS OF PORTFOLIO SECURITIES" in the Statement of Additional Information.

    PORTFOLIO TURNOVER. The Funds generally do not trade in securities with the goal of obtaining short-term profits, but when circumstances warrant, securities will be sold without regard to the length of time the security has been held. A higher portfolio turnover rate may involve correspondingly greater transaction costs, which will be borne directly by the Funds, as well as additional realized gains and/or losses to shareholders. See "ALLOCATION OF BROKERAGE," and "TAXES" in the Prospectus. The annual portfolio turnover rate of the Funds may at times exceed 100%. The portfolio turnover rates are shown in the Condensed Financial Information section of this Prospectus.

    TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes, the Funds may invest up to 100% of their assets in fixed income securities, cash and cash equivalents. The fixed income securities in which each Fund will invest in such a situation shall consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations, and U.S. Government and agency obligations. The fixed income securities will be rated investment grade or higher

(BBB by S&P and Baa by Moody's) and will have maturities of three years or less. When the Fund assumes a temporary defensive position, it may not invest in securities designed to achieve its investment objective.

    YEAR 2000. Substantially all of the portfolio and shareholder accounting and record keeping for the Funds is managed by State Street Bank and Trust Company ("State Street") and various affiliates of State Street. State Street has advised the Funds that its computer systems are being modified in order to avoid any errors or delays attributable to the change to the year 2000, that these modifications are nearly complete, and that it does not anticipate any difficulties in accurate and timely reporting resulting from the change in year from 1999 to the year 2000. The Funds are likely to incur some charges associated with achieving year 2000 compliance.

                     --------------------------------------

                                 MANAGEMENT OF
                                   THE FUNDS
                       ----------------------------------

    The Funds are managed by the Trust's Board of Trustees, and all powers and authorities are exercised by or under the direction of the Board of Trustees.

    ADVISER. Subject to the policies of, review by, and overall control of the Board of Trustees of the Trust, the Adviser has been retained by each Fund to act as its manager and investment adviser pursuant to investment advisory agreements.

    The Adviser was incorporated in 1980 and has been engaged in the business of providing investment advice since July 1, 1980 to individual and institutional accounts, such as corporate pension and profit sharing plans, as well as mutual funds. The Adviser currently has over $5 billion in assets under management. The address of the Adviser is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204.

    James E. Crabbe and Richard S. Huson are controlling shareholders of the Adviser. Mr. Crabbe and Mr. Huson are primarily responsible for the day-to-day management of the Adviser. Mr. Crabbe is President and a director of the Adviser and Mr. Huson is Vice President, Secretary and a director.

    Each Fund pays the Adviser a fee for its services that accrues daily and is payable bi-monthly. Fees are based on a percentage of the average daily net assets of each Fund, as set forth below:

NET ASSET VALUE                                      ANNUAL RATE
--------------------------------------------------  -------------
First $100 million................................        1.00%
Next $400 million.................................        0.85%
Amounts over $500 million.........................        0.60%

    Fees paid by each of the Funds are higher than those paid by most other mutual funds, although the fees paid by these Funds are comparable to mutual funds with similar objectives and policies. For the fiscal year ending October 31, 1997, the Adviser has agreed to waive its fee or reimburse each Fund's expenses so that total fund operating expenses of each Fund do not exceed 1.00% of a funds average daily net assets. Such waiver or reimbursement will temporarily lower a Fund's overall expense ratio and increase a Fund's overall return to investors. Additionally, many states require that mutual funds meet certain expense limitations. The Funds, their Adviser, Distributor, and Transfer Agent intend to qualify, meet, or conform to any individual state requirements while the Funds are registered in that state. The Funds bear all expenses incurred in their operation as they are incurred, other than those assumed by the Adviser or the Distributor.

    Management of the Small Cap Fund portfolio is handled on a day-to-day basis by a team consisting of Mr. Crabbe, John W. Johnson and Peter P. Belton. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with the Adviser since 1980 and has managed the portfolio of the Crabbe Huson Special Fund since January 1, 1990. Prior to joining the Adviser, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Between August, 1988 and November, 1991, Mr. Johnson was Director of Equity Investments for Kennedy Associates. Prior to joining the Adviser, Mr. Belton was a Vice President/Analyst at Capital Management Associates from February, 1994 to September, 1997. Between August, 1992 and September, 1993, Mr. Belton was an analyst at Arnhold and S. Bleichroeder; and between July, 1988 and July, 1990, an analyst at Tiger Management.

    The portfolios of the Equity and Asset Allocation Funds are managed on a day-to-day basis by a team consisting of John E. Maack, Jr., Marian L. Kessler, Robert E. Anton, Garth R. Nisbet and Mr. Huson. Mr. Huson is coordinator of the team. Mr. Huson has served in various management positions with the Adviser since 1980. Mr. Maack has been employed as a portfolio manager and securities analyst by the Adviser since 1988. Ms. Kessler joined the Adviser in August, 1995. From September, 1993 until July, 1995, Ms. Kessler was a portfolio manager with Safeco Asset Management. Between August, 1986 and June, 1993, Ms. Kessler was an equity analyst for IDS Financial Services. Mr. Anton joined the Adviser in June, 1995. Prior to joining the Adviser, Mr. Anton served

17 years as Chief Investment Officer, Portfolio Manager at Financial Aims Corporation. Mr. Nisbet joined the Adviser in April, 1995. From February, 1993 until March, 1995, Mr. Nisbet worked for Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio. Prior to joining Capital Consultants, Mr. Nisbet was a Vice President and the fixed income portfolio manager at Lincoln National Investment Management.

    ADMINISTRATORS. The Funds have retained State Street Bank and Trust Company ("State Street") to provide administrative services to the Funds. Such services relate to administration, operations and compliance. For such services, the Funds have agreed to pay State Street a fee based on the total assets of the funds managed by the Adviser. The fee shall be as follows: first $500 million managed by Adviser--.06%; next $500 million--.03%; thereafter--.01%. Each Fund pays its pro rata share of such fee.

    CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as Custodian of the cash and securities of each Fund.

    State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, 800-541-9732, acts as Transfer Agent and Dividend Disbursing Agent for the Fund. The Transfer Agent uses Boston Financial Data Services, a 50% owned subsidiary, as its servicing agent in carrying out the Transfer Agent's responsibilities to the Fund.

    DISTRIBUTOR. Shares of the Funds are distributed by Crabbe Huson Securities, Inc. (the "Distributor"). Mr. Crabbe and Mr. Huson own 100% of the stock of the Distributor.

                     --------------------------------------

                                NET ASSET VALUE
                       ----------------------------------

    The net asset value ("NAV") of a share is determined as of 4 p.m. Eastern Time, or the close of the NYSE, whichever is earlier, on each day during which securities are traded on the NYSE. The NAV of a single share of a class is computed by adding that class's pro rata share of the value of the applicable Fund's investments, cash and other assets, subtracting that class's pro rata share of the value of the applicable Fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.

    Each Fund's assets are valued on the basis of market quotations, if available. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

                     --------------------------------------

                            PERFORMANCE COMPARISONS
                       ----------------------------------

    The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. These services or publications may include Lipper Analytical Services, Inc., Schabacker's Total Investment Service, CDA Technologies, SEI, Frank Russell Trust, BARRON'S BUSINESS WEEK, CHANGING TIMES, THE FINANCIAL TIMES, FINANCIAL WORLD, FORBES, INVESTOR'S DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, PERSONAL INVESTOR, THE ECONOMIST, THE WALL STREET JOURNAL, INDIVIDUAL INVESTOR, LOUIS RUKEYSER'S WALL STREET, FINANCIAL WORLD, and USA TODAY. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories. The Funds may include presentations of, or may compare their performance or the performance of the Funds' Adviser to a recognized stock index, including the Standard & Poor's 500, Standard & Poor's Mid-Cap 400 Index, Value Line Composite Index, Dow Jones Industrial Average, NASDAQ/OTC Price Index, Russell 2000 Index, Wilshire 5000 Equity Index, the Lehman Brothers Government/Corporate Bond Index and Salomon Bond indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

    The performance of a specific Fund will be calculated as required by the rules of the SEC. The Funds may also publish average annual total return quotations for recent one, five and ten-year periods and will graphically illustrate the redeemable value of an initial investment over some given period of time. These standardized calculations do not reflect the impact of federal or state income taxes.

    The yields of each of the Funds are not fixed and will fluctuate. The principal value of an investment in each Fund at redemption may be more or less than its original cost. In addition, investments in the Funds are not insured and an investor's yield is not guaranteed.

    The Fund's investment results will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund. These factors and possible differences in the methods used in calculating investment results should be considered when comparing performance information regarding the Fund to information published for other investment companies and other investment vehicles. You should also consider return quotations relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations, and there may be no assurance that any historical return-quotation will continue in the future.

    For more information about the calculation methods used to compute the Fund's investment results, see "YIELD AND PERFORMANCE" in the Statement of Additional Information. The annual report for the Funds contains information about the performance of the Funds, and is available upon request, without charge, by calling Investor Services at (800) 541-9732.

                     --------------------------------------

                            ALLOCATION OF BROKERAGE
                       ----------------------------------

    The Adviser is responsible for the overall management of the portfolio of each Fund and determines which brokers will execute the purchase and sale of the portfolio securities. The Adviser's foremost objective is to place orders so as to achieve prompt execution at the most favorable price. However, the Adviser is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amounts which another broker might have charged for effecting the same transaction. The Adviser may also execute Fund portfolio transactions with broker-dealers that provide services to the Funds pursuant to a written agreement. Under these arrangements, participating Funds direct the Adviser to execute a portion of the Fund's transactions to a broker-dealer in return for a credit which represents a percentage of the total commissions generated through the broker-dealer. The Fund uses the credit to reduce transfer agent, custodian, shareholder servicing and other expenses of the Fund. Provided the Funds receive prompt execution at competitive prices, the Adviser may execute portfolio transactions through broker-dealers who also sell the Funds' shares. Additional information about portfolio brokerage is included in the Statement of Additional Information.

                   ------------------------------------------

                               CAPITAL STRUCTURE
                       ----------------------------------

    Beneficial interests in the Trust are divided into shares, all without par value. The shares may be divided in separate series, with each series representing investments in a particular portfolio and sub-series (classes) of each series, all at the discretion of the Board of Trustees. Shareholders of each of the Funds are entitled to one vote for each dollar of net asset value held. Shareholders shall have the power to vote only on the following matters:
(1) the election of the initial trustees of the Trust, the removal of trustees, and to the extent required by the 1940 Act, the subsequent election of any trustee to fill any vacancy (although trustees may be elected to fill vacancies or be removed by the Board of Trustees without a vote of Shareholders, subject to certain restrictions in the 1940 Act); (2) any contract entered into by the Trust to the extent Shareholders' approval is required by the 1940 Act; (3) with respect to any termination or reorganization of the Trust or any series thereof to the extent and as provided in the Declaration of Trust; (4) with respect to any amendment of the Declaration of Trust that adversely affects the rights of the shareholder; (5) with respect to derivative actions whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series of the Trust or the Trust shareholders; (6) an amendment of the Fund's Fundamental Policies as set forth in the Trust's By-laws; and (7) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the SEC (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Separate votes are taken by each class of shares, fund or trust, if a matter affects that class of shares, the Fund or the Trust, respectively. Shares issued are fully paid and nonassessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by its respective Fund and in the net assets of that Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. Amendment to the Declaration of Trust may be made upon approval by shareholders holding the lesser of (i) 67% or more of the shares entitled to vote on the matter, present in person at the meeting or represented by proxy, if holders of more than 50% of the shares entitled to vote on the matter are present, in person or by proxy, or (ii) a majority of the shares issued and outstanding.

                     --------------------------------------

                                     YIELD
                       ----------------------------------

    The SEC has imposed a number of rules and policies regarding the calculation of yield. The Funds intend to continually comply with these rules and policies in their quotation of yield. For an explanation of the method of yield calculation, see "CALCULATION OF PERFORMANCE DATA" in the Statement of Additional Information.

                     --------------------------------------

                               INVESTOR SERVICES
                       ----------------------------------

INFORMATION YOU NEED TO KNOW TO PURCHASE,

REDEEM OR EXCHANGE SHARES
INVESTOR SERVICES TELEPHONE:       MAIL:
(800) 541-9732                     Crabbe Huson Funds
                                   P.O. Box 8413
                                   Boston, MA 02266-8413

CRABBE HUSON "INSTANT ACCESS":     EXPRESS MAIL:
(800) 235-2442                     Crabbe Huson Funds
                                   Two Heritage Drive
                                   Quincy, MA 02171

                                   INTERNET:
                                   http://www.contrarian.com

    The Fund's shares are offered to the public with no sales load. Crabbe Huson Securities, Inc. (the "Distributor"), Portland, Oregon, an affiliate of the Adviser and a corporation organized under the laws of Oregon, is the distributor of the Fund's shares. The shares are offered by the Distributor directly to the public or through Financial Intermediaries that have established a shareholder servicing relationship with the Fund or Distributor.

    If there is no account application accompanying this Prospectus, you may obtain one by calling your Financial Intermediary or by calling Investor Services. If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact Investor Services for more information on retirement accounts.

TYPES OF ACCOUNTS AVAILABLE:

    -  Individual, Joint Tenants, Tenants in Common

    -  Trusts

    - Businesses or Organizations (corporations, partnerships or other groups) Gifts or Transfers to Minors

    -  Retirement Accounts (Regular and Roth Individual Retirement Accounts
       (IRA)), Spousal IRA, Simplified Employee Pension IRA (SEP-IRA), Salary Reduction-SEP IRA, Simple IRA, or 403(b) Tax Sheltered Accounts

    - Others (contact Investor Services for information regarding other accounts)

    Note, if you are considering adopting any type of retirement plan, you should consult with your own legal or tax adviser, with respect to the establishment and maintenance of such a plan.

    MINIMUM INVESTMENTS. The minimum investment in any Fund is $1,000,000. Additional Investments in any Fund must be in amounts of at least $10,000. Shares may be purchased through Financial Intermediaries which maintain a single account with a Fund. In those instances, the investment minimums may be satisfied by the Financial Intermediary. See "WHAT YOU SHOULD KNOW ABOUT BUYING SHARES THROUGH A FINANCIAL INTERMEDIARY." The Adviser, in its sole discretion, may waive any minimum purchase requirements. The Funds reserve the right to vary the initial and subsequent investment minimums at any time. The Funds will provide you with written notice of any such change.

HOW TO PURCHASE YOUR SHARES
HOW TO OPEN AN ACCOUNT:

-          Mail:           Complete and sign the account application,
                           indicating the Fund, class and dollar amount
                           you want to invest. Mail or express mail your
                           check with your completed application to the
                           appropriate address listed above under
                           "INFORMATION YOU NEED TO KNOW TO PURCHASE,
                           REDEEM OR EXCHANGE SHARES."

-          Exchange:       You may exchange your shares for shares of
                           another Crabbe Huson Fund, provided the
                           dollar value of the shares you desire to
                           exchange meet the minimum investment
                           requirement of the new Fund. Call Investor
                           Services for more information about this
                           option.

-          Financial
           Intermediaries: You may purchase shares in a Fund by
                           contacting your Financial Intermediary. See
                           "WHAT YOU SHOULD KNOW ABOUT BUYING SHARES
                           THROUGH A FINANCIAL INTERMEDIARY."

CLOSING A FUND TO NEW INVESTORS:


                           The Adviser reserves the right at its
                           discretion to close a Fund to new investors.
                           A number of factors may be considered in making such a decision, including the total assets and flow of new investments into the Fund. If a Fund is closed, shareholders who maintain open accounts with the Fund may reinvest distributions in the Fund. However, additional investments may not be possible.


HOW TO PURCHASE ADDITIONAL SHARES:

-          Mail:           Detach and complete the stub attached to your
                           statement. Make a check payable to Crabbe
                           Huson Funds, write your shareholder account
                           number on your check, and include your
                           investment stub(s) or a note designating how
                           the amount of your check is to be invested by
                           Fund and class. Mail or express mail the
                           above to the appropriate address listed above
                           under "INFORMATION YOU NEED TO KNOW TO PUR-
                           CHASE, REDEEM OR EXCHANGE SHARES."

-          Telephone:      As an existing shareholder, you may also
                           purchase shares by calling Investor Services
                           at the telephone number listed above under
                           "INFORMATION YOU NEED TO KNOW TO PURCHASE,
                           REDEEM OR EXCHANGE SHARES."

-          Internet:       As an existing shareholder, you may purchase
                           additional shares using the Funds' internet
                           website at http://www.contrarian.com.
                           Complete instructions for use of this
                           facility are available at the website. See
                           "SPECIAL SERVICES--Automated Access."

-          Wire:           You may purchase shares by wiring funds from
                           your bank account. In order to purchase
                           additional shares by wire transfer, you need
                           to call Investor Services to place your order
                           and then wire transfer your funds to the
                           following wire transfer address: State Street
                           Bank & Trust Co., 225 Franklin Street,
                           Boston, MA 02110, ABA No. 011 000 028, FOR
                           CREDIT: Crabbe Huson, DDA No. 99051039,
                           Shareholder Name, Name of Fund and Class,
                           Shareholder Account Number.


WHAT YOU SHOULD KNOW ABOUT BUYING SHARES BY MAIL:

    If payment and an account application is received in proper form by the close of regular trading on the NYSE (currently 4:00 p.m., Eastern Time) on a day that the Fund calculates its net asset value (a "business day"), the purchase will be made at the Fund's net asset value calculated at the end of that day. If payment is received after the close of regular trading on the NYSE, the purchase will be effected at the Fund's net asset value determined for the next business day after payment has been received.

    Make all checks or money orders payable to Crabbe Huson Funds. The Funds will not accept purchases made by cash or credit card. Checks payable to the investor and endorsed to the order of the Fund will not be accepted as payment and will be returned to the sender. If a check used for purchase does not clear, the Fund will cancel the purchase and the investor may be liable for any losses or fees incurred. In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Funds will only accept a foreign check drawn in U.S. dollars issued by a foreign bank with a U.S. correspondent bank. The name of the U.S. correspondent bank must be printed on the face of the check. Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys in fact.

WHAT YOU SHOULD KNOW ABOUT BUYING ADDITIONAL SHARES BY TELEPHONE:

    The Funds may, at their discretion, accept purchase orders from existing shareholders who have electronic funds transfer information on file with the Funds by telephone, although the order is not accompanied by payment for the shares being purchased. To receive the net asset value for a specific day, a telephone purchase request must be received before the close of the NYSE on that day. Payment for shares ordered in this way must be received by the Funds' Transfer Agent within three business days after acceptance of the order. If payment is not received on time, a Fund may cancel the order and redeem the shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares.

WHAT YOU SHOULD KNOW ABOUT BUYING SHARES THROUGH A FINANCIAL INTERMEDIARY:

    Shares of each Fund are offered through Financial Intermediaries that have established a shareholder servicing relationship with the Fund on behalf of their customers. The Fund pays no compensation to such entities, although the Adviser may make payments to such Financial Intermediaries out of its own management fee revenue, past profits, or other resources. Financial Intermediaries may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction or account fees on the purchase and redemption of Fund shares and on maintenance of such accounts. Each Financial Intermediary is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of Financial Intermediaries should consult their Financial Intermediary for information regarding these fees and conditions.

    Financial Intermediaries that have entered into agreements with the Fund and/or its Distributor may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Funds' pricing on the following business day. If payment is not received by such time, the Financial Intermediary could be held liable for resulting fees and losses.

HOW TO REDEEM YOUR SHARES
You may arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Shares may be redeemed at any time, without charge, at the net asset value per share next determined after receipt by the Transfer Agent of a redemption request in proper form from the investor. Payment for all shares redeemed will be made within three business days after receipt of a redemption request in proper form except (as outlined by the 1940
Act) during a period when 1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, 2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or 3) an emergency exists making disposal of portfolio securities or valuation of net assets of the applicable class not reasonably practicable.

    When a request for redemption is made shortly after the purchase of shares, you will not receive the redemption proceeds until the check(s) received for the shares purchased has cleared. Under such circumstances, it may take as long as 15 days for a shareholder to receive the proceeds of a redemption. You may avoid such delays by purchasing shares with a certified or cashier's check, or by federal funds wire.

    To redeem your shares in a non-retirement account, you may use any of the methods described below. To sell shares in a retirement account, you should contact Investor Services or your Financial Intermediary for special instructions. For your protection, certain redemption requests may require a signature guarantee. See "Special Situations--Signature Guarantee." You may redeem shares in the following ways:


-          Internet:       Shares may be redeemed using the Funds'
                           internet website at
                           http://www.contrarian.com. Complete
                           instructions for the use of this facility are
                           available at the website. See "SPECIAL
                           SERVICES-- Automated Access."

-          Mail:           To be in proper form, written requests for
                           redemption must include 1) the total dollar
                           value of shares or the total number of shares
                           to be redeemed, 2) the investor's account
                           number, 3) the Fund's name and applicable
                           class name, and 4) the signature of each
                           registered owner exactly as the shares are
                           registered, and 5) in certain situations, a
                           signature guarantee. See "Special
                           Situations-Signature Guarantee." The Transfer
                           Agent may require additional supporting
                           documents for redemptions made by
                           corporations, executors, administrators,
                           trustees, or guardians. A redemption request
                           will not be deemed to have been submitted
                           until the Transfer Agent receives all
                           required documents in proper form. All docu-
                           ments and correspondence concerning redemp-
                           tions should be sent to Investor Services at
                           the address listed above under "INFORMATION
                           YOU NEED TO KNOW TO PURCHASE, REDEEM OR
                           EXCHANGE SHARES."

-          Telephone:      You may redeem shares by calling Investor
                           Services at the telephone number listed above
                           under "INFORMATION YOU NEED TO KNOW TO
                           PURCHASE, REDEEM OR EXCHANGE SHARES."

-          Wire:           Should you wish to receive instructions on
                           how to obtain your funds by wire, please call
                           Investor Services. At the present time there
                           is no fee charged for redemptions by wire
                           transfer. However, in the future the Funds
                           may elect to impose such a fee.

-          Financial
           Intermediaries: Shares may also be redeemed by telephone from
                           Financial Intermediaries who have established a shareholder servicing relationship with the Distributor and/or the Funds. Such redemption orders should be placed by the Financial
                           Intermediary with the Transfer Agent. Shares will be redeemed at the net asset value determined on a shareholder's trade date. The three-day period within which the proceeds of the redemption will be sent to the shareholder or shareholder's Financial
                           Intermediary will begin on the day of the net asset value calculation, unless the Transfer
                           Agent has not received a written request in proper form from the Financial Intermediary by the third day. In that event, the proceeds of the redemption will be sent to the shareholder or the shareholder's Financial
                           Intermediary immediately upon the Transfer
                           Agent's receipt of the written request in proper form. Financial Intermediaries are responsible for the prompt transmittal of redemption orders to the Transfer Agent.
                           Financial Intermediaries not affiliated with a Fund may charge a fee for handling redemptions.

HOW TO EXCHANGE YOUR SHARES
BEFORE MAKING AN EXCHANGE TO ANOTHER FUND, THE INVESTOR SHOULD READ THE PROSPECTUS RELATING TO THE FUND OR FUNDS INTO WHICH SHARES ARE BEING EXCHANGED.

    The proceeds from the redemption of your shares may be used to purchase shares of any other Fund in every state in which the exchange may be made legally, provided you may only exchange if the dollar value of the exchange is sufficient to satisfy any minimum investment requirements in the new Fund. You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. The exchange privilege is a standard option on all accounts. If you do not want this option, please mark the appropriate box on the application. You may exchange shares in the following ways:

-          Internet:       Shares in one Fund may be exchanged for
                           shares in another Fund using the Funds'
                           internet website at
                           http:\\www.contrarian.com. Complete instruc-
                           tions for the use of this facility are
                           available at the website.

-          Exchange by
           Mail: Any written exchange request, in proper form, may be mailed or express mailed to the Transfer Agent to the appropriate address listed above under "INFORMATION YOU NEED TO
                           KNOW TO PURCHASE, REDEEM OR EXCHANGE YOUR
                           SHARES."

-          Exchange by
           Telephone:      You may exchange shares by telephone by
                           contacting Investor Services at the number
                           listed above under "INFORMATION YOU NEED TO
                           KNOW TO PURCHASE, REDEEM OR EXCHANGE YOUR
                           SHARES."

    The exchange of shares of the Fund for shares of another fund is treated for federal and state income tax purposes as a sale on which an investor may realize a capital gain or loss.

    Excessive trading can hurt Fund performance. Each Fund reserves the right to terminate or modify the exchange privilege applicable to all shareholders at any time upon 60 days' notice. This exchange privilege may be temporarily or permanently suspended with respect to any shareholder that engages in more than ten exchanges in any 12-month period.

WHAT YOU SHOULD KNOW ABOUT TELEPHONE
AND INTERNET TRANSACTIONS:
Each Fund, the Adviser and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone or the internet are properly authorized. The failure of a Fund to do so may result in the Fund being liable for losses due to unauthorized or fraudulent telephone or internet transactions. However, a Fund, the Adviser and the Transfer Agent will not be liable for executing telephonic or internet instructions that are deemed to be authorized after following reasonable procedures. Such reasonable procedures include providing written confirmation of telephone transactions, tape recording telephone instructions, and requiring specific personal information prior to acting upon telephone instructions.

WHEN TRANSACTIONS ARE RECORDED IN YOUR ACCOUNT
Your trade date is the date when transactions are recorded in your account. Your shares are purchased, redeemed or exchanged at the net asset value determined on your trade date.

STATEMENTS
You will receive a quarterly summary of all account activity for the most recent calendar quarter and an annual statement which includes all activity during the most recent year. You will also receive a statement of account after any transaction that affects your share balance or share registration, other than for the reinvestment of dividends or distributions or investments made through the Systematic Exchange Program discussed below. See "SPECIAL SERVICES." In addition to the annual statement, you will also receive, in January, a full report of your account activity during the prior year.

SPECIAL SITUATIONS
    SIGNATURE GUARANTEE. A signature guarantee is designed to protect you and the Funds from fraudulent transactions by unauthorized persons. In the following instances, the Funds will require a signature guarantee for all authorized owners of an account:

    -  you wish to redeem more than $15,000 worth of shares;

    - the redemption proceeds are to be sent to a different name or address than is registered on your account;

    -  you wish to change your name or add/remove an owner on your account; or

    - you wish to add/change a beneficiary on your transfer-on-death account or retirement account.

    A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others. A notary public stamp or seal is not acceptable.

    INVOLUNTARY CONVERSION. In order to reduce expenses, if the shares in your account other than a tax-deferred retirement account, are worth less than $750,000, the Fund may, at its discretion, elect to convert the shares into shares of that Fund's Primary Class. You will receive 60 days' prior written notice in which to purchase additional shares, to avoid such a conversion.

    INVOLUNTARY REDEMPTION. Any Fund may compel the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined by the Code.

SPECIAL SERVICES
    SYSTEMATIC EXCHANGE. Systematic Exchange allows you to make regular, systematic exchanges of at least $10,000 from one Crabbe Huson Fund into another Crabbe Huson account. When you establish a systematic exchange program, you authorize the Fund, the Transfer Agent and their agents to sell shares at a set dollar amount or number of shares from the first account and purchase shares of a second Crabbe Huson Fund. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a gain or loss. To establish this program, you may call your Financial Intermediary or Investor Services at (800) 541-9732. You may only make a systematic exchange into shares of the Institutional Class of one of the Funds. Further, both accounts must satisfy all investment minimums.


    AUTOMATED ACCESS. By calling (800) 235-2442 or by accessing the Fund's website, you can receive account information, purchase additional shares if you are an existing shareholder, redeem and exchange Fund shares. If you desire to purchase additional shares or to redeem through automated access systems, you must provide the Fund with current EFT (electronic funds transfer) information. The daily maximum redemption through use of the automated access systems is $100,000. If you purchase shares through the automated access systems and your purchase is made prior to 4:00 p.m. Eastern time or the close of the New York Stock Exchange, whichever comes first, your purchase shall take place on the following business day at the net asset value as determined on that day. If your purchase occurs after 4:00 p.m. Eastern time or the close of the New York Stock Exchange, whichever comes first, your purchase shall take place on the second business day at the net asset value as determined on that day.


DIVIDENDS, CAPITAL GAINS, TAXES
Each Fund distributes substantially all of its net investment income and capital gains (if any) to shareholders each year. Each Fund declares and distributes realized capital gains, if any, to shareholders in December. Dividends for the Small Cap and Equity Funds are distributed in December. Dividends for the Asset Allocation Fund are distributed on the last business day of each fiscal quarter.

    On the date the dividends or capital gains are declared, they will automatically be reinvested in additional shares of the same class of your Fund unless you have elected to receive payments in cash. You may elect the option to receive your distributions in cash by so specifying on your application.

    Each Fund intends to qualify each year as a "regulated investment company" under the Code so it will not pay federal taxes on either income or capital gains distributed to shareholders, although there can be no assurance that they will so qualify.

    Each Fund will be subject to a 4% excise tax on a portion of its undistributed income if they fail to meet certain annual distribution requirements. Each Fund intends to make distributions in a timely manner and, accordingly, does not expect to be subject to the excise tax.

    For federal income tax purposes, all distributions are reportable as taxable income whether a shareholder elects to take them in cash or reinvest them in additional shares of a Fund.

    Distributions representing net investment income (including short-term capital gains) are taxable as ordinary income. Distributions derived from net long-term capital gains that are properly designated by a Fund as such will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares.

    Under the Taxpayer Relief Act of 1997, distributions are classified under one of three categories: long-term capital gains, mid-term capital gains and ordinary income. Distributions representing long-term capital gains are taxed at a maximum rate of 20% (10% for individuals in the 15% tax bracket). The maximum tax rate for mid-term capital gains is 28%. Ordinary income may be taxed at marginal rates significantly (up to 19.6% and 11.6%, respectively) higher than the marginal rate at which long-term or mid-term capital gains are taxed. Accordingly, distributions representing net long-term capital gains will be subject to a reduced rate of tax to shareholders. Depending upon a shareholder's marginal tax rate, distributions representing mid-term capital gains may be taxed at a reduced rate of tax as well.

    Shareholders may be subject to a $50 penalty under the Internal Revenue Code and the Funds may be required to withhold and remit to the U.S. Treasury a portion (31%) of any redemption or repurchase proceeds (including the value of shares exchanged into another fund for whom the Adviser acts as Adviser) and of any dividend or distribution on any account, where the shareholder failed to provide a correct taxpayer identification number or to make certain required certifications.

    The foregoing relates only to federal income tax consequences for shareholders who are U.S. citizens or corporations. Shareholders should consult their own tax advisers regarding these matters, and regarding state, local, and other applicable tax laws.

    Each Fund will issue annually, in January, a full report to each shareholder detailing the tax status of each distribution to the shareholder during the calendar year. The Fund do not assume any responsibility for the calculation of any taxable gain (or loss) from the purchase and sale of Fund shares, including purchases made with reinvested dividends and/or capital gains. Every shareholder should consult with their tax adviser concerning such calculations and tax consequences.

    Each Fund will be treated as a separate entity and thus the provisions of the Code applicable to registered investment companies generally will be applied to each fund separately instead of the Trust as a whole. Net capital gains, net investment income and operating expenses will be determined separately for each Fund.

                   ------------------------------------------

                                   APPENDIX A
                       ----------------------------------

BOND RATING AGENCIES:

    The following is a description of the bond ratings employed by Moody's Investors Service, Inc. ("Moody's").

    Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

    A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies the numerical modifiers "1", "2", and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

    The following is a description of the bond ratings employed by Standards & Poor's Corporation ("S&P").

    AAA: Bonds rated AAA are highest-grade obligations. Capacity to pay interest and repay principal is extremely strong.

    AA: Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues only in small degree.

    A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

    BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

    B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

    CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

    CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

    C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    C1: The rating C1 is reserved for income bonds on which no interest is being paid.

    D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarding as having extremely poor prospects of ever attaining any real investment standing.

    The S&P letter rating may be modified by the addition of a plus (+) or minus sign (-), which is used to show relative standing within rating categories between AA to CCC.

    From time to time a bond rating agency may adjust its rating of a particular bond issue. Subsequent to a Fund's purchase of a bond, such a bond may have its rating reduced (down graded) to a category not permitted to be owned by that Fund, or it may cease to be rated. Neither case would require that a Fund eliminate such a bond from its portfolio. However, the Fund's Adviser will consider such an event in determining whether or not the Fund should continue to hold such a security.

                   ------------------------------------------

                                   APPENDIX B
                       ----------------------------------

HEDGING INSTRUMENTS:

    OPTIONS ON EQUITY AND DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

    OPTIONS ON SECURITIES INDICES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. An index option operates in the same way as a more traditional stock option, except that exercise of an index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of an index option, the purchase will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

    STOCK INDEX FUTURES CONTRACTS--A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

    INTEREST RATE FUTURES CONTRACTS--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

    Purchase of these financial instruments allows the Adviser to hedge against changes in market conditions. For example, the Adviser may purchase a put option in a securities index or when it believes that the stock prices will decline. Conversely, the Adviser may purchase a call option in a securities index when it anticipates that stock prices will increase.

MAILING ADDRESS

CRABBE HUSON FUNDS
P.O. BOX 8413
BOSTON, MA 02266-8413

INVESTMENT ADVISER

THE CRABBE HUSON GROUP, INC.
121 S.W. MORRISON, SUITE 1400
PORTLAND, OR 97204

DISTRIBUTOR

CRABBE HUSON SECURITIES, INC.
121 S.W. MORRISON, SUITE 1400
PORTLAND, OR 97204

LEGAL COUNSEL

DAVIS WRIGHT TREMAINE
1300 S.W. FIFTH AVENUE, SUITE 2300
PORTLAND, OR 97201

INDEPENDENT AUDITORS

KPMG PEAT MARWICK LLP
1211 S.W. FIFTH AVENUE, SUITE 2000
PORTLAND, OR 97204

TRANSFER AGENT &
INVESTOR SERVICES

STATE STREET BANK AND TRUST COMPANY
P.O. BOX 8413
BOSTON, MA 02266-8413

FUND TRUSTEES

GARY L. CAPPS
JAMES E. CRABBE
RICHARD S. HUSON
LOUIS SCHERZER
BOB L. SMITH
CRAIG P. STUVLAND
RICHARD P. WOLLENBERG
WILLIAM W. WYATT, JR.

                               ------------------
                               CRABBE HUSON FUNDS
                               ------------------



                         Crabbe Huson Special Fund, Inc.
                           Crabbe Huson Small Cap Fund
                    Crabbe Huson Real Estate Investment Fund
                            Crabbe Huson Equity Fund
                       Crabbe Huson Asset Allocation Fund
                        Crabbe Huson Oregon Tax-Free Fund
                            Crabbe Huson Income Fund
                    Crabbe Huson U.S. Government Income Fund
                 Crabbe Huson U.S. Government Money Market Fund

                           (collectively, the "Funds")




                       -----------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                                 March 1, 1998

     This Statement of Additional Information is meant to be read in conjunction with the combined Prospectus for the Primary Class of Shares of the Funds, the combined Prospectus of the Institutional Class of shares of the Crabbe Huson Small Cap Fund, the Crabbe Huson Equity Fund and the Crabbe Huson Asset Allocation Fund, each dated March 1, 1998, as amended or supplemented from time to time, and is incorporated by reference in its entirety into those Prospectuses. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of any of the Funds should be made solely upon the information contained herein. Copies of each Prospectus may be obtained by calling (800) 541-9732 or writing the Funds at the Crabbe Huson Funds, P.O. Box 8413, Boston, MA 02266-8413.

                                -----------------
                                TABLE OF CONTENTS
                                -----------------

                                                                          Page
                                                                          ----

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

TRUSTEES, DIRECTORS AND OFFICERS OF THE FUNDS. . . . . . . . . . . . . . . .  3

SERVICES PROVIDED BY THE ADVISER . . . . . . . . . . . . . . . . . . . . . .  6

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .  8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . .  9

DISTRIBUTION PLAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . 17

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . 20

LOANS OF PORTFOLIO SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . 36

PURCHASE AND REDEMPTION OF FUND SHARES . . . . . . . . . . . . . . . . . . . 37

U.S. GOVERNMENT MONEY MARKET FUND. . . . . . . . . . . . . . . . . . . . . . 37

PRICING OF SECURITIES BEING OFFERED. . . . . . . . . . . . . . . . . . . . . 38

YIELD AND PERFORMANCE. . . . . . . . . . . . . . . . . . . . . . . . . . . . 39

DIVIDENDS, DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . 45

SPECIAL INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . 50

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51

COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 53

AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 53

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT. . . . . . . . . . . 53

ADDITIONAL INFORMATION REGARDING
     CERTAIN INVESTMENTS BY THE FUNDS. . . . . . . . . . . . . . . . . . . . 54

SPECIAL INVESTMENT RISKS . . . . . . . . . . . . . . . . . . . . . . . . . . 55

FINANCIAL STATEMENTS (ATTACHED). . . . . . . . . . . . . . . . . . . . . . . 60

                                  ------------
                                  INTRODUCTION
                                  ------------

     This Statement of Additional Information sets forth information concerning the Funds, including information regarding the Funds' Primary Class and the Institutional Class offered by certain Funds. Information concerning each class is also set forth in the Prospectus for each class.

                                   ----------
                                   MANAGEMENT
                                   ----------

     The Trustees, Directors and officers of the Funds are listed below, together with information about their principal business occupations during the last five years.

TRUSTEES, DIRECTORS AND OFFICERS OF THE FUNDS
---------------------------------------------

     RICHARD S. HUSON,* 58, is a Trustee or Director and President of each
     ----------------
of the Funds. Mr. Huson is a chartered financial analyst. Mr. Huson is a director and Secretary of the Crabbe Huson Group, Inc., the Funds' Adviser (the "Adviser"). Mr. Huson has, since 1980, served in various positions with the Adviser, and is currently its Vice President/Secretary and is a portfolio managers. His business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204.


     JAMES E. CRABBE,* 52, is a Trustee or Director and Vice President of each
     ---------------
of the Funds. He is a director and President of the Adviser. Mr. Crabbe has, since 1980, served in various positions with the Adviser, and is currently it President and a portfolio manager. His business address is 121 SW Morrison, Suite 1400, Portland, Oregon 97204.


     GARY L. CAPPS, 61, is a Trustee or Director of each of the Funds.
   -------------
Mr. Capps was the owner and Chief Executive Officer of ten radio stations in Oregon, Idaho and Washington from 1964 until 1986. He has been a director of Bank of the Cascades in Bend, Oregon since 1980, and has served as Chairman since 1983. His business address is 63085 N. Hwy 97, Bend, Oregon 97701.


     CHERYL BURGERMEISTER,* 46, is Treasurer of the Funds.  Ms. Burgermeister
     --------------------
has been employed by the Adviser for the past nine years, and has been the chief financial officer of the Adviser since 1989. Ms. Burgermeister's business address is 121 SW Morrison, Suite 1400, Portland, Oregon 97204. Ms.

------------------------------
*The persons indicated are "interested persons" of the Fund, as defined in the Investment Company Act of 1940 (the "1940 Act") as amended. They receive no trustees' or directors' fees or salaries from any of the Funds.

Burgermeister is Treasurer of Crabbe Huson Securities, Inc., the Funds' Distributor.

     LOUIS SCHERZER, 77, is a Trustee or Director of each of the Funds.  Mr.
     --------------
Scherzer is an officer of Scherzer Partners, Inc., a real estate development and management firm located at 5440 SW Westgate Drive, Suite 222, Portland, Oregon 97221. Mr. Scherzer has been an independent real estate developer and manager for more than 10 years.


     BOB L. SMITH, 60, is a Trustee or Director of each of the Funds.  Mr.
     ------------
Smith has been President of VIP's Industries since 1968, and has been a Director of Western Security Bank since 1980, a Director of KeyCorp since 1988 and a Director of Blue Cross/Blue Shield of Oregon since 1984. His business address is 280 Liberty Street S.E., Salem, Oregon 97301.


     CRAIG P. STUVLAND,* 42, is a Trustee or Director and Secretary of each
     -----------------
of the Funds. Mr. Stuvland has been employed by the Adviser since June, 1987; he is currently an Executive Vice President and a Director. Mr. Stuvland's business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. Mr. Stuvland is President and a director of the Funds' Distributor.


     RICHARD P. WOLLENBERG, 82, is a Trustee or Director of each of the
     ---------------------
Funds. Mr. Wollenberg has been Chairman and Chief Executive Officer of Longview Fibre Company since 1978, and a Trustee of Reed College since 1962. His business address is Longview Fibre Company, P.O. Box 606, Longview, Washington 98632.


     WILLIAM WENDELL WYATT, JR., 47, is a Trustee or Director of each of the
     -------------------------
Funds. Mr. Wyatt has been Chief of Staff, Office of the Governor, State of Oregon, since April, 1995. From 1987 to 1995, he was President of the Oregon Business Council. His business address is 254 State Capitol, Salem, Oregon 97310-0370.

     All funds (other than the Special Fund) are separate series of Crabbe Huson Funds, a Delaware Business Trust (the "Trust"). The Special Fund is an Oregon corporation. In this Statement of Additional Information, a reference to "Board" shall be to each Fund's Board of Trustees or Board of Directors, as the case may be. For all Funds (other than the Special Fund), no annual or regular meeting is required. Thus, there will not ordinarily be an annual shareholder's meeting (including a meeting for the purpose of electing trustees) unless holding a meeting is required by the Investment Company Act of 1940, as amended (the "Act"), or unless a request to hold a meeting is properly made by at least 10 percent of the shareholders of the Trust if all shareholders of the Trust are entitled to vote on the matter or 10 percent of the affected series or class of a series if such vote is on a series by series or class by class basis.

In the case of the Special Fund, the Board is elected annually by the Fund's shareholders.

     Each Fund's Board is responsible for the overall management of the Fund, including general supervision and review of their investment policies and activities. The Board of the Trust and the Board of the Special Fund elect the officers who are responsible for supervising and administering the Funds' day-to-day operations. The Funds have an audit committee that reviews the auditor's report and management letters, reviews the terms of the auditor's engagement and makes recommendations to the Boards concerning the terms of the auditor's engagements. The audit committees currently consist of Messrs. Scherzer, Smith and Wyatt.

COMPENSATION OF OFFICERS AND DIRECTORS

     The following table sets forth compensation received by the disinterested directors of the Funds during the fiscal year ended October 31, 1997. No officer of any of the Funds received compensation in excess of $60,000.

                               COMPENSATION TABLE
                               ------------------


                                                               Total
                                                            Compensation
                                                             From Fund
                                                            Complex Paid
                          Aggregate Compensation from         to Each
Name of Person, Position      Fund, per Director         Trustee/Director(1)
------------------------  ---------------------------    ----------------

Smith, Scherzer,          Special Fund - $4,873                $11,719
Wyatt, Directors          Real Estate Fund - $429
                          Equity Fund - $3,213
                          Asset Allocation Fund -$1,684
                          Oregon Tax-Free Fund - $517
                          Income Fund - $147
                          U.S. Government Income
                           Fund - $160
                          U.S. Government Money
                           Market Fund - $604
                          Small Cap Fund* - $92

Wollenberg, Capps,        Special Fund - $4,818                $11,619
Directors                 Real Estate Fund - $128
                          Equity Fund - $3,184
                          Asset Allocation Fund - $1,675
                          Oregon Tax-Free Fund - $515
                          Income Fund - $147
                          U.S. Government Income
                           Fund - $159
                          U.S. Government Money Fund - $601
                          Small Cap Fund* - $92

    *  The Small Cap fund commenced operations February 20, 1996.

(1) There are nine Funds in the Fund Complex.

The Funds also reimburse trustees/directors' expenses for attending shareholder and director meetings for directors who are not officers, directors, or employees of the Adviser or the Distributor.

     See "Control Persons and Principal Holders of Securities" in this Statement of Additional Information.

                        --------------------------------
                        SERVICES PROVIDED BY THE ADVISER
                        --------------------------------

     Each Fund employs the Adviser to furnish investment advice and other services pursuant to advisory agreements (the "Advisory Agreements"). The Adviser was incorporated in 1980 and has been engaged in the business of providing investment advice since July 1, 1980. The address of the Adviser is 121 SW Morrison, Suite 1400, Portland, Oregon 97204, mailing address:
P.O. Box 6559, Portland, Oregon 97228-6559. Crabbe Huson Securities, Inc., the Distributor of the Funds, is affiliated with the Adviser.

     James E. Crabbe and Richard S. Huson are controlling shareholders of the Adviser and together own 100% of the stock of the Distributor of the Funds.

     James E. Crabbe and Richard S. Huson are primarily responsible for the day-to-day management of the Adviser. Mr. Crabbe is President and a Director of the Adviser and Mr. Huson is Vice President/Secretary and a Director. Mr. Crabbe and Mr. Huson have been primarily responsible since the inception of the Adviser. Both Mr. Crabbe and Mr. Huson have served in various management positions with the Adviser since 1980.

     In respect to the Primary and Institutional Classes, the Adviser may, from time to time, voluntarily waive its fee and or reimburse each Fund for certain expenses incurred by the Fund. While the Adviser has in the past and may in the future determine to waive its fee and/or reimburse Fund expenses, it is not obligated to waive fees and/or reimburse expenses. Even in the event of discontinuance of these waivers the Funds may still be subject to the laws of certain states, which require that if a mutual fund's expenses (including advisory fees but excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed certain percentages of average net assets, the Fund must be reimbursed for such excess expenses.

     Under the Advisory Agreements, the Adviser determines the structure of the Funds' portfolios, the nature and timing of the changes in it, and the manner of implementing such changes (subject to any directions it may receive from the Funds' Board); provides the Funds with investment advisory research and related services for the investment of assets; furnishes
(without expense to the Funds) the services of such members of its organization as may be duly elected officers or directors of the Funds; and pays all executive officers' salaries and expenses. Additional information about the services provided by the Adviser is described under "MANAGEMENT OF
THE FUNDS" in the Prospectus.

     As compensation for its services under the Advisory Agreements, the Adviser receives a bi-monthly fee based on the annual schedule of fees outlined in the Prospectus.





     For the year ended October 31, 1995, the Funds paid the following investment advisory fees to the Adviser:


                                          Amount
                           Fee            Waived       Total
                           ---            ------       -----
Special Fund             $5,398,048     $    697       $5,397,351
Real Estate Fund            190,619       75,190          115,429
Equity Fund               2,471,465          -0-        2,471,465
Asset Allocation Fund     1,183,215       14,567        1,168,648
Oregon Tax-Free Fund        134,042       20,866          113,176
Income Fund                  49,011       49,011              -0-
U.S. Government
  Income Fund                43,576       43,576              -0-
U.S. Government
  Money Market Fund         253,198      230,305           22,893


     For the Fiscal year ending October 31, 1996, the Funds paid the following advisory fees to the Adviser:

                                          Amount       Total
                           Fee            Waived       Paid
                           ---            ------       -----
Special Fund             $5,875,652     $    -0-       $5,875,652
Small Cap Fund               65,919       55,021           10,898
Real Estate Fund            165,296       63,060          102,236
Equity Fund               4,034,763        2,054        4,032,709
Asset Allocation Fund     1,354,693          410        1,354,283
Oregon Tax-Free Fund        139,050       15,468          123,582
Income Fund                  44,954       44,954              -0-
U.S. Government
  Income Fund                40,823       40,823              -0-
U.S. Government
  Money Market Fund         234,178      169,200           64,978

     For the fiscal year ending October 31, 1997, the Funds paid the following advisory fees to the Adviser:

                                          Amount          Total
                           Fee            Waived          Paid
                           ---            ------          -----
Special Fund             $3,610,036     $315,157     $3,299,879
Small Cap Fund              628,441      123,853        191,304
Real Estate Fund            311,646       81,894        229,752
Equity Fund               3,616,892       77,683      3,539,209
Asset Allocation Fund     1,179,986      161,653      1,018,333
Oregon Tax-Free Fund        130,584       30,594         99,990
Income Fund                  27,528       27,528            -0-
U.S. Government
  Income Fund                32,186       32,186            -0-
U.S. Government
  Money Market Fund         170,924      127,020         43,904




     The Real Estate Fund entered into a subadvisory agreement with Aldrich Eastman Waltch, L.P. and the Adviser on September 6, 1995. The Adviser paid to Adlrich Eastman Waltch, L.P. a portion of its Fee. In the years ending October 31, 1996 and 1997, the Adviser paid advisory fees of $62,591 and $121,986, respectively, to Aldrich Eastman Waltch, L.P. This Subadvisory Agreement was terminated.

                             -----------------------
                             ADMINISTRATIVE SERVICES
                             -----------------------

     State Street Bank and Trust Company has been hired by the Funds to provide a number of administrative and compliance services to the Funds, including maintenance of certain Fund books and records, preparation of Fund tax returns, expense allocation and payment of expenses, preparation of reports to shareholders, preparation of Fund financial statements, preparation of reports to the directors of the Funds, maintaining state registration of Fund shares, and monitoring compliance with investment restrictions and Internal Revenue Code requirements for registered investment company status. The Funds paid State Street Bank and Trust Company the following fees under the Administration Agreement during the fiscal year ended October 31, 1996 and 1997:


                                                1996        1997
                                                ----        ----
          Special Fund                        $298,310    $173,678
          Small Cap Fund(1)                   $  1,886    $ 27,644
          Equity Fund                         $168,061    $178,498
          Asset Allocation Fund               $ 53,497    $ 56,699
          Real Estate Fund                    $  6,402    $ 13,243
          Oregon Tax-Free Fund                $ 10,545    $ 10,914
          Income Fund                         $  2,363    $  1,570
          U.S. Government Income Fund         $  3,088    $  2,955
          U.S. Government Money Market Fund   $ 18,354    $ 15,129
                                              --------    --------

               Total:                         $562,506    $480,330

          (1) The Small Cap Fund did not commence operations until February 20, 1996.


     Additionally, the Adviser receives a fee for certain shareholder liaison services it provides to the Funds, including responding to shareholder inquiries, providing information on shareholder investments and performing certain clerical tasks. In each of the last three years, for such services, the Adviser has been paid by the Funds $100,000 a year. The Funds paid their pro rata share of such fee based upon their net asset value.

               ---------------------------------------------------
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------


     The following table shows, as of December 31, 1997, the persons known by the Funds to beneficially own 5% or more of the outstanding securities of any of the Funds. Those shareholders marked with an asterisk are nominees holding shares for beneficial owners and the Funds have no record concerning the actual beneficial owners. The Crabbe Huson Oregon Tax-Free Fund has no shareholders of record owning more than 5% of the outstanding shares of that Fund. As of December 31, 1997, the trustee, directors and officers of the Funds (other than the Money Market Fund) owned in the aggregate less than 1% of each Fund's outstanding shares.

SPECIAL FUND

                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
Charles Schwab                                   7,509,377               30%
  & Co. Inc.*
Special Custody A/C
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, California 94104-4122

National Financial                               1,552,247                6%
  Services Corp.*
Attn:  Mutual Funds
200 Liberty Street, 5th Floor
One World Financial Center
New York, New York 10281-0095

SMALL CAP FUND (PRIMARY CLASS)

                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
Enele Co.*                                         471,527               16%
Dividend Reinvestment
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713

Colorado National Bank of                          205,679                7%
  Denver C/F ILIFF School
  of Theology*
Mutual Funds a/c 89589810
P.O. Box 64010
St. Paul, Minnesota 55164-0010

Charles Schwab & Co., Inc.*                        457,432               16%
  Special Custody A/C for
  Benefit Cust.
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, California 94104-4122

National Financial Services Corp.*                 154,661                5%
Attn: Mutual Funds - No Loads - 5771
One World Financial Center
New York, New York 10281-1003


SMALL CAP FUND (INSTITUTIONAL CLASS)

                                              Approximate        Approximate
                                           Number of Shares       Percent of
Beneficial Owners                         Beneficially Owned        Shares
-----------------                         ------------------     -----------
Enele & Co.*                                1,607,668                22%
Dividend Reinvestment
121 S.W. Morrison, Suite 1450
Portland, Oregon 97204-3144

AAAA Retirement Fund for                    1,278,991                17%
  Member Agencies
201 McCullough Dr., Suite 100
Charlotte, North Carolina 28262-4345


Transportation-Communication                  943,897                13%
  International Union Staff
  Retirement Plan
3 Research Pl.
Rockville, Maryland 20850-3279


Strafe & Co. FAO Owens Mercy HRA              433,828                 6%
  System Inc.
P.O. Box 0160
Westerville, Ohio 43086


Charles Schwab & Co. Inc.                     411,632                 6%
Special Custody A/C
  for Beneit CU*
101 Montgomery Street
San Francisco, California 94104-4122


Union Colony Bank, Trustee                    380,504                 5%
Weld County Pension Trust
P.O. Box 1647
Greely, Colorado 80632


Fleet National Bank, Trustee                  378,900                 5%
Eastern Maine Medical Pension Plan
DTD 7-30-97
P.O. Box 92800
Rochester, New York 14692-8900

REAL ESTATE INVESTMENT FUND

                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
Charles Schwab & Co., Inc.*                     1,002,139                40%
  Special Custody A/C for
  Benefit CU
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, California 94104-4122

Enele Co.*                                        438,197                17%
Dividend Reinvestment
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204


EQUITY FUND


                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
Charles Schwab                                  5,890,819                29%
  & Co., Inc.*
Special Custody A/C
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94101-4122

National Financial Services                     1,129,287                 6%
  Corp.*
FBO Our Customers
Attn:  Mutual Funds
200 Liberty Street, 5th Floor
One World Financial Center
New York, New York 10281-0095

EQUITY FUND (INSTITUTIONAL CLASS)

                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
IBEW Local 76                                   1,122,372                78%
  Retirement Trust
c/o Employee Benefit
  Administration
Leroy T. Hare, Trustee
3400 188th Street West
Lynnwood, Washington 98037-4747

Enele & Co.*                                      119,404                     8%
Dividend Reinvest
1211 SW Fifth Avenue, Suite 1900
Portland, Oregon 97204-3719

Northern Trust Co., Trustee                       108,636                  8%
FBO Brazos Electric Power Pension Plan
P.O. Box 92956
Chicago, Illinois 60675

ASSET ALLOCATION FUND

                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
Enele & Co.*                                      356,005                 5%
Cash Dividend Account
121 S.W. Morrison
Suite 1450
Portland, Oregon 97204-3144


ASSET ALLOCATION FUND (INSTITUTIONAL CLASS)

                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
IBEW Local 76                                   1,051,095                41%
  Retirement Trust*
c/o Employee Benefit
  Administrators
Leroy T. Hare, Trustee
3400 188th Street West
Lynnwood, Washington 98037


                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
Klamath Medical Clinic PC                         327,238                13%
Profit Sharing Plan
1905 Main Street
Klamath Falls, Oregon 97601-2649


Enele & Co.*                                      215,342                 9%
Dividend Reinvest
1211 SW Fifth Avenue, Suite 1900
Portland, Oregon 97204-3719


C & N Home Health Care, Inc.                      187,127                 7%
1775 Washburn Way
Klamath Falls, Oregon 97603-4357

Thomas E. Klump MD PC Profit                      143,534                 6%
  Sharing Plan and Trust
4720 Sunset Ridge Dr.
Klamath Falls, Oregon 97601-9510


INCOME FUND

                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
Enele & Co.*                                       51,477                15%
Dividend Reinvestment
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713

Enele Co.*                                         29,360                 8%
FBO Wealthtrack Operations
Attn:  Wealthtrack Opers.
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713

Charles Schwab & Co., Inc.                         60,230                17%
Special Custody A/C for Benefit CU*
Attn: Mutual Funds
101 Montgomery St.
San Francisco, California 94104-4122

U.S. GOVERNMENT INCOME FUND

                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
Enele Co.*                                         42,740                12%
Cash Dividend Acct.
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713

Enele Co. C/F*                                     69,904                20%
Dividend Reinvestment
121 S.W. Morrison
Suite 1450
Portland, Oregon 97204

Klamath Medical Service                            33,200                 9%
  Bureau
2500 Daggett Street
P.O. Box 5016
Klamath Falls, Oregon 97601

Tillamook County                                   41,597                12%
  Smoker, Inc.
P.O. Box 3120
Bay City, Oregon 97107-9708

St. Charles Medical Center                         19,012                 5%
  Foundation
2500 NE Neff Road
Bend, Oregon 97701-6015

June M. Hirtchet                                   17,997                 5%
Walter W. Hirtchet JTROS
9630 SW Summerfield Dr.
Tigard, Oregon 97224-5657

U.S. GOVERNMENT MONEY MARKET FUND

                                                 Approximate        Approximate
                                              Number of Shares       Percent of
Beneficial Owners                            Beneficially Owned        Shares
-----------------                            ------------------     -----------
Enele Co.*                                      6,283,637                21%
c/o Pacific Northwest
  Trust Company
121 S.W. Morrison
Suite 1450
Portland, Oregon 97204-3144

The Estate of Robert W. Chandler                3,174,052                10%
56100 Smock Road
Warnic, Oregon 97069-8707

The Crabbe Huson Group, Inc.                    2,442,166                 8%
121 SW Morrison, Suite 1400
Portland, Oregon 97204-3144

Officers and Directors                            394,514               1.3%
  as a Group


                                -----------------
                                DISTRIBUTION PLAN
                                -----------------

     The Primary Class of each of the Funds and the Special Fund have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940 (the "1940 Act"). Under Rule 12b-1, any payments made by the Funds in connection with financing the distribution of their shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. Because some of the payments described below to be made by the Funds are distribution expenses within the meaning of Rule 12b-1, the Funds have entered into distribution agreements with Crabbe Huson Securities, Inc. (the "Distributor") that provides for certain payments to the Distributor pursuant to a distribution plan (the "Plan") adopted in accordance with such Rule.

     Rule 12b-1 requires that the Plan be approved by a majority of each Fund's outstanding Primary Class shares, or, in the case of the Special Fund, the Special Fund's outstanding shares, and requires that the Plan, together with any related agreements, be approved by a vote of the Trustees/Directors of the Funds who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in the agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. The Plan and any agreement related to it must provide, in substance:

          (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the Rule;

          (b) that any person authorized to direct the disposition of moneys paid or payable by the Funds pursuant to the Plan or any related agreement shall provide to the Funds' Board of Trustees/Directors, and the Trustees/Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

          (c) in the case of the Plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Trustees/Directors of the Fund who are not interested persons of the Fund and who have no Direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, or by a vote of a majority of the outstanding Primary Class voting securities of a Fund.

     The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved in the manner described in the Rule.

     The Funds may rely upon Rule 12b-1 only if the selection and nomination of the Funds' disinterested Trustees/Directors is committed to the discretion of the disinterested Trustees/Directors. Each Fund may implement or continue a plan pursuant to Rule 12b-1 only if the Trustee/Directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders. The Board of Trustees and the Board of Directors have concluded that there is a reasonable likelihood that a distribution plan will benefit each Fund.

     Pursuant to the provisions of the Plan, each participating Fund may pay up to .25% of the average daily net assets of its Primary Class to the Distributor to reimburse the Distributor for actual expenses incurred in the distribution and promotion of such Fund's shares.

     Expenses for which the Distributor will be reimbursed under the Plan include, but are not limited to, expenses incurred in the printing of prospectuses and statements of additional information for persons other than then-current shareholders, expenses related to preparation and printing of sales literature, and other distribution-related expenses. Compensation will be paid out as incurred, on a monthly basis, to the Distributor, and to broker-dealers, investment advisers, and other financial institutions that have entered into sales agreements with the Distributor to actively promote the sale of the Funds shares, and may be paid to investment executives of the Distributor.

     Pursuant to Rule 12b-1 of the Plan, the Funds have entered into distribution agreements with the Distributor. These agreements obligate the Distributor to pay certain expenses in connection with the offering of shares of the Funds, including expenses related to the printing of prospectuses and statements of additional information, the preparation and printing of sales literature, and other distribution-related expenses. Shares of the Funds are offered continuously to the public by the Distributor and broker-dealers who enter into sales agreements with the Distributor.

     During the fiscal year ended October 31, 1997, the Funds paid the following amounts under the Funds' 12b-1 plan:

                                                Printing/Mailing   Broker/Dealer   Salesperson
 Fund            Total            Advertising   Prospectus         Payments        Payments         Other*
 ----            -----            -----------   ----------------   ------------    -----------      ------
 Special Fund    $924,527(1)      $135,155      $70,201            $576,608        $11,039          $131,523

 Small Cap       $ 61,209         $  9,540      $ 7,693            $ 36,198        $     7          $  7,772
 Fund

 Real Estate     $113,986(2)      $ 20,430      $ 8,282            $ 74,162        $   230          $ 10,882
 Fund

 Equity Fund     $964,533         $122,918      $66,733            $629,896        $18,798          $126,188

 Asset           $271,922(3)      $ 35,566      $21,645            $178,405        $   208          $ 36,097
 Allocation
 Fund

 Oregon Tax-     $ 44,316         $  8,197      $ 6,415            $ 21,092        $   647          $  7,965
 Free Fund

 Income Fund     $  7,200         $  1,203      $   600            $  4,205        $   -0-          $  1,192

 U.S.            $ 12,397         $  2,239      $ 1,160            $  6,674        $  1.00          $  2,332
 Government
 Income Fund

 U.S.            $ 51,943         $ 19,815      $ 5,776            $ 15,328        $    63          $ 10,961
 Government
 Money Market
 Fund

(1) Of this amount, the Special Fund paid $636,830, and the balance was paid by the Adviser.

(2) Of this amount, the Real Estate Fund paid $77,911, and the balance was paid by the Adviser.

(3) Of this amount, the Asset Allocation Fund paid $264,915, and the balance was paid by the Adviser.

* This category consists of miscellaneous expenses incurred in promoting the Funds' shares, including salary expenses, NASD Fees and miscellaneous office expenses.


                             ----------------------
                             PORTFOLIO TRANSACTIONS
                             ----------------------

GENERAL CONSIDERATIONS
----------------------

     The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker. If the Adviser grants investment management authority to a sub-adviser, the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below.

     In the over-the-counter market, debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. A Fund may also pay a mark-up (sometimes referred to as a dealer's "turn") in principal transactions and in transactions in the over-the-counter market. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The primary considerations in the selection of a broker or dealer for portfolio transactions, subject to applicable limitations of the federal securities laws, are (1) the availability of the desired security, (2) the prompt execution of orders in an effective manner at the most favorable prices, (3) the financial condition of the broker-dealer firm and (4) arrangements for payment of Fund expenses. Subject to those considerations, dealers that provide supplemental investment research and statistical or other services to the Adviser may receive orders for portfolio transactions by the Funds. Such services may include advice concerning the value of securities; the advisability of purchasing or selling securities; the availability of securities; purchasers or sellers of securities; and the furnishing of analysis and reports concerning industries, economic facts and trends, and portfolio strategies. There is no formula for such allocation. The research information received from brokers or dealers may or may not be useful to the Funds and the Adviser in a number of ways. The information may be in written form or may be obtained through direct contact with individuals, and may include information on particular issuers as well as market and general economic information. The Adviser will not be deemed to have breached its obligations to the Funds solely by reason of having caused the Funds to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer could have charged for effecting that transaction, if the Adviser has determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided to the Funds and to other accounts of the Adviser.

     In addition to placing the Funds' brokerage business with firms that provide the above research, market and statistical services to the Adviser, the Funds' brokerage business may also be placed with firms that agree to pay a portion of certain Fund expenses, consistent with achieving the best price and execution. On November 29, 1995, the Special, Equity, Asset Allocation and Real Estate Funds entered into an arrangement with State Street Brokerage Services, Inc. ("SSBSI"), in which these Funds will receive credits to offset transfer agency, administration and accounting fees by using SSBSI in their portfolio transactions. For the fiscal year ending October 31, 1997, the Special Fund, Equity Fund and Asset Allocation Fund received credits of
$0, $4,274 and $147, respectively.

     In the fiscal year ended October 31, 1995, the Special Fund paid $4,610,652, the Equity Fund paid $1,228,492, the Asset Allocation Fund paid $279,948, the Income Fund paid $416, the U.S. Government Fund paid $144, and the Real Estate Fund paid $60,139 in brokerage commissions. None of these commissions were paid to the Funds' Distributor. The Oregon Tax-Free Fund and the U.S. Government Money Market Fund did not pay any brokerage commissions in the year ended October 31, 1995, as these Funds executed all portfolio transactions on a principal basis. Of the commissions paid in the fiscal year ending October 31, 1995, the Special Fund paid $1,594,562, the Equity Fund paid $754,846, the Asset Allocation Fund paid $180,671, and the Real Estate Fund paid $44,614 in commissions as a result of research provided by the brokers. None of the other Funds directed brokerage on the basis of research provided by a broker. The Small Cap Fund began operations in 1996.


     For the fiscal year ended October 31, 1996, the Special Fund paid $1,973,393, the Small Cap Fund paid $49,126, the Equity Fund paid $1,891,778, the Asset Allocation Fund paid $356,194 and the Real Estate Investment Fund paid $101,225 in brokerage commissions. None of these commissions were paid to the Funds' Distributor. The Oregon Tax-Free Fund, the Income Fund, the U.S. Government Income Fund and the U.S. Government Money Market Fund did not pay any brokerage commissions in the fiscal year ended October 31, 1996. Of the commissions paid in the fiscal year ended October 31, 1996, the Special Fund paid $653,329, the Equity Fund paid $1,325,587, the Asset Allocation Fund paid $252,090, the Small Cap Fund paid $12,592 and the Real Estate Fund paid $83,773 in commissions as a result of research provided by the brokers.



     For the fiscal year ended October 31, 1997, the Special Fund paid $1,277,614, the Small Cap Fund paid $275,266, the Equity Fund paid $1,968,522, the Asset Allocation Fund paid $366,934 and the Real Estate Investment Fund paid $115,913 in brokerage commissions. None of these commissions were paid to the Funds' Distributor. The Oregon Tax-Free Fund, the Income Fund, the U.S. Government Income Fund and the U.S. Government Money Market Fund did not pay any brokerage commissions in the fiscal year ended October 31, 1997. Of the commissions paid in the fiscal year ended October 31, 1997, the Special Fund paid $658,128, the Small Cap Fund paid $1,503,609, the Equity Fund paid $275,112, the Asset Allocation Fund paid $170,543 and the Real Estate Investment Fund paid $113,258 in commissions to brokers that provided both research and execution services or third party research products.


     Under the 1940 Act, persons affiliated with the Funds are prohibited from dealing with the Funds as principals in the purchase or sale of securities. The Funds or broker-dealers affiliated with the Adviser will not deal with affiliated parties, including the Distributor, in connection with principal transactions.

     The SEC has the authority to issue and amend regulations involving transactions with affiliates of the Funds. The Funds' Boards of Trustees/Directors will review all transactions with affiliates at least quarterly and determine the overall reasonableness of any brokerage commissions paid.

     Even though investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser or its affiliates, securities of the same issuer may be purchased, held, or sold by the Funds and the other accounts, because the same security may be suitable for all of them. When the Funds and such other accounts are simultaneously engaged in purchase or sale of the same security, efforts will be made to allocate price and amounts in an equitable manner.
In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

PORTFOLIO TURNOVER
------------------

     The Funds generally do not trade in securities with the goal of obtaining short-term profits, but when circumstances warrant, securities will be sold without regard to the length of time the security has been held.

     The Funds anticipate that, except in periods of unusual market conditions, their annual portfolio turnover rate (the lesser of purchase or sales of portfolio securities for the year divided by the monthly average of the value of the portfolio securities owned by the Funds during the year) will generally range between 20% and 150%, although Funds with smaller portfolios may have portfolio turnover in excess of this range. However, the rate of turnover will not be a limiting factor when the Funds deem it desirable to purchase or sell securities. A higher portfolio turnover rate may involve correspondingly greater transaction costs, which would be borne directly by the Funds, as well as additional realized gains and/or losses to shareholders. The portfolio turnover rates are shown in the financial statements which are part of this Statement of Additional Information.

                  --------------------------------------------
                  INVESTMENT RESTRICTIONS/FUNDAMENTAL POLICIES
                  --------------------------------------------

     The investment restrictions described below and in the Prospectus have been adopted by the Funds as fundamental investment policies. These fundamental investment policies may not be changed without the approval of the holders of the lesser of a majority of a Fund's outstanding shares or 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of assets will not be considered a violation of the investment restrictions relating to purchases of portfolio securities.

     Each Fund, except the Special Fund and the Small Cap Fund, is prohibited from purchasing securities when the total borrowings of that Fund exceed 5% of its total assets.

     The Special, Small Cap, Real Estate, Equity, Asset Allocation, Income and the U.S. Government Income Funds are each prohibited from investing more than 20% of its total assets in fixed income securities, including convertible stock, that are rated less than Moody's Baa or S&P BBB, or in commercial paper that is rated less than B-1 by Moody's or A- by S&P; not more than 5% of each of these Fund's total assets may be invested in fixed income securities that are unrated. Securities rated below the fourth highest grade and unrated fixed income securities have speculative characteristics and additional risks. These are described in "SPECIAL RISK FACTORS TO BE CONSIDERED" in the Prospectus. The Real Estate Fund may not invest in securities unrated or rated below the fourth highest grade. The Oregon Tax-Free Fund may invest in securities rated in the fourth highest category and above and in unrated securities the Adviser believes to be similar in investment quality to securities rated in the fourth category and above.

SPECIAL FUND
------------
EQUITY FUND
-----------
ASSET ALLOCATION FUND
---------------------

     These Funds may not:

          1. Invest an amount that exceeds 5% of the value of a Fund's total assets in the securities of any one issuer. This restriction does not apply to holdings of U.S. Government securities.

          2. Invest more than 25% of their total assets in any one industry. This restriction does not apply to holdings of U.S. Government securities.

          3.   Issue any senior securities, as defined in the 1940 Act.

          4. Purchase the securities of any issuer for the purpose of exercising control of management, and a Fund may not acquire or own more than 10% of any class of the securities of any issuer.

          5. Sell securities short unless such sales are made "against the box". The Special Fund may sell short as discussed in the Prospectus.

          6. Invest in any security that would subject a Fund to unlimited liability, although the Special Fund may sell securities short and the Special, Equity and Asset Allocation may invest in interest rate and stock market futures.

          7. Underwrite the securities of other issuers or invest more than 10% of net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, these Funds may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

          8. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under "SECURITIES OF OTHER INVESTMENT COMPANIES."

          9.   Purchase securities on margin.

          10.  Write uncovered put or uncovered call options.

          11. Purchase portfolio securities from or sell securities directly to any of a Fund's, or the Adviser's, officers, directors, or employees as a principal for their own account.

          12. Purchase or sell commodities or commodity contracts (stock index and interest rate futures will not be considered commodity contracts).

          13. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable securities, such as obligations of the Government National Mortgage Association, that are secured by real estate or interests therein or are issued by companies which invest in real estate or interests therein, such as publicly traded real estate investment trusts.

          14. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          15. Lend portfolio securities, except as described in the Statement of Additional Information under "LOANS OF PORTFOLIO SECURITIES."


          16. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements will not be deemed to be the making of a loan.

          17. Borrow money, except in the case of an emergency or as set forth in the Funds' Prospectus. In no case will a Fund's borrowing exceed one-third of the value of a Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness for money borrowed, a Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          18. Invest more than 10% of a Fund's total assets in put or call options.

          19. Invest more than 35% of a Fund's total assets in foreign securities.

          20. Invest more than 10% of a Fund's total assets in stock index futures.

          21. Invest more than 10% of its total assets in interest rate futures contracts.

SMALL CAP FUND
--------------

     The Fund may not:

          1. Invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer. This restriction does not apply to holdings of U.S. Government securities.

          2. Invest more than 25% of its total assets in any one industry. This restriction does not apply to holdings of U.S. Government securities.

          3.   Issue any senior securities, as defined in the 1940 Act.

          4. Purchase the securities of any issuer for the purpose of exercising control of management, and a Fund may not acquire or own more than 10% of any class of the securities of any issuer.

          5. Invest in any security that would subject the Fund to unlimited liability, although the Fund may invest in interest rate and stock market futures.

          6.   Underwrite the securities of other issuers.

          7. Invest more than 5% of its total assets in a combination of illiquid securities and securities of issuers, including their predecessors, which have been in existence less than three years.


          8. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under "SECURITIES OF OTHER INVESTMENT COMPANIES."

          9.   Purchase securities on margin.

          10.  Write uncovered put or uncovered call options.

          11. Purchase portfolio securities from or sell securities directly to any of a Fund's or the Adviser's, officers, directors, or employees as a principal for their own account.

          12. Purchase or sell commodities or commodity contracts (stock index and interest rate futures will not be considered commodity contracts).

          13. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable securities, such as obligations of the Government National Mortgage Association, that are secured by real estate or interests therein or are issued by companies which invest in real estate or interests therein, such as publicly traded real estate investment trusts.

          14. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          15. Lend portfolio securities, except as described in the Statement of Additional Information under "LOANS OF PORTFOLIO SECURITIES."

          16. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances will not be deemed to be the making of a loan.

          17. Borrow money, except as set forth in the Fund's Prospectus. In no case will borrowing exceed one-third of the value of the Fund's total assets immediately after any such borrowing. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness for money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          18. Invest more than 10% of the Fund's total assets in put or call options.

          19. Invest more than 35% of the Fund's total assets in foreign securities.

          20. Invest more than 10% of the Fund's total assets in any combination of stock index futures and interest rate futures contracts.

          21. Sell securities short, unless such sales are made "against the box."

          22. Purchase or retain the securities of any issuer if the officers or trustees of the Fund, its advisers or managers, owning beneficially more than one-half of 1% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer.


REAL ESTATE INVESTMENT FUND
---------------------------

     This Fund may not:

          1. With respect to at least 75% of the Fund's total assets, invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to holdings of government securities.

          2. Issue any senior securities, except as permitted by paragraph 13 below. For purposes of this restriction, the issuance of shares of stock in multiple classes or series, the purchase or sale of options, future contracts and options on future contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policy and the rules and regulations of the SEC, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph 18 below, are not deemed to be senior securities.

          3. Purchase the securities of any issuer for the purpose of exercising control of management, and the Fund may not acquire or own more than 10% of any class of the securities of any company.

          4. Sell securities short, unless such sale are made "against the box."

          5. Invest in any security that would subject the Fund to unlimited liability, although the Fund may invest in interest rate and stock market futures.


          6.   Purchase securities on margin.

          7.   Write uncovered put or uncovered call options.

          8. Purchase portfolio securities from or sell securities directly to any of a Fund's or the Adviser's, officers, directors, or employees as a principal for their own account.

          9. Purchase or sell commodities or commodity contracts (stock index and interest rate futures will not be considered commodity contracts).

          10. Purchase or sell real estate, real estate limited partnership interests, or real estate mortgages, provided that the Fund may invest in securities that are secured by real estate or interests therein and may purchase and sell mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

          11. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          12. Make loans to other persons, other than loans resulting from the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements (in conformance with the Fund's investment policy and the rules and regulations of the SEC) and the lending of portfolio securities, as described under "Loans of Portfolio
               Securities" in the Statement of Additional Information as set forth on the effective date of the Registration Statement.

          13. Borrow money, except as set forth below. The Fund may borrow money from a bank as a temporary measure for extraordinary defensive purposes in amounts not to exceed 33-1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund shall not use leverage to increase income and will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness for money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          14.  Invest more than 10% of its total assets in put or call options.

          15. Invest more than 10% of its total assets in stock index or interest rate futures.

          16. Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph 13, and then only if such pledging, mortgaging or hypothecating does not exceed 33-1/3% of the Fund's total assets taken at market value.

          17. Invest more than 5% of its total assets in "restricted securities" (I.E., securities that would be required to be registered prior to distribution to the public), excluding restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A of the Securities Act of 1933; provided, however, that no more than 15% of the Fund's total assets may be invested in restricted securities, including securities eligible for resale under Rule 144A. In addition, the Fund may invest up to 15% of its net assets in illiquid investments, which includes securities that are not readily marketable, repurchase agreements maturing in more than seven days and privately issued SMBS, based upon a determination by the Board that the SMBS is illiquid. The Board of Directors shall adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of its investments. The Board, however, will retain sufficient oversight and will be ultimately responsible for the determinations.

          18. Invest more than 25% of its total asset value in the purchase of when-issued and delayed-delivery securities.

OREGON TAX-FREE FUND

     This Fund may not:

          1. Purchase common stocks, preferred stocks, warrants, or other equity securities.

          2. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies, or instrumentalities) if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of that issuer. For purposes of this limitation, each governmental subdivision (I.E., state, territory, possession of the United States, or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities) will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the securities are backed only by its own assets and revenues. In the case of an industrial development bond, if the security is backed only by the assets and revenues of a nongovernmental user, then such nongovernmental user will be deemed to be the sole issuer. However, if an industrial development bond or governmental issue is guaranteed by a governmental or some other entity, such guaranty shall be considered a separate security issued by the guarantor as well as the nongovernmental user, subject to limited exclusions allowed by the 1940 Act.

          3. With respect to at least 50% of the Fund's total assets, purchase securities of any issuer (except securities issued or guaranteed by the United States government or its agencies or instrumentalities) if, as a result, more than 5% of the value of the

               Fund's total assets would be invested in securities of that issuer.

          4. Invest more than 10% of the Fund's total assets in securities of issuers that, with their predecessors, have a record of less than 3 years of continuous operation.

          5. Lend its funds or other assets to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies). Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning securities to broker-dealers or other institutional investors if at least 100% cash collateral is pledged and maintained by the borrower, provided such security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets.

          6. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Saturdays, Sundays, and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test. The Fund will not borrow for leverage purposes and will not make any additional investments while borrowings exceed 5% of the value of its total assets.

          7. Pledge, mortgage, or hypothecate its assets, except that, to secure borrowing permitted by paragraph six above, the Fund may pledge up to 10% of the value of its total assets.

          8. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

          9. Write, purchase, or sell puts, calls, or combinations thereof, except rights to resell municipal securities to the persons from whom they are purchased.

          10. Concentrate more than 25% of the value of its total assets in any one industry; PROVIDED HOWEVER, that, for purposes of this limitation, tax-exempt municipal securities and United States Government obligations are not considered to be part of any industry. For purposes of this restriction, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as one "industry."

          11. Purchase or retain the securities of any issuer if those individual officers or directors of the Fund, the Adviser, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

          12. Invest in securities subject to legal or contractual restrictions on resale or in repurchase agreements maturing in more than seven days if, as a result of such investment, more than 10% of the net assets of the Fund would be invested in such securities.

          13. Invest in companies for the purpose of exercising control or management.

          14. Invest in commodities or commodity futures contracts or oil, gas, or other mineral exploration or development programs or in real estate or interests therein.

          15. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under "Securities of Other Investment Companies."

          16. Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

          17.  Issue senior securities, as defined in the 1940 Act.

INCOME FUND

     This Fund may not:

          1.   Buy or sell common stock.

          2.   Issue any senior securities, as defined in the 1940 Act.

          3.   Sell securities short.

          4.   Purchase securities on margin.

          5. Purchase or sell commodities or commodity contracts (except interest rate futures contracts as defined in the Statement of Additional Information).

          6. Invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer. This restriction does not apply to holdings of U.S. Government securities.

          7. Invest more than 25% of its total assets in any one industry (except U.S. Government securities).

          8. Purchase the securities of any issuer for the purpose of exercising control of management, and the Fund may not acquire or own more than 10% of any class of the securities of any issuer.

          9. Invest in any security that would subject the Fund to unlimited liability.

          10. Underwrite the securities of other issuers or invest more than 10% of its net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, the Fund may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

          11. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under the heading "SECURITIES OF OTHER INVESTMENT COMPANIES."

          12.  Write uncovered put or uncovered call options.

          13. Purchase portfolio securities from or sell securities directly to any of the Funds', or the Adviser's, officers, directors, or employees as principal for their own account.

          14. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable fixed income securities that are secured by real estate or interests therein.

          15. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          16. Lend portfolio securities, except as described in the Statement of Additional Information under "LOANS OF PORTFOLIO SECURITIES."


          17. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements will not be deemed to be the making of a loan.

          18. Invest more than 10% of the Fund's total assets in interest rate futures.

          19. Borrow money, except in an emergency. In no case will borrowing exceed one-third of the value of the Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to 3 times the amount of its indebtedness for money borrowed, a Fund will, within 3 days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          20. Invest more than 35% of the Fund's total assets in foreign securities.

U.S. GOVERNMENT INCOME FUND

          This Fund may not:

          1.   Buy or sell common stock.

          2.   Issue any senior securities, as defined in the 1940 Act.

          3.   Sell securities short.

          4.   Purchase securities on margin.

          5. Invest in any security that would subject the Fund to unlimited liability.

          6. Underwrite the securities of other issuers or invest more than 10% of its net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, the Fund may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

          7.   Invest in securities of other investment companies.

          8.   Write uncovered put or uncovered call options.

          9. Purchase securities that are other than direct or indirect obligations of the United States Government or its agencies or instrumentalities and repurchase agreements with respect to those obligations.

          10. Borrow money, except in an emergency. In no case will borrowing exceed one-third of the value of a Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness of money borrowed, a Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          11. Purchase portfolio securities from or sell securities directly to any of the Funds', or the Adviser's, officers, directors, or employees as principal for their own account.

          12.  Purchase or sell commodities or commodity contracts.

          13. Lend portfolio securities, except as described in the Statement of Additional Information under "Loans of Portfolio Securities."


          14. Invest more than 10% of the Fund's total assets in repurchase agreements.

          15. Invest more than 25% of the Fund's total assets in government securities maturing in more than five years.

          16. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable fixed income securities that are secured by real estate or interests therein.

U.S. GOVERNMENT MONEY MARKET FUND

     This Fund may not:

          1.   Buy or sell common stock.

          2.   Issue any senior securities, as defined in the 1940 Act.

          3.   Sell securities short.

          4.   Purchase securities on margin.

          5.   Purchase or sell commodities or commodity contracts.

          6. Invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer (excluding U.S. Government securities).

          7. Invest more than 25% of its total assets in any one industry (excluding U.S. Government securities).


          8. Purchase securities that are other than direct or indirect obligations of the United States Government or its agencies or instrumentalities and repurchase agreements with respect to those obligations.

          9. Purchase the securities of any issuer for the purpose of exercising control of management, and the Fund may not acquire or own more than 10% of any class of the securities of any issuer.

          10. Invest in any security that would subject the Fund to unlimited liability.

          11. Underwrite the securities of other issuers or invest more than 10% of its net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, the Fund may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

          12.  Invest in securities of other investment companies.

          13.  Write uncovered put or uncovered call options.

          14. Purchase portfolio securities from or sell securities directly to any of the Funds', or the Adviser's, officers, directors, or employees as principal for their own account.

          15. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable securities that are secured by real estate or interests therein or are issued by companies which invest in real estate or interests therein, such as publicly traded real estate investment trusts.

          16. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          17. Lend portfolio securities, except as described in the Statement of Additional Information under "LOANS OF PORTFOLIO SECURITIES."

          18. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements will not be deemed to be the making of a loan.

          19. Borrow money, except as set forth in the Funds' Prospectus. In no case will borrowing exceed one third of the value of a Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness of money borrowed, a Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          20. Purchase any corporate debt security rated less than AA by S&P or Aa by Moody's.

          21. Purchase any debt security with a maturity in excess of one year from the date of purchase.

          22. Purchase any short-term, unsecured promissory notes of corporations, including variable amount master demand notes, which at the date of investment are rated less than A-1 by S&P or B-1 by Moody's or, if not so rated, which the Board has determined are of comparable quality to such rated securities.

SECURITIES OF OTHER INVESTMENT COMPANIES

     The Funds (other than the U.S. Government Income Fund and the U.S. Government Money Market Fund) may invest in securities of other investment companies (i.e., mutual funds), provided such investment is in connection with a merger, consolidation, reorganization, or acquisition of assets, or is permitted by Section 12 of the 1940 Act (which currently provides that no more than 10% of the total assets of a Fund may be invested in securities of other investment companies, no more than 5% of the total assets of a Fund may be invested in securities of any other single investment company, and no more than 3% of total outstanding voting stock of any one investment company may be purchased). All such securities must be acquired by a Fund in the open market in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). The issuers of investment company securities acquired by a Fund are not required to redeem such securities in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than 30 days, and a Fund will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities.


                          LOANS OF PORTFOLIO SECURITIES

     Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage or other securities transactions. Loans of portfolio securities of the Funds will be made, if at all, in strict conformity with applicable federal and state rules and regulations.

     The Funds will engage in loan transactions only if the following conditions are met: (1) a Fund must receive at least 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) a Fund must be able to terminate the loan after notice at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in the market value of the securities; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower. If a material event affecting the investment occurs, the directors or trustees of a Fund must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the directors or trustees to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions dictate.

     While there may be delays in recovery of loaned securities or even a loss of the securities loaned should the borrower default, loans will be made only to firms or broker-dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Such loan transactions are referred to in this section as "qualified loan transactions."

     The purpose of a qualified loan transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and, at the same time, to earn income on the collateral held by it. In furtherance of this purpose, the cash collateral acquired through qualified loan transactions may be invested in any obligation in which a Fund is authorized to invest in accordance with its investment objectives. The investment of the cash collateral in other obligations subjects that investment, as well as the security loaned, to market forces, i.e., capital appreciation or depreciation, just like any other portfolio security.

                     PURCHASE AND REDEMPTION OF FUND SHARES

Information concerning the purchase and redemption of each Fund's shares is set forth under "INVESTOR SERVICES" in the Funds' Prospectus. Each Fund is authorized to effect specific redemptions by distributing assets of the applicable Fund other than cash upon a determination by the Trustees or Directors that redemption in kind would prevent harm to the Fund as a whole or that an emergency situation is present. Additionally, the Funds have filed Form N-18F-1 which obligates the Funds to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of such Fund at the beginning of such period.


                        U.S. GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Fund's per share net asset value at $1.00. The U.S. Government Money Market Fund intends to maintain its net asset value at a constant one dollar per share, although there is no assurance that it will be able to do so.

     The extent of deviation between the U.S. Government Money Market Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will cause the U.S. Government Money Market Fund to take such corrective action as they regard to be necessary and appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such action may include the sale of U.S. Government Money Market Fund instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Trustees have the authority (i) to reduce or increase the number of shares outstanding on a pro rata basis, and (ii) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

                       PRICING OF SECURITIES BEING OFFERED

     The Funds are open for business each day the New York Stock Exchange is open. Each class's offering price and net asset value ("NAV") is normally calculated as of 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, on each day on which securities are traded on the NYSE.

     A class's NAV is the value of a single share. The value of a single share of a class is computed by adding that class's pro rata share of the value of the applicable Fund's investments, cash and other assets, subtracting that class's pro rata share of the value of the applicable Fund's liabilities (including accrued expenses), subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.

     Dividends receivable are treated as assets from the date on which securities go ex-dividend and interest on bonds is accrued daily.

     The value of securities listed or traded on a registered securities exchange, including over-the-counter securities, are valued at the last reported sales price on the day of the computation. Where last sale information is not available, the best bid price will be used. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. Dollars using current exchange rates. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees/Directors of the Funds. Such valuations and procedures will be reviewed periodically by the Board of Trustees/Directors of the Funds. Each Fund may retain the services of an outside pricing service to value its portfolio securities.

                              YIELD AND PERFORMANCE

     The Funds will from time to time advertise or quote their respective yields and total return performance. These figures are calculated according to SEC rules standardizing such computations and represent historical data. The investment return and principal value (except for the U.S. Government Money Market Fund) will fluctuate so that shares when redeemed may be worth more or less than their original cost.

     The Funds may, from time to time, include in such advertisements or quotes comparisons of a Fund's yield or total return performance against one or more indices of stock or bond performance. Such indices include, for example, the Standard & Poor's 500 Stock Index, Dow Jones Industrial, Value Line Rates, and the Shearson Lehman Government/Corporate Bond Index.

U.S. GOVERNMENT MONEY MARKET FUND

     Current yield is calculated by dividing the net change in the value of an account of one share during an identified seven calendar-day period by the value of the one share account at the beginning of the same period ($1.00) and multiplying that base period return by 365/7, i.e.:

net change in value of account with one share x 365 = Current
---------------------------------------------   ---   Yield
   value of account at beginning of period        7

     Compounded effective yield is calculated by daily compounding of the base period return referred to above. This calculation is made by adding 1 to the base period return, raising the sum to a number equal to 365 divided by 7, and subtracting 1 from the result, i.e.:

[(base period return + 1) 365/7]  -1 = Compounded Effective Yield


     The determination of net change in the value of an account for purposes of the U.S. Government Money Market Fund yield calculations reflects the value of additional shares purchased with income dividends from the original share, and income dividends declared on both the original share and such additional shares. The determination of net change does not reflect realized gains or losses from the sale of securities or realized appreciation or depreciation. The U.S. Government Money Market Fund includes unrealized appreciation or depreciation, as well as unrealized gains or losses, in the determination of actual daily dividends. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.

     The U.S. Government Money Market Fund's seven-day yield and effective yield as of the date of the most recent statement of assets and liabilities included in this registration statement is 4.80% and 4.92%, respectively.

YIELD

     Current yield of the Oregon Tax-Free Fund, the Income Fund and the U.S. Government Income Fund is calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period, according to the following formula:

                    YIELD = 2 [( a-b + 1)6 -1]
                                 ---
                                 cd

     Where:         a =  dividends and interest earned  during  the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d = the maximum offering price per share on the last day of the period.

     The Funds use generally accepted accounting principles in determining actual income paid, which differ in some instances from SEC rules for computing income for the above yield calculations. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.

     The Oregon Tax-Free, Income and U.S. Government Income Funds' yields for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement were 3.61%, 6.07%, and 5.26%, respectively.

     The Real Estate Fund's yield is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the Fund on the last day of such base period in accordance with the following formula:

                    YIELD = 2 [( a-b + 1)6 -1]
                                 ---
                                 cd

     Where:         a =  interest earned during the period

                    b = net expenses accrued for the period c = the average daily number of shares outstanding during the period that were entitled to receive dividends


                    d = the maximum offering price per share on the last day of the period

     For purposes of calculating interest earned on debt obligations as provided in item "a" above:

     (i) The yield to maturity of each obligation held by the Fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

     (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30-day base period.

     (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

     (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the Fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the Fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the remaining discount or premium on a security.

     The Fund's yield for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement was 2.15%.

     The Oregon Tax-Free Fund may publish a tax equivalent yield for Oregon shareholders that represents the yield that an investor would have to receive on a fully taxable investment to achieve the same after-tax results at the highest then- existing marginal combined Oregon and Federal income tax rates, calculated according to the following formula:

          Tax Equivalent Yield =    a    +   c   +  e   +  g
                                   ---      ---    ---
                                   1-b      1-d    1-f

     Where:    a =  that portion of the current yield of the Fund that is exempt from Federal and Oregon income tax.

               b = highest then-existing marginal combined Federal and Oregon income tax rate.

               c = that portion of the current yield of the Fund that is only exempt from Federal gross income tax.

               d =  highest then-existing Federal income tax rate.

               e = that portion of the current yield of the Fund that is only exempt from Oregon gross income tax.

               f =  highest then-existing Oregon income tax rate.

               g = that portion of the current yield of the Fund that is not tax exempt.

     The tax equivalent yield for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement was 7.01%.

     The Oregon Tax-Free Fund may also publish a tax equivalent yield for residents of Oregon that represents the yield that an investor would have to receive on a fully taxable investment to achieve the same after-tax results of the highest then-existing marginal Federal income tax rate, calculated according to the following formula:

                  Tax Equivalent Yield =   a    +   c
                                          ---
                                          1-b

     Where:     a = that portion of the current yield of the Fund that is exempt from Federal income tax.

                b = highest then-existing marginal Federal income tax rate

                c = that portion of the current yield of the Fund that is not tax exempt.

     The tax equivalent yield for the Oregon Tax-Free Fund, calculated according to the above formula, for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement was 5.97%.

     The U.S. Government Income Fund may publish a tax equivalent yield for residents of Oregon that represents the yield that an investor would have to receive on a fully taxable investment to achieve the same after-tax results of the highest then-existing marginal Oregon income tax rate, calculated according to the following formula:

                  Tax Equivalent Yield =   a    +   c
                                          ---
                                          1-b

     Where:     a = that portion of the current yield of the Fund that is exempt from Oregon income tax.

                b = highest then-existing marginal Oregon income tax rate


                c = that portion of the current yield of the Fund that is not tax exempt.

     The tax equivalent yield for the U.S. Government Income Fund, calculated according to the above formula, for the 30-day period ended October 31, 1997 was 5.78%.

TOTAL RETURN

     Each class of the Funds may also publish average annual total return quotations for recent one, five and ten year periods computed by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n = ERV

     Where:    P    =    a hypothetical initial payment of $1,000
               T    =    average annual total return
               n    =    number of years
               ERV  =    ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof)

     Total return figures may also be published for recent one, five and ten year periods where the total return figures represent the percentage return for the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value. Total return percentages for periods of less than one year are usually annualized.

     If a class of a Fund has been in effect less than one, five or ten years, the time period during which the registration statement has been in effect will be substituted for the period stated.


                             Average Annual Return
                                (Primary Class)

                               1 Year     5 Year     10 Year
                               ------     ------     -------
Special Fund                   26.62%     18.56%     16.96%
Equity Fund                    29.87%     18.61%     15.74%(1)
Asset Allocation Fund          20.60%     13.01%     11.32%(1)
Oregon Tax-Free Fund            6.67%      5.77%      6.96%
Income Fund                    10.25%      6.30%      7.62%(1)
U.S. Government
  Income Fund                   6.65%      4.98%      6.78%(1)
U.S. Government
  Money Market Fund             4.83%      4.14%      5.12%(1)
Small Cap Fund                 42.38%     30.42%(2)
Real Estate Fund               30.56%     16.36%(3)

  (1) Commencement of Operations January 31, 1989
  (2) Commencement of Operations February 20, 1996
  (3) Commencement of Operations April 4, 1994


                             Average Annual Return
                             (Institutional Class)

                               1 Year      5 Year
                               ------      ------
Equity Fund                    30.35%      25.98%(1)
Asset Allocation fund          21.18%      21.63%(2)
Small Cap Fund                 43.11%      39.74%(3)

  (1) Commencement of Operations October 3, 1996
  (2) Commencement of Operations October 28, 1996
  (3) Commencement of Operations October 10, 1996


OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION

     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Funds may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, a Fund's total return may be compared to averages or rankings prepared by LIPPER ANALYTICAL SERVICES, INC., a widely recognized independent service which monitors mutual fund performance; the STANDARD & POOR'S 500 STOCK INDEX, an unmanaged index of common stocks; or the DOW JONES INDUSTRIAL AVERAGE, a recognized unmanaged index of common stock of 30 industrial companies listed on the New York Stock Exchange (the "NYSE"). Additional index which a Fund's performance may be compared include Standard
& Poors Mid-Cap 400 Index, Russell 2000 Index, Wilshire 5000 Equity Index, Morgan Stanley REIT Index and the Lehman Brothers Government/Corporate Bond Index and the Saloman Bond Indices.

     In addition, the performance of the Funds may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as BARRON'S, BUSINESS WEEK, CONSUMER'S DIGEST, CONSUMER'S REPORT, FINANCIAL WORLD, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, PERSONAL FINANCE MAGAZINE, MONEY MAGAZINE, the NEW YORK TIMES, SMART MONEY, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WORTH may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources, including BLOOMBERG FINANCIAL SYSTEMS, CDA/WIESENBERGER INVESTMENT COMPANIES SERVICE, DONOGHUE'S MUTUAL FUND ALMANAC, INVESTMENT COMPANY DATA, INC., JOHNSON'S CHARTS, KANON BLOCH CARRE & CO., MICROPAL, INC., MORNINGSTAR, INC., SCHABACKER INVESTMENT MANAGEMENT, TOWERS DATA SYSTEMS and WEISENBERGER INVESTMENT COMPANIES SERVICE.

     In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature or in reports to shareholders of the Funds.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

GENERAL

     Each of the Funds intends to qualify as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), but there is no assurance that they will be able to do so. In other words, each Fund is treated as a separate entity from the other Funds in the Trust for tax purposes. In general, to qualify for this treatment, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain related income; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its taxable income and 90% of its net exempt interest income, if any, for the taxable year. If the Fund does not so qualify, it will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments made to shareholders.

     As regulated investment companies, the Funds will be taxed at regular corporate rates only on the undistributed portion of their net income and capital gains.

     If a Fund is required to pay federal income taxes on any retained Net Capital Gain (i.e., the excess of net long-term capital gains over net short-term capital losses and any capital loss carryover), that Fund may elect to treat such gain as having been distributed to its shareholders. The election will cause such amounts to be taxed to the shareholders. Each shareholder may claim a credit against his income taxes equal to such shareholder's proportionate share of the federal income tax liability that is paid by that Fund, and will generally be entitled to increase the adjusted tax basis of his shares in that Fund by the difference between his pro rata share of such gains and his tax credit.

     The Code requires a regulated investment company to pay a nondeductible 4% excise tax if such company does not distribute at least 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end. The tax is generally applied against the excess of this required distribution over the amount actually distributed. The Funds intend to distribute an amount of income and capital gains that is sufficient to avoid imposition of the 4% excise tax.

     The value of any shares redeemed by the Funds or repurchased or otherwise sold may be more or less than the shareholder's tax basis in the shares at the time the redemption, repurchase or sale is made. Any gain or loss will generally be taxable for federal income tax purposes. Any loss realized on the sale, redemption or repurchase of shares of the Funds that have been held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any net long-term capital gains distributions received by the shareholder with respect to such shares. Losses on the redemption or on the sale of shares of the Funds are not deductible if, and to the extent that, within a period beginning 30 days before the date of the redemption or sale and ending 30 days after such date, the taxpayer acquires other Fund shares.

     The writing of call options and other investment techniques and practices which some Funds may utilize, as described in the Prospectus under "Fundamental Policies," may create "straddles" for United States federal income tax purposes and may affect the character and timing of the recognition of gains and losses by such Funds. Such transactions may increase the amount of short-term capital gain realized by such Funds, which is taxed as ordinary income when distributed to shareholders.

     Dividends paid by the Funds will qualify for the dividends-received deductions for corporations to the extent they are derived from dividends paid by domestic corporations.

     Distributions, if any, of net long-term capital gains from the sale of the Funds' securities are taxable to shareholders of the Funds at capital gains rates, regardless of the length of time the shareholder has owned shares of the Funds and regardless of whether the distributions are reinvested in shares of the Funds.

     The Funds are required by federal law to obtain from each of their shareholders certification of the shareholder's correct taxpayer identification number and certain other information. If a shareholder fails to certify such number or to provide the necessary information to the Funds, or if the Funds receive certain notices from the Internal Revenue Service, the Funds will be required to withhold and pay to the United States Treasury 31% of any reportable dividends or interest paid to such shareholder.

OREGON TAX-FREE FUND

     If the Oregon Tax-Free Fund does not qualify as a regulated investment company under the Code, it will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments made to shareholders and will be unable to pay "exempt interest dividends," as discussed in the Prospectus.

     From time to time, proposals have been introduced before Congress and the Internal Revenue Service for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, including private activity bonds. It is likely that similar proposals will be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio could be adversely affected. In such event, the Fund would re-evaluate its investment objectives and policies and consider recommending to its shareholders changes in the structure of the Fund.

     Section 147 of the Code prohibits exemption from taxation of interest on certain governmental obligations paid to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. "Substantial user" is generally defined to include a "nonexempt person" who is entitled to use more than 5% of a facility financed from the proceeds of industrial development bonds. No investigation as to the substantial users of the facilities financed by bonds in the Fund's portfolio will be made by the Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Fund.

     Each distribution is accompanied by a brief explanation of the form and character of the distribution. The Fund provides each shareholder with an annual statement of the federal income tax status of all distributions, including a statement of percentage of the prior year's distributions designated by the Fund to be treated as tax-exempt interest or long-term capital gain. The dollar amounts of tax-exempt and taxable dividends and distributions paid by the Fund that are reported annually to shareholders will vary for each shareholder, depending upon the size and duration of the shareholder's investment in the Fund. To the extent that the Fund derives investment income from taxable interest, it intends to designate as the actual taxable income the same percentage of each day's dividend as the actual taxable income bears to the total investment income earned on that day. The percentage of the dividend designated as taxable (if any), therefore, may vary from day to day.

     Individuals, trusts, and estates who or which are residents of the state of Oregon will not be subject to the Oregon personal income tax on distributions from the Fund representing tax-exempt interest paid on municipal securities issued by the State of Oregon and its political subdivisions. Distributions to Oregon residents representing earnings of the Fund from sources other than such tax-exempt interest will be subject to the Oregon personal income tax. In addition, the Fund anticipates that all distributions from the Fund, from any source, to corporations subject to the Oregon Corporation excise tax will be subject to that tax. For purposes of the Oregon personal income tax and the Oregon corporate excise tax, income from Fund distributions of interest paid on municipal securities issued by a state, other than Oregon, and its political subdivisions will be reduced by interest on indebtedness incurred to carry such securities and expenses incurred to produce such income.

     The Oregon Corporate Excise Tax Act generally taxes corporations on income received from municipal securities, including those issued by the state of Oregon and its political subdivisions. Since this Fund is a trust, it would generally be subject to such a tax. However, the Oregon Department of Revenue has adopted an administrative rule (Oregon Administrative Rule 150.317,010(10)) which provides that a registered investment company may deduct from its income an amount equal to the exempt interest dividends paid to its shareholders. The Fund expects to distribute substantially all of its interest income as dividends to its shareholders and, therefore, does not expect to be liable for Oregon Corporate Excise tax.

     Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying "exempt interest dividends," such as the Fund, is not deductible by the investor. Under rules used by the Internal Revenue Service, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. In addition, under Sections 265 and 291 of the Code, certain financial institutions acquiring shares may be subject to a reduction in the amount of interest expense that would otherwise be allowable as a deduction for federal income tax purposes.

FOREIGN TAXES

     Certain Funds may be subject to foreign withholding taxes which would reduce the yield on their investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is expected that shareholders of the Funds who are subject to United States federal income tax will not be entitled to claim a federal income tax credit or deduction for foreign taxes paid by the Funds.

     Gains and losses realized by any of the Funds on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gains or losses are attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gains and will be reduced by the net amount, if any, of such foreign exchange losses.

     If any of the Funds purchases shares in certain foreign investment entities, called "passive foreign investment companies", it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such share, even if such income is distributed as a taxable dividend by such Fund to its shareholders. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders in respect of deferred taxes arising from such distributions or gains.

     If any of the Funds were to invest in a passive foreign investment company with respect to which the Fund elected to make a "qualified electing fund" election, in lieu of the foregoing requirement, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to such Fund.

OTHER TAX INFORMATION

     The information above is only a summary of some of the tax consequences generally affecting each Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders of a Fund may be subject to state and local personal property taxes. Investors should consult their tax advisors to determine whether a Fund is suitable for their particular tax situation.


                            _________________________
                            SPECIAL INVESTOR SERVICES
                            _________________________

     SYSTEMATIC WITHDRAWAL PLAN. A shareholder owning or purchasing shares of any Fund having a total value of $5,000 or more may participate in a systematic withdrawal plan providing regular monthly payments in the amount of $100 or more (the "Systematic Withdrawal Plan"). An application form containing details of the Systematic Withdrawal Plan is available upon request from State Street Bank and Trust Company (the "Transfer Agent"), the Funds' transfer agent. The Plan is voluntary and may be terminated at any time by the shareholders.

     Income dividends and capital gain distributions on shares of the Funds held in a Systematic Withdrawal Plan are automatically reinvested in additional shares of the relevant Fund at net asset value. A Systematic Withdrawal Plan is not an annuity and does not and cannot protect against loss in declining markets. Amounts paid to a shareholder from the Systematic Withdrawal Plan represent the proceeds from redemptions of Fund shares, and the value of the shareholder's investment in a Fund will be reduced to the extent that the payments exceed any increase in the aggregate value of the shareholder's shares (including shares purchased through reinvestment of dividends and distributions). If a shareholder receives payments that are greater than the appreciation in value of his or her shares, plus the income earned on the shares, the shareholder may eventually withdraw his or her entire account balance. This will occur more rapidly in a declining market. For tax purposes, depending upon the shareholder's cost basis and date of purchase, each withdrawal will result in a capital gain or loss. See "DIVIDENDS, DISTRIBUTIONS AND TAXES" in this Statement of Additional Information and "TAXES" in the Funds' Prospectus.

     The Funds offer certain shareholder services, which are designed to facilitate investment in their shares. Each of the options is described in the Funds' Prospectus. All of these special services may be terminated by either the Funds or the shareholder without any prior written notice.

     SYSTEMATIC EXCHANGE PLAN. The Systematic Exchange Plan allows you to make regular, systematic exchanges of at least $100 from one Crabbe Huson Fund account into another Crabbe Huson Fund account. By setting up the plan, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase shares of a second Crabbe Huson Fund. An exchange transaction is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

     To participate in the Systematic Exchange Plan, you must have an initial account balance of $2,000 in the first account and at least $2,000 in the second account. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the plan will be terminated. You may also terminate the plan by calling or writing the Fund. Once participation in the plan has been terminated for any reason, to reinstate the plan you must do so in writing; simply investing additional funds will not reinstate the plan.


                               ___________________
                               GENERAL INFORMATION
                               ___________________


     Each of the Funds (other than the Special Fund) is a series of Crabbe Huson Funds, an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated October 14, 1995. On November 28, 1995, its name was changed by an amendment to the Declaration of Trust from the Crabbe Huson Mutual Funds Group to Crabbe Huson Funds. The Small Cap Fund commenced business as part of the trust in February, 1996. The remainder of the Funds were Oregon corporations prior to a reorganization which was completed September 30, 1996. The Special Fund was incorporated under Oregon law on January 29, 1987. Prior to February 23, 1993, the Special Fund was called the "Crabbe Huson Growth Fund." Prior to May 28, 1996, the Oregon Tax-Free Fund was called the "Crabbe Huson Oregon Municipal Bond Fund."


     The beneficial interests in the Trust are divided into shares, all without par value of one class. The Trustees have the authority from time to time to divide the shares into two or more series and further into sub-series or classes. The Trust currently has eight series: Small Cap Fund; Real Estate Investment Fund; Equity Fund; Asset Allocation Fund; Oregon Tax-Free Fund; Income Fund; U.S. Government Income Fund and U.S. Government Money Market Fund. The Small Cap Fund, Equity Fund and Asset Allocation Fund are further divided into classes: the Primary Class, the Adviser Class and the Institutional Class. Only the Primary Class and the Institutional Class are currently being offered for sale to the public.

     The assets of the Trust received from the sale or issue of shares of each Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to such Fund, and constitute the underlying assets of such Fund. The underlying assets of each Fund are segregated on the books of account, and are to be charged with the liabilities with respect to such Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Fund, except where allocations of direct expense can otherwise be fairly made. The Board of Trustees has the power to determine which expenses are allocable to all of the Funds. Expenses of the Small Cap, Equity and Asset Allocation Funds are further allocated among the Primary Class and the Institutional Class pursuant to a Rule 18f-3 Plan adopted by the Trustees. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class the underlying assets of such Fund available for distribution.

     In each matter submitted to a vote of the shareholders of the Trust, each shareholder shall be entitled to one vote for each dollar of net asset value held by the shareholder. Each series will vote separate from another series, except as required by the 1940 Act, in which case the series may vote together. As to a matter which does not affect the interests of a particular series or class, only the holders of shares of the one or more affected series or class shall be entitled to vote. Dividends, distributions and redemptions of shares of the Trust are to be paid as set forth in the Prospectus. Shareholders do not have preemptive rights or any conversion rights. Liquidation of a Fund must be approved by two-thirds of the outstanding voting securities of that Fund.

     The Special Fund has an authorized capital of 100 million shares of common stock. All shares of the Special Fund are of the same class. Shareholders of the Special Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of the Special Fund vote on the election of directors and any other matter submitted to a shareholder vote. Shares issued are fully paid and nonassessable, and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared, and in the net assets upon liquidation or dissolution after satisfaction of outstanding liabilities.

                                     _______
                                     COUNSEL
                                     _______

     The law firm of Davis Wright Tremaine, Portland, Oregon, will pass on certain legal matters in connection with the issuance of shares of the Funds and will also act as counsel to the Funds and as counsel to the Adviser and the Distributor in connection with their relationship with the Funds and certain matters.


                                    ________
                                    AUDITORS
                                    ________

     KPMG Peat Marwick LLP, Portland, Oregon, acts as the Funds' independent auditors. In such capacity, KPMG Peat Marwick LLP performs the annual audit of each Fund's financial statements and assists in the preparation of tax returns.

             _______________________________________________________
             CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
             _______________________________________________________

     Investors Fiduciary Trust Co. serves as the custodian (the "Custodian") of the Funds' cash and securities. State Street Bank and Trust Company serves as the Funds' transfer agent and dividend-disbursing agent (the "Transfer Agent"). Boston Financial Data Services serves as the Transfer Agent's Servicing Agent in carrying out the Transfer Agent's responsibilities to the Funds. The Transfer Agent processes requests for the purchase or redemption of a Fund's shares, sends statements of ownership to shareholders, and performs other administrative duties on behalf of the Funds. Neither the Custodian nor the Transfer Agent plays any role in establishing the investment policies of the Funds or in determining which securities are to be purchased or sold by the Funds. All fees and expenses of the Custodian and the Transfer Agent are paid by the Funds. For its custodial services to the Funds, the Custodian receives monthly fees based upon the Funds' month-end, aggregate net asset value, plus certain charges for securities transactions. For its services as transfer agent and dividend-disbursing agent, the Transfer Agent receives fees from the Funds based upon the number of shareholder accounts maintained and the number of transactions effected. The Custodian and the Transfer Agent are also reimbursed by the Funds for out-of-pocket expenses, including the expense of clerical and administrative services provided to the Funds.

     The Distributor and the Funds have also entered into various shareholder servicing agreements in which certain broker-dealers, financial institutions, depository institutions, and other financial intermediaries (collectively, "Financial Intermediaries") have agreed to perform certain sub-transfer agent and shareholder servicing functions on behalf of the Funds for clients and customers of such Financial Intermediaries who beneficially own shares in the Funds. The fees paid to such Financial Intermediaries will vary depending upon the services provided.


                        ________________________________
                        ADDITIONAL INFORMATION REGARDING
                        CERTAIN INVESTMENTS BY THE FUNDS
                        ________________________________

GOVERNMENT SECURITIES

     The taxable fixed-income obligations in which the Funds may invest on a short-term basis may include obligations issued or guaranteed by the United States government, its agencies, instrumentalities, or authorities. Any such obligations in which the Funds invest will consist of bills, notes, and bonds issued by the United States Treasury or obligations issued by other agencies of the United States Government. Examples of other government agencies in whose obligations the Funds may invest include Federal Home Loan Intermediate Credit banks, Federal Land Banks, Federal Home Loan Banks, and the Federal National Mortgage Association. Obligations issued by the United States Treasury are guaranteed by the full faith and credit of the United States Government. Obligations issued by other federal agencies are direct obligations of such agencies and are not guaranteed by the United States Government.

MUNICIPAL SECURITIES (Oregon Tax-Free Fund)

     The term "municipal securities," as used in this Statement of Additional Information, means obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, or instrumentalities or multi-state agencies, or authorities. These obligations are issued to fund various public projects (such as construction of airports, highways, bridges, schools, and housing), refund outstanding municipal obligations, obtain funds for general operating expenses, and for loans to other public institutions and facilities. Municipal securities are of varying maturities and differ in investment quality, depending upon the credit worthiness of the obligation's issuer.

     The two principal classifications of municipal securities are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy general taxes.

     One type of revenue bond is the "private activity bond" (formerly referred to as "industrial development bonds"). These obligations are issued by a governmental or quasi-governmental issuer, but all or a major portion of the proceeds realized upon the sale of these obligations are used, directly or indirectly, to fund the trade or business of a private enterprise, generally by financing the acquisition of a facility to be used by that enterprise. The payment of principal and interest on private activity bonds is dependent on the ability of the private enterprise to meet those obligations and is usually secured by an interest in the financed facility or in payments, such as lease payments, received with respect to that property. The issuer of the bonds does not pledge its full credit and taxing power for the payment of principal and interest. Under current federal income laws, the interest received on certain small issues and obligations used to finance certain exempt facilities which may be leased to or used by persons other than the issuer is exempt from federal income tax. The Oregon Tax-Free Fund intends to purchase tax-exempt private activity bonds if, in the opinion of the Adviser, such obligations are appropriate for the Fund's securities portfolios. No limit has been placed upon the amount of private activity bonds that may be purchased by the Oregon Tax-Free Fund, and a significant percentage of the Oregon Tax-Free Fund's total assets may be invested in such obligations. However, no more than 25% of the Oregon Tax-Free Fund's total assets may be invested in private activity bonds where the payment of principal and interest is the ultimate responsibility of companies within the same industry.


                            ________________________
                            SPECIAL INVESTMENT RISKS
                            ________________________

     FOREIGN SECURITIES. The Special, Small Cap, Equity, Asset Allocation and Income Funds may invest up to 35% of their total assets in foreign securities, which may or may not be traded on an exchange. These Funds may purchase securities issued by issuers in any country. Securities of foreign companies are frequently denominated in foreign currencies, and these Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. As a result, these Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and they may incur expenses in connection with conversion between various currencies. Subject to their investment restrictions, these Funds may invest in other investment companies that invest in foreign securities. These Funds do not expect to invest more than 5% of their respective assets in such investment companies.

     Foreign securities may be subject to foreign government taxes that would reduce the income yield on such securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of any foreign withholding taxes would reduce the income the affected Fund received from any foreign investments.

     Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of the issuer, difficulty of predicting international trade patterns, and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations or of the United States Government. In addition, the net asset value of these Funds is determined and shares of these Funds can be redeemed only on days during which securities are traded on the NYSE. However, foreign securities held by these Funds may be traded on Saturdays or other holidays when the NYSE is closed. Accordingly, the net asset value of these Funds may be significantly affected on days when an investor has no access to these Funds.

     In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, or confiscatory taxation, which could affect investment in those countries.

     FUTURES CONTRACTS. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's Composite Index of 500 Stocks (S&P 500) or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     PURCHASE PUT AND CALL OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.
If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy, if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     COMBINED POSITIONS. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

     OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. A fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.


                              ____________________
                              FINANCIAL STATEMENTS
                              ____________________


     Following are the financial statements for the Funds.

THE CRABBE HUSON SPECIAL FUND, INC.
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                               COMMON STOCKS - 87.0%
-----------------------------------------------------------------------------------
BASIC MATERIALS - 13.2%
      464,400   Century Aluminum Co................................   $  7,314,300
      291,300   Huntco Inc. - Class A..............................      4,078,200
      457,700   *Ispat International NV(a).........................     11,585,531
      734,800   Longview Fibre Co..................................     11,664,950
    4,927,400   *Lytton Minerals, Ltd.(a)..........................      9,793,590
      373,800   Oregon Steel Mills, Inc............................      7,873,163
                                                                     --------------
                                                                        52,309,734
                                                                     --------------
COMMUNICATIONS - 0.7%
       50,600   *Brooks Fiber Properties...........................      2,827,275
                                                                     --------------
CONSUMER CYCLICALS - 8.8%
      904,800   *Bombay Company,...................................      5,485,350
      153,900   Cato Corp. - Class A...............................      1,317,769
    1,077,200   *Oakley, Inc.......................................     10,637,350
    1,132,100   *Phillips-VanHeusen................................     16,132,425
       39,900   *Synthetic.........................................      1,117,200
                                                                     --------------
                                                                        34,690,094
                                                                     --------------
CONSUMER STAPLES - 3.0%
      702,100   *Fleming Companies.................................     11,847,937
                                                                     --------------
ENERGY - 8.6%
      578,300   *Enserch Exploration...............................      5,204,700
      648,500   *Forest Oil Corp...................................     12,240,438
      748,200   Snyder Oil Corp....................................     16,553,925
                                                                     --------------
                                                                        33,999,063
                                                                     --------------
FINANCIAL - 3.2%
      503,200   *Arcadia Financial Ltd.............................      4,560,250
      387,100   *Pico Holdings,....................................      2,419,375
      253,300   *Risk Capital Holdings,............................      5,762,575
                                                                     --------------
                                                                        12,742,200
                                                                     --------------
HEALTHCARE - 20.1%
    1,225,500   *Coventry Corp.....................................     17,080,406
      781,700   Integrated Health Services.........................     24,818,975
    1,226,900   *Mid Atlantic Medical..............................     17,866,731
    1,010,500   *Sun Healthcare Group,.............................     20,083,688
                                                                     --------------
                                                                        79,849,800
                                                                     --------------

THE CRABBE HUSON SPECIAL FUND, INC.
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------

INDUSTRIALS - 15.9%
    1,108,500   Battle Mountain Gold...............................   $  6,789,563
      183,800   *Flanders Corp.....................................      1,470,400
    2,142,200   *Laidlaw Environmental Services....................     10,844,887
      518,563   *Motivepower Industries............................     13,806,740
      731,300   *Pegasus Gold, Inc.................................      3,382,263
      895,500   Wabash National Corp...............................     26,753,062
                                                                     --------------
                                                                        63,046,915
                                                                     --------------
REAL ESTATE INVESTMENT TRUST - 1.2%
      270,500   *Catellus Development Corp.........................      4,649,219
                                                                     --------------
TECHNOLOGY - 3.2%
      169,700   *Actel Corp........................................      2,534,894
      231,400   *Input/Output, Inc.................................      6,204,412
      329,200   *Mentor Graphics Corp..............................      3,600,625
       28,000   *Mylex Corp........................................        241,500
                                                                     --------------
                                                                        12,581,431
                                                                     --------------
TRANSPORTATION - 9.1%
      766,900   Hunt (JB) Transportation Services, Inc.............     11,791,087
      310,600   *Landstar System, Inc..............................      7,765,000
      608,900   *Yellow Corp.......................................     16,706,694
                                                                     --------------
                                                                        36,262,781
                                                                     --------------

Total Common Stocks                                                    344,806,449
                                                                     --------------
  (Cost $264,156,561)
                           SHORT TERM INVESTMENTS - 9.7%
-----------------------------------------------------------------------------------
DISCOUNT NOTE - 3.8%
 $ 15,000,000   Federal Home Loan Bank 5.680% 11/03/97(b)..........     14,995,333
                                                                     --------------
INVESTMENT COMPANY - 0.5%
    1,997,194   SSgA Money Market Fund 5.450%**....................      1,997,194
                                                                     --------------

THE CRABBE HUSON SPECIAL FUND, INC.
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       SHORT TERM INVESTMENTS - (CONTINUED)
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.4%
 $ 21,543,554   State Street Bank and Trust Company***(c) 5.000%
                  11/03/97.........................................   $ 21,543,554
                                                                     --------------

Total Short Term Investments                                            38,536,081
                                                                     --------------
  (Cost $38,536,081)

Total Investments - 96.7%                                              383,342,530
                                                                     --------------
  (Cost $302,692,642)****
                          SECURITIES SOLD SHORT - (18.1%)
-----------------------------------------------------------------------------------
COMMON STOCKS
FINANCIAL - (2.7%)
       86,600   *Citicorp..........................................    (10,830,412)
                                                                     --------------
TECHNOLOGY - (15.4%)
       81,800   *America Online, Inc...............................     (6,298,600)
      303,625   *Compaq Computers Corp.............................    (19,356,094)
      317,500   *Dell Computer Corp................................    (25,439,687)
      138,850   *Gartner Group, Inc. - Class A.....................     (3,922,513)
      113,600   *Tellabs, Inc......................................     (6,134,400)
                                                                     --------------
                                                                       (61,151,294 )
                                                                     --------------

Total Securities Sold Short - (18.1%)                                  (71,981,706 )
                                                                     --------------
  (Proceeds $42,672,214)(d)

Other Assets and Liabilities, Net - 21.4%(e)                            84,974,426
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $ 396,335,250
                                                                     --------------
                                                                     --------------

  *  Non-income producing security.
 **  Rate reflects 7 day yield as of October 31, 1997.
***  The repurchase agreement, dated 10/31/97, $21,543,554 due 11/03/97, is collateralized by $21,815,000 U.S. Treasury Note, 6.125%, maturing 3/31/98, with a market value of $21,978,613.
**** The aggregate cost for federal income tax purposes is $303,066,709.
     Aggregate gross unrealized appreciation is $86,558,369 and the aggregate gross unrealized depreciation is $6,282,548, resulting in net unrealized appreciation of $80,275,821.
(a)  American Depository Receipt.
(b)  Rate reflects purchase yield to maturity.
(c)  Security segregated to collateralize short sales.
(d) The aggregate proceeds for federal income tax purposes is $39,635,262. Aggregate gross unrealized appreciation is $763,660 and the gross unrealized depreciation is $33,110,104, resulting in net unrealized depreciation of $32,346,444.
(e) Includes $27,171,830 of assets segregated to collateralize short sales.
See accompanying notes to financial statements.

CRABBE HUSON SMALL CAP FUND

INVESTMENT OBJECTIVE: PROVIDE LONG-TERM CAPITAL APPRECIATION THROUGH A DIVERSIFIED PORTFOLIO OF CAREFULLY SELECTED STOCKS WITH SMALL MARKET CAPITALIZATIONS. THE FUND MAY HOLD UP TO 100% OF ITS ASSETS IN EQUITY SECURITIES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
CRABBE HUSON SMALL CAP FUND AND THE RUSSELL 2000 INDEX
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                           Small Cap  Russell 2000
Begin                                                       $ 10,000       $10,000
1996                                                        $ 11,020       $11,662
1997                                                        $ 15,690       $15,082
Total Return
1 Year:                                                       42.38%
Life of Fund:                                                 30.42%
Fund Inception: 2/16/96

        HISTORICAL RESULTS ARE FOR THE PRIMARY CLASS OF SHARES AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE INSTITUTIONAL CLASS OF SHARES RETURNED 43.11% FOR THE FISCAL YEAR AND 39.74% ON AN ANNUALIZED BASIS SINCE INCEPTION ON 10/10/96. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE SMALL CAP FUND WITH THE RUSSELL 2000 INDEX, WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF STOCKS; THE SMALL CAP FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

In fiscal year 1997, the Small Cap Fund would have been hard-pressed to perform any better. Returning 42.38% for the reporting period, the fund easily beat the 29.33% and 30.46% posted respectively by the Russell 2000 Index and NASDAQ Composite. The Small Cap Fund's institutional class of shares returned 43.11% for the fiscal year.

The portfolio was strong out of the gate in the first fiscal quarter, but it then was held in check by an incredibly difficult small-cap market that led up to the mid-year point. Still, true to its contrarian fashion, the fund stayed ahead of the indices, closing the first half of the year in front of its nearest benchmark by more than 10%.

As the environment calmed through the summer and into the early fall, the fund's above-average performance continued to benefit from investors' greater participation in the undervalued segment of the stock market. As part of a well-diversified portfolio, the health care, transportation, and telecommunications industries were major contributors to performance. The fund also benefited from a number of takeovers of companies held in the portfolio.

We expect that interest in undervalued small cap stocks will continue, unless the confidence of the overall market is undermined. In that regard, since the valuation levels of the general market are at or near historic highs, we believe our best protection is to maintain our careful buy/sell disciplines, whereby we purchase out-of-favor contrarian stocks and, once they return to market favor, sell them to a reasonable, defined value buyer. At present, 24% of assets in the broad category of basic materials and industrials, 11% each in consumer cyclicals and technology, and 8.3% in health care highlight our industry concentration.

Because of strict adherence to our disciplines and the positive cash flows into the fund, we have at times experienced some difficulty in maintaining a fully invested posture. However, we think the dynamic market will continue to present opportunities for us to put new cash to work in a manner that will help us produce strong results. If the bear does emerge from hibernation and the broader market's performance recedes, we believe the fund is well positioned to weather the downturn in a way that will produce comparatively good results.

      [SIGNATURE]                   [SIGNATURE]
James E. Crabbe                     John W. Johnson, CFA

CRABBE HUSON SMALL CAP FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                               COMMON STOCKS - 74.9%
-----------------------------------------------------------------------------------
BASIC MATERIALS - 12.7%
      186,500   Century Aluminum Co................................   $  2,937,375
      133,000   Huntco Inc. - Class A..............................      1,862,000
      142,800   *Ispat International NV (a)........................      3,614,625
    2,128,300   *Lytton Minerals, Ltd. (a).........................      4,230,161
       87,200   *Oregon Steel Mills, Inc...........................      1,836,650
                                                                     --------------
                                                                        14,480,811
                                                                     --------------
COMMUNICATIONS - 1.5%
       15,200   *Brooks Fiber Properties...........................        849,300
       24,600   *Iridium World Communications......................        924,038
                                                                     --------------
                                                                         1,773,338
                                                                     --------------
CONSUMER CYCLICALS - 11.0%
      249,400   *Bombay Company, Inc...............................      1,511,988
      115,500   *Boston Chicken, Inc...............................      1,032,281
      115,200   Cato Corp. - Class A...............................        986,400
      333,000   *Oakley, Inc.......................................      3,288,375
      305,500   Phillips-Van Heusen................................      4,353,375
       49,400   *Synthetic Industries..............................      1,383,200
                                                                     --------------
                                                                        12,555,619
                                                                     --------------
CONSUMER STAPLES - 1.0%
       64,700   *Fleming Companies.................................      1,091,813
                                                                     --------------
ENERGY - 5.6%
      142,800   *Forest Oil Corp...................................      2,695,350
       41,200   Snyder Oil Corp....................................        911,550
      111,900   Western Gas Resources..............................      2,762,531
                                                                     --------------
                                                                         6,369,431
                                                                     --------------
FINANCIAL - 4.8%
      256,300   *Arcadia Financial Ltd. (a)........................      2,322,719
       47,000   *CB Commercial Real Estate.........................      1,762,500
       61,400   *Risk Capital Holdings, Inc........................      1,396,850
                                                                     --------------
                                                                         5,482,069
                                                                     --------------
HEALTHCARE - 8.3%
      151,600   *Coventry Corp.....................................      2,112,925
       16,600   *Integrated Health Services........................        527,050
      146,200   *Isolyser Company, Inc.............................        443,169
      284,500   *Mid Atlantic Medical Services.....................      4,143,031
      115,600   *Sun Healthcare Group, Inc.........................      2,297,550
                                                                     --------------
                                                                         9,523,725
                                                                     --------------

CRABBE HUSON SMALL CAP FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
INDUSTRIALS - 11.3%
      482,700   Battle Mountain Gold...............................   $  2,956,537
       93,200   *Flanders Corp.....................................        745,600
      680,400   *Laidlaw Environmental Services....................      3,444,525
      422,000   *Pegasus Gold, Inc.................................      1,951,750
      126,500   Wabash National Corp...............................      3,779,188
                                                                     --------------
                                                                        12,877,600
                                                                     --------------
TECHNOLOGY - 11.0%
       66,500   *Actel Corp........................................        993,344
      146,800   *CCC Information Services..........................      2,734,150
       61,400   *Checkpoint Systems................................        982,400
       87,000   *Input/Output, Inc.................................      2,332,687
      284,300   *Mentor Graphics Corp..............................      3,109,531
      208,100   *Mylex Corp........................................      1,794,863
       65,000   *Picturetel Corp...................................        601,250
                                                                     --------------
                                                                        12,548,225
                                                                     --------------
TRANSPORTATION - 7.7%
      292,600   Hunt (JB) Transportation Services, Inc.............      4,498,725
       33,900   Knightsbridge Tankers Ltd..........................      1,017,000
       86,000   *Landstar System, Inc..............................      2,150,000
       42,200   *Yellow Corp.......................................      1,157,862
                                                                     --------------
                                                                         8,823,587
                                                                     --------------
Total Common Stocks                                                     85,526,218
                                                                     --------------
  (Cost $75,704,680)
                          SHORT TERM INVESTMENTS - 25.1%
-----------------------------------------------------------------------------------
DISCOUNT NOTE - 22.7%
 $ 25,890,000   Federal Home Loan Bank 5.680%** 11/03/97...........     25,881,945
                                                                     --------------
INVESTMENT COMPANY - 2.4%
    2,771,384   SSgA Money Market Fund 5.450%***...................      2,771,384
                                                                     --------------
Total Short Term Investments                                            28,653,329
                                                                     --------------
  (Cost $28,653,329)
Total Investments - 100.0%                                             114,179,547
  (Cost $104,358,009)****
Other Assets and Liabilities, Net - 0.0%                                    38,729
                                                                     --------------
TOTAL NET ASSETS - 100.0%                                            $ 114,218,276
                                                                     --------------
                                                                     --------------

  *  Non-income producing security.
 **  Rate reflects purchase yield to maturity.
***  Rate reflects 7 day yield as of October 31, 1997.
**** The aggregate cost for federal income tax purposes is identical.
     Aggregate gross unrealized appreciation is $13,490,867 and the aggregate gross unrealized depreciation is $3,669,329, resulting in net unrealized appreciation of $9,821,538.
(a)  American Depository Receipt
See accompanying notes to financial statements.

CRABBE HUSON ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE: PRESERVATION OF CAPITAL, CAPITAL APPRECIATION AND INCOME THROUGH A PORTFOLIO OF STOCKS, FIXED INCOME SECURITIES, CASH AND CASH EQUIVALENTS. THE FUND CAN HOLD AS MUCH AS 75% OR AS LITTLE AS 20% OF ITS ASSETS IN COMMON STOCKS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
CRABBE HUSON ASSET ALLOCATION FUND THE S&P 500 AND THE
         LEHMAN BROTHERS GOVT/CORP BOND INDEX
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                         Asset Allocation    S&P 500    Lehman Bros
Begin                                                            $ 10,000   $ 10,000       $ 10,000
1989                                                             $ 10,690   $ 11,739       $ 11,156
1990                                                             $ 10,006   $ 10,863       $ 11,763
1991                                                             $ 12,462   $ 14,498       $ 13,578
1992                                                             $ 13,864   $ 15,920       $ 15,006
1993                                                             $ 16,766   $ 18,296       $ 17,052
1994                                                             $ 17,212   $ 19,002       $ 16,260
1995                                                             $ 19,450   $ 24,024       $ 18,888
1996                                                             $ 21,192   $ 29,816       $ 19,906
1997                                                             $ 25,418   $ 39,381       $ 21,660
Annualized Total Return
1 Year:                                                            20.60%
5 Year:                                                            13.01%
Life of Fund:                                                      11.32%
Fund Inception: 1/31/89

        HISTORICAL RESULTS ARE FOR THE PRIMARY CLASS OF SHARES AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE INSTITUTIONAL CLASS OF SHARES RETURNED 21.18% FOR THE FISCAL YEAR AND 21.63% ON AN ANNUALIZED BASIS SINCE INCEPTION ON 10/28/96. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE ASSET ALLOCATION FUND WITH THE S&P 500 AND LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDICES, WHICH ARE UNMANAGED, BROAD-BASE INDICES OF STOCKS AND BONDS, RESPECTIVELY; THE ASSET ALLOCATION FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDICIES PRESENTED HERE ARE NOT MANAGED, DO NOT INCUR EXPENSES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDICES INCURRED TYPICAL OPERATING EXPENSES, THEIR PERFORMANCE WOULD HAVE BEEN LOWER.

The Crabbe Huson Asset Allocation Fund, our medium-risk portfolio, returned 20.60% for fiscal year 1997, compared to advances of 32.08% for the S&P 500 Index and 8.81% for the Lehman Brothers Government/Corporate Bond Index. The fund's institutional class of shares showed a gain of 21.18% for the year. As of the date of this report, the Asset Allocation Fund holds 58% of its assets in stocks, 40% in bonds, and the residual 2% in cash.

As was the case for most of Crabbe Huson's equity portfolios, the stock side of the fund struggled against the dominance of the top tier of stocks in the S&P
500. Our belief in late April was that these leadership stocks eventually would have to slow, and indeed they did with late May's sudden shift in preference. As previously ignored equities began to rotate back into the market's favor, our stocks rapidly picked up steam.

We continue to adhere to our contrarian philosophy, seeking out stocks not loved by the crowd but nonetheless offering attractive valuations and interesting stories. Since April 30, the fund's equities are up by more than 30%, approximately double the return of the S&P 500. We've seen excellent participation from our positions in industrials, telecommunications, and technology, the top three areas of concentration for the equity side during the last six months. Going forward, we'll maintain a cautiously optimistic stance for stock performance, recognizing the potential danger for fallout if expectations are not realized from an already inflated market. While a market decline over a short period of time might take our stocks lower as well, we hope that by focusing on stocks already out of favor and not in the mainstream, we will not see our portfolio decline as sharply during a protracted down market.

On the bond side, we're mindful of the increasingly tenuous nature of the global economy and of the possibility of a new deflationary trend, both of which could be hard on low-quality bonds. Accordingly, we're keeping the fixed income position concentrated in high-quality issues. Performance has not lagged of late, and indeed it has been assisted by our insistence on quality: During the fourth fiscal quarter, our bond position outperformed the Lehman Brothers Government/Corporate Bond Index, rising 2.64% versus the index's 2.04%.

The overall strength of stocks has caused asset allocation funds to fall out of favor over the last few years. Though stocks tend to outperform bonds over the long term, stock valuations have reached a level at which bonds are becoming more attractive on a relative basis.

As an illustration of the potential attractiveness of bonds, consider that for the last 70-plus years (January 1, 1926 through June 30, 1997), stocks have outperformed bonds by only 4.50% on an annualized basis -- not a very large spread. For the two and a half years from January 1, 1995 to June 30, 1997, however, that differential widened to more than 23%. Certainly, we know that stocks can potentially return more than bonds, but for this differential to persist over the life of a 30-year bond, a rough calculation tells us that stocks would have to double in value every 2.4 years, an unlikely scenario. We think the gap will narrow.

Unless bonds fully close that gap and then go on to outperform the stock market (also unlikely), then equities still must get the nod as the preferred vehicle for long-term performance. But bonds presumably provide a stabilizing element in a portfolio, a sort of insurance policy. The opportunity cost of such insurance has been high in recent years, but investors shouldn't lose sight of the basic need for insurance in portfolios -- a need that may grow as the stock market continues to soar above long-term average returns.

         [SIGNATURE]                [SIGNATURE]
Richard S. Huson, CFA               John E. Maack, Jr., CFA

      [SIGNATURE]                   [SIGNATURE]
Marian L. Kessler                   Robert E. Anton

     [SIGNATURE]
Garth R. Nisbet, CFA

CRABBE HUSON ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                          FIXED INCOME SECURITIES - 39.5%
-----------------------------------------------------------------------------------
AGENCIES - 5.6%
 $  1,000,000   Federal Home Loan Bank 5.850% 2/21/06..............   $    985,730
      900,000   Federal National Mortgage Association 6.080%
                  9/25/00..........................................        904,410
    1,200,000   Federal National Mortgage Association 8.250%
                  12/18/00.........................................      1,278,924
      925,000   Federal National Mortgage Association 5.875%
                  2/02/06..........................................        913,336
      800,000   Interamerican Development Bank 6.125% 3/08/06......        800,000
    1,500,000   Student Loan Marketing Association Treasury Inverse
                  Floater 4.820%** 2/11/98.........................      1,492,485
      550,000   Tennessee Valley Authority 6.125% 7/15/03..........        545,875
                                                                     --------------
                                                                         6,920,760
                                                                     --------------
ASSET-BACKED - 0.4%
      500,000   Green Tree Financial 6.540% 7/15/19................        504,709
                                                                     --------------
COLLATERALIZED MORTGAGE OBLIGATION - 0.2%
      247,668   Greenwich Capital Acceptance Inc. GNMA 1993
                  (Principal Only) - Class B-1 (Amortized Yield to
                  Maturity) 6.459% 1/26/15.........................        242,947
                                                                     --------------
CORPORATE BONDS - 9.6%
      500,000   GMAC 8.000% 10/01/99...............................        516,875
      550,000   Upjohn Co. 5.875% 4/15/00..........................        548,625
      600,000   Pepsico, Inc. 5.875% 6/01/00.......................        597,750
      400,000   American Express Credit 6.500% 8/01/00.............        404,000
      800,000   Ford Motor Credit 6.250% 11/08/00..................        802,000
      600,000   WMX Technologies 6.700% 5/01/01....................        607,500
      755,000   GMAC 9.000% 10/15/02...............................        843,713
      600,000   IBM Corp. 7.250% 11/01/02..........................        627,750
      550,000   JP Morgan & Co. 7.625% 9/15/04.....................        585,750
      550,000   Pacific Bell 6.250% 3/01/05........................        544,500
      550,000   Anheuser Busch 7.000% 9/01/05......................        567,875
      660,000   US West Communications 6.625% 9/15/05..............        674,025
      550,000   Bear Stearns Co. 6.875% 10/01/05...................        561,687
      550,000   Snap-On, Inc. 6.625% 10/01/05......................        563,750
      975,000   Walt Disney Co. 6.750% 3/30/06.....................        993,281
      700,000   Teleport Communications 9.875% 7/01/06.............        767,375
      550,000   Eli Lilly 8.375% 12/01/06..........................        627,000
      600,000   AT&T Corp. 7.750% 3/01/07..........................        651,750
      550,000   GTE South 6.000% 2/15/08...........................        532,813
                                                                     --------------
                                                                        12,018,019
                                                                     --------------

CRABBE HUSON ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES - 5.6%
 $     60,195   Federal Home Loan Mortgage Corp Pool #281037 9.250%
                  11/01/16.........................................   $     63,780
      683,528   Federal Home Loan Mortgage Corp Pool #303033 9.000%
                  4/01/17..........................................        723,863
    1,181,094   Federal Home Loan Mortgage Corp Pool #C80344 7.500%
                  9/01/25..........................................      1,206,536
    1,232,183   Federal Home Loan Mortgage Corp Pool #D65456 7.000%
                  11/01/25.........................................      1,237,888
    1,896,142   Federal Home Loan Mortgage Corp Pool #C80409 8.000%
                  6/01/26..........................................      1,964,196
    1,765,358   Federal Home Loan Mortgage Corp Pool #C00495 7.000%
                  1/01/27..........................................      1,773,603
                                                                     --------------
                                                                         6,969,866
                                                                     --------------
U.S. GOVERNMENT BONDS - 18.1%
      745,000   U.S. Treasury Note 6.000% 6/30/99..................        749,231
    5,970,000   U.S. Treasury Note 5.875% 7/31/99..................      5,989,343
    5,410,000   U.S. Treasury Bond 6.000% 2/15/26..................      5,255,382
    3,490,000   U.S. Treasury Bond 6.750% 8/15/26..................      3,743,514
      530,000   U.S. Treasury Bond 6.500% 11/15/26.................        553,134
    3,805,000   U.S. Treasury Bond 6.625% 2/15/27..................      4,030,028
    2,210,000   U.S. Treasury Bond 6.375% 8/15/27..................      2,275,858
                                                                     --------------
                                                                        22,596,490
                                                                     --------------

Total Fixed Income Securities                                           49,252,791
                                                                     --------------
  (Cost $47,626,295)
                               COMMON STOCKS - 57.5%
-----------------------------------------------------------------------------------
BASIC MATERIALS - 8.1%
       15,900   Asarco, Inc........................................        435,263
      100,500   *Bethlehem Steel Corp..............................      1,005,000
       37,300   Freeport McMoran Copper - Class B..................        890,538
       21,900   International Paper Co.............................        985,500
       63,400   Louisiana Pacific Corp.............................      1,331,400
       37,428   Lyondell Petrochemical.............................        959,093
       13,300   Mead Corp..........................................        804,650
       55,100   *National Steel Corp. - Class B....................        909,150
       31,813   Newmont Mining Corp................................      1,113,455
       43,900   Placer Dome, Inc...................................        680,450
       19,500   *USG Corp..........................................        920,156
                                                                     --------------
                                                                        10,034,655
                                                                     --------------

CRABBE HUSON ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
COMMUNICATIONS - 8.9%
       28,800   *Airtouch Communications...........................   $  1,112,400
       20,121   Bell Atlantic Corp.................................      1,607,165
       33,503   *Cox Communications, Inc. - Class A................      1,030,217
       85,300   *LCI International, Inc............................      2,207,138
       16,400   Reuters Holdings PLC(a)............................      1,078,300
       44,979   *Tele-Communications Inc. - Group A................      1,031,715
       25,721   *Tele-Communications Ventures - Group A............        593,181
       95,650   *U.S. West Media Group.............................      2,415,162
                                                                     --------------
                                                                        11,075,278
                                                                     --------------
CONSUMER CYCLICALS - 9.5%
       19,000   Cooper Tire & Rubber...............................        402,562
       27,800   *Costco Companies, Inc.............................      1,070,300
       15,100   First Brands Corp..................................        385,050
       30,100   Ford Motor Co......................................      1,314,994
       30,300   Hasbro Inc.........................................        878,700
       42,800   International Game Technology......................      1,094,075
       41,700   Limited, Inc.......................................        982,556
       16,000   McDonald's Corp....................................        717,000
        3,900   Nike, Inc. - Class B...............................        183,300
       38,600   *Outback Steakhouse, Inc...........................      1,044,613
       59,900   Rubbermaid, Inc....................................      1,441,344
       35,600   *Saks Holdings, Inc................................        760,950
       10,100   Sears Roebuck & Co.................................        422,937
       33,900   *Toys R Us, Inc....................................      1,154,719
                                                                     --------------
                                                                        11,853,100
                                                                     --------------
CONSUMER STAPLES - 3.7%
       26,600   American Greetings Corp. - Class A.................        922,688
       37,200   Deluxe Corp........................................      1,218,300
       32,200   *General Nutrition Companies.......................      1,014,300
       12,500   Quaker Oats........................................        598,437
       47,700   Tyson Food, Inc. - Class A.........................        900,338
                                                                     --------------
                                                                         4,654,063
                                                                     --------------
ENERGY - 6.1%
       26,400   Burlington Resources, Inc..........................      1,291,950
       85,842   *Enserch Explorations..............................        772,578
       29,200   *Gulf Indonesia Resources, Ltd.(a).................        613,200
       40,400   McDermott International, Inc.......................      1,467,025
       23,300   *Noble Drilling Corp...............................        828,606
       51,900   Union Pacific Resources Group......................      1,278,037
       61,100   Union Texas Petroleum Holdings, Inc................      1,390,025
                                                                     --------------
                                                                         7,641,421
                                                                     --------------

CRABBE HUSON ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
HEALTHCARE - 3.6%
       38,700   *Amgen Inc.........................................   $  1,905,975
       33,100   *Chiron Corp.......................................        637,175
       49,000   *Medpartners, Inc..................................      1,246,437
       20,800   Pharmacia & Upjohn, Inc............................        660,400
                                                                     --------------
                                                                         4,449,987
                                                                     --------------
INDUSTRIALS - 4.3%
       26,000   Cincinnati Milacron, Inc...........................        721,500
       28,100   Crown Cork & Seal Co. Inc..........................      1,266,256
       40,700   *Detroit Diesel Corp...............................        839,438
       16,800   Fluor Corp.........................................        690,900
       37,400   New Holland NV(a)..................................      1,063,562
       35,200   Waste Management, Inc..............................        822,800
                                                                     --------------
                                                                         5,404,456
                                                                     --------------
REAL ESTATE INVESTMENT TRUST - 0.4%
       12,800   Spieker Properties, Inc............................        500,800
                                                                     --------------
TECHNOLOGY - 6.3%
       21,700   Adobe Systems, Inc.................................      1,036,175
       22,400   AMP, Inc...........................................      1,008,000
       13,400   *Cisco Systems, Inc................................      1,099,219
       44,900   Electronic Data Systems Corp.......................      1,737,069
       16,900   Hewlett-Packard Co.................................      1,042,519
       33,000   *National Semiconductor Corp.......................      1,188,000
           72   *Siebel Systems, Inc...............................          2,920
       46,300   *Silicon Graphics..................................        680,031
                                                                     --------------
                                                                         7,793,933
                                                                     --------------
TRANSPORTATION - 4.9%
        8,800   *AMR Corp..........................................      1,024,650
        9,400   Burlington Northern Santa Fe.......................        893,000
       36,700   *Gulfstream Aerospace Corp.........................      1,064,300
       46,700   *Northwest Airlines Corp. - Class A................      2,101,500
       30,900   Southwest Airlines.................................      1,008,113
                                                                     --------------
                                                                         6,091,563
                                                                     --------------

CRABBE HUSON ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
UTILITIES - 1.7%
       40,100   Pacificorp.........................................   $    869,669
       50,500   PG & E Corp........................................      1,290,906
                                                                     --------------
                                                                         2,160,575
                                                                     --------------

Total Common Stocks                                                     71,659,831
                                                                     --------------
  (Cost $62,001,199)
                          SHORT TERM INVESTMENTS - 20.8%
-----------------------------------------------------------------------------------
DISCOUNT NOTE - 2.4%
 $  2,999,067   Federal Home Loan Bank 5.680% 11/03/97***..........      2,999,067
                                                                     --------------
INVESTMENT COMPANY - 0.4%
      435,435   SSgA Money Market Fund 5.450%(b)...................        435,435
                                                                     --------------
OTHER INVESTMENTS - 18.0%
   22,421,779   Navigator Securities Lending Trust-Prime Portfolio
                  5.650%(b)(c).....................................     22,421,779
                                                                     --------------

Total Short Term Investments                                            25,856,281
                                                                     --------------
  (Cost $25,856,281)
Total Investments - 117.8%                                             146,768,903
  (Cost $135,483,775)(d)
Other Assets and (Liabilities), Net - (17.8%)                          (22,211,127 )
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $ 124,557,776
                                                                     --------------
                                                                     --------------

  *  Non-income producing security.
 ** Inverse floater represents a security that pays interest at a rate that increases (decreases) in the same magnitude as a decline (increase) in the 10-year Constant Maturity Treasuries rate minus 180 basis points.
***  Rates reflect purchase yield to maturity.
(a)  American Depository Receipt
(b)  Rate reflects 7 day yield as of October 31, 1997.
(c) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of October 31, 1997, the market value of the securities on loan is $22,128,473.
(d) The aggregate cost for federal income tax purposes is $135,714,272. Aggregate gross unrealized appreciation is $13,223,351 and the aggregate gross unrealized depreciation is $2,168,720 resulting in net unrealized appreciation of $11,054,631.
See accompanying notes to financial statements.

CRABBE HUSON EQUITY FUND

INVESTMENT OBJECTIVE: TO PROVIDE LONG-TERM CAPITAL APPRECIATION THROUGH A DIVERSIFIED PORTFOLIO OF WIDELY AND ACTIVELY TRADED COMMON STOCKS WITH MEDIUM TO LARGE MARKET CAPITALIZATIONS. THE FUND MAY HAVE UP TO 100% OF ITS ASSETS INVESTED IN COMMON STOCKS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                         IN
 THE CRABBE HUSON EQUITY FUND AND THE S&P 500 INDEX
  (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                         Equity    S&P 500
Begin                                                  $ 10,000   $ 10,000
1989                                                   $ 10,500   $ 11,739
1990                                                    $ 8,928   $ 10,863
1991                                                   $ 13,610   $ 14,498
1992                                                   $ 15,309   $ 15,920
1993                                                   $ 19,886   $ 18,296
1994                                                   $ 21,455   $ 19,002
1995                                                   $ 24,323   $ 24,024
1996                                                   $ 27,675   $ 29,816
1997                                                   $ 35,942   $ 39,381
Annualized Total Return
1 Year:                                                  29.87%
5 Year:                                                  18.61%
Life of Fund:                                            15.74%
Fund Inception: 1/31/89

        HISTORICAL RESULTS ARE FOR THE PRIMARY CLASS OF SHARES AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE INSTITUTIONAL CLASS OF SHARES RETURNED 30.35% FOR THE FISCAL YEAR AND 25.98% ON AN ANNUALIZED BASIS SINCE INCEPTION ON 10/3/96. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE EQUITY FUND WITH THE S&P 500 INDEX, WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF STOCKS; THE EQUITY FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

For fiscal year 1997, the Crabbe Huson Equity Fund returned a very solid 29.87%, lagging slightly the 32.08% return posted by its comparative benchmark, the S&P 500 Index. The fund's institutional class of shares gained 30.35% for the year.

During the second half of the fiscal year, the fund gained roughly 26% (almost 11% better than the S&P 500 Index), an impressive short-term run. While the last year has been another good one for stocks, it was marked by two important phenomena. First, there was an increase in volatility; second, investor preference shifted away from the largest stocks, allowing a broader list of names to provide performance. One can't ask for a better contrarian scenario. The shift in preferences set the stage for our stocks to perform well: We held a strong selection of equities from very good companies, particularly in the mid-cap value area, and they thrived on the new attention.

The third fiscal quarter was particularly rewarding as the trend strengthened further. We closed that quarter well ahead of the index, thanks especially to good performance from the fund's concentration in industrial and telecommunication issues. The fourth quarter wasn't as spectacular, but even with an essentially unchanged result by the end of October, the fund finished ahead of the index, which lost ground for the last three months of the year. The portfolio's industry concentrations remained roughly the same in the fourth fiscal quarter.

Several recent surveys of investor attitudes indicate that the stock market returns of the past few years are now expected as the norm. We can't let this observation pass without comment. The stock market returns of the past five years have been nothing short of extraordinary and have been supported by a near-perfect economy (some commentators even have resorted to calling the strong economic picture a "Goldilocks economy"). Though valuations for our own stock market are at historically high levels, we're beginning to see economic turmoil in Asia. If that commotion spreads to other parts of the world, the resulting shortfall in expectations could be very damaging. We certainly don't expect investors' love affair with stocks to end overnight, but if they do elect to put assets elsewhere, the overall market could see a downturn.

Rarely, in our opinion, has there been a more suitable time for including the contrarian style as a section of your portfolio, not only for the sake of long-term performance but also as a short-term cushion against a downturn. Our cautiously optimistic stance isn't an easy one to manage, but it's one we believe is essential for success in the next fiscal year.

         [SIGNATURE]                [SIGNATURE]
Richard S. Huson, CFA               John E. Maack, Jr., CFA

      [SIGNATURE]                   [SIGNATURE]
Marian L. Kessler                   Robert E. Anton

CRABBE HUSON EQUITY FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                               COMMON STOCKS - 98.6%
-----------------------------------------------------------------------------------
BASIC MATERIALS - 14.5%
       84,600   Asarco, Inc........................................   $  2,315,925
      539,300   *Bethlehem Steel Corp..............................      5,393,000
      199,300   Freeport McMoran Copper - Class B..................      4,758,288
      128,400   International Paper Corp...........................      5,778,000
      382,800   Louisiana-Pacific Corp.............................      8,038,800
      216,517   Lyondell Petrochemical.............................      5,548,248
       76,500   Mead Corp..........................................      4,628,250
      327,300   *National Steel Corp. - Class B....................      5,400,450
      194,830   Newmont Mining Corp................................      6,819,050
      269,800   Placer Dome, Inc...................................      4,181,900
      118,000   *USG Corp..........................................      5,568,125
                                                                     --------------
                                                                        58,430,036
                                                                     --------------
COMMUNICATIONS - 14.5%
      162,000   *Airtouch Communications...........................      6,257,250
       43,803   Bell Atlantic Corp.................................      3,498,765
      201,919   *Cox Communications, Inc. - Class A................      6,209,009
      472,400   *LCI International, Inc............................     12,223,350
      100,700   Reuters Holdings PLC(a)............................      6,621,025
      258,616   *Tele-Communications Inc. - Group A................      5,932,000
      147,884   *Tele-Communications Ventures Group A..............      3,410,579
      579,000   *U.S. West Media Group.............................     14,619,750
                                                                     --------------
                                                                        58,771,728
                                                                     --------------
CONSUMER CYCLICALS - 15.7%
      112,000   Cooper Tire & Rubber...............................      2,373,000
      171,500   *Costco Companies, Inc.............................      6,602,750
       86,100   First Brands Corp..................................      2,195,550
      190,000   Ford Motor Company.................................      8,300,625
      173,800   Hasbro Incorporated................................      5,040,200
      168,200   International Game Technology......................      4,299,612
      241,500   Limited, Inc.......................................      5,690,344
       89,300   McDonald's Corp....................................      4,001,756
       15,900   Nike Inc. Class B..................................        747,300
      206,000   *Outback Steakhouse, Incorporated..................      5,574,875
      331,600   Rubbermaid, Inc....................................      7,979,125
       71,400   *Saks Holdings Inc.................................      1,526,175
       50,200   Sears Roebuck & Co.................................      2,102,125
      209,500   *Toys R Us, Inc....................................      7,136,094
                                                                     --------------
                                                                        63,569,531
                                                                     --------------
CONSUMER STAPLES - 6.7%
      162,600   American Greetings Corp. - Class A.................      5,640,188
      203,600   Deluxe Corp........................................      6,667,900
      197,600   *General Nutrition Companies.......................      6,224,400
       79,000   Quaker Oats........................................      3,782,125

CRABBE HUSON EQUITY FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
CONSUMER STAPLES - (CONTINUED)
      258,200   Tyson Foods, Inc. - Class A........................   $  4,873,525
                                                                     --------------
                                                                        27,188,138
                                                                     --------------
ENERGY - 10.1%
      141,800   Burlington Resources, Inc..........................      6,939,337
      497,809   *Enserch Exploration...............................      4,480,281
      237,200   McDermott International, Inc.......................      8,613,325
      147,800   *Noble Drilling Corp...............................      5,256,138
      304,800   Union Pacific Resources Group, Inc.................      7,505,700
      353,200   Union Texas Petroleum Holdings, Inc................      8,035,300
                                                                     --------------
                                                                        40,830,081
                                                                     --------------
HEALTHCARE - 5.1%
      117,000   *Amgen, Inc........................................      5,762,250
      194,100   *Chiron Corp.......................................      3,736,425
      288,300   *Medpartners, Inc..................................      7,333,631
      118,100   Pharmacia & Upjohn, Inc............................      3,749,675
                                                                     --------------
                                                                        20,581,981
                                                                     --------------
INDUSTRIALS - 7.7%
      184,100   Cincinnati Milacron, Inc...........................      5,108,775
      135,000   Crown Cork & Seal Co. Inc..........................      6,083,437
      241,900   *Detroit Diesel Corp...............................      4,989,188
      103,000   Fluor Corp.........................................      4,235,875
      220,700   New Holland NV(a)..................................      6,276,156
      188,200   Waste Management Technologies, Inc.................      4,399,175
                                                                     --------------
                                                                        31,092,606
                                                                     --------------
REAL ESTATE INVESTMENT TRUST - 0.9%
       97,100   Spieker Properties, Inc............................      3,799,038
                                                                     --------------
TECHNOLOGY - 11.1%
      116,600   Adobe Systems, Inc.................................      5,567,650
      138,700   AMP, Inc...........................................      6,241,500
       84,000   *Cisco Systems, Inc................................      6,890,625
      234,800   Electronic Data Systems Corp.......................      9,083,825
       90,900   Hewlett-Packard Co.................................      5,607,394
      200,700   *National Semiconductor Corp.......................      7,225,200
          388   *Siebel Systems, Inc...............................         15,692
      274,300   *Silicon Graphics..................................      4,028,781
                                                                     --------------
                                                                        44,660,667
                                                                     --------------
TRANSPORTATION - 9.3%
       55,300   *AMR Corp..........................................      6,438,994
       58,400   Burlington Northern Santa Fe.......................      5,548,000
      237,300   *Gulfstream Aerospace Corp.........................      6,881,700
      274,800   Northwest Airlines Corp. - Class A.................     12,366,000
      189,300   Southwest Airlines.................................      6,175,912
                                                                     --------------
                                                                        37,410,606
                                                                     --------------

CRABBE HUSON EQUITY FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
UTILITIES - 3.0%
      224,400   Pacificorp.........................................   $  4,866,675
      287,400   PG & E Corp........................................      7,346,663
                                                                     --------------
                                                                        12,213,338
                                                                     --------------
Total Common Stocks                                                    398,547,750
                                                                     --------------
  (Cost $341,352,178)
                           SHORT TERM INVESTMENTS - 9.1%
-----------------------------------------------------------------------------------
DISCOUNT NOTES** - 1.7%
FEDERAL HOME LOAN BANK - 1.7%
 $  7,000,000   5.680% 11/03/97....................................      6,997,822
        5,000   5.119% 11/13/97....................................          4,991
                                                                     --------------
                                                                         7,002,813
                                                                     --------------
INVESTMENT COMPANY - 0.2%
      815,870   SSgA Money Market Fund 5.450%***...................        815,870
                                                                     --------------
OTHER INVESTMENTS - 7.2%
   29,057,823   Navigator Securities Lending Trust-Prime Portfolio
                  5.650% (b)***....................................     29,057,823
                                                                     --------------
Total Short Term Investments                                            36,876,506
                                                                     --------------
  (Cost $36,876,506)
Total Investments - 107.7%                                             435,424,256
  (Cost $378,228,684)****
Other Assets and (Liabilities), Net - (7.7%)                           (31,293,130 )
                                                                     --------------
TOTAL NET ASSETS - 100.0%                                            $ 404,131,126
                                                                     --------------
                                                                     --------------

  *  Non-income producing security.
 **  Rates reflect purchase yield to maturity.
***  Rate reflects 7 day yield as of October 31, 1997.
**** The aggregate cost for federal income tax purposes is $379,955,191.
     Aggregate gross unrealized appreciation is $67,361,795 and the aggregate gross unrealized depreciation is $11,892,730, resulting in net unrealized appreciation of $55,469,065.
(a)  American Depository Receipt
(b) Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of October 31, 1997, the market value of the securities on loan is $28,231,399.
See accompanying notes to financial statements.

CRABBE HUSON REAL ESTATE INVESTMENT FUND

INVESTMENT OBJECTIVE: TO PROVIDE CURRENT INCOME AND POTENTIAL CAPITAL APPRECIATION THROUGH EQUITY SECURITIES OF REAL ESTATE INVESTMENT TRUSTS (REITS) AND OTHER REAL ESTATE INDUSTRY COMPANIES. UNDER NORMAL CIRCUMSTANCES, AT LEAST 75% OF THE FUND WILL BE INVESTED IN SUCH SECURITIES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
CRABBE HUSON REAL ESTATE INVESTMENT FUND AND THE MORGAN
      STANLEY REAL ESTATE INVESTMENT TRUST INDEX
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                              REIF   Morgan Stanley
Begin                                                     $ 10,000         $ 10,000
1994                                                       $ 9,675          $ 9,515
1995                                                      $ 10,479         $ 10,550
1996                                                      $ 13,140         $ 13,226
1997                                                      $ 17,021         $ 17,654
Annualized Total Return
1 Year:
Life of Fund:                                               30.56%
Fund Inception: 4/1/94                                      16.36%

        HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE REAL ESTATE INVESTMENT FUND WITH THE MORGAN STANLEY REIT INDEX, WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF REAL ESTATE INVESTMENT TRUST SECURITIES; THE REAL ESTATE INVESTMENT FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

The Real Estate Investment Fund finished its second consecutive year of outstanding returns, closing the reporting period with a return of 30.56%, trailing the 33.48% gain of the Morgan Stanley REIT Index.

Interestingly, the REIT market's behavior closely mirrored that of the stock market for the last year: both markets displayed consolidation trends for the first half of the fiscal year, leading to strong performance for the indices. Market interest broadened in the spring, allowing the portfolio to close the gap with the indices.

A favorable interest rate environment and positive investor sentiment have made for dynamic times in the REIT industry, and investors have responded with their dollars. The flow of funds into the REIT market has grown steadily over the last six to 12 months (except during the final week of October). We believe this trend will continue as more investors become comfortable with REITs as an option for portfolio diversification.

In addition, the market's final half of the year was marked by its growing maturity, as characterized by heady consolidation and offering activity. As

REITs play a rapidly growing role in both the investment and real estate development/management industries, we look for more doors to open for interested investors.

Performance for the Real Estate Investment Fund benefited significantly from the broadening trend that developed during the second half of the year. Apartments and office sectors were primary areas of concentration for the portfolio, as they were at the time of our last report. We also owned a significant number of retail-oriented REITs. Many of these companies have not participated in the strong progress of the real estate sector and now, to us, represent solid value.

The mini-panic of late October had a mixed impact on the REIT market. At the time, there were significant new offerings in the process of coming to market, offerings that were mostly unaffected by the drop in the stock market. Existing issues, however, were negatively impacted somewhat, and the new offerings have slightly slowed a rebound. Toward the end of 1997, though, real estate companies will begin to close their books for the year. The rate of new offerings should slow to a crawl, helping to refocus investors' attention on existing issues. Going forward, we think the market will shake off any lasting effects of the stock market downturn and will reflect underlying fundamentals, which look very strong. We also believe that the combination of lower interest rates and the current strength of the bond market will be positive for the REIT market in the coming months.

We're pleased with the performance of this fund over the last three-plus years and are confident that the real estate market will continue to present mutual fund investors with competitive performance and an added degree of portfolio diversification.

         [SIGNATURE]
Richard S. Huson, CFA

CRABBE HUSON REAL ESTATE INVESTMENT FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                               COMMON STOCKS - 91.0%
-----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST - 91.0%
APARTMENT - 25.0%
      10,600    Ambassador Apartments, Inc.........................   $    227,237
      45,600    Evans Withycombe Residential.......................      1,151,400
      14,500    Merry Land & Investment Co.........................        316,281
      60,400    Oasis Residential, Inc.............................      1,351,450
      16,500    Pacific Gulf Properties, Inc.......................        373,313
      27,675    Post Properties, Inc...............................      1,001,489
      68,500    Security Capital Atlantic..........................      1,494,156
       8,905    *Security Capital Atlantic Rights..................         42,855
      28,700    Smith Charles Residential..........................        979,388
      47,700    Summit Properties, Inc.............................        986,794
      46,006    United Dominion Realty Trust.......................        638,333
                                                                     --------------
                                                                         8,562,696
                                                                     --------------
LODGING - 5.4%
      13,700    Boykin Lodging Trust, Inc..........................        365,619
      20,650    FelCor Suite Hotels, Inc...........................        756,306
       3,519    *Homestead Village, Inc............................         56,304
      35,000    RFS Hotel Investors, Inc...........................        686,875
                                                                     --------------
                                                                         1,865,104
                                                                     --------------
MALLS - 5.8%
      30,740    Simon DeBartolo Group, Inc.........................        951,019
      81,950    Taubman Centers, Inc...............................      1,024,375
                                                                     --------------
                                                                         1,975,394
                                                                     --------------
OFFICE/INDUSTRIAL - 33.9%
      38,700    CarrAmerica Realty Corp............................      1,153,744
       9,600    Cousin Properties, Inc.............................        301,200
      67,000    Equity Office Properties Trust.....................      2,047,687
      18,200    Highwoods Properties, Inc..........................        627,900
      56,600    Kilroy Realty Corp.................................      1,499,900
      53,100    Liberty Property Trust.............................      1,486,800
      52,000    Prentiss Properties................................      1,478,750
      62,218    Security Capital Industrial........................      1,528,230
      20,000    *Security Capital Industrial Rights................        640,000
      28,100    Weeks Corp.........................................        843,000
                                                                     --------------
                                                                        11,607,211
                                                                     --------------
TRIPLE NET LEASE - 0.7%
       7,700    CCA Prison Realty Trust............................        265,650
                                                                     --------------
OUTLET CENTERS - 11.3%
      15,900    Horizon Group, Inc.................................        211,669
     130,400    Prime Retail, Inc..................................      1,947,850

CRABBE HUSON REAL ESTATE INVESTMENT FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST - (CONTINUED)
OUTLET CENTERS - (CONTINUED)
      59,700    Tanger Factory Outlet Center.......................   $  1,701,450
                                                                     --------------
                                                                         3,860,969
                                                                     --------------
SHOPPING CENTER - 6.4%
      78,950    Glimcher Realty Trust..............................      1,751,703
      23,200    Kranzco Realty Trust...............................        450,950
                                                                     --------------
                                                                         2,202,653
                                                                     --------------
STORAGE - 2.5%
      17,800    Shurgard Storage...................................        502,850
      13,500    Storage Trust Realty...............................        345,094
                                                                     --------------
                                                                           847,944
                                                                     --------------

Total Common Stocks                                                     31,187,621
                                                                     --------------
  (Cost $26,971,024)
                          SHORT TERM INVESTMENTS - 23.4%
-----------------------------------------------------------------------------------
DISCOUNT NOTE - 6.4%
  $2,200,000    Federal Home Loan Bank 5.680% 11/03/97(a)..........      2,199,316
                                                                     --------------
INVESTMENT COMPANY - 0.3%
     102,281    SSgA Money Market Fund 5.450%**....................        102,281
                                                                     --------------
OTHER INVESTMENTS - 16.7%
   5,714,731    Navigator Securities Lending Trust-Prime Portfolio
                  5.650%(**)***....................................      5,714,731
                                                                     --------------

Total Short Term Investments                                             8,016,328
                                                                     --------------
  (Cost $8,016,328)

Total Investments - 114.4%                                              39,203,949
  (Cost $34,987,352)****
Other Assets and (Liabilities), Net - (14.4)%                           (4,945,397 )
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $  34,258,552
                                                                     --------------
                                                                     --------------

  *  Non-income producing security.
 **  Rate reflects 7 day yield as of October 31, 1997.
*** Investment of collateral received for securities loaned in Navigator Securities Lending Trust-Prime Portfolio. As of October 31, 1997, the market value of the securities on loan is $5,496,673.
**** The aggregate cost for federal income tax purposes is $34,987,713.Aggregate gross unrealized appreciation is $4,349,186 and the aggregate gross unrealized depreciation is $132,950, resulting in net unrealized appreciation of $4,216,236.
(a)  Rate reflects purchase yield to maturity.
See accompanying notes to financial statements.

CRABBE HUSON OREGON TAX-FREE FUND

INVESTMENT OBJECTIVE: TO PROVIDE CAPITAL PRESERVATION AND A HIGH LEVEL OF CURRENT INCOME BY INVESTING AT LEAST 80% OF ITS ASSETS IN TAX-EXEMPT MUNICIPAL BONDS ISSUED BY THE STATE OF OREGON AND ITS POLITICAL SUBDIVISIONS. TYPICALLY, THE ONLY TAXABLE INCOME EARNED BY THE FUND IS THROUGH OVERNIGHT INTEREST ON TEMPORARY CASH. SHARES OF THE FUND ARE AVAILABLE ONLY TO RESIDENTS OF THE STATE OF OREGON.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                         IN
   THE CRABBE HUSON OREGON TAX-FREE FUND AND THE
    LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX
  (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                        OR Tax-Free    Lehman Bros
Begin                                                      $ 10,000       $ 10,000
1984                                                       $ 10,150       $ 10,339
1985                                                       $ 11,452       $ 12,161
1986                                                       $ 14,018       $ 14,575
1987                                                       $ 13,744       $ 14,515
1988                                                       $ 15,396       $ 16,046
1989                                                       $ 16,423       $ 17,057
1990                                                       $ 17,409       $ 18,367
1991                                                       $ 19,123       $ 20,365
1992                                                       $ 20,368       $ 21,989
1993                                                       $ 22,550       $ 24,601
1994                                                       $ 22,085       $ 23,531
1995                                                       $ 24,439       $ 27,025
1996                                                       $ 25,278       $ 28,565
1997                                                       $ 26,964       $ 30,688
Annualized Total Return
1 Year: 6.67%
5 Year: 5.77%
Life of Fund: 7.87%
Fund Inception: 10/4/84

        HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE OREGON TAX-FREE FUND WITH THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF BONDS; THE OREGON TAX-FREE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

The Oregon Tax-Free(1) Fund's return for fiscal year 1997 was 6.67%. This compares to the 8.49% return of the Lehman Brothers Municipal Bond Index (index average maturity: 10 years).

The fund's comparison to the index is useful for context; however, it's not an entirely accurate gauge because the index is a composite of municipal bonds from every state, not just from Oregon. Further, the index often includes bonds of lower quality, while the Oregon Tax-Free Fund owns only investment-grade issues. Our content focuses on quality: 60% of our bonds either are rated AAA or are pre-refunded in U.S. Treasury obligations.

At present, the fund's weighted average maturity stands at 10 years (many municipal bond funds keep average maturities in the 10- to 15-year range). The fund's average maturity is slightly longer that what it was at the fiscal half-year mark. We have extended the maturity to enhance the yield provided by the fund

-------------------
(1) Shareholders may be subject to capital gains, ordinary income and alternative minimum taxes. Consult your tax advisor.

as well as to position the portfolio where we perceive value to be found on the yield curve. We're mindful of the fund's high credit quality and its position relative to our competition.

The recent trend in the municipal bond market has been toward higher prices and, thus, lower yields. The prospect for a slowing economy, continued low inflation, and limited supply have fixed income investors anticipating lower rates in the future. Recently, strong supply and a more pronounced "rate shock" environment have "cheapened" municipal bonds relative to maturities along the taxable yield curve. Rate shock is experienced by municipal investors when they perceive the return to be too low (even after adjusting for the tax-free status of municipal securities).

For now, the Oregon bond market is maintaining consistent supply/demand characteristics within the context of a strong economy, both locally in Portland and statewide. The voters' passage of Measure 50 in May 1997 (a repeal of the revenue-limiting Measure 47 passed in November 1996) will help supply to remain stable.

Looking ahead, we see little on the horizon that may seriously tamper with the general outlook for Oregon municipal issues. We believe the fund is positioned properly to perform well in the market and should continue to serve as a productive component of your portfolio.

     [SIGNATURE]                         [SIGNATURE]
Garth R. Nisbet, CFA                     Richard S. Huson, CFA

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                          FIXED INCOME SECURITIES - 98.3%
-----------------------------------------------------------------------------------
EDUCATION - 36.4%
  $  340,000    Hood River County Oregon School District 6.000%
                  6/01/03 (AMBAC)..................................   $    371,025
     210,000    Washington & Clackamas School District 5.250%
                  6/01/03..........................................        218,400
     300,000    Deschutes G.O. School District #1 5.800% 2/01/04...        318,000
     300,000    Jefferson County School District #509J 6.500%
                  6/15/04 (FSA)....................................        336,750
     250,000    Washington County School District 6.200%
                  9/01/04*.........................................        267,813
      15,000    Washington & Clackamas School District 5.000%
                  1/01/05..........................................         15,319
     400,000    University Puerto Rico Services 5.100% 6/01/05
                  (MBIA)...........................................        418,500
     250,000    Clackamas & Washington County School District #003
                  7.200% 10/01/05*.................................        264,375
     125,000    Marion & Polk County School District 5.700%
                  10/01/05*........................................        132,969
     160,000    Marion County Oregon School District 6.000%
                  11/01/05 (FGIC)..................................        176,200
     200,000    Clackamas Community College 5.100% 12/01/05........        208,250
     435,000    Jefferson County Oregon School District 5.400%
                  6/15/06 (FSA)....................................        457,837
     135,000    Portland Oregon Community College 5.800% 7/01/06...        142,425
     150,000    Marion & Polk County Oregon School District 4.750%
                  10/01/06*........................................        152,062
     435,000    Multnomah County School District 5.000% 3/01/07....        444,244
     335,000    Jackson County Oregon School District 5.200%
                  6/01/07 (FSA)....................................        347,981
     450,000    Josephine County Oregon School District 5.750%
                  6/01/07 (FGIC)...................................        491,625
   1,000,000    Salem Keizer School District #24-J 5.500% 6/01/07
                  (FGIC)...........................................      1,053,750
     185,000    Washington County School District 4.950% 6/01/07
                  (FSA)............................................        191,475
     950,000    Multnomah County School District 5.600% 12/01/07
                  (FGIC)...........................................      1,012,937
     300,000    Yamhill County S.D. #40 6.000% 06/01/08............        333,375
     240,000    Lane County Area Education District 4.850%
                  6/01/08..........................................        242,700
     160,000    Marion County Oregon School District 4.850% 6/01/08
                  (AMBAC)..........................................        161,200
     200,000    Clackamas & Washington County School District #003
                  7.250% 10/01/09*.................................        211,500
     765,000    Salem Educational Facility (Revenue) 6.000%
                  4/01/10..........................................        808,988
     225,000    Marion & Polk County School District #24-J 6.000%
                  10/01/10*........................................        242,156
     100,000    Washington County School District 6.100% 6/01/12
                  (FSA)............................................        108,500

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------
EDUCATION - (CONTINUED)
  $  500,000    Clackamas Oregon Community College 5.400%
                  06/01/15.........................................   $    511,250
                                                                     --------------
                                                                         9,641,606
                                                                     --------------
ELECTRIC UTILITY - 3.3%
     310,000    Emerald Peoples Utility District 6.300%
                  11/01/01*........................................        331,700
     250,000    Emerald Peoples Utility District 5.450% 11/01/03
                  (AMBAC)..........................................        265,937
     250,000    Emerald Peoples Utility District 6.500%
                  11/01/03*........................................        271,250
                                                                     --------------
                                                                           868,887
                                                                     --------------
HEALTH & HOSPITAL - 3.4%
     250,000    Clackamas County Hospital Facility Revenue 5.800%
                  3/01/02 (MBIA)...................................        265,937
     300,000    Clackamas County Hospital (Sisters of Providence)
                  6.200% 10/01/02..................................        325,500
     293,000    St. Charles Memorial Hospital 6.75% 1/01/06........        319,370
                                                                     --------------
                                                                           910,807
                                                                     --------------
MISCELLANEOUS - 15.7%
     250,000    City of Portland 6.950% 4/01/99....................        260,000
     100,000    State of Oregon G.O. 9.000% 4/01/03................        122,000
     175,000    State of Oregon G.O. 7.200% 7/01/04................        203,219
     205,000    State of Oregon G.O. 8.200% 7/01/04................        249,331
     110,000    State of Oregon G.O. 6.000% 8/01/04................        120,037
     200,000    State of Oregon G.O. 9.000% 10/01/04...............        218,750
     355,000    State of Oregon G.O. 6.750% 5/01/05................        404,700
     250,000    State of Oregon G.O. (Veterans) 7.250% 7/01/06.....        298,438
     300,000    Salem Oregon - Series A 5.875% 1/01/07.............        312,375
     200,000    State of Oregon G.O. 7.250% 1/01/07................        239,000
     200,000    State of Oregon G.O. (Veterans) 8.250% 1/01/07.....        253,000
     100,000    State of Oregon G.O. (Alt Energy) 6.400% 1/01/08...        102,625
     180,000    State of Oregon G.O. 9.200% 4/01/08................        245,025
     100,000    Oregon State Veterans Welfare 5.550% 4/01/09.......        105,750
   1,000,000    Northern Oregon Corrections 5.400% 9/15/16.........      1,020,000
                                                                     --------------
                                                                         4,154,250
                                                                     --------------
OTHER REVENUE BOND - 4.2%
     500,000    Molalla Oregon Water Revenue 5.200% 8/01/17........        502,500
     300,000    Oregon State Housing & Community SVCS. Dept. Mtg
                  5.150% 7/01/13...................................        301,125
     300,000    Puerto Rico Public Buildings Authority Revenue
                  5.000% 7/01/13...................................        299,625
                                                                     --------------
                                                                         1,103,250
                                                                     --------------

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------
PUBLIC IMPROVEMENTS - 7.1%
  $  335,000    Central Lincoln PUD 6.500% 1/01/02.................   $    358,031
     350,000    City of Portland (Urban Renewal) 5.700% 6/01/04....        373,187
     400,000    Metro Oregon Open Spaces Program 4.900% 9/01/07....        405,500
     270,000    Port of Morrow (Pollution Control) 6.375%
                  4/01/08*.........................................        291,600
     160,000    Portland Oregon Building Service 4.750% 4/01/08....        160,600
     150,000    Metro Oregon Regional Center 5.000% 8/01/10........        147,563
     135,000    Bend County Library 5.375% 6/01/11 (AMBAC).........        139,556
                                                                     --------------
                                                                         1,876,037
                                                                     --------------
REFUNDING BONDS - 9.3%
     400,000    Metropolitan Service District 7.000% 7/01/01*......        430,500
     400,000    Oregon State Department General Services 6.100%
                  9/01/06..........................................        431,500
     250,000    Oregon State Revenue - Series B 6.250% 1/01/08*....        269,688
     270,000    Metropolitan Service District 6.600% 7/01/11*......        286,200
     185,000    Oregon Economic Development Dept-Series B 6.350%
                  1/01/13*.........................................        200,262
     265,000    Canby Oregon Sewer Revenue 5.1500% 12/01/14........        264,669
     100,000    Oregon State Department General Services 7.200%
                  1/15/15*.........................................        108,250
     485,000    Oregon City Oregon Sewer 5.200% 10/01/15...........        489,244
                                                                     --------------
                                                                         2,480,313
                                                                     --------------
SEWER AND WATER - 12.5%
     260,000    Portland Oregon Sewer System Revenue 5.550%
                  6/01/04..........................................        275,600
     350,000    Portland Oregon Sewer System 5.750% 10/01/05
                  (FGIC)...........................................        378,875
     500,000    Washington County Sewer System 5.800% 10/01/05
                  (AMBAC)..........................................        541,250
     255,000    Washington County Sewer System 5.900% 10/01/06
                  (AMBAC)..........................................        277,631
      95,000    Washington County Sewer System 5.900% 10/01/06
                  (AMBAC)..........................................        102,600
     640,000    McMinnville Sewer System 4.700% 2/01/07 (FGIC).....        649,600
     100,000    Portland Oregon Sewer System Revenue 5.150%
                  3/01/08..........................................        101,875
     100,000    Portland Oregon Sewer System Revenue 5.100%
                  8/01/08..........................................        102,500
     350,000    Portland Oregon Sewer System 6.000% 10/01/12
                  (FGIC)...........................................        381,938
     500,000    McMinnville Sewer System 5.000% 2/01/14 (FGIC).....        496,875
                                                                     --------------
                                                                         3,308,744
                                                                     --------------
TRANSPORTATION - 6.4%
     545,000    Oregon State Light Rail 7.000% 6/01/04.............        628,113

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------
TRANSPORTATION - (CONTINUED)
  $1,000,000    Tri-Met Light Rail 5.900% 7/01/06..................   $  1,070,000
                                                                     --------------
                                                                         1,698,113
                                                                     --------------

Total Fixed Income Securities                                           26,042,007
                                                                     --------------
  (Cost $24,602,663)
                           SHORT TERM INVESTMENT - 0.4%
-----------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.4%
      92,922    DreyfusTax-Exempt Cash Management Fund 3.530%**....         92,922
                                                                     --------------

Total Investments - 98.7%                                               26,134,929
  (Cost $24,695,585)***
Other Assets and Liabilities, Net - 1.3%                                   352,318
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $  26,487,247
                                                                     --------------
                                                                     --------------

AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corp.
FSA - Financial Security Assurance
G.O. - General Obligation
MBIA - Municipal Bond Insurance Assoc.
PUD - Public Utility District

  *  Dates reflect pre-refunded dates.
 **  Rate reflects 7 day yield as of October 31, 1997.
*** The aggregate cost for federal income tax purposes is identical. Aggregate gross unrealized appreciation is $1,439,344 and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $1,439,344.
See accompanying notes to financial statements.

CRABBE HUSON INCOME FUND

INVESTMENT OBJECTIVE: TO PROVIDE CAPITAL PRESERVATION AND A HIGH LEVEL OF CURRENT INCOME THROUGH A DIVERSIFIED PORTFOLIO OF FIXED INCOME SECURITIES, INCLUDING CONVERTIBLE BONDS AND DEBENTURES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   COMPARISON OF CHANGE IN VALUE OF $10,000
INVESTMENT IN THE CRABBE HUSON INCOME FUND AND
   THE LEHMAN BROTHERS GOVT/CORP BOND INDEX
 (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER
                      31)

                                                    Income    Lehman Bros
Begin                                             $ 10,000       $ 10,000
1989                                              $ 10,772       $ 11,156
1990                                              $ 11,249       $ 11,763
1991                                              $ 12,769       $ 13,578
1992                                              $ 14,013       $ 15,006
1993                                              $ 15,096       $ 17,052
1994                                              $ 14,687       $ 16,260
1995                                              $ 16,437       $ 18,888
1996                                              $ 17,249       $ 19,906
1997                                              $ 18,923       $ 21,660
Annualized Total Return
1 Year:                                             10.25%
5 Year:                                              6.30%
Life of Fund:                                        7.62%
Fund Inception: 1/31/89

        HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE INCOME FUND WITH THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF BONDS; THE INCOME FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

The Crabbe Huson Income Fund closed fiscal year 1997 with a return of 10.25%, outpacing by more than a percentage point the Lehman Brothers
Government/Corporate Bond Index, which had a return of 8.81%. It was an impressive return for the fund, especially when viewed on a risk-adjusted basis. Its credit quality (the overall quality of the portfolio's corporate borrower) is more conservative than that of the benchmark index.

For the first half of the year, we kept the fund's average maturity fairly consistent, electing to maintain the position we established in the fall of 1996. Our patience and constructive stance was tested early in 1997, but we were rewarded as the year concluded. Rapid economic growth in early 1997 reignited the Federal Reserve's fear of inflation, and in late March, the Board of Governors voted to increase rates by a quarter of a point.

Bond rates peaked in April, when the bellwether 30-year Treasury bond yield approached 7.20%. Since then, yields have come down significantly. This is the result of a number of factors, including the lack of a significant inflation threat, falling gold prices, and lessening pressures on commodities and oil worldwide. The continued growth in global commerce naturally encouraged fierce price competition, sending the U.S. inflation rate from the 3% level of the past several years to only 2% recently. Bond yields mirrored the inflation rate and fell off accordingly.

The Income Fund ended the last reporting period with a return of an even 1%, only slightly underperforming its benchmark in an environment of weak returns. Since then, however, the fund has moved well ahead of the index. Last spring, we saw clues that tipped us off to an upcoming fall in rates, a reading that (true to our stripes) was contrary to that of the overall market. We wanted to be ready to capitalize on the shift in the market, so we extended maturities as rates increased, taking advantage of good prices on long-term bonds.

It was the right move at the right time. We were in a favorable position when rising prices and falling rates surprised the rest of the market. This enabled the fund to steadily build performance and finish the year well ahead of both the index and the competition.

Looking ahead, we'll be cautious about possible deflationary trends that may be developing in the market and have maintained the portfolio's constructive posture. We'll continue to watch for trends in the market unseen by other investors in an effort to provide competitive yields without sacrificing portfolio credit quality.

     [SIGNATURE]                         [SIGNATURE]
Garth R. Nisbet, CFA                     Richard S. Huson, CFA

CRABBE HUSON INCOME FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                               MARKET VALUE
--------------  ---------------------------------------------------  --------------
                          FIXED INCOME SECURITIES - 96.3%
-----------------------------------------------------------------------------------
AGENCY - 1.5%
  $   50,000    Interamerican Development Bank 6.125% 3/08/06......    $   50,000
                                                                     --------------
ASSET-BACKED - 0.9%
      30,000    Green Tree Financial 6.540% 7/15/19................        30,283
                                                                     --------------
CORPORATE BONDS - 24.1%
     100,000    WMX Technologies 6.700% 5/01/01....................       101,250
      50,000    IBM Corp. 7.250% 11/01/02..........................        52,312
     100,000    JP Morgan & Co. 7.625% 9/15/04.....................       106,500
      50,000    Pacific Bell 6.250% 3/01/05........................        49,500
      50,000    Anheuser Busch 7.000% 9/01/05......................        51,625
      50,000    Bear Stearns Co. 6.875% 10/01/05...................        51,062
      50,000    Snap-on, Inc. 6.625% 10/01/05......................        51,250
      50,000    Walt Disney Co. 6.750% 3/30/06.....................        50,938
      50,000    Sysco Corp. 7.000% 5/01/06.........................        52,250
      50,000    Teleport Communications 9.875% 7/01/06.............        54,813
      50,000    Wal-Mart Stores 8.000% 9/15/06.....................        55,750
      50,000    Eli Lilly 8.375% 12/01/06..........................        57,000
      50,000    GTE South 6.000% 2/15/08...........................        48,437
                                                                     --------------
                                                                          782,687
                                                                     --------------
MORTGAGE PASS-THROUGH SECURITIES - 30.6%
      73,453    Federal National Mortgage Association Pool #30333
                  9.250% 9/01/16...................................        77,972
      90,491    Federal Home Loan Mortgage Corp Pool #302029 9.500%
                  10/01/16.........................................        96,027
     117,218    Federal Home Loan Mortgage Corp Pool #303033 9.000%
                  4/01/17..........................................       124,136
     208,373    Federal Home Loan Mortgage Corp Pool #301538
                  10.000% 7/01/17..................................       224,064
     126,022    Federal Home Loan Mortgage Corp Pool #C80344 7.500%
                  09/01/25.........................................       128,737
     132,020    Federal Home Loan Mortgage Corp Pool #D65456 7.000%
                  11/01/25.........................................       132,631
     203,158    Federal Home Loan Mortgage Corp Pool #C80409 8.000%
                  06/01/26.........................................       210,449
                                                                     --------------
                                                                          994,016
                                                                     --------------

CRABBE HUSON INCOME FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                               MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------
U.S. GOVERNMENT BONDS - 39.2%
     175,000    U.S. Treasury Bond 6.750% 8/15/26..................    $  187,712
     380,000    U.S. Treasury Bond 6.500% 11/15/26.................       396,587
     650,000    U.S. Treasury Bond 6.625% 2/15/27..................       688,441
                                                                     --------------
                                                                        1,272,740
                                                                     --------------
Total Fixed Income Securities                                           3,129,726
                                                                     --------------
  (Cost $2,996,287)
                           SHORT TERM INVESTMENT - 17.8%
-----------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.7%
      21,780    SSgA U.S. Government Money Market Fund 5.180%*.....        21,780
                                                                     --------------
OTHER INVESTMENTS - 17.1%
     555,470    Navigator Securities Lending Trust-Prime Portfolio
                  5.650%(*)**......................................       555,470
                                                                     --------------

Total Short Term Investments                                              577,250
                                                                     --------------
  (Cost $577,250)
Total Investments - 114.1%                                              3,706,976
  (Cost $3,573,537)***
Other Assets and (Liabilities), Net - (14.1)%                            (458,824  )
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $  3,248,152
                                                                     --------------
                                                                     --------------

  * Rate reflects 7 day yield as of October 31, 1997.
 ** Investment of collateral received for securities loaned in Navigator
    Securities Lending Trust-Prime Portfolio. As of October 31, 1997, the market value of the securities on loan is $548,146.
*** The aggregate cost for federal income tax purposes is identical.
    Aggregate gross unrealized appreciation is $134,496 and the aggregate gross unrealized depreciation is $1,057, resulting in net unrealized appreciation of $133,439.
See accompanying notes to financial statements.

CRABBE HUSON U.S. GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE: TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH CAPITAL PRESERVATION, THROUGH A PORTFOLIO OF SHORT- AND INTERMEDIATE-TERM DEBT OBLIGATIONS OF THE UNITED STATES GOVERNMENT AND ITS AGENCIES OR
INSTRUMENTALITIES. AT LEAST 75% OF THE FUND'S ASSETS MUST HAVE MATURITIES OF FIVE YEARS OR LESS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                         IN
THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND AND THE
           RYAN LABS 3-YEAR TREASURY INDEX
  (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)

                                                       U.S. Govt.    Ryan Lab
Begin                                                    $ 10,000    $ 10,000
1989                                                     $ 10,825    $ 10,966
1990                                                     $ 11,518    $ 11,830
1991                                                     $ 12,804    $ 13,336
1992                                                     $ 13,918    $ 14,611
1993                                                     $ 14,852    $ 15,719
1994                                                     $ 14,588    $ 15,576
1995                                                     $ 15,918    $ 17,283
1996                                                     $ 16,643    $ 18,245
1997                                                     $ 17,669    $ 19,513
Annualized Total Return
1 Year:                                                     6.65%
5 Year:                                                     4.98%
Life of Fund:                                               6.78%
Fund Inception: 1/31/89

        HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE U.S. GOVERNMENT INCOME FUND WITH THE RYAN LABS 3-YEAR TREASURY INDEX, WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF BONDS; THE U.S. GOVERNMENT INCOME FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

The U.S. Government(1) Income Fund posted a return of 6.65% for fiscal year 1997. The Ryan Labs Three-Year Treasury Index, the appropriate benchmark for the fund, slightly outpaced the fund with a return of 6.95% for the year.

The average maturity for the fund's content is slightly longer than that of the index. At present, maturities approximate a three-year average, versus two to two and a half years for most competitor portfolios. Our election is to stay relatively long (three years for this short-term category) and is based on our constructive view of the market for the last 18 months.

The fund's approach, both in absolute terms and relative to other markets, is highly conservative. We take no credit risk, expose the portfolio to very little interest rate risk, and avoid high-yield ("junk") or emerging-market debt completely. In light of the fund's name, this would seem obvious. However, there has been an unfortunate trend in the past several years by some bond funds to hold securities with risks higher than the "name" of the fund would suggest. We advise all shareholders to re-examine their bond fund holdings to ensure that they own a bond fund that is consistent with the risks they expect.

-------------------
(1) An investment in the fund is neither insured nor guaranteed by the U.S. Government.

Our positioning for the fund going forward remains constructive. We'll continue to scan the horizon for attractive opportunities, particularly during times of bond or equity market volatility, which usually are good times to find contrarian bargains.

We're also monitoring the economy's potential deflationary trends. If the Federal Reserve realizes that the economy is slowing and reacts accordingly, or if recessionary forces become further pronounced, the fund will be positioned to perform well over the next fiscal year. In light of our conservative approach and the growing potential for volatility in the equity market, the fund offers an excellent option for short-term capital preservation and current income.

     [SIGNATURE]                         [SIGNATURE]
Garth R. Nisbet, CFA                     Richard S. Huson, CFA

CRABBE HUSON U.S. GOVERNMENT INCOME FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

  FACE VALUE    SECURITIES DESCRIPTION                               MARKET VALUE
--------------  ---------------------------------------------------  --------------
                          FIXED INCOME SECURITIES - 98.8%
-----------------------------------------------------------------------------------
AGENCIES - 46.7%
  $  220,000    Federal Home Loan Bank 6.290% 2/21/02..............    $  223,414
     200,000    Federal Home Loan Bank 6.490% 1/08/04..............       204,000
      50,000    Federal Home Loan Bank 7.590% 3/10/05..............        54,633
     300,000    Federal National Mortgage Association 8.250%
                  12/18/00.........................................       319,731
     150,000    Federal National Mortgage Association 4.950%
                  9/30/98..........................................       148,943
     200,000    Federal National Mortgage Association 6.340%
                  12/23/99.........................................       200,062
     200,000    Federal National Mortgage Association 6.256%
                  2/25/00..........................................       200,026
     120,000    Federal National Mortgage Association 6.080%
                  9/25/00..........................................       120,588
     200,000    Federal National Mortgage Association 5.800%
                  12/10/03.........................................       197,814
      50,000    Federal National Mortgage Association 7.375%
                  3/28/05..........................................        54,025
     200,000    Federal National Mortgage Association 5.875%
                  2/02/06..........................................       197,478
     180,000    Tennessee Valley Authority 6.125% 7/15/03..........       178,650
                                                                     --------------
                                                                        2,099,364
                                                                     --------------
U.S. GOVERNMENT NOTE -52.1%
      70,000    U. S. Treasury Note 5.000% 1/31/98.................        69,918
      30,000    U. S. Treasury Note 5.125% 2/28/98.................        29,968
     125,000    U. S. Treasury Note 6.250% 7/31/98.................       125,641
     425,000    U. S. Treasury Note 6.125% 8/31/98.................       426,908
     500,000    U. S. Treasury Note 6.000% 9/30/98.................       502,020
     265,000    U. S. Treasury Note 5.875% 7/31/99.................       265,859
     140,000    U. S. Treasury Note 6.250% 8/31/00.................       141,824
     100,000    U. S. Treasury Note 5.625% 11/30/00................        99,590
     100,000    U. S. Treasury Note 5.625% 2/28/01.................        99,616
     560,000    U. S. Treasury Note 6.500% 10/15/06................       581,538
                                                                     --------------
                                                                        2,342,882
                                                                     --------------

Total Fixed Income Securities                                           4,442,246
                                                                     --------------
  (Cost $4,408,337)
                           SHORT TERM INVESTMENT - 0.3%
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.3%
      13,835    State Street Bank and Trust Company* 4.250%
                  11/03/97.........................................        13,835
                                                                     --------------

Total Investments - 99.1%                                               4,456,081
  (Cost $4,422,172)**
Other Assets and Liabilities, Net - 0.9%                                   38,138
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $  4,494,219
                                                                     --------------
                                                                     --------------

  * The repurchase agreement, dated 10/31/97, $13,835 due 11/03/97, is collateralized by $15,000 U.S. Treasury Note, 6.250%, maturing 7/31/98, with a market value of $15,077.
 ** The aggregate cost for federal income tax purposes is $4,422,645. Aggregate gross unrealized appreciation is $37,978 and the aggregate gross unrealized depreciation is $4,542, resulting in net unrealized appreciation of $33,436.
See accompanying notes to financial statements on page.

CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE: TO PROVIDE CAPITAL PRESERVATION AND A HIGH LEVEL OF CURRENT INCOME WHILE MAINTAINING SHAREHOLDER LIQUIDITY BY INVESTING IN SHORT-TERM MONEY MARKET INSTRUMENTS THAT ARE DIRECT OBLIGATIONS OF THE UNITED STATES GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES, AND IN REPURCHASE AGREEMENTS WITH RESPECT TO SUCH OBLIGATIONS. THE AVERAGE MATURITY OF THE FUND CANNOT EXCEED 90 DAYS.

During a period of relatively low and stable interest rates, the U.S. Government(1) Money Market Fund closed the fiscal year with a return of 4.83%. On a risk-adjusted basis, the number is competitive, given the recent low-yielding money market environment.

The short end of the debt market has remained fairly stable recently. Short rates were relatively unchanged in the period, though long-term rates are down. Early in the fiscal year, we kept the fund's average maturity steady at approximately 60 days, and we minimized trading costs to maximize yields to the shareholder. We maintained our conservative stance through the mid-year mark and toward the autumn, carefully monitoring any Fed action that could affect yields.

Ironically, if the Fed indeed lowers yields in the coming months, the fund may underperform relative to longer-maturity bond funds, which have "locked in" higher rates. Conversely, the fund would benefit in both absolute and relative terms if the Fed elects to raise short-term rates.

At present, the economy continues to appear healthy and we see no hint of Fed action over the near term. Our outlook is for continuing competitive returns that will make the fund a good option for investors seeking tax-exempt money market returns while preserving capital.

     [SIGNATURE]                         [SIGNATURE]
Garth R. Nisbet, CFA                     Richard S. Huson, CFA

-------------------
(1) An investment in the fund is neither insured nor guaranteed by the U.S. Government. Although the fund intends to maintain a stable one-dollar-per-share net asset value, there is no assurance it will be able to do so.

CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 1997

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                         FIXED INCOME SECURITIES* - 99.8%
-----------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY - 99.8%
DISCOUNT NOTES - 99.8%
FEDERAL HOME LOAN BANK
  $3,680,000    5.600% 11/03/97....................................   $  3,678,863
   2,000,000    5.410% 11/04/97....................................      1,999,099
     495,000    5.460% 11/13/97....................................        494,099
   1,000,000    5.340% 11/19/97....................................        997,330
   2,000,000    5.360% 12/17/97....................................      1,986,302
   3,000,000    5.360% 12/19/97....................................      2,978,560
   1,500,000    5.370% 12/23/97....................................      1,488,365
   1,000,000    5.410% 1/02/98.....................................        990,683
   2,500,000    5.370% 1/05/98.....................................      2,475,679
   1,000,000    5.350% 1/07/98.....................................        990,043
   1,000,000    5.360% 1/09/98.....................................        989,727
   2,000,000    5.390% 1/12/98.....................................      1,978,440
   1,000,000    5.380% 1/13/98.....................................        989,091
   2,000,000    5.380% 1/14/98.....................................      1,977,882
   1,000,000    5.440% 1/21/98.....................................        987,760
   1,500,000    5.450% 2/13/98.....................................      1,476,383
                                                                     --------------
                                                                        26,478,306
                                                                     --------------
FEDERAL FARM CREDIT BUREAU
   2,000,000    5.390% 12/09/97....................................      1,988,621
                                                                     --------------

Total Fixed Income                                                      28,466,927
  (Cost $28,466,927)
                             OTHER INVESTMENTS - 0.1%
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.1%
      33,472    State Street Bank and Trust Company** 4.250%
                  11/03/97.........................................         33,472
                                                                     --------------
Total Investments - 99.9%                                               28,500,399
  (Cost $28,500,399)***
Other Assets and Liabilities, Net - 0.1%                                    37,441
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $  28,537,840
                                                                     --------------
                                                                     --------------

  *  Rates reflect purchase yield to maturity.
 ** The repurchase agreement, dated 10/31/97, $33,472 due 11/03/97, is collateralized by $30,000 U.S. Treasury Note, 8.750%, maturing 8/15/20, with a market value of $39,300.
***  Aggregate cost for federal income tax purposes is identical.
See accompanying notes to financial statements.

-----------------------------------------------------------------------------
CRABBE HUSON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

October 31, 1997

                                             THE CRABBE        CRABBE HUSON
                                            HUSON SPECIAL       SMALL CAP
                                             FUND, INC.            FUND
                                          -----------------  ----------------
ASSETS:
Investment securities, at market            $ 383,342,530      $114,179,547
Deposits with brokers for securities
 sold short                                    48,715,384                --
Receivables:
  Dividends and interest                          222,384            52,511
  Fund shares sold                                511,399           121,135
  Investment securities sold                    2,332,088                --
Proceeds from securities sold short            42,672,214                --
Organization expenses (Note 1)                         --           110,410
Prepaid Expenses                                    5,720               780
                                          -----------------  ----------------
                                          $   477,801,719    $  114,464,383
                                          -----------------  ----------------
LIABILITIES:
Securities sold short, at market               71,981,706                --
Payables:
  Investment advisory fees (Note 2)                    --             9,393
  Investment securities purchased               8,959,983            80,409
  Fund shares redeemed                            283,663           118,947
  Deposits for securities loaned                       --                --
  Directors/Trustees fees (Note 2)                  8,254             1,554
  Income dividend                                      --                --
  Distribution fees (Note 2)                           45             1,285
Accrued liabilities                               232,818            34,519
                                          -----------------  ----------------
                                               81,466,469           246,107
                                          -----------------  ----------------
NET ASSETS:                               $   396,335,250    $  114,218,276
                                          -----------------  ----------------
                                          -----------------  ----------------
NET ASSETS CONSIST OF:
  Capital shares                                   23,524                --
  Capital paid in                             307,030,766        93,275,638
  Undistributed (distributed in excess
   of) net investment income                    2,158,210           239,000
  Undistributed net realized gain (loss)
   on investments                              35,782,354        10,882,100
  Net unrealized appreciation on
   investments and short sales                 51,340,396         9,821,538
                                          -----------------  ----------------
                                          $   396,335,250    $  114,218,276
                                          -----------------  ----------------
                                          -----------------  ----------------
PRIMARY CLASS
  Net Assets                              $   396,335,250    $   42,563,586
  Shares outstanding (Note 3)                  23,597,046         2,749,895
                                          -----------------  ----------------
                                          -----------------  ----------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                          $         16.80    $        15.48
                                          ----------------   ---------------
                                          ----------------   ---------------
INSTITUTIONAL CLASS
  Net Assets                                           --    $   71,654,690
  Shares outstanding (Note 3)                          --         4,612,610
                                          ----------------   ---------------
                                          ----------------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                                       --    $        15.53
                                          -----------------  ----------------
                                          -----------------  ----------------
INVESTMENTS, AT COST                      $   302,692,642    $  104,358,009

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                                           CRABBE HUSON
                                            CRABBE HUSON        CRABBE     REAL ESTATE
                                          ASSET ALLOCATION   HUSON EQUITY   INVESTMENT
                                                FUND             FUND          FUND
                                          ----------------   ------------  ------------
ASSETS:
Investment securities, at market            $146,768,903     $435,424,256  $39,203,949
Deposits with brokers for securities
 sold short                                           --             --             --
Receivables:
  Dividends and interest                         737,659        435,958        117,247
  Fund shares sold                                20,726        409,527        191,567
  Investment securities sold                     630,751      4,068,805        462,933
Proceeds from securities sold short                   --             --             --
Organization expenses (Note 1)                     5,074          5,023         46,301
Prepaid Expenses                                   1,934          6,056            569
                                          ----------------   ------------  ------------
                                            $148,165,047     $440,349,625  $40,022,566
                                          ----------------   ------------  ------------
LIABILITIES:
Securities sold short, at market                      --             --             --
Payables:
  Investment advisory fees (Note 2)                   --          6,882             --
  Investment securities purchased              1,077,984      6,719,562             --
  Fund shares redeemed                            28,602        233,352         21,793
  Deposits for securities loaned              22,421,779     29,057,823      5,714,731
  Directors/Trustees fees (Note 2)                 2,447          7,955            664
  Income dividend                                 41,669             --         12,453
  Distribution fees (Note 2)                          34         71,136             --
Accrued liabilities                               34,756        121,789         14,373
                                          ----------------   ------------  ------------
                                              23,607,271     36,218,499      5,764,014
                                          ----------------   ------------  ------------
NET ASSETS:                                 $124,557,776     $404,131,126  $34,258,552
                                          ----------------   ------------  ------------
                                          ----------------   ------------  ------------
NET ASSETS CONSIST OF:
  Capital shares                                      --             --             --
  Capital paid in                             98,365,937     265,419,581    26,307,814
  Undistributed (distributed in excess
   of) net investment income                     (20,757)       895,302         39,437
  Undistributed net realized gain (loss)
   on investments                             14,927,468     80,620,671      3,694,704
  Net unrealized appreciation on
   investments and short sales                11,285,128     57,195,572      4,216,597
                                          ----------------   ------------  ------------
                                            $124,557,776     $404,131,126  $34,258,552
                                          ----------------   ------------  ------------
                                          ----------------   ------------  ------------
PRIMARY CLASS
  Net Assets                                $ 95,959,936     $380,046,662  $34,258,552
  Shares outstanding (Note 3)                  6,423,388     16,298,398      2,430,942
                                          ----------------   ------------  ------------
                                          ----------------   ------------  ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                            $      14.94     $    23.32    $     14.09
                                          ----------------   ------------  ------------
                                          ----------------   ------------  ------------
INSTITUTIONAL CLASS
  Net Assets                                $ 28,597,840     $24,084,464            --
  Shares outstanding (Note 3)                  1,914,454      1,029,364             --
                                          ----------------   ------------  ------------
                                          ----------------   ------------  ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                            $      14.94     $    23.40             --
                                          ----------------   ------------  ------------
                                          ----------------   ------------  ------------
INVESTMENTS, AT COST                        $135,483,775     $378,228,684  $34,987,352

See accompanying notes to financial statements.

---------------------------------------------------------------------
CRABBE HUSON FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

October 31, 1997

                                           CRABBE HUSON        CRABBE
                                          OREGON TAX-FREE   HUSON INCOME
                                               FUND             FUND
                                          ---------------   ------------
ASSETS:
Investment securities, at market            $26,134,929      $3,706,976
Receivables:
  Dividends and interest                        425,953          48,686
  Fund shares sold                                4,499          40,168
  Investment securities sold                         --          17,153
Prepaid Expenses                                    410              57
                                          ---------------   ------------
                                            $26,565,791      $3,813,040
                                          ---------------   ------------
LIABILITIES:
Payables:
  Investment advisory fees (Note 2)              20,976           1,558
  Fund shares redeemed                           18,907             173
  Deposits for securities loaned                     --         555,470
  Directors/Trustees fees (Note 2)                  540              74
  Income dividend                                21,739             232
  Distribution fees (Note 2)                      1,528              --
Accrued liabilities                              14,854           7,381
                                          ---------------   ------------
                                                 78,544         564,888
                                          ---------------   ------------
NET ASSETS:                                 $26,487,247      $3,248,152
                                          ---------------   ------------
                                          ---------------   ------------
NET ASSETS CONSIST OF:
  Capital paid in                            24,806,683       3,103,530
  Undistributed net investment income           169,838          90,911
  Undistributed net realized gain (loss)
   on investments                                71,382         (79,728)
  Net unrealized appreciation on
   investments                                1,439,344         133,439
                                          ---------------   ------------
                                            $26,487,247      $3,248,152
                                          ---------------   ------------
                                          ---------------   ------------
PRIMARY CLASS
  Shares outstanding (Note 3)                 2,072,951         306,970
                                          ---------------   ------------
                                          ---------------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                            $     12.78      $    10.58
                                          ---------------   ------------
                                          ---------------   ------------
INVESTMENTS, AT COST                        $24,695,585      $3,573,537

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                             CRABBE HUSON
                                           CRABBE HUSON     U.S. GOVERNMENT
                                          U.S. GOVERNMENT    MONEY MARKET
                                            INCOME FUND          FUND
                                          ---------------   ---------------
ASSETS:
Investment securities, at market            $4,456,081        $28,500,399
Receivables:
  Dividends and interest                        56,550                 --
  Fund shares sold                                  28            232,913
  Investment securities sold                        --                 --
Prepaid Expenses                                   114                531
                                          ---------------   ---------------
                                            $4,512,773        $28,733,843
                                          ---------------   ---------------
LIABILITIES:
Payables:
  Investment advisory fees (Note 2)              2,845             19,574
  Fund shares redeemed                             501            115,149
  Deposits for securities loaned                    --                 --
  Directors/Trustees fees (Note 2)                 148                679
  Income dividend                                7,188             28,238
  Distribution fees (Note 2)                        --              9,905
Accrued liabilities                              7,872             22,458
                                          ---------------   ---------------
                                                18,554            196,003
                                          ---------------   ---------------
NET ASSETS:                                 $4,494,219        $28,537,840
                                          ---------------   ---------------
                                          ---------------   ---------------
NET ASSETS CONSIST OF:
  Capital paid in                            4,470,229         28,540,782
  Undistributed net investment income           20,416                  0
  Undistributed net realized gain (loss)
   on investments                              (30,335)            (2,942)
  Net unrealized appreciation on
   investments                                  33,909                 --
                                          ---------------   ---------------
                                            $4,494,219        $28,537,840
                                          ---------------   ---------------
                                          ---------------   ---------------
PRIMARY CLASS
  Shares outstanding (Note 3)                  415,851         28,537,840
                                          ---------------   ---------------
                                          ---------------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                            $    10.81        $      1.00
                                          ---------------   ---------------
                                          ---------------   ---------------
INVESTMENTS, AT COST                        $4,422,172        $28,500,399

See accompanying notes to financial statements.

-----------------------------------------------------------------------------
CRABBE HUSON FUNDS
STATEMENTS OF OPERATIONS

For the year ended October 31, 1997

                                           THE CRABBE     CRABBE HUSON
                                          HUSON SPECIAL    SMALL CAP
                                           FUND, INC.         FUND
                                          -------------   ------------
INVESTMENT INCOME
  Interest                                $  7,062,646    $   699,836
  Securities Lending                                --             --
  Dividends (net of foreign taxes
   withheld of $0; $0; $7,307; $41,402;
   and $0, respectively)                     2,556,128        292,880
                                          -------------   ------------
                                             9,618,774        992,716
                                          -------------   ------------
EXPENSES
  Investment advisory fees (Note 2)          3,610,036        628,441
  Distribution fees - Primary (Note 2)         636,830         61,209
  Transfer agent - Primary                     729,263         46,811
                Institutional                       --         14,392
  Administration (Note 2)                      173,678         27,644
  Printing & Postage                           198,733          5,503
  Custody                                      414,826         35,626
  Legal                                         36,886          3,374
  Interest                                     120,583          1,085
  Auditing                                      31,001          9,813
  Insurance                                     23,018          1,568
  Trustees fees (Note 2)                        32,185          5,351
  Registration fees - Primary                   37,810         26,196
                  Institutional                     --         23,758
  Amortization of organization expenses
   -
   Primary                                     213,534         28,684
   Institutional                                    --         12,648
  Miscellaneous                                164,526          6,195
                                          -------------   ------------
                                             6,422,908        938,298
  Fees waived by investment advisor
   (Note 2)                                   (315,157)      (123,853)
  Expenses reimbursed by investment
   advisor (Note 2)                                 --        (39,285)
  Fees paid indirectly (Note 2)                     --         (1,276)
                                          -------------   ------------
NET EXPENSES                                 6,107,751        773,884
                                          -------------   ------------
NET INVESTMENT INCOME                        3,511,023        218,832
                                          -------------   ------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments          91,965,679     10,883,028
  Net realized loss on short sales         (56,583,447)            --
  Net change in unrealized appreciation
   of investments and short sales           57,974,639      9,736,622
                                          -------------   ------------
NET GAIN ON INVESTMENTS                     93,356,871     20,619,650
                                          -------------   ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $ 96,867,894    $20,838,482
                                          -------------   ------------
                                          -------------   ------------

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                                           CRABBE HUSON
                                            CRABBE HUSON        CRABBE     REAL ESTATE
                                          ASSET ALLOCATION   HUSON EQUITY   INVESTMENT
                                                FUND             FUND          FUND
                                          ----------------   ------------  ------------
INVESTMENT INCOME
  Interest                                  $ 3,461,098      $1,318,459     $   42,896
  Securities Lending                             37,866         105,486         16,991
  Dividends (net of foreign taxes
   withheld of $0; $0; $7,307; $41,402;
   and $0, respectively)                        949,815       5,537,370      1,319,954
                                          ----------------   ------------  ------------
                                              4,448,779       6,961,315      1,379,841
                                          ----------------   ------------  ------------
EXPENSES
  Investment advisory fees (Note 2)           1,179,986       3,616,892        311,646
  Distribution fees - Primary (Note 2)          264,915         964,533         77,911
  Transfer agent - Primary                       87,884         348,736         34,947
                Institutional                    13,629          12,346             --
  Administration (Note 2)                        56,699         178,498         13,243
  Printing & Postage                              8,846          55,875          7,900
  Custody                                        79,097         167,203         23,017
  Legal                                           8,413          26,958          2,637
  Interest                                        2,410           7,555          5,417
  Auditing                                       12,448          34,850          5,578
  Insurance                                       5,972          18,922          1,335
  Trustees fees (Note 2)                         10,205          33,748          2,869
  Registration fees - Primary                    14,553          23,706         19,468
                  Institutional                  14,844          16,010             --
  Amortization of organization expenses
   -
   Primary                                       59,384         228,705         39,377
   Institutional                                 13,176          12,443             --
  Miscellaneous                                  24,530          82,035          4,320
                                          ----------------   ------------  ------------
                                              1,856,992       5,829,015        549,666
  Fees waived by investment advisor
   (Note 2)                                    (161,653)        (77,683  )     (81,894)
  Expenses reimbursed by investment
   advisor (Note 2)                             (41,810)        (40,968  )          --
  Fees paid indirectly (Note 2)                    (147)         (9,882  )        (305)
                                          ----------------   ------------  ------------
NET EXPENSES                                  1,653,381       5,700,482        467,467
                                          ----------------   ------------  ------------
NET INVESTMENT INCOME                         2,795,398       1,260,833        912,374
                                          ----------------   ------------  ------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments           14,919,865      80,765,002      3,694,705
  Net realized loss on short sales                   --              --             --
  Net change in unrealized appreciation
   of investments and short sales             4,353,683      22,494,641      2,968,799
                                          ----------------   ------------  ------------
NET GAIN ON INVESTMENTS                      19,273,548      103,259,643     6,663,504
                                          ----------------   ------------  ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                            $22,068,946      $104,520,476   $7,575,878
                                          ----------------   ------------  ------------
                                          ----------------   ------------  ------------

See accompanying notes to financial statements.

---------------------------------------------------------------------
CRABBE HUSON FUNDS

STATEMENTS OF OPERATIONS (CONTINUED)

For the year ended October 31, 1997

                                           CRABBE HUSON        CRABBE
                                          OREGON TAX-FREE   HUSON INCOME
                                               FUND             FUND
                                          ---------------   ------------
INVESTMENT INCOME
  Interest                                  $1,366,179        $246,353
  Securities Lending                                --           1,805
                                          ---------------   ------------
                                             1,366,179         248,158
                                          ---------------   ------------
EXPENSES
  Investment advisory fees (Note 2)            130,584          27,528
  Distribution fees (Note 2)                    44,316           7,200
  Transfer agent                                33,621          24,234
  Administration (Note 2)                       10,914           1,570
  Printing & Postage                             6,392             651
  Custody                                       28,674          13,006
  Legal                                          1,912             220
  Interest                                         567             151
  Auditing                                       5,624           3,307
  Insurance                                      1,224             169
  Trustees fees (Note 2)                         2,207             299
  Registration fees                                 44          11,712
  Amortization of organization expenses         15,150          10,781
  Miscellaneous                                  5,310           1,355
                                          ---------------   ------------
                                               286,539         102,183
  Fees waived by investment advisor
   (Note 2)                                    (30,594)        (27,528)
  Expenses reimbursed by investment
   advisor (Note 2)                                 --         (45,292)
                                          ---------------   ------------
NET EXPENSES                                   255,945          29,363
                                          ---------------   ------------
NET INVESTMENT INCOME                        1,110,234         218,795
                                          ---------------   ------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments              72,541         108,239
  Net change in unrealized appreciation
   of investments                              514,167          21,295
                                          ---------------   ------------
NET GAIN ON INVESTMENTS                        586,708         129,534
                                          ---------------   ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                            $1,696,942        $348,329
                                          ---------------   ------------
                                          ---------------   ------------

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                             CRABBE HUSON
                                           CRABBE HUSON     U.S. GOVERNMENT
                                          U.S. GOVERNMENT    MONEY MARKET
                                            INCOME FUND          FUND
                                          ---------------   ---------------
INVESTMENT INCOME
  Interest                                   $358,832         $1,855,060
  Securities Lending                               --                 --
                                          ---------------   ---------------
                                              358,832          1,855,060
                                          ---------------   ---------------
EXPENSES
  Investment advisory fees (Note 2)            32,186            170,924
  Distribution fees (Note 2)                   12,397             51,943
  Transfer agent                               23,697             56,781
  Administration (Note 2)                       2,955             15,129
  Printing & Postage                              890              5,217
  Custody                                      12,199             24,908
  Legal                                           541              2,332
  Interest                                         99                501
  Auditing                                      2,862              5,687
  Insurance                                       335              1,593
  Trustees fees (Note 2)                          576              2,758
  Registration fees                            12,789             19,667
  Amortization of organization expenses        10,950             33,960
  Miscellaneous                                 1,881              8,873
                                          ---------------   ---------------
                                              114,357            400,273
  Fees waived by investment advisor
   (Note 2)                                   (32,186)          (127,020)
  Expenses reimbursed by investment
   advisor (Note 2)                           (33,893)           (33,960)
                                          ---------------   ---------------
NET EXPENSES                                   48,278            239,293
                                          ---------------   ---------------
NET INVESTMENT INCOME                         310,554          1,615,767
                                          ---------------   ---------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments             27,462                 --
  Net change in unrealized appreciation
   of investments                              26,940                 --
                                          ---------------   ---------------
NET GAIN ON INVESTMENTS                        54,402                 --
                                          ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $364,956         $1,615,767
                                          ---------------   ---------------
                                          ---------------   ---------------

See accompanying notes to financial statements.

-----------------------------------------------------------------------------
CRABBE HUSON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

For the year ended October 31, 1997, and year or period ended October 31, 1996.

                                                   THE CRABBE HUSON
                                                  SPECIAL FUND, INC.
                                          -----------------------------------
                                             YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 1997   OCTOBER 31, 1996
                                          ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                    $   3,511,023      $   5,381,244
  Net realized gain on investments            35,382,232         13,551,901
  Net change in unrealized appreciation
   or depreciation of investments and
   short sales                                57,974,639         32,571,427
                                          ----------------   ----------------
  Increase in net assets resulting from
   operations                                 96,867,894         51,504,572
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-
   Primary shares                             (4,324,808)       (13,309,478)
   Institutional shares                               --                 --
  From net realized gain on investments-
   Primary shares                             (9,866,077)       (36,164,306)
   Institutional shares                               --                 --
CAPITAL SHARE TRANSACTIONS, NET (Note 3)    (167,381,164)      (399,551,217)
                                          ----------------   ----------------
  Total increase (decrease) in net
   assets                                    (84,704,155)      (397,520,429)
FUND NET ASSETS, BEGINNING OF PERIOD         481,039,405        878,559,834
                                          ----------------   ----------------
FUND NET ASSETS, END OF PERIOD**           $ 396,335,250      $ 481,039,405
                                          ----------------   ----------------
                                          ----------------   ----------------
**Including undistributed (distribution
  in excess of) net investment income
  of:                                      $   2,158,210      $   2,964,508
                                          ----------------   ----------------
                                          ----------------   ----------------

                                                     CRABBE HUSON
                                                      EQUITY FUND
                                          -----------------------------------
                                             YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 1997   OCTOBER 31, 1996
                                          ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                    $   1,260,833       $  2,620,900
  Net realized gain on investments            80,765,002         33,226,713
  Net change in unrealized appreciation
   or depreciation of investments             22,494,641         19,590,608
                                          ----------------   ----------------
  Increase in net assets resulting from
   operations                                104,520,476         55,438,221
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-
   Primary shares                             (1,478,593)        (3,692,079)
   Institutional shares                          (19,410)                --
  From net realized gain on investments-
   Primary shares                            (33,083,445)       (20,585,296)
   Institutional shares                         (348,809)                --
CAPITAL SHARE TRANSACTIONS, NET (Note 3)    (106,452,034)        22,648,015
                                          ----------------   ----------------
  Total increase (decrease) in net
   assets                                    (36,861,815)        53,808,861
FUND NET ASSETS, BEGINNING OF PERIOD         440,992,941        387,184,080
                                          ----------------   ----------------
FUND NET ASSETS, END OF PERIOD**           $ 404,131,126       $440,992,941
                                          ----------------   ----------------
                                          ----------------   ----------------
**Including undistributed net investment
  income of:                               $     895,302       $  1,315,080
                                          ----------------   ----------------
                                          ----------------   ----------------

  * For the period from February 20, 1996 (commencement of operations) to October 31, 1996.
See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                      CRABBE HUSON                          CRABBE HUSON
                                                     SMALL CAP FUND                     ASSET ALLOCATION FUND
                                          ------------------------------------   -----------------------------------
                                             YEAR ENDED        PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 1997   OCTOBER 31, 1996*   OCTOBER 31, 1997   OCTOBER 31, 1996
                                          ----------------   -----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                     $    218,832        $    45,933        $  2,795,398       $  3,151,042
  Net realized gain on investments            10,883,028            379,409          14,919,865          6,464,101
  Net change in unrealized appreciation
   or depreciation of investments and
   short sales                                 9,736,622             84,916           4,353,683          2,105,152
                                          ----------------   -----------------   ----------------   ----------------
  Increase in net assets resulting from
   operations                                 20,838,482            510,258          22,068,946         11,720,295
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-
   Primary shares                                (37,544)                --          (2,327,127)        (3,082,300)
   Institutional shares                          (21,320)                --            (458,657)           (14,792)
  From net realized gain on investments-
   Primary shares                               (281,168)                --          (6,443,097)       (11,438,421)
   Institutional shares                          (99,170)                --            (189,266)                --
CAPITAL SHARE TRANSACTIONS, NET (Note 3)      73,149,261         20,059,477         (15,636,696)        (6,171,166)
                                          ----------------   -----------------   ----------------   ----------------
  Total increase (decrease) in net
   assets                                     93,548,541         20,569,735          (2,985,897)        (8,986,384)
FUND NET ASSETS, BEGINNING OF PERIOD          20,669,735            100,000         127,543,673        136,530,057
                                          ----------------   -----------------   ----------------   ----------------
FUND NET ASSETS, END OF PERIOD**            $114,218,276        $20,669,735        $124,557,776       $127,543,673
                                          ----------------   -----------------   ----------------   ----------------
                                          ----------------   -----------------   ----------------   ----------------
**Including undistributed (distribution
  in excess of) net investment income
  of:                                       $    239,000        $    49,849        $    (20,757)      $    (44,394)
                                          ----------------   -----------------   ----------------   ----------------
                                          ----------------   -----------------   ----------------   ----------------

                                                   CRABBE HUSON REAL
                                                ESTATE INVESTMENT FUND
                                          -----------------------------------
                                             YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 1997   OCTOBER 31, 1996
                                          ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                     $   912,374        $   594,037
  Net realized gain on investments            3,694,705          1,149,515
  Net change in unrealized appreciation
   or depreciation of investments             2,968,799          2,224,902
                                          ----------------   ----------------
  Increase in net assets resulting from
   operations                                 7,575,878          3,968,454
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income-
   Primary shares                              (908,865)          (594,037)
   Institutional shares                              --                 --
  From net realized gain on investments-
   Primary shares                            (1,144,248)          (238,357)
   Institutional shares                              --                 --
CAPITAL SHARE TRANSACTIONS, NET (Note 3)      8,086,847         (1,472,634)
                                          ----------------   ----------------
  Total increase (decrease) in net
   assets                                    13,609,612          1,663,426
FUND NET ASSETS, BEGINNING OF PERIOD         20,648,940         18,985,514
                                          ----------------   ----------------
FUND NET ASSETS, END OF PERIOD**            $34,258,552        $20,648,940
                                          ----------------   ----------------
                                          ----------------   ----------------
**Including undistributed net investment
  income of:                                $    39,437        $    11,251
                                          ----------------   ----------------
                                          ----------------   ----------------

---------------------------------------------------------------------
CRABBE HUSON FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the year ended October 31, 1997, and year or period ended October 31, 1996.

                                                     CRABBE HUSON
                                                 OREGON TAX-FREE FUND
                                          -----------------------------------
                                             YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 1997   OCTOBER 31, 1996
                                          ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income                     $ 1,110,234        $ 1,203,459
  Net realized gain on investments               72,541            152,573
  Net change in unrealized appreciation
   or depreciation of investments               514,167           (440,577)
                                          ----------------   ----------------
  Increase in net assets resulting from
   operations                                 1,696,942            915,455
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (957,659)        (1,203,459)
  In excess of net investment income                 --                 --
  From net realized gain on investments        (152,575)            (3,019)
CAPITAL SHARE TRANSACTIONS, NET (Note 3)       (234,482)        (1,644,327)
                                          ----------------   ----------------
  Total increase (decrease) in net
   assets                                       352,226         (1,935,350)
FUND NET ASSETS, BEGINNING OF PERIOD         26,135,021         28,070,371
                                          ----------------   ----------------
FUND NET ASSETS, END OF PERIOD**            $26,487,247        $26,135,021
                                          ----------------   ----------------
                                          ----------------   ----------------
**Including undistributed net investment
  income of:                                $   169,838        $       956
                                          ----------------   ----------------
                                          ----------------   ----------------

                                             CRABBE HUSON U.S. GOVERNMENT
                                                   MONEY MARKET FUND
                                          -----------------------------------
                                             YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 1997   OCTOBER 31, 1996
                                          ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income                     $  1,615,767       $  2,216,779
                                          ----------------   ----------------
  Increase in net assets resulting from
   operations                                  1,615,767          2,216,779
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                  (1,615,767)        (2,216,779)
CAPITAL SHARE TRANSACTIONS, NET (Note 3)     (13,632,856)       (12,543,523)
                                          ----------------   ----------------
  Total increase (decrease) in net
   assets                                    (13,632,856)       (12,543,523)
FUND NET ASSETS, BEGINNING OF PERIOD          42,170,696         54,714,219
                                          ----------------   ----------------
FUND NET ASSETS, END OF PERIOD              $ 28,537,840       $ 42,170,696
                                          ----------------   ----------------
                                          ----------------   ----------------

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                     CRABBE HUSON                        CRABBE HUSON U.S.
                                                      INCOME FUND                     GOVERNMENT INCOME FUND
                                          -----------------------------------   -----------------------------------
                                             YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 1997   OCTOBER 31, 1996   OCTOBER 31, 1997   OCTOBER 31, 1996
                                          ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                     $   218,795        $   318,070        $   310,554         $  362,431
  Net realized gain on investments              108,239             73,271             27,462             99,961
  Net change in unrealized appreciation
   or depreciation of investments                21,295           (111,166)            26,940            (96,510)
                                          ----------------   ----------------   ----------------   ----------------
  Increase in net assets resulting from
   operations                                   348,329            280,175            364,956            365,882
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (222,046)          (315,728)          (310,554)          (362,431)
  In excess of net investment income                 --                 --             (1,592)              (599)
  From net realized gain on investments              --                 --                 --                 --
CAPITAL SHARE TRANSACTIONS, NET (Note 3)     (1,571,637)        (2,461,066)        (4,075,647)            88,005
                                          ----------------   ----------------   ----------------   ----------------
  Total increase (decrease) in net
   assets                                    (1,445,354)        (2,496,619)        (4,022,837)            90,857
FUND NET ASSETS, BEGINNING OF PERIOD          4,693,506          7,190,125          8,517,056          8,426,199
                                          ----------------   ----------------   ----------------   ----------------
FUND NET ASSETS, END OF PERIOD**            $ 3,248,152        $ 4,693,506        $ 4,494,219         $8,517,056
                                          ----------------   ----------------   ----------------   ----------------
                                          ----------------   ----------------   ----------------   ----------------
**Including undistributed net investment
  income of:                                $    90,911        $     3,560        $    20,416         $       93
                                          ----------------   ----------------   ----------------   ----------------
                                          ----------------   ----------------   ----------------   ----------------

See accompanying notes to financial statements.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS

October 31, 1997

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION: The Crabbe Huson Special Fund, Inc. ("Special Fund"), Crabbe Huson Small Cap Fund ("Small Cap Fund"), Crabbe Huson Asset Allocation Fund ("Asset Allocation Fund"), Crabbe Huson Equity Fund ("Equity Fund"), Crabbe Huson Real Estate Investment Fund ("Real Estate Fund"), Crabbe Huson Oregon Tax-Free Fund ("Oregon Tax-Free Fund") Crabbe Huson Income Fund ("Income Fund"), Crabbe Huson U.S. Government Income Fund ("U.S. Government Income Fund") and Crabbe Huson U.S. Government Money Market Fund ("Money Market Fund") are registered under the Investment Company Act of 1940, as amended. All of the Funds (other than the Oregon Tax-Free Fund) are open-end diversified investment companies. The Oregon Tax-Free Fund is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified investment company. Each of the Funds (other than the Special Fund) is a separate series of the Crabbe Huson Funds, a Delaware business trust offering an unlimited number of shares of beneficial interest without par value. The Special Fund is an Oregon Corporation which currently is authorized to issue 100,000,000 shares of common stock with $.001 par value. All of the Funds offer shares of the Primary Class. The Small Cap, Asset Allocation, and Equity Funds also offer shares of the Institutional Class. The two classes of shares differ principally in the distribution fees and shareholder servicing fees.

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of financial statements.

SECURITY VALUATION--MONEY MARKET FUND: The securities owned by the Fund are valued based upon the amortized cost method. Pursuant to this method, a security is valued by reference to the acquisition cost as adjusted for amortization of premium or accretion of discount. Although the Fund seeks to maintain the net asset value per share at $1.00, there can be no assurance that the net asset value per share will not vary.

SECURITY VALUATION--ALL OTHER FUNDS: Securities listed or traded on a registered securities exchange, including over-the-counter securities, are valued at the last reported sales price on the date of computation. Where last sale information is not available, the best bid price is used. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees/Directors of the Funds.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Security transactions are accounted for on the trade date. Interest income, consisting of interest accrued plus the accretion of original issue discount and market discount minus the amortization of investment premium, is recorded daily on the accrual basis. Dividends are recorded on the ex-dividend date. Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense. Net realized gains and losses on investments are computed on the first-in, first-out, method. For Funds with more than

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1997
one class, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a specific fund or class are charged only to that fund or class. Expenses not directly attributable to a specific fund or class are allocated to each fund or class based either on its relative daily net assets or evenly over the Funds or classes.

DIVIDENDS AND DISTRIBUTIONS: The Oregon Tax-Free Fund declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays and holidays is declared as a dividend on the next business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

The Money Market Fund declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays and holidays is declared as a dividend on the prior business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

The Income Fund and U.S. Government Income Fund declare and distribute dividends from net investment income on the last business day of each month. Net capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December.

The Asset Allocation Fund and Real Estate Fund declare and distribute dividends from net investment income on the last business day of each fiscal quarter. Net capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December. The Asset Allocation Fund's dividends are determined on a class level and capital gains are determined on a fund level.

The Special Fund, Small Cap Fund and Equity Fund declare and distribute to shareholders in December substantially all of the net investment income and net realized capital gains, if any. The Small Cap and Equity Funds' dividends are determined on a class level and capital gains are determined on a fund level.

SHORT SALES: The Special Fund sold securities short during the period. Outstanding short sales at October 31, 1997 are listed in the schedule of investments. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

Proceeds from the sale of a borrowed security remain on deposit with the broker loaning that security. Additional deposits may be required in the event that the value of the securities sold short exceeds a percentage of the amount on deposit with the broker. In

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1997
addition, the borrowing fund is required to segregate cash or U.S. Government securities in an amount equal to the market value of all borrowed securities less any amounts on deposit with brokers. As a result of these activities, the borrowing fund will not be deemed to create leverage merely by entering into a short selling transaction, except to the extent that income is earned on amounts on deposit with the broker. The amount on deposit with the broker plus the value of the segregated securities may not exceed 25% of Net Assets.

OPTIONS: The Special, Small Cap, Real Estate, Equity, Asset Allocation and Income Funds may write call options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indexes written by others. The purchase of any of these instruments can result in the entire loss on the investment in that particular instrument or, in the case of writing covered options, can limit the opportunity to earn a profit on the underlying security.

When an option is written (sold), an amount equal to the premium received is recorded as a liability. The amount of liability is adjusted daily to reflect the current market value of the option written. When an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the net premium received for the option. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call option was written. In the case of either expiration of a written option or a closing purchase transaction, the liability related to such option is extinguished.

Call or put options purchased are accounted for in the same manner as marketable portfolio securities. When a call or put option is exercised, the proceeds from the underlying securities bought or sold are decreased by the premium paid in determining the gain or loss.

Options on stock indices differ from options on securities in that the exercise of an option on a stock index is settled in cash and does not involve delivery of the actual underlying security.

REPURCHASE AGREEMENTS: Each of the Funds may engage in repurchase agreement transactions. Repurchase agreements are agreements under which a Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days. The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the purchased security. All repurchase agreements are fully collateralized and marked to market daily, and may therefore be viewed by the SEC or the courts as loans collateralized by the underlying security. There are some risks associated with repurchase agreements. For instance, in the case of default by the seller, a Fund could incur a loss or, if bankruptcy by the seller, a Fund could incur costs and delays in realization of collateral.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1997

LOANS OF PORTFOLIO SECURITIES: Each of the Funds may lend portfolio securities, up to 20% (10% for Oregon Tax-Free Fund) of the value of a Fund's total assets. The Funds receive total collateral in an amount at least equal to 100% of the market value of the securities loaned at the inception of the loan. The value of the portfolio securities loaned is marked to market on a daily basis and additional collateral is received from the borrower, as necessary, to ensure that its value is at least equal to 100% of the securities loaned at all times. Cash collateral received is invested in a short-term instrument, Navigator Securities Lending Trust-Prime Portfolio, a regulated investment company offered by State Street Bank and Trust Company. Interest income earned on the investment of the collateral plus reimbursement for management fees associated with such investment, in excess of rebates to the borrower, is recorded on an accrual basis. Income earned on non-cash collateral is based on a percentage of the market value of the securities loaned and is recorded on an accrual basis. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

ORGANIZATION COSTS: Expenses incurred in connection with the original organization of the Funds are amortized using the sum of the years digits method. As of October 31, 1997 the initial organization costs for all Funds except for Small Cap Fund and Real Estate Fund have been fully amortized. The Crabbe Huson Group, Inc., the Fund's investment advisor, has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Fund's organization costs, the Fund will be reimbursed by the investment advisor for the unamortized balances of such costs in the same proportion as the number of shares reduced bears to the number of initial shares outstanding at the time of redemption.

On February 27, 1996 at a joint annual meeting of the shareholders of record at the close of business on December 20, 1995, of all Funds except for Special Fund and Small Cap Fund, shareholders approved an Agreement and Plan of Reorganization and Liquidation (the "Reorganization") in which each Fund would become a separate series of the Crabbe Huson Funds, a business trust organized under the laws of the State of Delaware (the "Trust"). The reorganization became effective on October 1, 1996. All of the expenses incurred in connection with the reorganization were paid by each of the respective series' of the Trust and were amortized over a one year period.

The expenses incurred in connection with the addition of the Institutional Class are being amortized over a 60 month period. The costs associated with state registration of shares will be amortized over a period of 12 months.

LINE OF CREDIT: The Funds participate in a $30 million line of credit provided by State Street Corporation, primarily for temporary or emergency purposes, $20 million of which is unsecured. Under the agreement, each of the Funds except Special Fund, may borrow up to the lesser of 15% of each Fund's total assets or the remaining unused balance of the $20 million unsecured line of credit. Special Fund may borrow the lesser

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1997
of $30 million or 33 1/3% of its total assets on a secured basis. As of November 3, 1997, Special Fund may borrow the lesser of $40 million or 33 1/3% of its total assets on a secured basis. Interest is payable at the Overnight Federal Funds rate plus 0.75%, on an annualized basis. The Funds are charged quarterly, a negotiated aggregate commitment fee on the daily unutilized credit balance. At October 31, 1997, the Funds had no borrowings under this line of credit.

When the Special Fund borrows it must put in a segregated account (with the Fund's custodian) debt securities, domestic or foreign equities, or commercial paper in an amount equal to at least 200% of the amount borrowed. The Fund must daily maintain the segregated account to ensure that its value is at least equal to 200% of the funds borrowed at all times. No single issuer, other than U.S. Government and U.S. Government agencies, can comprise in excess of 10% of the segregated account.

FEDERAL INCOME TAXES: It is each Fund's policy to distribute substantially all of its taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for Federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments on the Statements of Changes in Net Assets.

For Federal income tax purposes, Income Fund, U.S. Government Income Fund, and U.S. Government Money Market Fund have capital loss carryforwards of $79,728, $29,862, and $2,942, respectively, to be used to offset future realized gains. These losses expire in 2002, 2002, and 2005, respectively.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made, between the capital paid in, undistributed net investment income and undistributed net realized gain
(loss) on investments accounts.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

RECLASSIFICATIONS: Certain reclassifications were made to the 1996 financial statements and financial highlights to conform to the 1997 presentation.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1997

NOTE 2. INVESTMENT ADVISOR, OTHER TRANSACTIONS WITH
AFFILIATES, AND SERVICE PROVIDERS

INVESTMENT ADVISOR: The Funds have entered into an investment advisory agreement with The Crabbe Huson Group, Inc. (the "Advisor"), an affiliated company. The investment advisory fee of each Fund is accrued daily and paid semi-monthly. The annual investment advisory fee for each Fund is described below:

                             ASSET ALLOCATION FUND
                                  SPECIAL FUND
                                 SMALL CAP FUND
                                  EQUITY FUND
                                REAL ESTATE FUND

              1.00% of average daily net assets up to $100,000,000
  .85 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .60 of 1% of average daily net assets over $500,000,000

                                  INCOME FUND

            .75 of 1% of average daily net assets up to $100,000,000
  .60 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .50 of 1% of average daily nets assets over $500,000,000

                          U.S. GOVERNMENT INCOME FUND
                               MONEY MARKET FUND
                              OREGON TAX-FREE FUND

            .50 of 1% of average daily net assets up to $500,000,000
 .45 of 1% of average daily net assets between $500,000,000 and $1,000,000,000
           .40 of 1% of average daily net assets over $1,000,000,000

Through October 31, 1997, the Advisor had agreed to reimburse "Other Expenses," including management fees as necessary, to the extent Total Fund Operating Expenses exceed 1.00% of average daily net assets for Small Cap Fund - Institutional Class, Asset Allocation Fund - Institutional Class, and Equity Fund - Institutional Class. With respect to the other funds, and effective November 1, 1997 for the Institutional Class of the Small Cap, Asset Allocation, and Equity Funds, the Advisor may at times voluntarily waive its advisory fees or reimburse a Fund's expenses.

DISTRIBUTOR: The Funds have entered into a distribution agreement with Crabbe Huson Securities, Inc. (the "Distributor"), an affiliated company. The Primary Class shares of each Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, each of the participating Funds' Primary Class shares

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1997
may pay up to 0.25% of such class's average daily net assets to the Distributor as reimbursement for its actual expenses incurred in the distribution and promotion of such class's shares. There is no distribution fee for the Institutional Class shares.

ADMINISTRATOR: State Street Bank and Trust Company (the "Administrator") serves as Administrator of the Funds. The Administrator provides services for the Funds that relate to administration, operations and compliance. The Funds pay the Administrator a fee at the rate of 0.06% of the average net assets of the Funds managed by the Advisor up to $500 million, 0.03% of the next $500 million, and 0.01% of those assets in excess of $1 billion, plus $7,500 for each class of share excluding the initial class of share, and certain out of pocket costs. Each Fund pays its pro rata share of such fee.

DIRECTORS/TRUSTEES FEES: Each of the disinterested trustees/directors are paid an annual retainer of $17,000 and are reimbursed for expenses incurred in attending meetings. Each Fund pays its pro rata share of such fees and expenses based upon its relative asset amounts. For the year ended October 31, 1997, the Funds incurred aggregate fees of $90,198.

FEES PAID INDIRECTLY: The Funds have entered into a custodian, recordkeeping, and pricing agreement with Investors Fiduciary Trust Company ("IFTC"). IFTC's fees for these services are subject to reduction by credits earned by each Fund, based on the cash balances of the Funds held by IFTC as Custodian. For the year ended October 31, 1997, credits earned were $1,276, $5,608 and $305 for Small Cap Fund, Equity Fund, and Real Estate Fund, respectively. The Funds could have invested the assets used in connection with this agreement in an income producing asset if it had not entered into such an agreement.

The Special Fund, Asset Allocation Fund, Equity Fund, and Real Estate Fund, have entered into a directed brokerage agreement with State Street Brokerage Services, Inc. ("SSBSI"). Under this arrangement, SSBSI will pay the Funds a percentage of commissions generated as credits used to offset all or a portion of certain outside service providers fees incurred by the Funds. For the year ended October 31, 1997, credits earned of $0, $147, $4,274 and $0 for Special Fund, Asset Allocation Fund, Equity Fund and Real Estate Fund, respectively, were used to offset transfer agency fees.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1997

NOTE 3. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:

                                                                THE CRABBE HUSON
                                                               SPECIAL FUND, INC.
                                          -------------------------------------------------------------

                                                    SHARES                          AMOUNT
                                          -------------------------------------------------------------
                                              YEAR           YEAR            YEAR             YEAR
                                             ENDED          ENDED           ENDED            ENDED
                                          OCTOBER 31,    OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
                                              1997           1996            1997             1996
                                          -------------------------------------------------------------
Shares sold                                 6,932,446     16,617,712    $  107,701,421   $  233,860,994
Shares issued in reinvestment of
 dividends                                    963,254      3,308,309        13,533,694       45,480,552
                                          -------------------------------------------------------------
                                            7,895,700     19,926,021       121,235,115      279,341,546
Shares redeemed                           (19,397,928)   (48,496,931)     (288,616,279)    (678,892,763)
                                          -------------------------------------------------------------
Net increase (decrease)                   (11,502,228)   (28,570,910)   $ (167,381,164)  $ (399,551,217)
                                          -------------------------------------------------------------
                                          -------------------------------------------------------------

                                                        CRABBE HUSON SMALL CAP FUND
                                                               PRIMARY CLASS
                                          --------------------------------------------------------

                                                   SHARES                        AMOUNT
                                          --------------------------------------------------------
                                             YEAR         PERIOD          YEAR
                                             ENDED         ENDED          ENDED       PERIOD ENDED
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                             1997          1996*          1997           1996*
                                          --------------------------------------------------------
Shares sold                                2,953,831     2,043,129    $  41,485,452   $22,018,325
Shares issued in reinvestment of
 dividends                                    27,329             0          315,372             0
                                          --------------------------------------------------------
                                           2,981,160     2,043,129       41,800,824    22,018,325
Shares redeemed                           (1,969,881)     (314,513)     (27,110,004)   (3,478,097)
                                          --------------------------------------------------------
Net increase (decrease)                    1,011,279     1,728,616    $  14,690,820   $18,540,228
                                          --------------------------------------------------------
                                          --------------------------------------------------------

                                                       CRABBE HUSON SMALL CAP FUND
                                                           INSTITUTIONAL CLASS
                                          ------------------------------------------------------

                                                   SHARES                       AMOUNT
                                          ------------------------------------------------------
                                             YEAR         PERIOD          YEAR         PERIOD
                                             ENDED         ENDED         ENDED          ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                             1997         1996**          1997         1996**
                                          ------------------------------------------------------
Shares sold                                4,486,781      137,489     $58,662,035    $1,519,249
Shares issued in reinvestment of
 dividends                                    10,450            0         120,489             0
                                          ------------------------------------------------------
                                           4,497,231      137,489      58,782,524     1,519,249
Shares redeemed                              (22,110)           0        (324,083)            0
                                          ------------------------------------------------------
Net increase (decrease)                    4,475,121      137,489     $58,458,441    $1,519,249
                                          ------------------------------------------------------
                                          ------------------------------------------------------

                                                     CRABBE HUSON ASSET ALLOCATION FUND
                                                               PRIMARY CLASS
                                          --------------------------------------------------------

                                                   SHARES                        AMOUNT
                                          --------------------------------------------------------
                                             YEAR          YEAR           YEAR            YEAR
                                             ENDED         ENDED          ENDED          ENDED
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                             1997          1996           1997            1996
                                          --------------------------------------------------------
Shares sold                                  937,862     3,015,467    $  12,837,676   $39,902,669
Shares issued in reinvestment of
 dividends                                   586,343       969,482        7,726,444    12,786,682
                                          --------------------------------------------------------
                                           1,524,205     3,984,949       20,564,120    52,689,351
Shares redeemed                           (4,438,152)   (4,657,739)     (60,508,773)  (61,385,618)
                                          --------------------------------------------------------
Net increase (decrease)                   (2,913,947)     (672,790)   $ (39,944,653)  $(8,696,267)
                                          --------------------------------------------------------
                                          --------------------------------------------------------

 * For the period from February 20, 1996 (commencement of operations) to October 31, 1996.
** For the period from October 10, 1996 (commencement of operations) to October
   31, 1996.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1997

Transactions in capital shares of the Funds were as follows:

                                                    CRABBE HUSON ASSET ALLOCATION FUND
                                                           INSTITUTIONAL CLASS
                                          ------------------------------------------------------

                                                   SHARES                       AMOUNT
                                          ------------------------------------------------------
                                             YEAR         PERIOD          YEAR         PERIOD
                                             ENDED         ENDED         ENDED          ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                             1997          1996*          1997          1996*
                                          ------------------------------------------------------
Shares sold                                2,050,335      187,617     $28,620,172    $2,510,320
Shares issued in reinvestment of
 dividends                                    47,267        1,105         653,385        14,781
                                          ------------------------------------------------------
                                           2,097,602      188,722      29,273,557     2,525,101
Shares redeemed                             (371,870)           0      (4,965,600)            0
                                          ------------------------------------------------------
Net increase (decrease)                    1,725,732      188,722     $24,307,957    $2,525,101
                                          ------------------------------------------------------
                                          ------------------------------------------------------

                                                            CRABBE HUSON EQUITY FUND
                                                                  PRIMARY CLASS
                                          -------------------------------------------------------------

                                                    SHARES                          AMOUNT
                                          -------------------------------------------------------------
                                              YEAR           YEAR            YEAR             YEAR
                                             ENDED          ENDED           ENDED            ENDED
                                          OCTOBER 31,    OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
                                              1997           1996            1997             1996
                                          -------------------------------------------------------------
Shares sold                                 3,378,328     11,091,787    $   69,639,410   $  208,125,323
Shares issued in reinvestment of
 dividends                                  1,692,739      1,173,785        31,671,157       21,649,846
                                          -------------------------------------------------------------
                                            5,071,067     12,265,572       101,310,567      229,775,169
Shares redeemed                           (11,156,760)   (11,190,672)     (223,126,227)    (211,612,310)
                                          -------------------------------------------------------------
Net increase (decrease)                    (6,085,693)     1,074,900    $ (121,815,660)  $   18,162,859
                                          -------------------------------------------------------------
                                          -------------------------------------------------------------

                                                         CRABBE HUSON EQUITY FUND
                                                           INSTITUTIONAL CLASS
                                          ------------------------------------------------------

                                                   SHARES                       AMOUNT
                                          ------------------------------------------------------
                                             YEAR         PERIOD          YEAR         PERIOD
                                             ENDED         ENDED         ENDED          ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                             1997         1996**          1997         1996**
                                          ------------------------------------------------------
Shares sold                                1,162,016      232,349     $22,817,326    $4,605,156
Shares issued in reinvestment of
 dividends                                    19,670            0         368,216             0
                                          ------------------------------------------------------
                                           1,181,686      232,349      23,185,542     4,605,156
Shares redeemed                             (378,595)      (6,076)     (7,821,916)     (120,000)
                                          ------------------------------------------------------
Net increase (decrease)                      803,091      226,273     $15,363,626    $4,485,156
                                          ------------------------------------------------------
                                          ------------------------------------------------------

                                                          CRABBE HUSON REAL ESTATE
                                                               INVESTMENT FUND
                                                                PRIMARY CLASS
                                          ---------------------------------------------------------

                                                   SHARES                        AMOUNT
                                          ---------------------------------------------------------
                                             YEAR          YEAR           YEAR            YEAR
                                             ENDED         ENDED          ENDED           ENDED
                                          OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                             1997          1996           1997            1996
                                          ---------------------------------------------------------
Shares sold                                2,581,854     1,378,623    $  33,065,740   $  14,907,333
Shares issued in reinvestment of
 dividends                                   149,238        48,016        1,860,225         498,344
                                          ---------------------------------------------------------
                                           2,731,092     1,426,639       34,925,965      15,405,677
Shares redeemed                           (2,083,483)   (1,603,237)     (26,839,118)    (16,878,311)
                                          ---------------------------------------------------------
Net increase (decrease)                      647,609      (176,598)   $   8,086,847   $  (1,472,634)
                                          ---------------------------------------------------------
                                          ---------------------------------------------------------

 * For the period from October 28, 1996 (commencement of operations) to October 31, 1996.
** For the period from October 3, 1996 (commencement of operations) to October
   31, 1996.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1997

Transactions in capital shares of the Funds were as follows:

                                                     CRABBE HUSON OREGON TAX-FREE FUND
                                                               PRIMARY CLASS
                                          -------------------------------------------------------

                                                   SHARES                       AMOUNT
                                          -------------------------------------------------------
                                             YEAR          YEAR           YEAR           YEAR
                                             ENDED         ENDED         ENDED          ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                             1997          1996           1997           1996
                                          -------------------------------------------------------
Shares sold                                 222,132       261,030     $ 2,788,786    $ 3,286,985
Shares issued in reinvestment of
 dividends                                   66,932        75,204         844,070        941,352
                                          -------------------------------------------------------
                                            289,064       336,234       3,632,856      4,228,337
Shares redeemed                            (306,846)     (470,511)     (3,867,338)    (5,872,664)
                                          -------------------------------------------------------
Net increase (decrease)                     (17,782)     (134,277)    $  (234,482)   $(1,644,327)
                                          -------------------------------------------------------
                                          -------------------------------------------------------

                                                         CRABBE HUSON INCOME FUND
                                                               PRIMARY CLASS
                                          -------------------------------------------------------

                                                   SHARES                       AMOUNT
                                          -------------------------------------------------------
                                             YEAR          YEAR           YEAR           YEAR
                                             ENDED         ENDED         ENDED          ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                             1997          1996           1997           1996
                                          -------------------------------------------------------
Shares sold                                 107,712       192,421     $ 1,092,232    $ 1,964,440
Shares issued in reinvestment of
 dividends                                   19,273        27,472         196,574        279,126
                                          -------------------------------------------------------
                                            126,985       219,893       1,288,806      2,243,566
Shares redeemed                            (280,175)     (460,625)     (2,860,443)    (4,704,632)
                                          -------------------------------------------------------
Net increase (decrease)                    (153,190)     (240,732)    $(1,571,637)   $(2,461,066)
                                          -------------------------------------------------------
                                          -------------------------------------------------------

                                                       CRABBE HUSON U.S. GOVERNMENT
                                                                INCOME FUND
                                                               PRIMARY CLASS
                                          -------------------------------------------------------

                                                   SHARES                       AMOUNT
                                          -------------------------------------------------------
                                             YEAR          YEAR           YEAR           YEAR
                                             ENDED         ENDED         ENDED          ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                             1997          1996           1997           1996
                                          -------------------------------------------------------
Shares sold                                  69,750       257,510     $   743,485    $ 2,731,392
Shares issued in reinvestment of
 dividends                                   20,527        28,445         218,495        302,807
                                          -------------------------------------------------------
                                             90,277       285,955         961,980      3,034,199
Shares redeemed                            (473,104)     (277,647)     (5,037,627)    (2,946,194)
                                          -------------------------------------------------------
Net increase (decrease)                    (382,827)        8,308     $(4,075,647)   $    88,005
                                          -------------------------------------------------------
                                          -------------------------------------------------------

                                                           CRABBE HUSON U.S. GOVERNMENT
                                                                 MONEY MARKET FUND
                                                                   PRIMARY CLASS
                                          ---------------------------------------------------------------

                                                     SHARES                           AMOUNT
                                          ---------------------------------------------------------------
                                              YEAR            YEAR             YEAR             YEAR
                                              ENDED           ENDED           ENDED            ENDED
                                           OCTOBER 31,     OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
                                              1997            1996             1997             1996
                                          ---------------------------------------------------------------
Shares sold                                  90,566,952     116,487,103   $   90,566,952   $  116,487,103
Shares issued in reinvestment of
 dividends                                    1,163,552       1,506,752        1,163,552        1,506,752
                                          ---------------------------------------------------------------
                                             91,730,504     117,993,855       91,730,504      117,993,855
Shares redeemed                            (105,363,360)   (130,537,378)    (105,363,360)    (130,537,378)
                                          ---------------------------------------------------------------
Net increase (decrease)                     (13,632,856)    (12,543,523)  $  (13,632,856)  $  (12,543,523)
                                          ---------------------------------------------------------------
                                          ---------------------------------------------------------------

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1997

NOTE 4. INVESTMENT TRANSACTIONS

For the year ended October 31, 1997, Crabbe Huson U.S. Government Money Market Fund had aggregate security purchases and sales (including maturities) of $289,682,129 and $305,010,352, respectively. Aggregate purchases, sales and maturities for the period ended October 31, 1997 (excluding short-term securities) for the remaining Funds, are as follows:

                                       THE CRABBE                          CRABBE HUSON
                                      HUSON SPECIAL     CRABBE HUSON     ASSET ALLOCATION    CRABBE HUSON
                                       FUND, INC.      SMALL CAP FUND          FUND           EQUITY FUND
                                     ----------------------------------------------------------------------
Purchases:                            $118,439,921       $82,391,236       $134,248,378      $490,323,021
                                     ----------------------------------------------------------------------
                                     ----------------------------------------------------------------------
Sales and Maturities:                  343,199,799        32,459,411        148,059,308       596,199,496
                                     ----------------------------------------------------------------------
                                     ----------------------------------------------------------------------

                                      CRABBE HUSON      CRABBE HUSON                         CRABBE HUSON
                                       REAL ESTATE     OREGON TAX-FREE     CRABBE HUSON     U.S. GOVERNMENT
                                     INVESTMENT FUND        FUND           INCOME FUND        INCOME FUND
                                     ----------------------------------------------------------------------
Purchases:                             $31,194,265       $4,395,808         $2,053,189        $2,868,919
                                     ----------------------------------------------------------------------
                                     ----------------------------------------------------------------------
Sales and Maturities:                   23,919,892        4,600,159          3,529,859         6,843,559
                                     ----------------------------------------------------------------------
                                     ----------------------------------------------------------------------

NOTE 5. SUBSEQUENT EVENTS

    On November 18, 1997, the Board of Trustees of the Real Estate Investment Fund approved to terminate the Subadvisory Agreement between AEW Capital Management, L.P. and the Crabbe Huson Group, Inc.

THE CRABBE HUSON SPECIAL FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report. For the year or period ending on or after 10/31/96, calculations are based on a share outstanding during the period. For years or periods ending prior to 11/1/95, calculations are based on average number of shares outstanding for each period.

                                                                                   YEAR ENDED
                                                          ------------------------------------------------------------
                                                           10/31/97     10/31/96    10/31/95     10/31/94    10/31/93
                                                          ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................      $13.71      $13.80      $14.08      $11.82       $8.36
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................................        0.15        0.14        0.27        0.05       (0.08)
Net Realized & Unrealized Gain (Loss) on Investments....        3.41        0.55       (0.29)       2.30        3.54
                                                          ------------------------------------------------------------
    Total from Investment Operations....................        3.56        0.69       (0.02)       2.35        3.46
LESS DISTRIBUTIONS
Distributions from Net Investment Income................        0.14        0.21        0.02        0.00        0.00
Distributions in excess of Net Investment Income........        0.00        0.00        0.00        0.09        0.00
Distributions from Capital Gains........................        0.33        0.57        0.24        0.00        0.00
                                                          ------------------------------------------------------------
    Total Distributions.................................        0.47        0.78        0.26        0.09        0.00
                                                          ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................      $16.80      $13.71      $13.80      $14.08      $11.82
                                                          ------------------------------------------------------------
                                                          ------------------------------------------------------------
TOTAL RETURN............................................       26.62%       5.03%       1.78%      22.40%      41.39%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......................    $396,335    $481,039    $878,560    $319,811     $238,167
Ratio of Expenses to Average Net Assets.................        1.50%       1.37%(a)     1.40%      1.44%       1.57%
Ratio of Net Investment Income to Average Net Assets....        0.86%       0.72%       1.95%       0.39%      (0.73)%
Portfolio Turnover Rate.................................       32.76%      32.88%     122.97%     146.44%      73.29%
Average Commission Rate (b).............................     $0.0428     $0.0358          --          --          --


                                                          10/31/92    10/31/91     10/31/90   10/31/89   10/31/88

NET ASSET VALUE, BEGINNING OF PERIOD....................   $12.05      $8.78        $11.49      $9.69      $8.13
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................................    (0.02)      0.04          0.15       0.21      (0.05)
Net Realized & Unrealized Gain (Loss) on Investments....    (1.62)      4.01         (1.43)      1.59       1.61

    Total from Investment Operations....................    (1.64)      4.05         (1.28)      1.80       1.56
LESS DISTRIBUTIONS
Distributions from Net Investment Income................     0.03       0.14          0.22       0.00       0.00
Distributions in excess of Net Investment Income........     2.02       0.64          1.21       0.00       0.00
Distributions from Capital Gains........................     0.00       0.00          0.00       0.00       0.00

    Total Distributions.................................     2.05       0.78          1.43       0.00       0.00

NET ASSET VALUE, END OF PERIOD..........................    $8.36     $12.05         $8.78     $11.49      $9.69

TOTAL RETURN............................................     8.11%     49.58%       (10.90)%    18.68%     19.63%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......................   $5,857     $3,542        $2,926     $3,356     $4,393
Ratio of Expenses to Average Net Assets.................     1.74%      1.92%         2.00%      2.00%      3.94%
Ratio of Net Investment Income to Average Net Assets....    (0.25)%     0.32%         1.55%      1.96%      3.34%
Portfolio Turnover Rate.................................   102.27%    256.68%       314.73%    275.62%    155.12%
Average Commission Rate (b).............................       --         --            --         --         --

THE CRABBE HUSON SPECIAL FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   YEAR ENDED
                                                          ------------------------------------------------------------
                                                           10/31/97     10/31/96    10/31/95     10/31/94    10/31/93
                                                          ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (cont.)
Average Number of Shares Outstanding....................  27,679,105*         --          --          --          --
Amount of Debt Outstanding..............................          $0          --          --          --          --
Average Amount of Debt Outstanding During the Period....  $1,701,322*         --          --          --          --
Average Amount of Debt Per Share During the Period......       $0.06          --          --          --          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.................        1.58%       1.37%(a)     1.40%      1.54%       1.59%
Ratio of Net Investment Income to Average Net Assets....        0.78%       0.72%       1.95%       0.29%      (0.75)%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.................        1.50%       1.37%         --          --          --
Ratio of Net Investment Income to Average Net Assets....        0.86%       0.72%         --          --          --


                                                          10/31/92    10/31/91     10/31/90   10/31/89   10/31/88

RATIOS/SUPPLEMENTAL DATA (cont.)
Average Number of Shares Outstanding....................       --         --            --         --         --
Amount of Debt Outstanding..............................       --         --            --         --         --
Average Amount of Debt Outstanding During the Period....       --         --            --         --         --
Average Amount of Debt Per Share During the Period......       --         --            --         --         --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.................     2.18%      2.40%         2.86%      2.44%        --
Ratio of Net Investment Income to Average Net Assets....    (0.69)%    (0.15)%        0.70%      1.53%        --
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.................       --         --            --         --         --
Ratio of Net Investment Income to Average Net Assets....       --         --            --         --         --

-------------------

(a) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(b) Disclosure of the average commission rate paid relates to the purchase and sale of investment securities and is required for funds that invest greater than 10% of average net assets in equity transactions. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(c)  Computed on an annualized basis.
(d)  Commencement of operations - 2/20/96.
(e)  Commencement of operations - 10/10/96.
(f)  Commencement of operations - 1/31/89.
(g)  Commencement of operations - 10/28/96.
(h)  Commencement of operations - 10/3/96.
(i)  Commencement of operations - 4/4/94.
  *  Computed on a daily basis.

CRABBE HUSON SMALL CAP FUND - PRIMARY CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               YEAR ENDED      PERIOD ENDED
                                                              ------------     ------------
                                                                10/31/97       10/31/96(d)
                                                              -----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $11.02           $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.......................................      0.00             0.03
Net Realized & Unrealized Gain (Loss) on Investments........      4.62             0.99
                                                              -----------------------------
    Total from Investment Operations........................      4.62             1.02
LESS DISTRIBUTIONS
Distributions from Net Investment Income....................      0.02             0.00
Distributions from Capital Gains............................      0.14             0.00
                                                              -----------------------------
    Total Distributions.....................................      0.16             0.00
                                                              -----------------------------
NET ASSET VALUE, END OF PERIOD..............................    $15.48           $11.02
                                                              -----------------------------
                                                              -----------------------------
TOTAL RETURN................................................     42.38%           10.20%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...........................   $42,563          $19,156
Ratio of Expenses to Average Net Assets.....................      1.50%(a)         1.50%(a)(c)
Ratio of Net Investment Income to Average Net Assets........      0.03%            0.70%(c)
Portfolio Turnover Rate.....................................     65.11%           39.34%
Average Commission Rate (b).................................   $0.0363          $0.0275
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.....................      1.73%(a)         2.32%(a)(c)
Ratio of Net Investment Income to Average Net Assets........     (0.20)%          (0.11)%(c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.....................      1.50%            1.51%(c)
Ratio of Net Investment Income to Average Net Assets........      0.03%            0.71%(c)

See footnotes on page 82.

CRABBE HUSON SMALL CAP FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               YEAR ENDED      PERIOD ENDED
                                                              ------------     ------------
                                                                10/31/97       10/31/96(e)
                                                              -----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $11.01           $11.05
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.......................................      0.07             0.00
Net Realized & Unrealized Gain (Loss) on Investments........      4.62            (0.04)
                                                              -----------------------------
    Total from Investment Operations........................      4.69            (0.04)
LESS DISTRIBUTIONS
Distributions from Net Investment Income....................      0.03             0.00
Distributions from Capital Gains............................      0.14             0.00
                                                              -----------------------------
    Total Distributions.....................................      0.17             0.00
                                                              -----------------------------
NET ASSET VALUE, END OF PERIOD..............................    $15.53           $11.01
                                                              -----------------------------
                                                              -----------------------------
TOTAL RETURN................................................     43.11%           (0.36)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...........................   $71,655           $1,514
Ratio of Expenses to Average Net Assets.....................      1.00%(a)         1.00%(a)(c)
Ratio of Net Investment Income to Average Net Assets........      0.60%           (0.43)%(c)
Portfolio Turnover Rate.....................................     65.11%           39.34%
Average Commission Rate (b).................................   $0.0363          $0.0275
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.....................      1.28%(a)         3.55%(a)(c)
Ratio of Net Investment Income to Average Net Assets........      0.32%           (2.98)%(c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.....................      1.00%            1.00%(c)
Ratio of Net Investment Income to Average Net Assets........      0.60%           (0.43)%(c)

See footnotes on page 82.

CRABBE HUSON ASSET ALLOCATION FUND - PRIMARY CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          YEAR ENDED
                                               ----------------------------------------------------------------
                                                  10/31/97        10/31/96     10/31/95    10/31/94    10/31/93
                                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........          $13.39     $13.64         $12.87      $13.52     $11.68
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................            0.32       0.30           0.34        0.30       0.23
Net Realized & Unrealized Gain (Loss) on                 2.29       0.88           1.21       (0.08)      2.09
 Investments.................................
                                               ----------------------------------------------------------------
    Total from Investment Operations.........            2.61       1.18           1.55        0.22       2.32
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....            0.32       0.30           0.33        0.29       0.24
Distributions from Capital Gains.............            0.74       1.13           0.45        0.58       0.24
                                               ----------------------------------------------------------------
    Total Distributions......................            1.06       1.43           0.78        0.87       0.48
                                               ----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............          $14.94     $13.39         $13.64      $12.87     $13.52
                                               ----------------------------------------------------------------
                                               ----------------------------------------------------------------
TOTAL RETURN.................................         % 20.60       8.96%         13.00%       2.66%     20.93%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............         $95,960   $125,018       $136,530    $110,152    $85,390
Ratio of Expenses to Average Net Assets......         %(a1.42)      1.47%(a)       1.48%       1.44%      1.46%
Ratio of Net Investment Income to Average Net         %  2.25       2.22%          2.57%       2.30%      1.85%
 Assets......................................
Portfolio Turnover Rate......................         %118.65     252.29%        225.70%     149.19%    116.10%
Average Commission Rate (b)..................         $0.0529    $0.0536             --          --         --
Average Number of Shares Outstanding                8,772,675*        --             --          --         --
 (Composite).................................
Amount of Debt Outstanding...................              $0         --             --          --         --
Average Amount of Debt Outstanding During the         *$3,460         --             --          --         --
 Period......................................
Average Amount of Debt Per Share During the             $0.00         --             --          --         --
 Period......................................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......         %(a1.55)      1.47%(a)       1.49%       1.52%      1.54%
Ratio of Net Investment Income to Average Net         %  2.12       2.22%          2.56%       2.22%      1.77%
 Assets......................................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......         %  1.42       1.46%            --          --         --
Ratio of Net Investment Income to Average Net         %  2.25       2.22%            --          --         --
 Assets......................................

                                                                                   PERIOD
                                                                                    ENDED
                                                                                 -----------
                                               10/31/92   10/31/91   10/31/90    10/31/89(f)
NET ASSET VALUE, BEGINNING OF PERIOD.........   $11.00      $9.24     $10.69      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................     0.35       0.41       0.46        0.40
Net Realized & Unrealized Gain (Loss) on          0.82       1.82      (1.12)       0.29
 Investments.................................
    Total from Investment Operations.........     1.17       2.23      (0.66)       0.69
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....     0.35       0.43       0.72        0.00
Distributions from Capital Gains.............     0.14       0.04       0.07        0.00
    Total Distributions......................     0.49       0.47       0.79        0.00
NET ASSET VALUE, END OF PERIOD...............   $11.68     $11.00      $9.24      $10.69
TOTAL RETURN.................................    11.25%     24.55%     (6.40)%      9.30%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............  $55,099    $23,893    $13,174     $12,578
Ratio of Expenses to Average Net Assets......     1.52%      1.76%      1.90%       1.91%(c)
Ratio of Net Investment Income to Average Net     3.02%      3.97%      4.51%       5.02%(c)
 Assets......................................
Portfolio Turnover Rate......................   155.26%    157.89%    161.72%      88.14%
Average Commission Rate (b)..................       --         --         --          --
Average Number of Shares Outstanding                --         --         --          --
 (Composite).................................
Amount of Debt Outstanding...................       --         --         --          --
Average Amount of Debt Outstanding During the       --         --         --          --
 Period......................................
Average Amount of Debt Per Share During the         --         --         --          --
 Period......................................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REI
Ratio of Expenses to Average Net Assets......     1.62%      1.79%      1.93%       1.93%(c)
Ratio of Net Investment Income to Average Net     2.92%      3.94%      4.49%       5.00%(c)
 Assets......................................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......       --         --         --          --
Ratio of Net Investment Income to Average Net       --         --         --          --
 Assets......................................

See footnotes on page 82.

CRABBE HUSON ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR ENDED        PERIOD ENDED
                                               ---------------  ------------------
                                                  10/31/97         10/31/96(g)
                                               -----------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........         $13.39           $13.38
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................           0.42             0.01
Net Realized & Unrealized Gain (Loss) on                2.24             0.08
 Investments.................................
                                               -----------------------------------
    Total from Investment Operations.........           2.66             0.09
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....           0.37             0.08
Distributions from Capital Gains.............           0.74             0.00
                                               -----------------------------------
    Total Distributions......................           1.11             0.08
                                               -----------------------------------
NET ASSET VALUE, END OF PERIOD...............         $14.94           $13.39
                                               -----------------------------------
                                               -----------------------------------
TOTAL RETURN.................................          21.18%            0.59%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............        $28,598           $2,526
Ratio of Expenses to Average Net Assets......           1.00%(a)          1.00%(a)(c)
Ratio of Net Investment Income to Average Net           2.70%            2.87%(c)
 Assets......................................
Portfolio Turnover Rate......................         118.65%          252.29%
Average Commission Rate (b)..................        $0.0529          $0.0536
Average Number of Shares Outstanding               8,772,675  *            --
 (Composite).................................
Amount of Debt Outstanding...................             $0               --
Average Amount of Debt Outstanding During the         $3,460  *            --
 Period......................................
Average Amount of Debt Per Share During the            $0.00               --
 Period......................................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......           1.42%(a)          2.00%(a)(c)
Ratio of Net Investment Income to Average Net           2.28%            1.87%(c)
 Assets......................................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......           1.00%            1.00%(c)
Ratio of Net Investment Income to Average Net           2.70%            2.87%(c)
 Assets......................................

See footnotes on page 82.

CRABBE HUSON EQUITY FUND - PRIMARY CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         YEAR ENDED
                                                             ------------------------------------------------------------------
                                                                10/31/97         10/31/96     10/31/95    10/31/94    10/31/93
                                                             ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................           $19.50     $18.17         $16.44      $16.08      $13.03
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income......................................             0.07       0.11           0.22        0.19        0.10
Net Realized & Unrealized Gain (Loss) on Investments.......             5.36       2.33           1.75        0.57        3.45
                                                             ------------------------------------------------------------------
    Total from Investment Operations.......................             5.43       2.44           1.97        0.76        3.55
LESS DISTRIBUTIONS
Distributions from Net Investment Income...................             0.07       0.17           0.09        0.04        0.11
Distributions from Capital Gains...........................             1.54       0.94           0.15        0.36        0.39
                                                             ------------------------------------------------------------------
    Total Distributions....................................             1.61       1.11           0.24        0.40        0.50
                                                             ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............................           $23.32     $19.50         $18.17      $16.44      $16.08
                                                             ------------------------------------------------------------------
                                                             ------------------------------------------------------------------
TOTAL RETURN...............................................          % 29.87      13.78%         13.37%       7.89%      29.90%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)..........................         $380,047   $436,578       $387,184    $153,105     $34,520
Ratio of Expenses to Average Net Assets....................          %(a1.42)      1.38%(a)       1.40%       1.45%       1.49%
Ratio of Net Investment Income to Average Net Assets.......          %  0.29       0.56%          1.30%       1.18%       0.67%
Portfolio Turnover Rate....................................          %128.65     117.00%         92.43%     106.49%     114.38%
Average Commission Rate (b)................................          $0.0537    $0.0530             --          --          --
Average Number of Shares Outstanding (composite)...........       19,623,834*        --             --          --          --
Amount of Debt Outstanding.................................               $0         --             --          --          --
Average Amount of Debt Outstanding During the Period.......          $21,750*        --             --          --          --
Average Amount of Debt Per Share During the Period.........            $0.00         --             --          --          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets....................          %(a1.44)      1.38%(a)       1.30%       1.56%       1.64%
Ratio of Net Investment Income to Average Net Assets.......          %  0.27       0.56%          1.28%       1.06%       0.52%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets....................          %  1.42       1.37%            --          --          --
Ratio of Net Investment Income to Average Net Assets.......          %  0.29       0.57%            --          --          --

                                                                                                     PERIOD
                                                                                                     ENDED
                                                                                                  ------------
                                                             10/31/92    10/31/91     10/31/90    10/31/89(f)

NET ASSET VALUE, BEGINNING OF PERIOD.......................    $12.57       $8.54      $10.50       $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income......................................      0.20        0.19        0.25         0.31
Net Realized & Unrealized Gain (Loss) on Investments.......      0.92        4.15       (1.67)        0.19

    Total from Investment Operations.......................      1.12        4.34       (1.42)        0.50
LESS DISTRIBUTIONS
Distributions from Net Investment Income...................      0.10        0.31        0.39         0.00
Distributions from Capital Gains...........................      0.56        0.00        0.15         0.00

    Total Distributions....................................      0.66        0.31        0.54         0.00

NET ASSET VALUE, END OF PERIOD.............................    $13.03      $12.57       $8.54       $10.50

TOTAL RETURN...............................................     12.48%      52.44%     (14.97)%       6.72%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)..........................   $13,429      $5,930      $2,944       $5,018
Ratio of Expenses to Average Net Assets....................      1.55%       1.84%       1.93%        1.69%(c)
Ratio of Net Investment Income to Average Net Assets.......      1.57%       1.60%       2.56%        3.98%(c)
Portfolio Turnover Rate....................................    180.72%     171.82%     265.25%       90.54%
Average Commission Rate (b)................................        --          --          --           --
Average Number of Shares Outstanding (composite)...........        --          --          --           --
Amount of Debt Outstanding.................................        --          --          --           --
Average Amount of Debt Outstanding During the Period.......        --          --          --           --
Average Amount of Debt Per Share During the Period.........        --          --          --           --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets....................      1.93%       2.41%       2.66%        1.97%(c)
Ratio of Net Investment Income to Average Net Assets.......      1.18%       1.03%       1.83%        3.68%(c)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets....................        --          --          --           --
Ratio of Net Investment Income to Average Net Assets.......        --          --          --           --

See footnotes on page 82.

CRABBE HUSON EQUITY FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR ENDED      PERIOD ENDED
                                               --------------   --------------
                                                  10/31/97       10/31/96(h)
                                               -------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........          $19.51    $19.82
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................            0.21      0.00
Net Realized & Unrealized Gain (Loss) on                 5.31     (0.31)
 Investments.................................
                                               -------------------------------
    Total from Investment Operations.........            5.52     (0.31)
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....            0.09      0.00
Distributions from Capital Gains.............            1.54      0.00
                                               -------------------------------
    Total Distributions......................            1.63      0.00
                                               -------------------------------
NET ASSET VALUE, END OF PERIOD...............          $23.40    $19.51
                                               -------------------------------
                                               -------------------------------
TOTAL RETURN.................................         % 30.35     (1.56)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............         $24,084    $4,415
Ratio of Expenses to Average Net Assets......         %(a1.00)     1.00%(a)(c)
Ratio of Net Investment Income to Average Net         %  0.71      0.15%(c)
 Assets......................................
Portfolio Turnover Rate......................         %128.65    117.00%
Average Commission Rate (b)..................         $0.0537   $0.0530
Average Number of Shares Outstanding               19,623,834*       --
 (composite).................................
Amount of Debt Outstanding...................              $0        --
Average Amount of Debt Outstanding During the         $21,750*       --
 Period......................................
Average Amount of Debt Per Share During the             $0.00        --
 Period......................................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......         %(a1.23)     1.58%(a)(c)
Ratio of Net Investment Income to Average Net         %  0.48     (0.43%)(c)
 Assets......................................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......         %  1.00      1.00%(c)
Ratio of Net Investment Income to Average Net         %  0.71      0.15%(c)
 Assets......................................

See footnotes on page 82.

CRABBE HUSON REAL ESTATE INVESTMENT FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      YEAR ENDED                           PERIOD ENDED
                                                 ----------------------------------------------------     --------------
                                                    10/31/97           10/31/96           10/31/95         10/31/94(i)
                                                 -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........      $11.58              $9.69              $9.50             $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................        0.38               0.38               0.44               0.37
Net Realized & Unrealized Gain (Loss) on             3.02               2.01               0.31              (0.64)
 Investments.................................
                                                 -----------------------------------------------------------------------
    Total from Investment Operations.........        3.40               2.39               0.75              (0.27)
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....        0.38               0.38               0.44               0.23
Distributions from Capital Gains.............        0.51               0.12               0.12               0.00
                                                 -----------------------------------------------------------------------
    Total Distributions......................        0.89               0.50               0.56               0.23
                                                 -----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............      $14.09             $11.58              $9.69              $9.50
                                                 -----------------------------------------------------------------------
                                                 -----------------------------------------------------------------------
TOTAL RETURN.................................       30.56%             25.39%              8.31%             (3.25)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............     $34,259            $20,649            $18,986            $18,280
Ratio of Expenses to Average Net Assets......        1.50%(a)           1.50%(a)           1.50%              1.01%(c)
Ratio of Net Investment Income to Average Net        2.93%              3.59%              4.59%              6.30%(c)
 Assets......................................
Portfolio Turnover Rate......................       80.01%            120.19%             59.53%             43.30%
Average Commission Rate (b)..................     $0.0617            $0.0570                 --                 --
Average Number of Shares Outstanding.........    2,494,659*               --                 --                 --
Amount of Debt Outstanding...................          $0                 --                 --                 --
Average Amount of Debt Outstanding During the     $72,728*                --                 --                 --
 Period......................................
Average Amount of Debt Per Share During the         $0.03                 --                 --                 --
 Period......................................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......        1.76%(a)           1.88%(a)           1.89%              2.03%(c)
Ratio of Net Investment Income to Average Net        2.66%              3.21%              4.20%              5.28%(c)
 Assets......................................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......        1.50%              1.50%                --                 --
Ratio of Net Investment Income to Average Net        2.93%              3.59%                --                 --
 Assets......................................

See footnotes page 82.

CRABBE HUSON OREGON TAX-FREE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   YEAR ENDED
                                                 -----------------------------------------------
                                                 10/31/97     10/31/96     10/31/95     10/31/94
                                                 -----------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $12.50       $12.62       $11.99       $12.80
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................       0.54         0.54         0.55         0.54
Net Realized & Unrealized Gain (Loss) on            0.28        (0.12)        0.70        (0.80)
 Investments.................................
                                                 -----------------------------------------------
    Total from Investment Operations.........       0.82         0.42         1.25        (0.26)
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....       0.47         0.54         0.55         0.54
Distributions from Capital Gains.............       0.07         0.00         0.07         0.01
                                                 -----------------------------------------------
    Total Distributions......................       0.54         0.54         0.62         0.55
                                                 -----------------------------------------------
NET ASSET VALUE, END OF PERIOD...............     $12.78       $12.50       $12.62       $11.99
                                                 -----------------------------------------------
                                                 -----------------------------------------------
TOTAL RETURN.................................       6.67%        3.43%       10.66%       (2.06)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............    $26,487      $26,135      $28,070      $29,046
Ratio of Expenses to Average Net Assets......       0.98%        0.98%        0.98%        0.98%
Ratio of Net Investment Income to Average Net       4.25%        4.33%        4.45%        4.37%
 Assets......................................
Portfolio Turnover Rate......................      17.19%       15.64%       22.91%       20.58%
Average Number of Shares Outstanding.........    2,073,284*        --           --           --
Amount of Debt Outstanding...................         $0           --           --           --
Average Amount of Debt Outstanding During the     $2,734*          --           --           --
 Period......................................
Average Amount of Debt Per Share During the        $0.00           --           --           --
 Period......................................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......       1.10%        1.04%        1.08%        1.08%
Ratio of Net Investment Income to Average Net       4.13%        4.27%        4.35%        4.26%
 Assets......................................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......       0.98%        0.98%          --           --
Ratio of Net Investment Income to Average Net       4.25%        4.33%          --           --
 Assets......................................

See footnotes on page 82.

CRABBE HUSON OREGON TAX-FREE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                YEAR ENDED
                                                 -------------------------------------------------------------------------
                                                 10/31/93     10/31/92     10/31/91     10/31/90     10/31/89     10/31/88
                                                 -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $12.20       $12.14       $11.74       $11.72       $11.72       $11.08
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................       0.57         0.62         0.64         0.63         0.68         0.64
Net Realized & Unrealized Gain (Loss) on            0.69         0.15         0.48         0.05         0.08         0.64
 Investments.................................
                                                 -------------------------------------------------------------------------
    Total from Investment Operations.........       1.26         0.77         1.12         0.68         0.76         1.28
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....       0.57         0.62         0.65         0.64         0.67         0.64
Distributions from Capital Gains.............       0.09         0.09         0.07         0.02         0.09         0.00
                                                 -------------------------------------------------------------------------
    Total Distributions......................       0.66         0.71         0.72         0.66         0.76         0.64
                                                 -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............     $12.80       $12.20       $12.14       $11.74       $11.72       $11.72
                                                 -------------------------------------------------------------------------
                                                 -------------------------------------------------------------------------
TOTAL RETURN.................................      10.71%        6.51%        9.85%        6.00%        6.67%       12.02%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............    $29,408      $20,296      $18,383      $18,766      $19,173      $20,058
Ratio of Expenses to Average Net Assets......       1.05%        1.11%        1.21%        1.38%        1.04%        1.21%
Ratio of Net Investment Income to Average Net       4.51%        5.04%        5.36%        5.41%        5.82%        5.53%
 Assets......................................
Portfolio Turnover Rate......................      11.62%       25.30%       53.40%       58.52%       45.25%       31.44%
Average Number of Shares Outstanding.........         --           --           --           --           --           --
Amount of Debt Outstanding...................         --           --           --           --           --           --
Average Amount of Debt Outstanding During the         --           --           --           --           --           --
 Period......................................
Average Amount of Debt Per Share During the           --           --           --           --           --           --
 Period......................................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......       1.09%        1.13%        1.24%        1.55%        1.16%        1.32%
Ratio of Net Investment Income to Average Net       4.46%        5.01%        5.34%        5.23%        5.71%        5.42%
 Assets......................................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......         --           --           --           --           --           --
Ratio of Net Investment Income to Average Net         --           --           --           --           --           --
 Assets......................................

See footnotes on page 82.

CRABBE HUSON INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              YEAR ENDED
                                     ------------------------------------------------------------
                                       10/31/97      10/31/96     10/31/95   10/31/94    10/31/93
                                     ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF          $10.20        $10.26         $9.71     $10.75      $10.90
 PERIOD............................
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income..............      0.62          0.54          0.53       0.50        0.46
Net Realized & Unrealized Gain           0.38         (0.05)         0.58      (0.76)       0.33
 (Loss) on Investments.............
                                     ------------------------------------------------------------
    Total from Investment                1.00          0.49          1.11      (0.26)       0.79
     Operations....................
LESS DISTRIBUTIONS
Distributions from Net Investment        0.62          0.55          0.53       0.50        0.49
 Income............................
Distributions in excess of Net           0.00          0.00          0.03       0.01        0.00
 Investment Income.................
Distributions from Capital Gains...      0.00          0.00          0.00       0.27        0.45
                                     ------------------------------------------------------------
    Total Distributions............      0.62          0.55          0.56       0.78        0.94
                                     ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....    $10.58        $10.20        $10.26      $9.71      $10.75
                                     ------------------------------------------------------------
                                     ------------------------------------------------------------
TOTAL RETURN.......................     10.25%         4.94%        11.92%     (2.71%)      7.73%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period              $3,248        $4,694        $7,190     $5,273      $5,697
 (000's)...........................
Ratio of Expenses to Average Net         0.80%         0.80%         0.80%      0.80%       0.81%
 Assets............................
Ratio of Net Investment Income to        5.96%         5.31%         5.47%      4.92%       4.34%
 Average Net Assets................
Portfolio Turnover Rate............     56.37%       468.75%       543.15%    306.79%     260.22%
Average Number of Shares              359,151*           --            --         --          --
 Outstanding.......................
Amount of Debt Outstanding.........        $0            --            --         --          --
Average Amount of Debt Outstanding     $1,408*           --            --         --          --
 During the Period.................
Average Amount of Debt Per Share        $0.00            --            --         --          --
 During the Period.................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net         2.78%         2.29%         1.95%      2.16%       1.96%
 Assets............................
Ratio of Net Investment Income to        3.98%         3.82%         4.32%      3.56%       3.19%
 Average Net Assets................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net         0.80%         0.80%           --         --          --
 Assets............................
Ratio of Net Investment Income to        5.96%         5.31%           --         --          --
 Average Net Assets................

                                                                        PERIOD
                                                                         ENDED
                                                                      -----------
                                     10/31/92   10/31/91   10/31/90   10/31/89(f)
NET ASSET VALUE, BEGINNING OF         $10.63     $10.01     $10.27     $10.00
 PERIOD............................
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income..............     0.66       0.70       0.69       0.55
Net Realized & Unrealized Gain          0.36       0.62      (0.24)      0.28
 (Loss) on Investments.............
    Total from Investment               1.02       1.32       0.45       0.83
     Operations....................
LESS DISTRIBUTIONS
Distributions from Net Investment       0.66       0.70       0.69       0.56
 Income............................
Distributions in excess of Net          0.00       0.00       0.00       0.00
 Investment Income.................
Distributions from Capital Gains...     0.09       0.00       0.02       0.00
    Total Distributions............     0.75       0.70       0.71       0.56
NET ASSET VALUE, END OF PERIOD.....   $10.90     $10.63     $10.01     $10.27
TOTAL RETURN.......................     9.74%     13.51%      4.43%     10.43%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period             $5,634     $5,486     $2,123     $1,356
 (000's)...........................
Ratio of Expenses to Average Net        0.90%      0.98%      1.51%      1.15%(c)
 Assets............................
Ratio of Net Investment Income to       6.09%      6.82%      6.89%      7.23%(c)
 Average Net Assets................
Portfolio Turnover Rate............   227.45%    115.76%     73.76%     86.60%
Average Number of Shares                  --         --         --         --
 Outstanding.......................
Amount of Debt Outstanding.........       --         --         --         --
Average Amount of Debt Outstanding        --         --         --         --
 During the Period.................
Average Amount of Debt Per Share          --         --         --         --
 During the Period.................
RATIOS IF FEES HAD NOT BEEN WAIVED
Ratio of Expenses to Average Net        1.94%      2.42%      3.07%      4.56%(c)
 Assets............................
Ratio of Net Investment Income to       5.06%      5.38%      5.33%      3.81%(c)
 Average Net Assets................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net          --         --         --         --
 Assets............................
Ratio of Net Investment Income to         --         --         --         --
 Average Net Assets................

See footnotes on page 82.

CRABBE HUSON U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          YEAR ENDED
                                      --------------------------------------------------
                                      10/31/97   10/31/96   10/31/95  10/31/94  10/31/93
                                      --------------------------------------------------
NET ASSET VALUE, BEGINNING OF          $10.66     $10.66     $10.27    $11.04    $10.91
 PERIOD.............................
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...............     0.53       0.47       0.51      0.46      0.47
Net Realized & Unrealized Gain           0.16       0.00       0.40     (0.65)     0.22
 (Loss) on Investments..............
                                      --------------------------------------------------
    Total from Investment                0.69       0.47       0.91     (0.19)     0.69
     Operations.....................
LESS DISTRIBUTIONS
Distributions from Net Investment        0.54       0.47       0.51      0.47      0.48
 Income.............................
Distributions in excess of Net           0.00       0.00       0.01      0.00      0.00
 Investment Income..................
Distributions from Capital Gains....     0.00       0.00       0.00      0.11      0.08
                                      --------------------------------------------------
    Total Distributions.............     0.54       0.47       0.52      0.58      0.56
                                      --------------------------------------------------
NET ASSET VALUE, END OF PERIOD......   $10.81     $10.66     $10.66    $10.27    $11.04
                                      --------------------------------------------------
                                      --------------------------------------------------
TOTAL RETURN........................     6.65%      4.55%      9.12%    (1.78)%    6.71%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...   $4,494     $8,517     $8,426    $9,249   $11,218
Ratio of Expenses to Average Net         0.75%      0.75%      0.75%     0.75%     0.75%
 Assets.............................
Ratio of Net Investment Income to        4.82%      4.44%      4.85%     4.39%     4.33%
 Average Net Assets.................
Portfolio Turnover Rate.............    45.42%    226.37%    230.43%    76.09%    81.74%
Average Number of Shares              602,738*        --         --        --        --
 Outstanding........................
Amount of Debt Outstanding..........       $0         --         --        --        --
Average Amount of Debt Outstanding        $50*        --         --        --        --
 During the Period..................
Average Amount of Debt Per Share        $0.00         --         --        --        --
 During the Period..................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net         1.78%      1.63%      1.46%     1.47%     1.26%
 Assets.............................
Ratio of Net Investment Income to        3.79%      3.56%      4.14%     3.66%     3.81%
 Average Net Assets.................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net         0.75%      0.75%        --        --        --
 Assets.............................
Ratio of Net Investment Income to        4.82%      4.44%        --        --        --
 Average Net Assets.................

                                                                      PERIOD
                                                                       ENDED
                                                                    -----------
                                     10/31/92  10/31/91  10/31/90   10/31/89(f)
NET ASSET VALUE, BEGINNING OF         $10.69    $10.24    $10.28     $10.00
 PERIOD.............................
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...............    0.58      0.67      0.68       0.56
Net Realized & Unrealized Gain          0.29      0.45     (0.04)      0.29
 (Loss) on Investments..............
    Total from Investment               0.87      1.12      0.64       0.85
     Operations.....................
LESS DISTRIBUTIONS
Distributions from Net Investment       0.58      0.67      0.67       0.57
 Income.............................
Distributions in excess of Net          0.00      0.00      0.00       0.00
 Investment Income..................
Distributions from Capital Gains....    0.07      0.00      0.01       0.00
    Total Distributions.............    0.65      0.67      0.68       0.57
NET ASSET VALUE, END OF PERIOD......  $10.91    $10.69    $10.24     $10.28
TOTAL RETURN........................    8.70%    11.17%     6.40%     11.15%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...  $8,959    $3,748    $2,069     $1,717
Ratio of Expenses to Average Net        0.80%     0.96%     1.42%      1.14%(c)
 Assets.............................
Ratio of Net Investment Income to       5.35%     6.44%     6.72%      7.35%(c)
 Average Net Assets.................
Portfolio Turnover Rate.............  105.52%   114.81%    87.71%     40.42%
Average Number of Shares                  --        --        --         --
 Outstanding........................
Amount of Debt Outstanding..........      --        --        --         --
Average Amount of Debt Outstanding        --        --        --         --
 During the Period..................
Average Amount of Debt Per Share          --        --        --         --
 During the Period..................
RATIOS IF FEES HAD NOT BEEN WAIVED A
Ratio of Expenses to Average Net        1.52%     2.15%     2.84%      3.40%(c)
 Assets.............................
Ratio of Net Investment Income to       4.63%     5.25%     5.31%      5.09%(c)
 Average Net Assets.................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net          --        --        --         --
 Assets.............................
Ratio of Net Investment Income to         --        --        --         --
 Average Net Assets.................

See footnotes on page 82.

CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  YEAR ENDED
                                          -----------------------------------------------------------
                                           10/31/97     10/31/96    10/31/95    10/31/94    10/31/93
                                          -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....       $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................        0.05        0.05        0.05        0.03        0.03
Net Realized & Unrealized Gain (Loss) on        0.00        0.00        0.00        0.00        0.00
 Investments............................
                                          -----------------------------------------------------------
    Total from Investment Operations....        0.05        0.05        0.05        0.03        0.03
LESS DISTRIBUTIONS
Distributions from Net Investment               0.05        0.05        0.05        0.03        0.03
 Income.................................
Distributions in excess of Net                  0.00        0.00        0.00        0.00        0.00
 Investment Income......................
                                          -----------------------------------------------------------
    Total Distributions.................        0.05        0.05        0.05        0.03        0.03
                                          -----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........       $1.00       $1.00       $1.00       $1.00       $1.00
                                          -----------------------------------------------------------
                                          -----------------------------------------------------------
TOTAL RETURN............................        4.83%       4.81%       5.30%       3.28%       2.53%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......     $28,538     $42,171     $54,714     $32,383     $14,784
Ratio of Expenses to Average Net                0.70%(a)     0.70%(a)     0.70%     0.70%       0.70%
 Assets.................................
Ratio of Net Investment Income to               4.73%       4.74%       5.21%       3.39%       2.51%
 Average Net Assets.....................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net                1.14%(a)     1.06%(a)     1.16%     1.29%       1.32%
 Assets.................................
Ratio of Net Investment Income to               4.29%       4.38%       4.75%       2.81%       1.88%
 Average Net Assets.....................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net                0.70%       0.70%         --          --          --
 Assets.................................
Ratio of Net Investment Income to               4.73%       4.74%         --          --          --
 Average Net Assets.....................

                                                                               PERIOD
                                                                                ENDED
                                                                              ---------
                                          10/31/92    10/31/91    10/31/90    10/31/89(f)
NET ASSET VALUE, BEGINNING OF PERIOD....     $1.00       $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................      0.03        0.06        0.07        0.06
Net Realized & Unrealized Gain (Loss) on      0.00        0.00        0.00        0.00
 Investments............................
    Total from Investment Operations....      0.03        0.06        0.07        0.06
LESS DISTRIBUTIONS
Distributions from Net Investment             0.03        0.06        0.07        0.06
 Income.................................
Distributions in excess of Net                0.00        0.00        0.00        0.00
 Investment Income......................
    Total Distributions.................      0.03        0.06        0.07        0.06
NET ASSET VALUE, END OF PERIOD..........     $1.00       $1.00       $1.00       $1.00
TOTAL RETURN............................      3.36%      13.76%       7.62%      10.05%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's).......   $12,395     $14,907     $21,406     $10,735
Ratio of Expenses to Average Net              0.75%       0.81%       0.80%       0.60%(c)
 Assets.................................
Ratio of Net Investment Income to             3.32%       5.76%       7.57%       8.43%(c)
 Average Net Assets.....................
RATIOS IF FEES HAD NOT BEEN WAIVED AND/O
Ratio of Expenses to Average Net              1.09%       1.18%       1.33%       1.34%(c)
 Assets.................................
Ratio of Net Investment Income to             2.98%       5.38%       7.04%       7.69%(c)
 Average Net Assets.....................
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net                --          --          --          --
 Assets.................................
Ratio of Net Investment Income to               --          --          --          --
 Average Net Assets.....................

See footnotes on page 82.

                   ------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                       ----------------------------------

The Shareholders and Board of Directors
The Crabbe Huson Special Fund, Inc.

The Shareholders and Board of Trustees
Crabbe Huson Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of The Crabbe Huson Special Fund, Inc. and Crabbe Huson Funds (comprised of Crabbe Huson Small Cap Fund, Crabbe Huson Asset Allocation Fund, Crabbe Huson Equity Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Oregon Tax-Free Fund, Crabbe Huson Income Fund, Crabbe Huson U.S. Government Income Fund and Crabbe Huson U.S. Government Money Market Fund) as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, except for Crabbe Huson Small Cap Fund, which is for the year ended October 31, 1997 and for the period from February 20, 1996 (commencement of operations) to October 31, 1996, and the financial highlights for The Crabbe Huson Special Fund, Inc. and Crabbe Huson Oregon Tax-Free Fund for each of the nine years ended October 31, 1997, the financial highlights of Crabbe Huson Asset Allocation Fund, Crabbe Huson Equity Fund, Crabbe Huson Income Fund, Crabbe Huson U.S. Government Income Fund and Crabbe Huson U.S. Government Money Market Fund for each of the years or periods in the eight years ended October 31, 1997 and for the period from January 31, 1989 (commencement of operations) to October 31, 1989, the financial highlights of Real Estate Investment Fund for each of the three years ended October 31, 1997 and for the period from April 4, 1994 (commencement of operations) to October 31, 1994, and the financial highlights of Crabbe Huson Small Cap Fund for the year ended October 31, 1997 and for the period from February 20, 1996 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of The Crabbe Huson Special Fund, Inc. and Crabbe Huson Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits. The financial highlights for The Crabbe Huson Special Fund, Inc. and Crabbe Huson Oregon Tax-Free Fund for the year ended October 31, 1988 were audited by other auditors whose reports dated December 28, 1988 and December 29, 1988, respectively, expressed unqualified opinions on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification of securities owned as of October 31, 1997 by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crabbe Huson Special Fund, Inc. and each of the Crabbe Huson Funds as of October 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with generally accepted accounting principles.

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Portland, Oregon
December 3, 1997